UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007–December 31, 2007

Item 1: Reports to Shareholders

>  For the fiscal year, the Vanguard Bond Index Funds provided returns ranging from 6.6% to 7.6% for Investor Shares.

>  The funds closely tracked the results of their benchmarks, in each case exceeding the bond market’s long-term average return.

>  The Vanguard Bond Index Funds outpaced the total returns of their peer-group funds by about 2 to 3 percentage points.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Total Bond Market Index Fund	12
Short-Term Bond Index Fund	31
Intermediate-Term Bond Index Fund	47
Long-Term Bond Index Fund	64
About Your Fund’s Expenses	81
Glossary	84

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	VBMFX	6.9%
Admiral™ Shares[1]	VBTLX	7.0
Signal™ Shares[2]	VBTSX	7.0
Institutional Shares[3]	VBTIX	7.0
ETF Shares[4]	BND
Market Price		6.0[5]
Net Asset Value		5.5[5]
Lehman U.S. Aggregate Bond Index		7.0
Average Intermediate-Term Investment Grade Debt Fund[6]		4.7

Vanguard Short-Term Bond Index Fund
Investor Shares	VBISX	7.2%
Admiral Shares[1]	VBIRX	7.3
Signal Shares[2]	VBSSX	5.7[7]
ETF Shares[4]	BSV
Market Price		5.8[5]
Net Asset Value		5.7[5]
Lehman 1–5 Year U.S. Government/Credit Index		7.3
Average 1–5 Year Investment Grade Debt Fund[6]		4.3

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  This class of shares also carries low expenses and is available for a minimum investment of $5 million for the Total Bond Market Index Fund.

4  Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5  Since inception: April 3, 2007.

6  Derived from data provided by Lipper Inc.

7  Since inception: March 30, 2007.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	VBIIX	7.6%
Admiral Shares[1]	VBILX	7.7
Signal Shares[2]	VIBSX	6.8[3]
Institutional Shares[4]	VBIMX	7.7
ETF Shares[5]	BIV
Market Price		6.4[6]
Net Asset Value		6.1[6]
Lehman 5–10 Year U.S. Government/Credit Index		7.6
Average Intermediate-Term Investment Grade Debt Fund[7]		4.7

Vanguard Long-Term Bond Index Fund
Investor Shares	VBLTX	6.6%
Institutional Shares[4]	VBLLX	6.7
ETF Shares[5]	BLV
Market Price		6.3[6]
Net Asset Value		5.8[6]
Lehman U.S. Long Government/Credit Index		6.6
Average Corporate A-Rated Debt Fund[7]		4.5

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, servicing, and account-size criteria.

3  Since inception: June 4, 2007.

4  This class of shares also carries low expenses and is available for a minimum investment of $25 million for the Intermediate-Term and Long-Term Bond Index Funds.

5  Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

6  Since inception: April 3, 2007.

7  Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

December 31, 2006–December 31, 2007

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	SEC
Index Fund	Price	Price	Dividends	Gains	Yield
Total Bond Market
Investor Shares	$9.99	$10.16	$0.501	$0.000	4.67%
Admiral Shares	9.99	10.16	0.510	0.000	4.76
Signal Shares	9.99	10.16	0.510	0.000	4.76
Institutional Shares	9.99	10.16	0.513	0.000	4.79
ETF Shares	74.95[1]	76.61	2.351	0.000	4.75
Short-Term Bond
Investor Shares	$9.89	$10.13	$0.456	$0.000	3.82%
Admiral Shares	9.89	10.13	0.464	0.000	3.91
Signal Shares	9.93[2]	10.13	0.352	0.000	3.90
ETF Shares	74.95[1]	76.88	2.249	0.000	3.89
Intermediate-Term Bond
Investor Shares	$10.25	$10.50	$0.507	$0.000	4.71%
Admiral Shares	10.25	10.50	0.515	0.000	4.80
Signal Shares	10.12[3]	10.50	0.297	0.000	4.79
Institutional Shares	10.25	10.50	0.518	0.000	4.83
ETF Shares	74.90[1]	76.96	2.389	0.000	4.78
Long-Term Bond
Investor Shares	$11.53	$11.65	$0.613	$0.000	5.32%
Institutional Shares	11.53	11.65	0.626	0.000	5.43
ETF Shares	74.90[1]	76.38	2.740	0.000	5.39

1  Share price at inception; April 3, 2007.

2  Share price at inception; March 30, 2007.

3  Share price at inception; June 4, 2007.

Chairman’s Letter

Dear Shareholder,

All four Vanguard Bond Index Funds produced returns that closely tracked the performance of their target benchmarks for the year ended December 31, 2007. Total returns for Investor Shares ranged from 6.6% for the Long-Term Bond Index Fund to 7.6% for the Intermediate-Term Bond Index Fund. The returns of the Total Bond Market Index Fund and the Short-Term Bond Index Fund fell between these two, at 6.9% and 7.2%, respectively.

Even as aftershocks from the subprime-mortgage-market breakdown reverberated through the U.S. stock and bond markets, the funds’ returns outpaced both the return of peer bond funds and the 5.5% long-term average return for bonds.1

The yield of the Long-Term Bond Index Fund ended the year about where it began (at 5.3% for Investor Shares), while yields of our other bond index funds declined. This pattern reflected the effect, in the second half of the year, of the Federal Reserve Board’s interest rate cuts and investors’ flight to the relative safety of high-quality fixed income securities. The funds’ year-end yields, and the income and capital components of their 2007 total returns, appear on page 6.

1  Return is for the period 1926–2007. Sources: Vanguard calculations, based on the following indexes—1926–68, Standard & Poor’s High Grade Corporate Index; 1969–72, Citigroup High Grade Index; 1973–75, Lehman Brothers U.S. Long Credit AA Index; 1976–2007, Lehman U.S. Aggregate Bond Index.

Risk aversion set the tone in the bond market

During the first half of 2007, the bond market was characterized by tight credit spreads, reflecting investors’ willingness to take on greater levels of risk to earn higher yields. That sentiment changed in the midsummer fallout from the subprime-lending crisis. Investors grew wary of risk, and showed a preference for higher-quality corporate and government bonds.

This shift drove up prices for high-quality issues, and as the bonds’ prices rose, their yields fell. The yield of the benchmark 10-year Treasury note, for example, fell a full percentage point in the last half of the year (from 5.03% on June 30 to 4.03% at year-end). The Federal Reserve Board lowered its target for the federal funds rate three times in the final four months of 2007, pushing yields even lower on the shorter end of the maturity spectrum.

The broad taxable bond market returned 7.0% for 2007, outpacing the stock market for the first calendar year since 2002. Tax-exempt municipal bonds returned 3.4%.

Stocks traced a jagged path to positive returns

The broad U.S. stock market returned 5.7% for the 12 months, a fairly tame result that masked a year of ups and downs for equities. The gains in the first half of the year were largely surrendered in July and August as the subprime-mortgage crisis reverberated beyond housing and financial-related companies, creating fears of a broader economic

Market Barometer
Average Annual Total Returns
	Periods Ended December 31, 2007
	One Year	Three Years	Five Years
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	7.0%	4.6%	4.4%
Lehman Municipal Bond Index	3.4	3.9	4.3
Citigroup 3-Month Treasury Bill Index	4.7	4.2	2.9

Stocks
Russell 1000 Index (Large-caps)	5.8%	9.1%	13.4%
Russell 2000 Index (Small-caps)	–1.6	6.8	16.2
Dow Jones Wilshire 5000 Index (Entire market)	5.7	9.2	14.1
MSCI All Country World Index ex USA (International)	17.1	20.4	24.5

CPI
Consumer Price Index	4.1%	3.3%	3.0%

slowdown. The markets moved higher but remained volatile throughout the rest of the year as investors reacted to mixed economic data, a weakening U.S. dollar, and crude oil prices that surged to nearly $100 per barrel by year-end.

Against this backdrop, many investors sought stability in large-capitalization stocks, which outperformed small-caps for the year; meanwhile, growth stocks outpaced their value-oriented counterparts.

For U.S.-based investors, international stocks posted stronger results than U.S. equities for the sixth consecutive year, with much of the outperformance arriving compliments of the weak U.S. dollar.

Emerging markets led the way, followed by developed economies in Europe and the Pacific region.

Astute management skills contributed to the funds’ returns

The returns of Vanguard’s bond index funds for the year ended December 31, 2007, clustered in a narrow range. At one end, the Intermediate-Term Bond Index Fund produced a total return of 7.6% for the year. At the other end, the Long-Term Bond Index Fund earned 6.6%. The Short-Term Bond Index Fund and Total Bond Market Index Funds earned 7.2% and 6.9%, respectively. (Returns are for Investor Shares.)

Yields and Returns
			Components of Total Returns
	Yields at Year-End		Year Ended December 31, 2007
Index Fund (Investor Shares)	2006	2007	Capital	Income	Total
Total Bond Market	4.96%	4.67%	1.7%	5.2%	6.9%
Short-Term Bond	4.76	3.82	2.4	4.8	7.2
Intermediate-Term Bond	4.96	4.71	2.4	5.2	7.6
Long-Term Bond	5.31	5.32	1.0	5.6	6.6

Generally declining interest rates across the maturity spectrum during the second half of the year—engineered by the Federal Reserve to help blunt the impact of the subprime-mortgage crises—helped lift each fund’s share price. (Bond prices rise when interest rates decline.) At the same time, interest income further boosted fund returns.

Also helping the funds’ performance during 2007 were strong returns for Treasury securities, which are a significant component of each fund. Demand for these securities was high as many investors sought a safe haven in the wake of subprime-mortgage fears. This “flight to quality” caused Treasuries to outperform corporate bonds, a reversal of typical expectations.

Turbulent times, such as 2007, can pose significant challenges to index fund managers. Because of the impracticality of owning all the bonds in a target index—which can number in the hundreds or even thousands—the Vanguard Bond Index Funds’ managers buy samplings of securities in a way designed to replicate the characteristics of their funds’ respective indexes. Successful sampling requires well-conceived and well-executed controls so a fund’s return doesn’t drift from that of its benchmark index.

Total Returns
Ten Years Ended December 31, 2007
		Average
	Vanguard	Comparable	Target
Index Fund (Investor Shares)	Fund	Fund[1]	Index
Total Bond Market	5.7%	5.0%	6.0%
Short-Term Bond	5.1	4.3	5.3
Intermediate-Term Bond	6.3	5.0	6.5
Long-Term Bond	7.0	5.0	6.9

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  Derived from data provided by Lipper Inc.

Vanguard’s Fixed Income Group, the funds’ advisor, met the challenge and closely tracked the returns of each fund’s benchmark. The returns of all the funds were within 0.1 percentage point of their index results, despite shouldering the burden of real-world management and trading costs; as theoretical constructs, indexes do not carry these costs.

Discipline and low costs are key to long-term results

The funds’ returns in 2007 were the highest in several years. More important in gauging the funds’ performance, however, is their long-term record. With ten-year average annual returns for Investor Shares that range from 5.1% for the Short-Term Bond Index Fund to 7.0% for the Long-Term Bond Index Fund, the funds have succeeded in meeting their primary goal—capturing the returns of their respective indexes.

The funds also individually outpaced the ten-year annualized returns of their peer-group funds by margins ranging from 0.7% to 2.0%. Your Vanguard fund benefited from the performance tailwind of low costs, meaning that a lower level of operating costs was deducted from the fund’s returns compared with the typical mutual fund.

For the shortest- and longest-maturity bond funds, a hypothetical investment of $10,000 for the ten-year period ended December 31, 2007, would have grown to $16,420 in the Vanguard Short-Term Bond Index Fund (compared with $15,187 for

Expense Ratios[1]
Your fund compared with its peer group

	Investor	Admiral	Signal	Institutional	ETF	Peer
Index Fund	Shares	Shares	Shares	Shares	Shares	Group
Total Bond Market	0.19%	0.10%	0.10%	0.07%	0.11%[2]	0.96%
Short-Term Bond	0.18	0.10	0.10%[2]	—	0.11[2]	0.94
Intermediate-Term Bond	0.18	0.10	0.10%[2]	0.07	0.11[2]	0.96
Long-Term Bond	0.18	—	—	0.07	0.11[2]	1.14

1  Fund expense ratios reflect the 12 months ended December 31, 2007. Peer groups are: for the Total Bond Market Index Fund and Intermediate-Term Bond Index Fund, the Average Intermediate-Term Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1–5 Year Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

2  Annualized. Inception dates: for Total Bond Market Index Fund ETF Shares, April 3, 2007; for Short-Term Bond Index Fund Signal Shares, March 30, 2007, and for ETF Shares, April 3, 2007; for Intermediate-Term Bond Index Fund Signal Shares, June 4, 2007, and for ETF Shares, April 3, 2007; for Long-Term Bond Index Fund ETF Shares, April 3, 2007.

the average peer-group fund); and to $19,624 in the Long-Term Bond Index Fund (compared with $16,299 for the peer-group fund). Results for the Intermediate-Term Fund and the Total Bond Market Fund would have fallen between that range for the same hypothetical investment.

A balanced portfolio can help you tune out investment ‘noise’

The level of investment “noise” rose several decibels during 2007, as pundits chattered about the broader impact of subprime lending, a possible economic slowdown, rising energy prices, a slumping housing market, and a declining dollar, among other things.

The discourse inevitably suggests a sense of urgency, but Vanguard has found that you can generally tune out the noise if you hold a balanced portfolio of diversified stock and bond funds in proportions suited to your unique circumstances. Such a portfolio gives you exposure to the long-term growth potential represented by stocks, while relying on bonds for ballast against the stock market’s inevitable volatility.

Moreover, bonds can sometimes outperform stocks, as they did in 2007. This happens often enough—about 30% of the time over the long term—to serve as another reminder of the benefits of a balanced portfolio.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 15, 2008

Total Bond Market ETF
Premium/Discount: April 3, 2007[1]–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	118	62.43%	1	0.53%
25–49.9	60	31.75	0	0.00
50–74.9	10	5.29	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	188	99.47%	1	0.53%

Short-Term Bond ETF
Premium/Discount: April 3, 2007[1]–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	180	95.23%	3	1.59%
25–49.9	5	2.65	1	0.53
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	185	97.88%	4	2.12%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

Intermediate-Term Bond ETF
Premium/Discount: April 3, 2007[1]–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	113	59.79%	2	1.06%
25–49.9	66	34.92	0	0.00
50–74.9	7	3.70	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	1	0.53
Total	186	98.41%	3	1.59%

Long-Term Bond ETF
Premium/Discount: April 3, 2007[1]–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	77	40.74%	6	3.17%
25–49.9	89	47.09	1	0.53
50–74.9	14	7.41	0	0.00
75–100.0	1	0.53	0	0.00
>100.0	0	0.00	1	0.53
Total	181	95.77%	8	4.23%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

Total Bond Market Index Fund

Fund Profile

As of December 31, 2007

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	3,157	9,193
Yield		—
Investor Shares	4.7%
Admiral Shares	4.8%
Signal Shares	4.8%
Institutional Shares	4.8%
ETF Shares	4.8%
Yield to Maturity	4.8%[2]	4.9%
Average Coupon	5.5%	5.5%
Average Effective Maturity	7.0 years	7.1 years
Average Quality[3]	Aa1	Aa1
Average Duration	4.4 years	4.4 years
Expense Ratio		—
Investor Shares	0.19%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
ETF Shares	0.11%[4]
Short-Term Reserves	0.8%	—

Sector Diversification[5] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	6.4%
Finance	8.1
Foreign	2.2
Government Mortgage-Backed	37.5
Industrial	9.0
Treasury/Agency	34.1
Utilities	1.9
Other	0.8

Volatility Measures[6]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.02

Distribution by Maturity (% of portfolio)

Under 1 Year	2.7%
1–5 Years	43.2
5–10 Years	42.3
10–20 Years	5.8
20–30 Years	5.8
Over 30 Years	0.2

Distribution by Credit Quality[3] (% of portfolio)

Aaa	79.7%
Aa	5.5
A	7.9
Baa	6.8
Other	0.1

Investment Focus

1  Lehman U.S. Aggregate Bond Index.

2  Before expenses.

3  Moody’s Investors Service.

4  Annualized.

5  The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 84.

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Total Bond Market Index Fund
Investor Shares[1]	6.92%	4.35%	5.71%	$17,432
Lehman U.S. Aggregate Bond Index	6.97	4.42	5.97	17,864
Average Intermediate-Term Investment Grade
Debt Fund[2]	4.71	3.78	5.01	16,311

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Total Bond Market Index Fund Admiral Shares	7.02%	4.44%	4.62%	$131,895
Lehman U.S. Aggregate Bond Index	6.97	4.42	4.90	134,082

			Final Value of
		Since	a $1,000,000
	One Year	Inception[3]	Investment
Total Bond Market Index Fund Signal Shares	7.02%	6.94%	$1,093,415
Lehman U.S. Aggregate Bond Index	6.97	6.81	1,091,678

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.; based on the Average Intermediate-Term U.S. Government Fund through December 31, 2001, and the Average Intermediate-Term Investment Grade Debt Fund thereafter.

3  Performance for the fund and its comparative standards is calculated since the following inception dates: November 12, 2001, for the Admiral Shares, and September 1, 2006, for the Signal Shares.

Total Bond Market Index Fund

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Total Bond Market Index Fund
Institutional Shares	7.05%	4.48%	5.84%	$8,819,538
Lehman U.S. Aggregate Bond Index	6.97	4.42	5.97	8,931,834

		Final Value
	Since	of a $10,000
	Inception[1]	Investment
Total Bond Market Index Fund
ETF Shares Net Asset Value	5.45%	$10,545
Lehman U.S. Aggregate Bond Index	5.40	10,540

Cumulative Returns: ETF Shares, April 3, 2007–December 31, 2007
Since
Inception[1]
Total Bond Market Index Fund ETF Shares Market Price	5.98%
Total Bond Market Index Fund ETF Shares Net Asset Value	5.45
Lehman U.S. Aggregate Bond Index	5.40

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

	Investor Shares			Lehman[2]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.2%	6.4%	8.6%	8.7%
1999	–6.8	6.0	–0.8	–0.8
2000	4.2	7.2	11.4	11.6
2001	1.9	6.5	8.4	8.4
2002	2.4	5.9	8.3	10.3
2003	–0.7	4.7	4.0	4.1
2004	–0.2	4.4	4.2	4.3
2005	–2.0	4.4	2.4	2.4
2006	–0.7	5.0	4.3	4.3
2007	1.7	5.2	6.9	7.0

1  Performance for the fund and its comparative standards is calculated since the ETF Shares’ inception on April 3, 2007.

2  Lehman U.S. Aggregate Bond Index.

Note: See Financial Highlights tables on pages 21–25 for dividend and capital gains information.

Total Bond Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2007

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	8.750%	5/15/17	412,740	561,132	1.0%
	U.S. Treasury Bond	6.750%	8/15/26	390,030	498,934	0.9%
	U.S. Treasury Bond	8.750%	8/15/20	294,125	418,669	0.8%
	U.S. Treasury Bond	7.250%	5/15/16	337,740	414,998	0.7%
	U.S. Treasury Bond	8.875%	2/15/19	209,000	293,873	0.5%
	U.S. Treasury Bond	7.500%	11/15/16	229,694	288,158	0.5%
	U.S. Treasury Bond	4.000%	2/15/15	265,250	268,897	0.5%
	U.S. Treasury Bond	8.125%	8/15/21	164,625	226,669	0.4%
	U.S. Treasury Bond	9.125%	5/15/18	130,000	183,747	0.3%
	U.S. Treasury Bond	5.375%	2/15/31	160,845	181,152	0.3%
	U.S. Treasury Bond	6.000%	2/15/26	152,750	180,651	0.3%
	U.S. Treasury Bond	6.875%	8/15/25	136,270	175,107	0.3%
	U.S. Treasury Bond	8.125%	8/15/19	108,895	146,770	0.3%
	U.S. Treasury Bond	12.000%	8/15/13	131,800	138,617	0.2%
	U.S. Treasury Bond	11.250%	2/15/15	89,650	130,945	0.2%
	U.S. Treasury Bond	3.625%–13.250%	5/15/13–5/15/37	803,262	984,113	1.7%
[1]	U.S. Treasury Note	6.500%	2/15/10	697,025	745,162	1.3%
	U.S. Treasury Note	4.750%	5/31/12	509,505	537,446	1.0%
	U.S. Treasury Note	3.500%	12/15/09	525,810	530,248	1.0%
	U.S. Treasury Note	4.500%	9/30/11	452,845	472,304	0.8%
	U.S. Treasury Note	4.250%	11/15/13	410,925	425,887	0.8%
	U.S. Treasury Note	4.625%	10/31/11	333,520	349,416	0.6%
	U.S. Treasury Note	4.500%	11/30/11	333,450	347,935	0.6%
	U.S. Treasury Note	4.750%	5/15/14	309,425	328,909	0.6%
	U.S. Treasury Note	4.500%	4/30/12	312,110	326,008	0.6%
	U.S. Treasury Note	4.625%	7/31/09	314,885	322,216	0.6%
	U.S. Treasury Note	4.750%	2/28/09	254,325	258,974	0.5%
	U.S. Treasury Note	4.875%	8/15/09	225,050	231,239	0.4%
	U.S. Treasury Note	4.250%	8/15/14	200,900	207,618	0.4%
	U.S. Treasury Note	4.000%	8/31/09	204,475	207,415	0.4%
	U.S. Treasury Note	4.875%	5/31/09	179,225	183,621	0.3%

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	4.500%	3/31/09	170,300	173,120	0.3%
	U.S. Treasury Note	4.875%	6/30/09	147,500	151,303	0.3%
	U.S. Treasury Note	4.875%	7/31/11	141,350	149,147	0.3%
	U.S. Treasury Note	2.625%	3/15/09	148,850	147,944	0.3%
	U.S. Treasury Note	4.250%	8/15/13	140,125	145,182	0.3%
	U.S. Treasury Note	4.625%	2/29/12	138,195	145,019	0.3%
	U.S. Treasury Note	2.625%–6.000%	1/31/08–8/15/17	1,652,312	1,689,171	3.0%
					13,167,716	23.6%
Agency Bonds and Notes
[2]	Federal Home Loan Bank	3.625%–7.625%	2/20/09–7/15/36	1,171,500	1,208,551	2.2%
[2]	Federal Home Loan
	Mortgage Corp.	5.000%	6/11/09	212,675	216,665	0.4%
[2]	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	127,947	129,645	0.2%
[2]	Federal Home Loan
	Mortgage Corp.	0.000%–7.000%	3/15/08–3/15/31	1,316,449	1,382,422	2.5%
[2]	Federal National
	Mortgage Assn.	6.625%	9/15/09	174,315	182,992	0.3%
[2]	Federal National
	Mortgage Assn.	3.250%–8.200%	1/15/09–7/15/37	1,377,993	1,458,585	2.6%
†	Other—Agency Bonds and Notes				263,366	0.5%
					4,842,226		8.7%
Mortgage-Backed Securities
Conventional Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	6.000%	1/1/38	315,800	320,439	0.6%
[2,3]	Federal Home Loan
	Mortgage Corp.	5.500%	3/1/37	196,651	196,326	0.4%
[2,3]	Federal Home Loan
	Mortgage Corp.	5.500%	1/1/37	133,168	132,948	0.2%
[2,3]	Federal Home Loan
	Mortgage Corp.	5.500%	11/1/37	133,123	132,862	0.2%
[2,3]	Federal Home Loan
	Mortgage Corp.	4.000%–10.500%	1/1/08–1/1/38	7,137,299	7,136,126	12.8%
[2,3]	Federal National
	Mortgage Assn.	5.500%	1/1/38	224,600	244,218	0.4%
[2,3]	Federal National
	Mortgage Assn.	4.000%–11.000%	1/1/08–1/1/38	9,534,516	9,542,587	17.1%
[3]	Government National
	Mortgage Assn.	4.000%–11.500%	1/15/08–1/1/38	1,956,442	1,981,838	3.6%
Nonconventional Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	4.090%–6.525%	11/1/33–10/1/37	713,136	721,164	1.3%
[2,3]	Federal National
	Mortgage Assn.	4.002%–6.625%	11/1/33–9/1/37	1,184,795	1,197,154	2.1%
[3]	Government National
	Mortgage Assn.	6.375%–7.900%	2/15/21–6/20/29	631	636	0.0%
					21,606,298	38.7%
Total U.S. Government and Agency Obligations (Cost $38,827,593)					39,616,240	71.0%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
[3,4]	American Express Credit
	Account Master Trust	5.118%	3/15/12	132,100	131,389	0.2%

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[3,4]	Bank One Issuance Trust	5.137%	2/15/11	200,000	199,790	0.4%
[3,4]	Chase Issuance Trust	5.038%	12/15/10	244,486	244,246	0.4%
[3,4]	Gracechurch Card Funding PLC	5.038%	9/15/10	143,000	142,394	0.3%
[3,4]	MBNA Credit Card Master Note Trust	5.028%	12/15/10	175,044	174,718	0.3%
[3,4]	MBNA Credit Card Master Note Trust	5.158%	2/15/11	161,525	161,307	0.3%
†	Other—Asset-Backed/Commercial Mortgage-Backed Securities				2,906,424	5.2%
					3,960,268	7.1%
	Finance
†	Banking				1,937,448	3.5%
†	Brokerage				905,998	1.6%
†	Finance Companies				886,994	1.6%
†	Insurance				590,785	1.1%
†	Real Estate Investment Trusts				185,793	0.3%
†	Finance—Other				15,302	0.0%
					4,522,320	8.1%
	Industrial
†	Basic Industry				275,633	0.5%
†	Capital Goods				494,329	0.9%
†	Communication				1,274,662	2.3%
†	Consumer Cyclical				753,991	1.4%
†	Consumer Noncyclical				978,011	1.7%
†	Energy				538,306	1.0%
†	Technology				290,909	0.5%
†	Transportation				234,682	0.4%
†	Industrial—Other				22,362	0.0%
					4,862,885	8.7%
	Utilities
†	Electric				785,097	1.4%
†	Natural Gas				224,667	0.4%
					1,009,764	1.8%
	Total Corporate Bonds (Cost $14,379,872)				14,355,237	25.7%
†	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $1,091,575)				1,118,540	2.0%
†	Taxable Municipal Bonds (Cost $87,969)				90,400	0.2%

				Shares
	Temporary Cash Investments
[5]	Vanguard Market
	Liquidity Fund	4.664%		519,468,678	519,469	0.9%
[5]	Vanguard Market
	Liquidity Fund—Note E	4.664%		35,019,830	35,020	0.1%
	Total Temporary Cash Investments (Cost $554,489)				554,489	1.0%
[6]	Total Investments (Cost $54,941,498)				55,734,906	99.9%
	Other Assets and Liabilities
	Other Assets—Note B				1,678,899	3.0%
	Payables for Investment Securities Purchased				(1,461,156)	(2.6%)
	Other Liabilities—Note E				(186,657)	(0.3%)
					31,086	0.1%
	Net Assets				55,765,992	100.0%

Total Bond Market Index Fund

At December 31, 2007, net assets consisted of:[7]
Amount
($000)
Paid-in Capital	55,144,637
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(197,704)
Unrealized Appreciation
Investment Securities	793,408
Swap Contracts	25,651
Net Assets	55,765,992

Investor Shares—Net Assets
Applicable to 2,907,403,528 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	29,532,247
Net Asset Value Per Share—Investor Shares	$10.16

Admiral Shares—Net Assets
Applicable to 1,007,338,499 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	10,232,116
Net Asset Value Per Share—Admiral Shares	$10.16

Signal Shares—Net Assets
Applicable to 532,975,546 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	5,413,681
Net Asset Value Per Share—Signal Shares	$10.16

Institutional Shares—Net Assets
Applicable to 934,505,156 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	9,492,472
Net Asset Value Per Share—Institutional Shares	$10.16

ETF Shares—Net Assets
Applicable to 14,300,000 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,095,476
Net Asset Value Per Share—ETF Shares	$76.61

•  See Note A in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  Securities with a value of $2,245,000 have been segregated as collateral for open swap contracts.

2  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4  Adjustable-rate note.

5  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $397,036,000, representing 0.7% of net assets.

7  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Interest[1]	2,483,735
Security Lending	116
Total Income	2,483,851
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,830
Management and Administrative—Investor Shares	40,510
Management and Administrative—Admiral Shares	6,720
Management and Administrative—Signal Shares	1,773
Management and Administrative—Institutional Shares	2,673
Management and Administrative—ETF Shares	260
Marketing and Distribution—Investor Shares	6,939
Marketing and Distribution—Admiral Shares	1,793
Marketing and Distribution—Signal Shares	223
Marketing and Distribution—Institutional Shares	2,233
Marketing and Distribution—ETF Shares	43
Custodian Fees	485
Auditing Fees	38
Shareholders’ Reports—Investor Shares	550
Shareholders’ Reports—Admiral Shares	43
Shareholders’ Reports—Signal Shares	57
Shareholders’ Reports—Institutional Shares	27
Shareholders’ Reports—ETF Shares	3
Trustees’ Fees and Expenses	58
Total Expenses	68,258
Net Investment Income	2,415,593
Realized Net Gain (Loss)
Investment Securities Sold	84,581
Swap Contracts	(16,626)
Realized Net Gain (Loss)	67,955
Change in Unrealized Appreciation (Depreciation)
Investment Securities	860,049
Swap Contracts	19,589
Change in Unrealized Appreciation (Depreciation)	879,638
Net Increase (Decrease) in Net Assets Resulting from Operations	3,363,186

1  Interest income from an affiliated company of the fund was $42,363,000.

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,415,593	1,761,782
Realized Net Gain (Loss)	67,955	(140,026)
Change in Unrealized Appreciation (Depreciation)	879,638	(78,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,363,186	1,542,970
Distributions
Net Investment Income
Investor Shares	(1,354,024)	(1,082,915)
Admiral Shares	(497,840)	(285,074)
Signal Shares	(109,165)	(7,558)
Institutional Shares	(438,102)	(388,213)
ETF Shares	(14,984)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,414,115)	(1,763,760)
Capital Share Transactions—Note F
Investor Shares	5,275,869	2,289,948
Admiral Shares	2,162,803	3,377,281
Signal Shares	4,673,272	631,124
Institutional Shares	1,067,474	983,478
ETF Shares	1,079,283	—
Net Increase (Decrease) from Capital Share Transactions	14,258,701	7,281,831
Total Increase (Decrease)	15,207,772	7,061,041
Net Assets
Beginning of Period	40,558,220	33,497,179
End of Period[1]	55,765,992	40,558,220

1  Net Assets—End of Period includes undistributed net investment income of $0 and $125,000.

Total Bond Market Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.99	$10.06	$10.27	$10.31	$10.38
Investment Operations
Net Investment Income	.501	.485	.446	.441	.465
Net Realized and Unrealized Gain (Loss)
on Investments	.170	(.070)	(.205)	(.014)	(.060)
Total from Investment Operations	.671	.415	.241	.427	.405
Distributions
Dividends from Net Investment Income	(.501)	(.485)	(.449)	(.446)	(.475)
Distributions from Realized Capital Gains	—	—	(.002)	(.021)	—
Total Distributions	(.501)	(.485)	(.451)	(.467)	(.475)
Net Asset Value, End of Period	$10.16	$9.99	$10.06	$10.27	$10.31

Total Return[1]	6.92%	4.27%	2.40%	4.24%	3.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,532	$23,769	$21,643	$19,479	$17,032
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	5.02%	4.88%	4.40%	4.29%	4.46%
Portfolio Turnover Rate[2]	54%	63%	59%	59%	89%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Total Bond Market Index Fund

Admiral Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.99	$10.06	$10.27	$10.31	$10.38
Investment Operations
Net Investment Income	.510	.494	.455	.450	.472
Net Realized and Unrealized Gain (Loss)
on Investments	.170	(.070)	(.205)	(.014)	(.060)
Total from Investment Operations	.680	.424	.250	.436	.412
Distributions
Dividends from Net Investment Income	(.510)	(.494)	(.458)	(.455)	(.482)
Distributions from Realized Capital Gains	—	—	(.002)	(.021)	—
Total Distributions	(.510)	(.494)	(.460)	(.476)	(.482)
Net Asset Value, End of Period	$10.16	$9.99	$10.06	$10.27	$10.31

Total Return	7.02%	4.36%	2.49%	4.33%	4.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,232	$7,900	$4,529	$2,502	$2,092
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	5.11%	4.97%	4.49%	4.38%	4.52%
Portfolio Turnover Rate[1]	54%	63%	59%	59%	89%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Total Bond Market Index Fund

Signal Shares
	Year	Sept. 1,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$9.99	$9.94
Investment Operations
Net Investment Income	.510	.166
Net Realized and Unrealized Gain (Loss) on Investments	.170	.050
Total from Investment Operations	.680	.216
Distributions
Dividends from Net Investment Income	(.510)	(.166)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.510)	(.166)
Net Asset Value, End of Period	$10.16	$9.99

Total Return	7.02%	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,414	$632
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%*
Ratio of Net Investment Income to Average Net Assets	5.11%	4.97%*
Portfolio Turnover Rate[2]	54%	63%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Total Bond Market Index Fund

Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.99	$10.06	$10.27	$10.31	$10.38
Investment Operations
Net Investment Income	.513	.498	.459	.453	.477
Net Realized and Unrealized Gain (Loss)
on Investments	.170	(.070)	(.205)	(.014)	(.060)
Total from Investment Operations	.683	.428	.254	.439	.417
Distributions
Dividends from Net Investment Income	(.513)	(.498)	(.462)	(.458)	(.487)
Distributions from Realized Capital Gains	—	—	(.002)	(.021)	—
Total Distributions	(.513)	(.498)	(.464)	(.479)	(.487)
Net Asset Value, End of Period	$10.16	$9.99	$10.06	$10.27	$10.31

Total Return	7.05%	4.40%	2.53%	4.36%	4.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,492	$8,257	$7,325	$7,444	$6,593
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	5.14%	5.01%	4.53%	4.41%	4.60%
Portfolio Turnover Rate[1]	54%	63%	59%	59%	89%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Total Bond Market Index Fund

ETF Shares
April 3, 2007[1] to
For a Share Outstanding Throughout the Period	December 31, 2007
Net Asset Value, Beginning of Period	$74.95
Investment Operations
Net Investment Income	2.351
Net Realized and Unrealized Gain (Loss) on Investments	1.660
Total from Investment Operations	4.011
Distributions
Dividends from Net Investment Income	(2.351)
Distributions from Realized Capital Gains	—
Total Distributions	(2.351)
Net Asset Value, End of Period	$76.61

Total Return	5.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,095
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	5.10%*
Portfolio Turnover Rate[2]	54%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares were first issued on April 3, 2007, and first offered to the public on April 10, 2007. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is

Total Bond Market Index Fund

reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with interest rate swaps and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $4,525,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 4.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Total Bond Market Index Fund

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2007, the fund realized $8,176,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $1,603,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2007, the fund had available realized losses of $196,000,000 to offset future net capital gains of $15,516,000 through December 31, 2013, and $180,484,000 through December 31, 2014.

At December 31, 2007, the cost of investment securities for tax purposes was $54,942,289,000. Net unrealized appreciation of investment securities for tax purposes was $792,617,000, consisting of unrealized gains of $1,076,178,000 on securities that had risen in value since their purchase and $283,561,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2007, the fund had the following open swap contracts:

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer[1]	($000)	(Paid)	(Paid)[2]	($000)
1/3/10	JPM	53,500	3.810%	(4.703%)	—
1/3/13	LEH	89,500	4.183%	(4.703%)	—
1/3/18	LEH	57,000	4.663%	(4.703%)	—
					—

1  JPM—JP Morgan (Morgan Guaranty Trust Company of New York). LEH—Lehman Brothers Special Financing Inc.

2  Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Bond Market Index Fund

Total Return Swaps
				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Rate Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
1/31/08	LEH	150,000	4.600%	988
1/31/08	LEH	50,000	4.581%	189
2/29/08	BA	150,000	4.570%	(708)
2/29/08	LEH	50,000	4.631%	1,004
3/31/08	LEH	50,000	4.631%	1,004
3/31/08	WB	150,000	4.471%	211
4/30/08	BA	199,500	4.650%	2,766
4/30/08	BA	100,000	4.590%	1,995
4/30/08	BA	192,000	4.750%	1,647
4/30/08	BA	75,000	4.630%	2,207
4/30/08	LEH	300,000	4.831%	3,458
5/31/08	BA	75,000	4.630%	2,207
5/31/08	BA	79,500	4.600%	701
6/30/08	LEH	200,000	4.431%	6,035
11/30/08	LEH	203,000	4.881%	1,448
Hybrid ARM Index
3/31/08	LEH	40,000	4.631%	250
4/30/08	LEH	40,000	4.621%	249
				25,651

D. During the year ended December 31, 2007, the fund purchased $6,250,202,000 of investment securities and sold $1,512,750,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $32,138,729,000 and $23,242,770,000, respectively.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $34,192,000, for which the fund received cash collateral of $35,020,000.

1  BA—Bank of America, N.A.

LEH—Lehman Brothers Special Financing Inc. WB—Wachovia Bank, N.A.

2  Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Bond Market Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	11,073,088	1,108,824	6,561,424	660,130
Issued in Lieu of Cash Distributions	1,315,967	131,724	1,046,965	105,570
Redeemed	(7,113,186)	(712,850)	(5,318,441)	(537,965)
Net Increase (Decrease)—Investor Shares	5,275,869	527,698	2,289,948	227,735
Admiral Shares
Issued	5,695,941	571,118	4,291,475	432,780
Issued in Lieu of Cash Distributions	444,643	44,521	242,937	24,472
Redeemed	(3,977,781)	(399,204)	(1,157,131)	(116,719)
Net Increase (Decrease)—Admiral Shares	2,162,803	216,435	3,377,281	340,533
Signal Shares
Issued	4,960,950	498,330	633,727	63,588
Issued in Lieu of Cash Distributions	104,471	10,404	7,557	755
Redeemed	(392,149)	(39,082)	(10,160)	(1,019)
Net Increase (Decrease)—Signal Shares	4,673,272	469,652	631,124	63,324
Institutional Shares
Issued	3,954,371	396,843	2,785,682	280,111
Issued in Lieu of Cash Distributions	401,200	40,156	352,988	35,593
Redeemed	(3,288,097)	(329,110)	(2,155,192)	(217,434)
Net Increase (Decrease)—Institutional Shares	1,067,474	107,889	983,478	98,270
ETF Shares
Issued	1,079,283	14,300	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	1,079,283	14,300	—	—

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Short-Term Bond Index Fund

Fund Profile

As of December 31, 2007

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	816	1,821	9,193
Yield		—	—
Investor Shares	3.8%
Admiral Shares	3.9%
Signal Shares	3.9%
ETF Shares	3.9%
Yield to Maturity	3.9%[3]	4.0%	4.9%
Average Coupon	5.0%	5.0%	5.5%
Average Effective Maturity	2.7 years	2.8 years	7.1 years
Average Quality[4]	Aa1	Aa1	Aa1
Average Duration	2.4 years	2.4 years	4.4 years
Expense Ratio		—	—
Investor Shares	0.18%
Admiral Shares	0.10%
Signal Shares	0.10%[5]
ETF Shares	0.11%[3]
Short-Term Reserves	0.1%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.4%
Finance	13.6
Foreign	4.8
Government Mortgage-Backed	0.0
Industrial	11.5
Treasury/Agency	67.6
Utilities	2.0
Other	0.1

Volatility Measures[7]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.83
Beta	1.02	0.57

Distribution by Maturity (% of portfolio)

Under 1 Year	7.1%
1–3 Years	49.7
3–5 Years	42.4
Over 5 Years	0.8

Distribution by Credit Quality[4] (% of portfolio)

Aaa	72.9%
Aa	8.3
A	11.0
Baa	7.7
Other	0.1

Investment Focus

1 Lehman 1–5 Year U.S. Government/Credit Index.

2 Lehman U.S. Aggregate Bond Index.

3 Before expenses.

4 Moody’s Investors Service.

5 Annualized.

6 The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 84.

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

Average Annual Total Returns				Final Value
Periods Ended December 31, 2007				of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Bond Index Fund Investor Shares[1]	7.22%	3.52%	5.08%	$16,420
Lehman U.S. Aggregate Bond Index	6.97	4.42	5.97	17,864
Lehman 1–5 Year U.S. Government/Credit Index	7.27	3.60	5.35	16,839
Average 1–5 Year Investment Grade Debt Fund[2]	4.28	2.85	4.27	15,187

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
Short-Term Bond Index Fund Admiral Shares	7.31%	3.59%	3.74%	$125,246
Lehman U.S. Aggregate Bond Index	6.97	4.42	5.00	134,925
Lehman 1–5 Year Government/Credit Index	7.27	3.60	4.07	127,731

		Final Value of
	Since	a $1,000,000
	Inception[3]	Investment
Short-Term Bond Index Fund Signal Shares	5.67%	$1,056,669
Lehman U.S. Aggregate Bond Index	5.38	1,053,823
Lehman 1–5 Year U.S. Government/Credit Index	5.63	1,056,273

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.; based on the Average 1–5 Year U.S. Government Fund through December 31, 2001, and the Average 1–5 Year Investment Grade Debt Fund thereafter.

3  Performance for the fund and its comparative standards is calculated since the following inception dates: November 12, 2001, for the Admiral Shares, and March 30, 2007, for the Signal Shares.

Short-Term Bond Index Fund

		Final Value
	Since	of a $10,000
	Inception[1]	Investment
Short-Term Bond Index Fund ETF Shares Net Asset Value	5.67%	$10,567
Lehman U.S. Aggregate Bond Index	5.40	10,540
Lehman 1–5 Year U.S. Government/Credit Index	5.66	10,566

Cumulative Returns: ETF Shares, April 3, 2007–December 31, 2007
Since
Inception[1]
Short-Term Bond Index Fund ETF Shares Market Price	5.83%
Short-Term Bond Index Fund ETF Shares Net Asset Value	5.67
Lehman 1–5 Year U.S. Government/Credit Index	5.66

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007
	Investor Shares
				Lehman[2]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	1.7%	5.9%	7.6%	7.6%
1999	–3.3	5.4	2.1	2.1
2000	2.4	6.4	8.8	8.9
2001	3.0	5.9	8.9	9.0
2002	1.5	4.6	6.1	8.1
2003	0.1	3.3	3.4	3.4
2004	–1.3	3.0	1.7	1.8
2005	–2.2	3.5	1.3	1.4
2006	–0.3	4.4	4.1	4.2
2007	2.4	4.8	7.2	7.3

1  Performance for the fund and its comparative standards is calculated since the ETF Shares’ inception on April 3, 2007.

2  Lehman 1–5 Year U.S. Government/Credit Index.

Note: See Financial Highlights tables on pages 40–43 for dividend and capital gains information.

Short-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2007

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	13.250%	5/15/14	35,000	39,638	0.6%
U.S. Treasury Bond	3.625%	5/15/13	1,575	1,585	0.0%
U.S. Treasury Note	4.625%	7/31/12	163,050	171,176	2.6%
U.S. Treasury Note	4.000%	3/15/10	167,375	170,774	2.6%
U.S. Treasury Note	4.750%	5/31/12	160,150	168,933	2.6%
U.S. Treasury Note	4.500%	4/30/12	136,370	142,443	2.2%
U.S. Treasury Note	4.875%	10/31/08	132,175	133,724	2.1%
U.S. Treasury Note	4.750%	12/31/08	125,175	126,896	1.9%
U.S. Treasury Note	4.500%	2/15/09	121,125	122,922	1.9%
U.S. Treasury Note	4.875%	4/30/11	113,755	119,762	1.8%
U.S. Treasury Note	4.750%	1/31/12	103,080	108,621	1.7%
U.S. Treasury Note	4.125%	8/31/12	89,360	91,999	1.4%
U.S. Treasury Note	4.875%	1/31/09	86,225	87,734	1.3%
U.S. Treasury Note	4.000%	4/15/10	82,815	84,510	1.3%
U.S. Treasury Note	3.625%	7/15/09	81,535	82,172	1.3%
U.S. Treasury Note	4.250%	10/15/10	65,990	68,114	1.0%
U.S. Treasury Note	3.500%	12/15/09	66,690	67,253	1.0%
U.S. Treasury Note	6.500%	2/15/10	62,250	66,549	1.0%
U.S. Treasury Note	4.500%	11/30/11	62,860	65,591	1.0%
U.S. Treasury Note	4.500%	2/28/11	62,600	65,192	1.0%
U.S. Treasury Note	3.875%	5/15/09	63,128	63,759	1.0%
U.S. Treasury Note	4.500%	9/30/11	60,205	62,792	1.0%
U.S. Treasury Note	4.625%	10/31/11	59,630	62,472	1.0%
U.S. Treasury Note	3.625%	10/31/09	60,525	61,121	0.9%
U.S. Treasury Note	4.875%	8/15/09	52,825	54,278	0.8%
U.S. Treasury Note	4.125%	8/15/10	52,510	53,913	0.8%
U.S. Treasury Note	4.875%	5/31/09	50,000	51,227	0.8%
U.S. Treasury Note	3.125%	4/15/09	46,515	46,529	0.7%
U.S. Treasury Note	4.625%	2/29/12	43,060	45,186	0.7%
U.S. Treasury Note	4.500%	3/31/09	38,550	39,188	0.6%
U.S. Treasury Note	4.000%	9/30/09	38,025	38,619	0.6%

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	4.625%	9/30/08	32,355	32,633	0.5%
	U.S. Treasury Note	4.875%	8/31/08	32,005	32,285	0.5%
	U.S. Treasury Note	3.125%	10/15/08	31,305	31,246	0.5%
	U.S. Treasury Note	3.125%–6.000%	5/15/08–5/15/14	270,570	277,544	4.3%
					2,938,380	45.0%
Agency Bonds and Notes
[1]	Federal Home Loan Bank	5.375%	7/17/09	61,600	63,205	1.0%
[1]	Federal Home Loan Bank	5.000%	2/20/09	59,300	60,033	0.9%
[1]	Federal Home Loan Bank	4.750%	4/24/09	45,000	45,597	0.7%
[1]	Federal Home Loan Bank	4.875%	11/18/11	38,450	39,874	0.6%
[1]	Federal Home Loan Bank	5.000%	9/18/09	35,000	35,786	0.5%
[1]	Federal Home Loan Bank	3.875%	1/15/10	33,575	33,793	0.5%
[1]	Federal Home Loan Bank	4.500%	11/15/12	30,000	30,768	0.5%
[1]	Federal Home Loan Bank	3.000%–5.375%	3/13/09–8/19/11	142,400	144,713	2.2%
[1]	Federal Home Loan
	Mortgage Corp.	5.000%	6/11/09	60,000	61,126	0.9%
[1]	Federal Home Loan
	Mortgage Corp.	5.250%	5/21/09	51,900	52,988	0.8%
[1]	Federal Home Loan
	Mortgage Corp.	4.875%	2/17/09	50,800	51,410	0.8%
[1]	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	45,600	46,205	0.7%
[1]	Federal Home Loan
	Mortgage Corp.	6.625%	9/15/09	41,250	43,269	0.7%
[1]	Federal Home Loan
	Mortgage Corp.	4.125%–6.000%	3/15/09–12/21/12	191,950	200,112	3.1%
[1]	Federal National
	Mortgage Assn.	7.250%	1/15/10	60,250	64,516	1.0%
[1]	Federal National
	Mortgage Assn.	6.625%	9/15/09	56,000	58,788	0.9%
[1]	Federal National
	Mortgage Assn.	6.000%	5/15/11	45,800	49,120	0.8%
[1]	Federal National
	Mortgage Assn.	6.625%	11/15/10	33,850	36,615	0.6%
[1]	Federal National
	Mortgage Assn.	4.750%	3/12/10	35,575	36,459	0.5%
[1]	Federal National
	Mortgage Assn.	3.250%–6.375%	1/15/09–5/18/12	217,750	224,059	3.4%
†	Other—Agency Bonds and Notes				48,058	0.7%
					1,426,494	21.8%
Total U.S. Government and Agency Obligations (Cost $4,272,315)					4,364,874	66.8%
Corporate Bonds
†	Asset-Backed/Commercial Mortgage-Backed Securities				32,279	0.5%

	Finance
†	Banking				369,259	5.7%
†	Brokerage				172,307	2.6%
	Finance Companies
	General Electric
	Capital Corp.	3.125%–7.375%	4/1/09–10/19/12	79,000	81,327	1.2%
	Heller Financial, Inc.	7.375%	11/1/09	3,200	3,384	0.1%
†	Other—Finance Companies				158,010	2.4%

Short-Term Bond Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
†	Insurance		68,663	1.1%
†	Real Estate Investment Trusts		22,863	0.3%
			875,813	13.4%
Industrial
†	Basic Industry		38,083	0.6%
†	Capital Goods		86,544	1.3%
†	Communication		201,681	3.1%
†	Consumer Cyclical		129,719	2.0%
†	Consumer Noncyclical		136,044	2.1%
†	Energy		65,248	1.0%
†	Technology		49,500	0.7%
†	Transportation		32,696	0.5%
†	Industrial—Other		1,068	0.0%
			740,583	11.3%
Utilities
†	Electric		97,676	1.5%
†	Natural Gas		28,244	0.4%
			125,920	1.9%
Total Corporate Bonds (Cost $1,770,085)			1,774,595	27.1%
†	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $304,105)		310,757	4.8%

		Shares
Temporary Cash Investment
[2]	Vanguard Market
	Liquidity Fund, 4.664% (Cost $11,673)	11,672,868	11,673	0.2%
[3]	Total Investments (Cost $6,358,178)		6,461,899	98.9%
Other Assets and Liabilities
Other Assets—Note B			218,700	3.3%
Liabilities			(146,532)	(2.2%)
			72,168	1.1%
Net Assets			6,534,067	100.0%

Short-Term Bond Index Fund

At December 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	6,539,796
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(109,450)
Unrealized Appreciation	103,721
Net Assets	6,534,067

Investor Shares—Net Assets
Applicable to 273,757,405 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,773,107
Net Asset Value Per Share—Investor Shares	$10.13

Admiral Shares—Net Assets
Applicable to 148,293,172 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,502,242
Net Asset Value Per Share—Admiral Shares	$10.13

Signal Shares—Net Assets
Applicable to 182,759,923 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,851,267
Net Asset Value Per Share—Signal Shares	$10.13

ETF Shares—Net Assets
Applicable to 5,300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	407,451
Net Asset Value Per Share—ETF Shares	$76.88

•  See Note A in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified buyers. At December 31, 2007, the aggregate value of these securities was $23,296,000, representing 0.4% of net assets.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Short-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Interest[1]	275,802
Security Lending	7
Total Income	275,809
Expenses
The Vanguard Group—Note B
Investment Advisory Services	463
Management and Administrative
Investor Shares	3,698
Admiral Shares	1,405
Signal Shares	463
ETF Shares	138
Marketing and Distribution
Investor Shares	709
Admiral Shares	671
Signal Shares	37
ETF Shares	30
Custodian Fees	97
Auditing Fees	29
Shareholders’ Reports
Investor Shares	84
Admiral Shares	9
Signal Shares	5
ETF Shares	2
Trustees’ Fees and Expenses	7
Total Expenses	7,847
Net Investment Income	267,962
Realized Net Gain (Loss) on Investment Securities Sold	4,746
Change in Unrealized Appreciation (Depreciation) of Investment Securities	141,069
Net Increase (Decrease) in Net Assets Resulting from Operations	413,777

1  Interest income from an affiliated company of the fund was $2,426,000.

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	267,962	227,498
Realized Net Gain (Loss)	4,746	(59,610)
Change in Unrealized Appreciation (Depreciation)	141,069	45,311
Net Increase (Decrease) in Net Assets Resulting from Operations	413,777	213,199
Distributions
Net Investment Income
Investor Shares	(123,681)	(120,319)
Admiral Shares	(112,785)	(107,179)
Signal Shares	(23,692)	—
ETF Shares	(7,804)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(267,962)	(227,498)
Capital Share Transactions—Note E
Investor Shares	(22,312)	(211,192)
Admiral Shares	(1,070,477)	208,694
Signal Shares	1,820,749	—
ETF Shares	400,609	—
Net Increase (Decrease) from Capital Share Transactions	1,128,569	(2,498)
Total Increase (Decrease)	1,274,384	(16,797)
Net Assets
Beginning of Period	5,259,683	5,276,480
End of Period	6,534,067	5,259,683

Short-Term Bond Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.89	$9.92	$10.14	$10.28	$10.32
Investment Operations
Net Investment Income	.456	.426	.350	.303	.329
Net Realized and Unrealized Gain (Loss)
on Investments	.240	(.030)	(.220)	(.131)	.015
Total from Investment Operations	.696	.396	.130	.172	.344
Distributions
Dividends from Net Investment Income	(.456)	(.426)	(.350)	(.303)	(.329)
Distributions from Realized Capital Gains	—	—	—	(.009)	(.055)
Total Distributions	(.456)	(.426)	(.350)	(.312)	(.384)
Net Asset Value, End of Period	$10.13	$9.89	$9.92	$10.14	$10.28

Total Return[1]	7.22%	4.09%	1.31%	1.70%	3.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,773	$2,731	$2,951	$3,795	$3,041
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.58%	4.32%	3.50%	2.97%	3.17%
Portfolio Turnover Rate[2]	79%	106%	106%	92%	111%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Short-Term Bond Index Fund

Admiral Shares
	Year Ended December 31,

For a Share Outstanding Throughout Each	2007	2006	2005	2004	2003
Period

Net Asset Value, Beginning of Period	$9.89	$9.92	$10.14	$10.28	$10.32

Investment Operations

Net Investment Income	.464	.433	.357	.310	.334

Net Realized and Unrealized Gain (Loss)
on Investments	.240	(.030)	(.220)	(.131)	.015

Total from Investment Operations	.704	.403	.137	.179	.349

Distributions

Dividends from Net Investment Income	(.464)	(.433)	(.357)	(.310)	(.334)

Distributions from Realized Capital Gains	--	--	--	(.009)	(.055)

Total Distributions	(.464)	(.433)	(.357)	(.319)	(.389)

Net Asset Value, End of Period	$10.13	$9.89	$9.92	$10.14	$10.28

Total Return	7.31%	4.16%	1.38%	1.77%	3.43%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$1,502	$2,528	$2,326	$1,469	$1,177

Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.10%	0.15%

Ratio of Net Investment Income to
Average Net Assets	4.66%	4.39%	3.57%	3.05%	3.21%

Portfolio Turnover Rate	79%	106%	106%	92%	111%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Short-Term Bond Index Fund

Signal Shares
March 30, 2007[1] to
For a Share Outstanding Throughout the Period	December 31, 2007
Net Asset Value, Beginning of Period	$9.93
Investment Operations
Net Investment Income	.352
Net Realized and Unrealized Gain (Loss) on Investments	.200
Total from Investment Operations	.552
Distributions
Dividends from Net Investment Income	(.352)
Distributions from Realized Capital Gains	—
Total Distributions	(.352)
Net Asset Value, End of Period	$10.13

Total Return	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,851
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	4.66%*
Portfolio Turnover Rate[2]	79%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Short-Term Bond Index Fund

ETF Shares
April 3, 2007[1] to
For a Share Outstanding Throughout the Period	December 31, 2007
Net Asset Value, Beginning of Period	$74.95
Investment Operations
Net Investment Income	2.249
Net Realized and Unrealized Gain (Loss) on Investments	1.930
Total from Investment Operations	4.179
Distributions
Dividends from Net Investment Income	(2.249)
Distributions from Realized Capital Gains	—
Total Distributions	(2.249)
Net Asset Value, End of Period	$76.88

Total Return	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$407
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	4.65%*
Portfolio Turnover Rate[2]	79%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares were first issued on March 30, 2007, and are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares were first issued on April 3, 2007, and first offered to the public on April 10, 2007. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Short-Term Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $539,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at December 31, 2007, the fund had available realized losses of $109,115,000 to offset future net capital gains of $36,454,000 through December 31, 2013, and $72,661,000 through December 31, 2014.

At December 31, 2007, the cost of investment securities for tax purposes was $6,358,463,000. Net unrealized appreciation of investment securities for tax purposes was $103,436,000, consisting of unrealized gains of $122,332,000 on securities that had risen in value since their purchase and $18,896,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2007, the fund purchased $1,193,760,000 of investment securities and sold $605,235,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,993,002,000 and $3,869,688,000, respectively.

Short-Term Bond Index Fund

E. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	967,475	97,217	868,531	88,075
Issued in Lieu of Cash Distributions	109,716	11,019	107,294	10,880
Redeemed	(1,099,503)	(110,511)	(1,187,017)	(120,354)
Net Increase (Decrease)—Investor Shares	(22,312)	(2,275)	(211,192)	(21,399)
Admiral Shares
Issued	839,149	84,482	933,150	94,611
Issued in Lieu of Cash Distributions	97,753	9,833	90,446	9,171
Redeemed	(2,007,379)	(201,569)	(814,902)	(82,674)
Net Increase (Decrease)—Admiral Shares	(1,070,477)	(107,254)	208,694	21,108
Signal Shares
Issued	1,947,326	195,338	—	—
Issued in Lieu of Cash Distributions	21,187	2,105	—	—
Redeemed	(147,764)	(14,683)	—	—
Net Increase (Decrease)—Signal Shares	1,820,749	182,760	—	—
ETF Shares
Issued	400,609	5,300	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	400,609	5,300	—	—

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Intermediate-Term Bond Index Fund

Fund Profile

As of December 31, 2007

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	920	1,424	9,193
Yield		—	—
Investor Shares	4.7%
Admiral Shares	4.8%
Signal Shares	4.8%
Institutional Shares	4.8%
ETF Shares	4.8%
Yield to Maturity	4.8%[3]	4.9%	4.9%
Average Coupon	6.0%	5.4%	5.5%
Average Effective
Maturity	7.5 years	7.7 years	7.1 years
Average Quality[4]	Aa2	Aa2	Aa1
Average Duration	6.0 years	6.0 years	4.4 years
Expense Ratio		—	—
Investor Shares	0.18%
Admiral Shares	0.10%
Signal Shares	0.10%[5]
Institutional Shares	0.07%
ETF Shares	0.11%[5]
Short-Term Reserves	0.6%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.0%
Finance	19.8
Foreign	6.2
Government Mortgage-Backed	0.0
Industrial	17.5
Treasury/Agency	52.2
Utilities	3.7
Other	0.6

Volatility Measures[7]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.98
Beta	1.00	1.34

Distribution by Maturity (% of portfolio)

Under 1 Year	1.8%
1–5 Years	1.0
5–10 Years	94.6
10–20 Years	2.6

Distribution by Credit Quality[4] (% of portfolio)

Aaa	56.4%
Aa	11.0
A	16.7
Baa	15.8
Other	0.1

Investment Focus

1  Lehman 5–10 Year U.S. Government/Credit Index.

2  Lehman U.S. Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

6  The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit the U.S. government.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 84.

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
Periods Ended December 31, 2007				of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Bond Index Fund
Investor Shares[1]	7.61%	4.81%	6.32%	$18,453
Lehman U.S. Aggregate Bond Index	6.97	4.42	5.97	17,864
Lehman 5–10 Year U.S. Government/Credit Index	7.55	4.87	6.50	18,767
Average Intermediate-Term Investment Grade
Debt Fund[2]	4.71	3.78	5.01	16,311

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Intermediate-Term Bond Index Fund Admiral Shares	7.70%	4.88%	5.26%	$136,989
Lehman U.S. Aggregate Bond Index	6.97	4.42	4.84	133,616
Lehman 5–10 Year U.S. Government/Credit Index	7.55	4.87	5.54	139,232

		Final Value of
	Since	a $1,000,000
	Inception[3]	Investment
Intermediate-Term Bond Index Fund Signal Shares	6.77%	$1,067,687
Lehman U.S. Aggregate Bond Index	5.75	1,057,484
Lehman 5–10 Year U.S. Government/Credit Index	6.64	1,066,366

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.; based on the Average Intermediate-Term U.S. Government Fund through December 31, 2001, and the Average Intermediate-Term Investment Grade Debt Fund thereafter.

3  Performance for the fund and its comparative standards is calculated since the following inception dates: November 12, 2001, for the Admiral Shares, and June 4, 2007, for the Signal Shares.

Intermediate-Term Bond Index Fund

			Final Value of
		Since	a $25,000,000
	One Year	Inception[1]	Investment
Intermediate-Term Bond Index Fund
Institutional Shares	7.73%	6.26%	$28,106,238
Lehman U.S. Aggregate Bond Index	6.97	5.89	27,917,573
Lehman 5–10 Year U.S. Government/Credit Index	7.55	6.05	27,999,185

		Final Value
	Since	of a $10,000
	Inception[1]	Investment
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	6.06%	$10,606
Lehman U.S. Aggregate Bond Index	5.40	10,540
Lehman 5–10 Year U.S. Government/Credit Index	5.90	10,590

Cumulative Returns: ETF Shares, April 3, 2007–December 31, 2007

Since
Inception[1]
Intermediate-Term Bond Index Fund ETF Shares Market Price	6.41%
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	6.06
Lehman 5–10 Year U.S. Government/Credit Index	5.90

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007
	Investor Shares
				Lehman[2]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	3.5%	6.6%	10.1%	10.1%
1999	–9.0	6.0	–3.0	–2.9
2000	5.4	7.4	12.8	12.4
2001	2.6	6.7	9.3	8.8
2002	4.7	6.2	10.9	13.0
2003	0.6	5.0	5.6	6.0
2004	0.4	4.8	5.2	5.3
2005	–2.9	4.7	1.8	1.8
2006	–1.1	5.0	3.9	3.8
2007	2.4	5.2	7.6	7.6

1  Performance for the fund and its comparative standards is calculated since the following inception dates: January 26, 2006, for the Institutional Shares, and April 3, 2007, for the ETF Shares.

2  Lehman 5–10 Year U.S. Government/Credit Index.

Note: See Financial Highlights tables on pages 56–60 for dividend and capital gains information.

Intermediate-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2007

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	8.750%	5/15/17	172,975	235,165	3.3%
	U.S. Treasury Bond	7.500%	11/15/16	185,175	232,308	3.2%
	U.S. Treasury Bond	7.250%	5/15/16	183,930	226,004	3.1%
	U.S. Treasury Bond	10.625%	8/15/15	150,910	217,783	3.0%
	U.S. Treasury Bond	9.250%	2/15/16	149,850	204,475	2.8%
	U.S. Treasury Bond	8.875%	8/15/17	144,860	199,206	2.8%
	U.S. Treasury Bond	9.875%	11/15/15	123,275	172,623	2.4%
	U.S. Treasury Bond	11.250%	2/15/15	107,615	157,186	2.2%
	U.S. Treasury Bond	9.125%	5/15/18	60,475	85,478	1.2%
	U.S. Treasury Bond	8.875%	2/15/19	50,700	71,289	1.0%
	U.S. Treasury Bond	3.625%	5/15/13	32,065	32,260	0.4%
	U.S. Treasury Note	4.750%	5/15/14	135,825	144,378	2.0%
	U.S. Treasury Note	4.250%	11/15/13	101,790	105,496	1.5%
	U.S. Treasury Note	4.250%	11/15/14	70,845	73,059	1.0%
	U.S. Treasury Note	4.000%	2/15/14	60,760	62,041	0.9%
	U.S. Treasury Note	4.125%	5/15/15	57,525	58,621	0.8%
	U.S. Treasury Note	4.250%	8/15/13	37,500	38,853	0.5%
	U.S. Treasury Note	4.250%	8/15/15	37,440	38,411	0.5%
	U.S. Treasury Note	4.875%	8/15/16	35,530	37,806	0.5%
	U.S. Treasury Note	4.750%	8/15/17	35,225	37,185	0.5%
	U.S. Treasury Note	4.250%	8/15/14	34,180	35,323	0.5%
	U.S. Treasury Note	5.125%	6/30/08	32,425	32,693	0.5%
	U.S. Treasury Note	4.875%	10/31/08	25,250	25,546	0.4%
	U.S. Treasury Note	3.875%–5.125%	1/31/08–5/15/17	94,935	96,927	1.3%
					2,620,116	36.3%
Agency Bonds and Notes
[1]	Federal Home Loan Bank	5.500%	8/13/14	45,725	49,079	0.7%
[1]	Federal Home Loan Bank	5.125%	8/14/13	45,500	47,941	0.7%
[1]	Federal Home Loan Bank	4.500%	9/16/13	45,900	46,878	0.6%
[1]	Federal Home Loan Bank	3.875%	6/14/13	31,825	31,575	0.4%
[1]	Federal Home Loan Bank	4.750%	12/16/16	29,650	30,220	0.4%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[1]	Federal Home Loan Bank	5.375%	5/18/16	26,450	28,150	0.4%
[1]	Federal Home Loan Bank	4.875%–5.625%	6/14/13–5/17/17	13,700	14,373	0.2%
[1]	Federal Home Loan
	Mortgage Corp.	5.000%	7/15/14	51,700	54,172	0.8%
[1]	Federal Home Loan
	Mortgage Corp.	4.875%	11/15/13	50,250	52,376	0.7%
[1]	Federal Home Loan
	Mortgage Corp.	4.500%	1/15/13	50,850	52,053	0.7%
[1]	Federal Home Loan
	Mortgage Corp.	4.500%	7/15/13	45,675	46,760	0.6%
[1]	Federal Home Loan
	Mortgage Corp.	5.500%	7/18/16	42,500	45,590	0.6%
[1]	Federal Home Loan
	Mortgage Corp.	4.500%	1/15/14	35,000	35,804	0.5%
[1]	Federal Home Loan
	Mortgage Corp.	5.250%	4/18/16	31,500	33,237	0.5%
[1]	Federal Home Loan
	Mortgage Corp.	4.750%	1/19/16	25,000	25,627	0.4%
[1]	Federal Home Loan
	Mortgage Corp.	4.500%	1/15/15	23,150	23,531	0.3%
[1]	Federal Home Loan
	Mortgage Corp.	4.750%–5.125%	11/17/15–11/17/17	29,000	30,070	0.4%
[1]	Federal National
	Mortgage Assn.	4.625%	10/15/13	71,350	73,456	1.0%
[1]	Federal National
	Mortgage Assn.	4.375%	3/15/13	54,625	55,636	0.8%
[1]	Federal National
	Mortgage Assn.	4.125%	4/15/14	50,000	50,130	0.7%
[1]	Federal National
	Mortgage Assn.	5.250%	9/15/16	32,925	34,717	0.5%
[1]	Federal National
	Mortgage Assn.	4.625%	10/15/14	32,225	33,050	0.5%
[1]	Federal National
	Mortgage Assn.	4.875%	12/15/16	29,900	30,748	0.4%
[1]	Federal National
	Mortgage Assn.	5.000%	5/11/17	25,000	25,913	0.4%
[1]	Federal National
	Mortgage Assn.	5.000%	2/13/17	24,400	25,272	0.4%
[1]	Federal National
	Mortgage Assn.	4.375%–5.375%	5/1/13–6/12/17	51,150	52,659	0.7%
†	Other—Agency Bonds and Notes				58,372	0.8%
					1,087,389	15.1%
Total U.S. Government and Agency Obligations (Cost $3,541,102)					3,707,505	51.4%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
[2,3]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	2,100	2,470	0.0%
†	Other—Asset-Backed/Commercial Mortgage-Backed Securities				2,979	0.1%
					5,449	0.1%
Finance
	Banking
	Citigroup, Inc.	5.000%	9/15/14	25,794	24,761	0.3%
	Citigroup, Inc.	4.700%–6.125%	5/5/14–11/21/17	48,900	49,291	0.7%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
†	Other—Banking				489,082	6.8%
	Brokerage
	Goldman Sachs Group, Inc.	4.750%–6.250%	4/1/13–9/1/17	100,300	100,582	1.4%
	Morgan Stanley Dean Witter	5.300%	3/1/13	25,500	25,331	0.4%
	Morgan Stanley Dean Witter	4.750%–6.250%	4/1/14–12/28/17	60,225	58,886	0.8%
†	Other—Brokerage				140,134	1.9%
	Finance Companies
	General Electric
	Capital Corp.	4.875%–6.375%	1/15/13–11/15/67	74,975	76,744	1.1%
†	Other—Finance Companies				172,875	2.4%
†	Insurance				193,787	2.7%
	Real Estate Investment Trusts
	Arden Realty LP	5.250%	3/1/15	1,250	1,255	0.0%
†	Other—Real Estate Investment Trusts				93,012	1.3%
†	Financial Other				1,590	0.0%
					1,427,330	19.8%
Industrial
†	Basic Industry				81,401	1.1%
	Capital Goods
	General Electric Co.	5.000%–5.250%	2/1/13–12/6/17	26,050	26,382	0.4%
†	Other—Capital Goods				102,604	1.4%
†	Communication				299,266	4.2%
†	Consumer Cyclical				183,604	2.5%
†	Consumer Noncyclical				301,175	4.2%
†	Energy				107,066	1.5%
†	Technology				95,131	1.3%
†	Transportation				42,876	0.6%
†	Industrial—Other				7,542	0.1%
					1,247,047	17.3%
Utilities
†	Electric				178,477	2.5%
†	Natural Gas				82,327	1.1%
					260,804	3.6%
Total Corporate Bonds (Cost $2,962,037)					2,940,630	40.8%
Sovereign Bonds (U.S. Dollar-Denominated)
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	27,475	28,588	0.4%
	Republic of Italy	5.250%	9/20/16	26,500	27,830	0.4%
†	Other—Sovereign Bonds				381,756	5.3%
Total Sovereign Bonds (Cost $424,744)					438,174	6.1%
† Taxable Municipal Bond (Cost $1,347)					1,359	0.0%

				Shares
Temporary Cash Investments
4	Vanguard Market Liquidity Fund	4.664%		81,801,164	81,801	1.1%
4	Vanguard Market
	Liquidity Fund—Note F	4.664%		884,670	885	0.0%
Total Temporary Cash Investments (Cost $82,686)					82,686	1.1%
Total Investments (Cost $7,011,916)					7,170,354	99.4%
Other Assets and Liabilities
	Other Assets—Note B				124,726	1.7%
	Liabilities—Note F				(84,255)	(1.1%)
					40,471	0.6%
Net Assets					7,210,825	100.0%

Intermediate-Term Bond Index Fund

At December 31, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	7,149,761
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(97,374)
Unrealized Appreciation	158,438
Net Assets	7,210,825

Investor Shares—Net Assets
Applicable to 287,704,602 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	3,019,920
Net Asset Value Per Share—Investor Shares	$10.50

Admiral Shares—Net Assets
Applicable to 219,926,260 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,308,475
Net Asset Value Per Share—Admiral Shares	$10.50

Signal Shares—Net Assets
Applicable to 137,437,321 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,442,600
Net Asset Value Per Share—Signal Shares	$10.50

Institutional Shares—Net Assets
Applicable to 25,772,854 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	270,526
Net Asset Value Per Share—Institutional Shares	$10.50

ETF Shares—Net Assets
Applicable to 2,200,000 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	169,304
Net Asset Value Per Share—ETF Shares	$76.96

•  See Note A in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $56,086,000, representing 0.8% of net assets.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Intermediate-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Interest[1]	334,175
Security Lending	24
Total Income	334,199
Expenses
The Vanguard Group—Note B
Investment Advisory Services	539
Management and Administrative
Investor Shares	4,144
Admiral Shares	1,840
Signal Shares	325
Institutional Shares	106
ETF Shares	53
Marketing and Distribution
Investor Shares	706
Admiral Shares	740
Signal Shares	11
Institutional Shares	43
ETF Shares	6
Custodian Fees	42
Auditing Fees	33
Shareholders’ Reports
Investor Shares	98
Admiral Shares	14
Signal Shares	—
Institutional Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	8
Total Expenses	8,708
Expenses Paid Indirectly—Note C	(42)
Net Expenses	8,666
Net Investment Income	325,533
Realized Net Gain (Loss) on Investment Securities Sold	(11,939)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	181,051
Net Increase (Decrease) in Net Assets Resulting from Operations	494,645

1 Interest income from an affiliated company of the fund was $3,164,000.

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	325,533	302,816
Realized Net Gain (Loss)	(11,939)	(65,369)
Change in Unrealized Appreciation (Depreciation)	181,051	3,463
Net Increase (Decrease) in Net Assets Resulting from Operations	494,645	240,910
Distributions
Net Investment Income
Investor Shares	(145,450)	(145,591)
Admiral Shares	(147,649)	(150,746)
Signal Shares	(16,843)	—
Institutional Shares	(12,780)	(6,479)
ETF Shares	(2,811)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(325,533)	(302,816)
Capital Share Transactions—Note G
Investor Shares	18,303	(47,249)
Admiral Shares	(862,632)	199,316
Signal Shares	1,409,058	—
Institutional Shares	83,678	179,910
ETF Shares	165,478	—
Net Increase (Decrease) from Capital Share Transactions	813,885	331,977
Total Increase (Decrease)	982,997	270,071
Net Assets
Beginning of Period	6,227,828	5,957,757
End of Period	7,210,825	6,227,828

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.25	$10.36	$10.68	$10.69	$10.75
Investment Operations
Net Investment Income	.507	.499	.492	.506	.532
Net Realized and Unrealized Gain (Loss)
on Investments	.250	(.110)	(.309)	.038	.064
Total from Investment Operations	.757	.389	.183	.544	.596
Distributions
Dividends from Net Investment Income	(.507)	(.499)	(.492)	(.506)	(.532)
Distributions from Realized Capital Gains	—	—	(.011)	(.048)	(.124)
Total Distributions	(.507)	(.499)	(.503)	(.554)	(.656)
Net Asset Value, End of Period	$10.50	$10.25	$10.36	$10.68	$10.69

Total Return[1]	7.61%	3.91%	1.75%	5.22%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,020	$2,929	$3,009	$3,501	$2,749
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.74%	4.91%	4.68%	4.75%	4.91%
Portfolio Turnover Rate[2]	72%	86%	76%	84%	98%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Intermediate-Term Bond Index Fund

Admiral Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.25	$10.36	$10.68	$10.69	$10.75
Investment Operations
Net Investment Income	.515	.506	.499	.514	.538
Net Realized and Unrealized Gain (Loss)
on Investments	.250	(.110)	(.309)	.038	.064
Total from Investment Operations	.765	.396	.190	.552	.602
Distributions
Dividends from Net Investment Income	(.515)	(.506)	(.499)	(.514)	(.538)
Distributions from Realized Capital Gains	—	—	(.011)	(.048)	(.124)
Total Distributions	(.515)	(.506)	(.510)	(.562)	(.662)
Net Asset Value, End of Period	$10.50	$10.25	$10.36	$10.68	$10.69

Total Return	7.70%	3.98%	1.82%	5.30%	5.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,308	$3,118	$2,949	$1,127	$756
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.82%	4.98%	4.75%	4.82%	4.96%
Portfolio Turnover Rate[1]	72%	86%	76%	84%	98%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Intermediate-Term Bond Index Fund

Signal Shares
June 4, 2007[1] to
For a Share Outstanding Throughout the Period	December 31, 2007
Net Asset Value, Beginning of Period	$10.12
Investment Operations
Net Investment Income	.297
Net Realized and Unrealized Gain (Loss) on Investments	.380
Total from Investment Operations	.677
Distributions
Dividends from Net Investment Income	(.297)
Distributions from Realized Capital Gains	—
Total Distributions	(.297)
Net Asset Value, End of Period	$10.50

Total Return	6.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,443
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	4.82%*
Portfolio Turnover Rate[2]	72%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Intermediate-Term Bond Index Fund

Institutional Shares
	Year	Jan. 26,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$10.25	$10.29
Investment Operations
Net Investment Income	.518	.473
Net Realized and Unrealized Gain (Loss) on Investments	.250	(.040)
Total from Investment Operations	.768	.433
Distributions
Dividends from Net Investment Income	(.518)	(.473)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.518)	(.473)
Net Asset Value, End of Period	$10.50	$10.25

Total Return	7.73%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$271	$181
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%*
Ratio of Net Investment Income to Average Net Assets	4.85%	5.01%*
Portfolio Turnover Rate[2]	72%	86%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Intermediate-Term Bond Index Fund

ETF Shares
April 3, 2007[1] to
For a Share Outstanding Throughout the Period	December 31, 2007
Net Asset Value, Beginning of Period	$74.90
Investment Operations
Net Investment Income	2.389
Net Realized and Unrealized Gain (Loss) on Investments	2.060
Total from Investment Operations	4.449
Distributions
Dividends from Net Investment Income	(2.389)
Distributions from Realized Capital Gains	—
Total Distributions	(2.389)
Net Asset Value, End of Period	$76.96

Total Return	6.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$169
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	4.81%*
Portfolio Turnover Rate[2]	72%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares were first issued on June 4, 2007, and are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million. ETF Shares were first issued on April 3, 2007, and first offered to the public on April 10, 2007. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Intermediate-Term Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $595,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.59% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $42,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at December 31, 2007, the fund had available realized losses of $96,135,000 to offset future net capital gains of $866,000 through December 31, 2013, $80,479,000 through December 31, 2014, $13,822,000 through December 31, 2015, and $968,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $7,013,018,000. Net unrealized appreciation of investment securities for tax purposes was $157,336,000, consisting of unrealized gains of $208,039,000 on securities that had risen in value since their purchase and $50,703,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2007, the fund purchased $1,479,469,000 of investment securities and sold $1,182,490,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,827,514,000 and $3,442,356,000, respectively.

F. The market value of securities on loan to broker-dealers at December 31, 2007, was $854,000, for which the fund received cash collateral of $885,000.

Intermediate-Term Bond Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	841,805	82,113	836,823	82,313
Issued in Lieu of Cash Distributions	128,561	12,519	127,802	12,585
Redeemed	(952,063)	(92,763)	(1,011,874)	(99,568)
Net Increase (Decrease)—Investor Shares	18,303	1,869	(47,249)	(4,670)
Admiral Shares
Issued	857,674	83,767	1,100,803	108,299
Issued in Lieu of Cash Distributions	120,421	11,741	122,022	12,016
Redeemed	(1,840,727)	(179,897)	(1,023,509)	(100,768)
Net Increase (Decrease)—Admiral Shares	(862,632)	(84,389)	199,316	19,547
Signal Shares
Issued	1,465,314	142,845	—	—
Issued in Lieu of Cash Distributions	11,583	1,109	—	—
Redeemed	(67,839)	(6,517)	—	—
Net Increase (Decrease)—Signal Shares	1,409,058	137,437	—	—
Institutional Shares
Issued	163,863	15,953	187,743	18,420
Issued in Lieu of Cash Distributions	10,348	1,008	4,554	448
Redeemed	(90,533)	(8,826)	(12,387)	(1,230)
Net Increase (Decrease)—Institutional Shares	83,678	8,135	179,910	17,638
ETF Shares
Issued	165,478	2,200	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	165,478	2,200	—	—

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Long-Term Bond Index Fund

Fund Profile

As of December 31, 2007

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	777	1,083	9,193
Yield		—	—
Investor Shares	5.3%
Institutional Shares	5.4%
ETF Shares	5.4%
Yield to Maturity	5.4%[3]	5.5%	4.9%
Average Coupon	6.7%	6.6%	5.5%
Average Effective
Maturity	20.6 years	21.2 years	7.1 years
Average Quality[4]	Aa2	Aa2	Aa1
Average Duration	11.2 years	11.2 years	4.4 years
Expense Ratio		—	—
Investor Shares	0.18%
Institutional Shares	0.07%
ETF Shares	0.11%[5]
Short-Term Reserves	0.3%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0.1%
Finance	12.0
Foreign	5.1
Government Mortgage-Backed	0.0
Industrial	27.3
Treasury/Agency	48.9
Utilities	6.3
Other	0.3

Volatility Measures[7]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.90
Beta	1.01	2.25

Distribution by Maturity (% of portfolio)

Under 1 Year	0.4%
1–5 Years	0.2
5–10 Years	4.2
10–20 Years	43.1
20–30 Years	50.6
Over 30 Years	1.5

Distribution by Credit Quality[4] (% of portfolio)

Aaa	51.3%
Aa	9.4
A	19.3
Baa	20.0

Investment Focus

1  Lehman U.S. Long Government/Credit Index.

2  Lehman U.S. Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

6  The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 84.

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Bond Index Fund Investor Shares[1]	6.59%	5.68%	6.97%	$19,624
Lehman U.S. Aggregate Bond Index	6.97	4.42	5.97	17,864
Lehman U.S. Long Government/Credit Index	6.60	5.80	6.95	19,575
Average Corporate A-Rated Debt Fund[2]	4.47	3.86	5.01	16,299

			Final Value of
		Since	a $25,000,000
	One Year	Inception[3]	Investment
Long-Term Bond Index Fund Institutional Shares	6.71%	5.53%	$27,707,856
Lehman U.S. Aggregate Bond Index	6.97	6.00	27,940,850
Lehman U.S. Long Government/Credit Index	6.60	5.42	27,652,261

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.; based on the Average General U.S. Government Fund through December 31, 2001, and the Average Corporate A-Rated Debt Fund thereafter.

3  Performance for the fund and its comparative standards is calculated since the Institutional Shares’ inception on February 2, 2006.

Long-Term Bond Index Fund

		Final Value
	Since	of a $10,000
	Inception[1]	Investment
Long-Term Bond Index Fund ETF Shares Net Asset Value	5.77%	$10,577
Lehman U.S. Aggregate Bond Index	5.40	10,540
Lehman U.S. Long Government/Credit Index	5.57	10,557

Cumulative Returns: ETF Shares, April 3, 2007–December 31, 2007

Since
Inception[1]
Long-Term Bond Index Fund ETF Shares Market Price	6.26%
Long-Term Bond Index Fund ETF Shares Net Asset Value	5.77
Lehman U.S. Long Government/Credit Index	5.57

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

	Investor Shares			Lehman[2]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	5.5%	6.5%	12.0%	11.8%
1999	–13.5	5.6	–7.9	–7.7
2000	9.1	7.5	16.6	16.2
2001	1.6	6.6	8.2	7.3
2002	7.8	6.6	14.4	14.8
2003	0.0	5.5	5.5	5.9
2004	2.8	5.6	8.4	8.6
2005	0.2	5.1	5.3	5.3
2006	–2.6	5.3	2.7	2.7
2007	1.0	5.6	6.6	6.6

1  Performance for the fund and its comparative standards is calculated since the ETF Shares’ inception on April 3, 2007.

2  Lehman U.S. Long Government/Credit Index.

Note: See Financial Highlights tables on pages 73–75 for dividend and capital gains information.

Long-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2007

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	8.000%	11/15/21	83,545	114,274	4.1%
	U.S. Treasury Bond	4.500%	2/15/36	101,530	102,006	3.6%
	U.S. Treasury Bond	5.375%	2/15/31	89,065	100,309	3.6%
	U.S. Treasury Bond	8.750%	8/15/20	61,650	87,755	3.2%
	U.S. Treasury Bond	8.125%	8/15/21	57,650	79,377	2.9%
	U.S. Treasury Bond	6.750%	8/15/26	51,690	66,123	2.4%
	U.S. Treasury Bond	7.125%	2/15/23	50,975	65,734	2.4%
	U.S. Treasury Bond	7.625%	2/15/25	46,950	64,344	2.3%
	U.S. Treasury Bond	6.875%	8/15/25	47,775	61,391	2.2%
	U.S. Treasury Bond	7.875%	2/15/21	39,280	52,813	1.9%
	U.S. Treasury Bond	6.625%	2/15/27	40,680	51,625	1.9%
	U.S. Treasury Bond	7.625%	11/15/22	33,445	44,879	1.6%
	U.S. Treasury Bond	8.750%	5/15/20	28,250	40,097	1.4%
	U.S. Treasury Bond	6.375%	8/15/27	32,030	39,732	1.4%
	U.S. Treasury Bond	6.000%	2/15/26	31,750	37,549	1.4%
	U.S. Treasury Bond	9.875%	11/15/15	26,100	36,548	1.3%
	U.S. Treasury Bond	8.500%	2/15/20	17,855	24,827	0.9%
	U.S. Treasury Bond	8.750%	5/15/17	14,665	19,938	0.7%
	U.S. Treasury Bond	8.875%	8/15/17	10,540	14,494	0.5%
	U.S. Treasury Bond	8.125%	8/15/19	8,385	11,301	0.4%
	U.S. Treasury Bond	7.500%	11/15/24	7,325	9,914	0.4%
	U.S. Treasury Bond	4.750%	2/15/37	8,830	9,237	0.3%
	U.S. Treasury Bond	5.250%–8.875%	5/15/16–5/15/30	23,280	29,163	1.1%
	U.S. Treasury Note	4.500%–4.750%	2/15/09–2/28/09	2,525	2,570	0.1%
					1,166,000	42.0%
Agency Bonds and Notes
1	Federal Home Loan Bank	5.375%	5/15/19	7,250	7,692	0.3%
1	Federal Home Loan
	Mortgage Corp.	6.250%	7/15/32	12,175	14,507	0.5%
1	Federal Home Loan
	Mortgage Corp.	6.750%	3/15/31	10,500	13,175	0.5%

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
1	Federal Home Loan
	Mortgage Corp.	6.750%	9/15/29	7,700	9,555	0.4%
1	Federal Home Loan
	Mortgage Corp.	5.000%	12/14/18	7,150	7,158	0.3%
1	Federal National
	Mortgage Assn.	6.625%	11/15/30	16,600	20,486	0.7%
1	Federal National
	Mortgage Assn.	7.250%	5/15/30	15,435	20,306	0.7%
1	Federal National
	Mortgage Assn.	7.125%	1/15/30	13,475	17,467	0.6%
1	Federal National
	Mortgage Assn.	6.250%	5/15/29	9,050	10,631	0.4%
	Federal National
	Mortgage Assn.	0.000%–6.210%	10/9/19–8/6/38	11,625	8,482	0.3%
†	Other—Agency Bonds and Notes				48,830	1.7%
					178,289	6.4%
Total U.S. Government and Agency Obligations (Cost $1,261,669)					1,344,289	48.4%
Corporate Bonds
Asset-Backed Securities
[2,3]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	450	529	0.0%
†	Other—Asset-Backed Securities				2,741	0.1%
					3,270	0.1%
Finance
	Banking
	Associates Corp.
	of North America	6.950%	11/1/18	1,150	1,245	0.0%
	Bank of America Corp.	5.750%	12/1/17	7,800	7,866	0.2%
2	Citigroup Capital XXI	8.300%	12/21/57	7,900	8,369	0.3%
	Citigroup, Inc.	3.500%–6.625%	2/1/08–5/29/37	19,250	18,200	0.7%
†	Other—Banking				118,844	4.4%
	Brokerage
	Goldman Sachs Group, Inc.	6.750%	10/1/37	11,725	11,612	0.4%
	Goldman Sachs Group, Inc.	5.950%–6.345%	1/15/27–2/15/34	18,750	17,387	0.6%
†	Other—Brokerage				28,091	1.1%
	Finance Companies
	General Electric Capital Corp.	6.750%	3/15/32	15,925	18,046	0.6%
	General Electric Capital Corp.	6.150%	8/7/37	4,925	5,207	0.2%
†	Other—Finance Companies				5,861	0.2%
†	Insurance				85,326	3.1%
†	Real Estate Investment Trusts				2,478	0.1%
					328,532	11.9%
Industrial
†	Basic Industry				47,247	1.7%
	Capital Goods
	General Electric Co.	5.250%	12/6/17	10,150	10,129	0.4%
†	Other—Capital Goods				55,023	2.0%
	Communication
	Ameritech Capital Funding	6.550%	1/15/28	1,000	1,009	0.0%
	AT&T Inc.	8.000%	11/15/31	6,000	7,366	0.3%
	AT&T Inc.	6.150%–6.800%	6/15/34–1/15/38	18,025	18,561	0.7%
	AT&T Wireless	8.750%	3/1/31	5,850	7,544	0.3%
	BellSouth Capital Funding	7.875%	2/15/30	4,250	4,922	0.2%
	BellSouth Corp.	6.000%–6.875%	10/15/31–11/15/34	5,230	5,357	0.2%
	BellSouth Telecommunications	6.375%	6/1/28	4,140	4,098	0.1%
	British Telecommunications PLC	9.125%	12/15/30	5,975	7,906	0.3%
68

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Cingular Wireless LLC	7.125%	12/15/31	2,425	2,691	0.1%
	Deutsche Telekom
	International Finance	8.250%	6/15/30	9,825	12,227	0.4%
	France Telecom	8.500%	3/1/31	6,800	8,845	0.3%
	Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,773	0.1%
	Pacific Bell	7.125%	3/15/26	550	579	0.0%
	Sprint Capital Corp.	6.875%	11/15/28	8,050	7,632	0.3%
	Verizon Global Funding Corp.	7.750%	12/1/30	6,550	7,679	0.3%
†	Other—Communication				115,852	4.1%
†	Consumer Cyclical				95,528	3.4%
	Consumer Noncyclical
	AstraZeneca PLC	6.450%	9/15/37	7,700	8,410	0.3%
†	Other—Consumer Noncyclical				133,994	4.8%
	Energy
	Tosco Corp.	8.125%	2/15/30	7,500	9,551	0.3%
†	Other—Energy				98,699	3.6%
†	Technology				23,272	0.8%
†	Transportation				43,681	1.6%
†	Industrial—Other				3,066	0.1%
					742,641	26.7%
Utilities
	Electric
	Pacific Gas & Electric Co.	6.050%	3/1/34	7,875	7,808	0.3%
†	Other—Electric				118,398	4.2%
	Natural Gas
	Williams Cos., Inc.	7.500%	1/15/31	6,950	7,419	0.3%
†	Other—Natural Gas				39,364	1.4%
					172,989	6.2%
Total Corporate Bonds (Cost $1,264,820)					1,247,432	44.9%
Sovereign Bonds (U.S. Dollar-Denominated)
	Republic of Italy	6.875%	9/27/23	6,600	7,965	0.3%
	United Mexican States	6.750%	9/27/34	16,425	18,129	0.7%
	United Mexican States	8.125%	12/30/19	6,750	8,237	0.3%
	United Mexican States	8.300%	8/15/31	1,425	1,844	0.1%
†	Other—Sovereign Bonds				67,802	2.4%
Total Sovereign Bonds (Cost $100,311)					103,977	3.8%
Taxable Municipal Bonds
	Illinois (Taxable Pension) GO	5.100%	6/1/33	20,850	20,080	0.7%
†	Other—Taxable Municipal Bonds				14,709	0.5%
Total Taxable Municipal Bonds (Cost $34,298)					34,789	1.2%
				Shares
Temporary Cash Investment
4	Vanguard Market
	Liquidity Fund, (Cost $8,462)	4.664%		8,462,003	8,462	0.4%
Total Investments (Cost $2,669,560)					2,738,949	98.7%
Other Assets and Liabilities
	Other Assets—Note B				63,869	2.3%
	Liabilities				(27,090)	(1.0%)
					36,779	1.3%
Net Assets					2,775,728	100.0%

Long-Term Bond Index Fund

At December 31, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	2,720,220
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(13,881)
Unrealized Appreciation	69,389
Net Assets	2,775,728

Investor Shares—Net Assets
Applicable to 195,361,646 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,276,826
Net Asset Value Per Share—Investor Shares	$11.65

Institutional Shares—Net Assets
Applicable to 35,600,354 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	414,885
Net Asset Value Per Share—Institutional Shares	$11.65

ETF Shares—Net Assets
Applicable to 1,100,000 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	84,017
Net Asset Value Per Share—ETF Shares	$76.38

•  See Note A in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $22,245,000, representing 0.8% of net assets.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

GO—General Obligation Bond.

Long-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Interest[1]	133,182
Total Income	133,182
Expenses
The Vanguard Group—Note B
Investment Advisory Services	201
Management and Administrative
Investor Shares	2,859
Institutional Shares	112
ETF Shares	30
Marketing and Distribution
Investor Shares	472
Institutional Shares	85
ETF Shares	4
Custodian Fees	33
Auditing Fees	26
Shareholders’ Reports
Investor Shares	63
Institutional Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	3,888
Expenses Paid Indirectly—Note C	(22)
Net Expenses	3,866
Net Investment Income	129,316
Realized Net Gain (Loss) on Investment Securities Sold	5,859
Change in Unrealized Appreciation (Depreciation) of Investment Securities	31,059
Net Increase (Decrease) in Net Assets Resulting from Operations	166,234

1  Interest income from an affiliated company of the fund was $932,000.

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	129,316	107,325
Realized Net Gain (Loss)	5,859	(12,647)
Change in Unrealized Appreciation (Depreciation)	31,059	(37,520)
Net Increase (Decrease) in Net Assets Resulting from Operations	166,234	57,158
Distributions
Net Investment Income
Investor Shares	(108,892)	(98,659)
Institutional Shares	(18,670)	(8,666)
ETF Shares	(1,754)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(129,316)	(107,325)
Capital Share Transactions—Note F
Investor Shares	350,915	57,219
Institutional Shares	99,345	306,723
ETF Shares	81,728	—
Net Increase (Decrease) from Capital Share Transactions	531,988	363,942
Total Increase (Decrease)	568,906	313,775
Net Assets
Beginning of Period	2,206,822	1,893,047
End of Period	2,775,728	2,206,822

Long-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.53	$11.84	$11.82	$11.50	$11.67
Investment Operations
Net Investment Income	.613	.603	.601	.617	.627
Net Realized and Unrealized Gain (Loss)
on Investments	.120	(.310)	.020	.320	.004
Total from Investment Operations	.733	.293	.621	.937	.631
Distributions
Dividends from Net Investment Income	(.613)	(.603)	(.601)	(.617)	(.627)
Distributions from Realized Capital Gains	—	—	—	—	(.174)
Total Distributions	(.613)	(.603)	(.601)	(.617)	(.801)
Net Asset Value, End of Period	$11.65	$11.53	$11.84	$11.82	$11.50

Total Return[1]	6.59%	2.67%	5.32%	8.40%	5.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,277	$1,898	$1,893	$1,310	$951
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	5.34%	5.30%	5.03%	5.34%	5.34%
Portfolio Turnover Rate[2]	62%	55%	52%	62%	76%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Long-Term Bond Index Fund

Institutional Shares
	Year	Feb. 2,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$11.53	$11.66
Investment Operations
Net Investment Income	.626	.559
Net Realized and Unrealized Gain (Loss) on Investments	.120	(.130)
Total from Investment Operations	.746	.429
Distributions
Dividends from Net Investment Income	(.626)	(.559)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.626)	(.559)
Net Asset Value, End of Period	$11.65	$11.53

Total Return	6.71%	3.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$415	$309
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%*
Ratio of Net Investment Income to Average Net Assets	5.45%	5.40%*
Portfolio Turnover Rate[2]	62%	55%

1  Inception.

2    Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Long-Term Bond Index Fund

ETF Shares
April 3, 2007[1] to
For a Share Outstanding Throughout the Period	December 31, 2007
Net Asset Value, Beginning of Period	$74.90
Investment Operations
Net Investment Income	2.740
Net Realized and Unrealized Gain (Loss) on Investments	1.480
Total from Investment Operations	4.220
Distributions
Dividends from Net Investment Income	(2.740)
Distributions from Realized Capital Gains	—
Total Distributions	(2.740)
Net Asset Value, End of Period	$76.38

Total Return	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	5.41%*
Portfolio Turnover Rate[2]	62%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million. ETF Shares were first issued on April 3, 2007, and first offered to the public on April 10, 2007. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Long-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $227,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $22,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at December 31, 2007, the fund had available realized losses of $13,775,000 to offset future net capital gains through December 31, 2014.

At December 31, 2007, the cost of investment securities for tax purposes was $2,669,666,000. Net unrealized appreciation of investment securities for tax purposes was $69,283,000, consisting of unrealized gains of $108,131,000 on securities that had risen in value since their purchase and $38,848,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2007, the fund purchased $610,140,000 of investment securities and sold $293,292,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,277,857,000 and $1,137,183,000, respectively.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	684,159	59,919	529,255	46,386
Issued in Lieu of Cash Distributions	95,877	8,381	87,690	7,706
Redeemed	(429,121)	(37,621)	(559,726)	(49,299)
Net Increase (Decrease)—Investor Shares	350,915	30,679	57,219	4,793
Institutional Shares
Issued	113,686	10,067	303,081	26,463
Issued in Lieu of Cash Distributions	17,272	1,510	7,397	651
Redeemed	(31,613)	(2,759)	(3,755)	(332)
Net Increase (Decrease)—Institutional Shares	99,345	8,818	306,723	26,782
ETF Shares
Issued	81,728	1,100	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	81,728	1,100	—	—

Long-Term Bond Index Fund

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund:

In our opinion, the accompanying statements of net assets–investments summary, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (constituting separate portfolios of Vanguard Bond Index Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 8, 2008

Special 2007 tax information (unaudited) for Vanguard Total Bond Market Index Fund

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 93.5% of income dividends are interest-related dividends.

Special 2007 tax information (unaudited) for Vanguard Short-Term Bond Index Fund

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 90.5% of income dividends are interest-related dividends.

Special 2007 tax information (unaudited) for Vanguard Intermediate-Term Bond Index Fund

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 87.7% of income dividends are interest-related dividends.

Special 2007 tax information (unaudited) for Vanguard Long-Term Bond Index Fund

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 86.2% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables on pages 82 and 83 illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2007	12/31/2007	Period[1]
Based on Actual Fund Return
Total Bond Market
Investor Shares	$1,000.00	$1,060.95	$0.99
Admiral Shares	1,000.00	1,061.43	0.52
Signal Shares	1,000.00	1,061.43	0.52
Institutional Shares	1,000.00	1,061.56	0.36
ETF Shares	1,000.00	1,060.73	0.57
Short-Term Bond
Investor Shares	$1,000.00	$1,052.31	$0.93
Admiral Shares	1,000.00	1,052.76	0.52
Signal Shares	1,000.00	1,052.74	0.52
ETF Shares	1,000.00	1,052.51	0.57
Intermediate-Term Bond
Investor Shares	$1,000.00	$1,070.93	$0.94
Admiral Shares	1,000.00	1,071.39	0.52
Signal Shares	1,000.00	1,071.36	0.52
Institutional Shares	1,000.00	1,071.55	0.37
ETF Shares	1,000.00	1,071.42	0.57
Long-Term Bond
Investor Shares	$1,000.00	$1,076.26	$0.94
Institutional Shares	1,000.00	1,076.88	0.37
ETF Shares	1,000.00	1,077.06	0.58

1  These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.19% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.11% for ETF shares; for the Short-Term Bond Index Fund, 0.18% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.11% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.18% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.11% for ETF Shares; and for the Long-Term Bond Index Fund, 0.18% for Investor Shares, 0.07% for Institutional Shares, 0.11% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Six Months Ended December 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2007	12/31/2007	Period[1]
Based on Hypothetical 5% Yearly Return
Total Bond Market
Investor Shares	$1,000.00	$1,024.25	$0.97
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56
Short-Term Bond
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.65	0.56
Intermediate-Term Bond
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56
Long-Term Bond
Investor Shares	$1,000.00	$1,024.30	$0.92
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.65	0.56

1  These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.19% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.11% for ETF shares; for the Short-Term Bond Index Fund, 0.18% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.11% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.18% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, 0.11% for ETF Shares; and for the Long-Term Bond Index Fund, 0.18% for Investor Shares, 0.07% for Institutional Shares, 0.11% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
152 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Vanguard ETFs, Admiral,
Signal, Connect with Vanguard, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
Vanguard ETFs™ are not sponsored, endorsed, sold, or	fund voted the proxies for securities it owned during
promoted by Lehman Brothers. Lehman makes no	the 12 months ended June 30. To get the report, visit
representation or warranty, express or implied, to the	either www.vanguard.com or www.sec.gov.
owners of Vanguard ETFs or any member of the public
regarding the advisability of investing in securities
generally or in Vanguard ETFs particularly or the ability of the Lehman Index to track general bond market
performance. Lehman hereby expressly disclaims all
warranties of merchantability and fitness for a particular
purpose with respect to the Lehman index and any data
included therein. Lehman’s only relationship to Vanguard	You can review and copy information about your fund
and Vanguard ETFs is the licensing of the Lehman Index	at the SEC’s Public Reference Room in Washington, D.C.
which is determined, composed, and calculated by	To find out more about this public service, call the SEC
Lehman without regard to Vanguard or the Vanguard	at 202-551-8090. Information about your fund is also
ETFs. Lehman is not responsible for and has not	available on the SEC’s website, and you can receive
participated in the determination of the timing of,	copies of this information, for a fee, by sending a
prices of, or quantities of Vanguard ETFs to be issued.	request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q840 022008

Vanguard® Inflation-Protected Securities Fund Annual Report

December 31, 2007

>

Vanguard Inflation-Protected Securities Fund, which recently changed its fiscal year-end from January to December, returned 11.4% (Investor Shares) for the 11 months ended December 31, 2007. The fund easily outperformed the average return of its peers.

>

Worries about the housing recession and rising energy prices weighed on the stock market. Bond investors increased their demand for U.S. Treasury securities, which raised bond prices and lowered yields.

>	Interest rates, especially short-term rates, fell during the period as the Federal Reserve Board reduced the federal funds target rate three different times.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisors’ Report	7
Fund Profile	10
Performance Summary	11
Financial Statements	13
About Your Fund’s Expenses	25
Glossary	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

January 31, 2007, Through December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	VIPSX	11.4%
Admiral™ Shares[1]	VAIPX	11.5
Institutional Shares[2]	VIPIX	11.6
Lehman U.S. Treasury Inflation Notes Index		11.5
Average Treasury Inflation Protected Securities Fund[3]		9.8

Your Fund’s Performance at a Glance
January 31, 2007, Through December 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Inflation-Protected Securities
Investor Shares	$11.80	$12.45	$0.647	$0.000
Admiral Shares	23.17	24.45	1.297	0.000
Institutional Shares	9.44	9.96	0.533	0.000

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

3 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Note: Vanguard Inflation-Protected Securities Fund recently changed its fiscal year-end from January to December. This report covers the fund’s performance for the 11 months from January 31, 2007, through December 31, 2007.

During the 2007 fiscal year, interest rates decreased across the maturity spectrum, particularly at the short end. The fall in rates was helped by the Federal Reserve Board’s efforts to boost monetary liquidity during the latter part of the period. Higher demand for bonds, particularly Treasury securities, provided a favorable environment for the Inflation-Protected Securities Fund. Over the 11-month period, the fund generated a total return of 11.4%, consisting of an income return of approximately 5.9% plus capital change of 5.5%.

The fund’s yield and the components of its 11-month total return appear in the table on page 4.

Risk aversion set the tone in the bond market

During the first half of 2007, the bond market was characterized by tight credit spreads, reflecting investors’ willingness to take on greater levels of risk to earn higher yields. That sentiment changed in the midsummer fallout from the subprime lending crisis. Investors grew wary of risk and showed a preference for higher-quality corporate and government bonds.

2

This shift drove up prices for high-quality issues, and as the bonds’ prices rose, their yields fell. The yield of the benchmark 10-year Treasury note, for example, fell a full percentage point in the last half of the year (from 5.03% on June 30 to 4.03% at year-end). The Federal Reserve Board lowered its target for the federal funds rate three times in the final four months of 2007, pushing yields even lower on the shorter end of the maturity spectrum.

The broad taxable bond market returned 7.0%, outpacing the stock market for the first calendar year since 2002. Tax-exempt municipal bonds returned 3.4%.

Stocks traced a jagged path to positive returns

The broad U.S. stock market returned 5.7% in calendar 2007, a fairly tame result that masked a year of ups and downs for equities. The gains in the first six months of the year were largely surrendered in July and August as the subprime mortgage crisis reverberated beyond housing and financial-related companies, creating fears of a broader economic slowdown. The markets moved higher but remained volatile throughout the rest of the year as investors reacted to mixed economic data, a weakening U.S. dollar, and crude oil prices that surged to nearly $100 per barrel by year-end.

Market Barometer
			Total Returns
	Periods Ended December 31, 2007
	One Year	Three Years	Five Years
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	7.0%	4.6%	4.4%
Lehman Municipal Bond Index	3.4	3.9	4.3
Citigroup 3-Month Treasury Bill Index	4.7	4.2	2.9

Stocks
Russell 1000 Index (Large-caps)	5.8%	9.1%	13.4%
Russell 2000 Index (Small-caps)	–1.6	6.8	16.2
Dow Jones Wilshire 5000 Index (Entire market)	5.7	9.2	14.1
MSCI All Country World Index ex USA (International)	17.1	20.4	24.5

CPI
Consumer Price Index	4.1%	3.3%	3.0%

3

Against this backdrop, many investors sought stability in large-capitalization stocks, which outperformed small-caps for the year; meanwhile, growth stocks outpaced their value-oriented counterparts.

For U.S.-based investors, international stocks posted stronger results than U.S. equities for the sixth consecutive year, with much of the outperformance arriving compliments of the weak U.S. dollar. Emerging markets led the way, followed by developed economies in Europe and the Pacific region.

The fund enjoyed a favorable investment environment

Although the Federal Reserve’s lowering of the federal funds target helped the broad bond market, the fallout from the subprime mortgage crisis made Treasury securities particularly attractive to investors seeking a safe haven. At the same time, rising energy and commodity prices made many investors nervous about long-term inflation. This environment was very favorable for the Inflation-Protected Securities Fund, which invests in high-quality inflation-indexed bonds with an average maturity of 7 to 20 years. During the fiscal period, the prices of these securities rose, driving yields down, so that by year-end, the fund’s yield was near its 11-month low.

The fund’s performance relative to conventional Treasuries was helped by the decision of the fund’s advisor—Vanguard Fixed Income Group—to maintain an all-Treasury portfolio over the fiscal period.

Yields and Returns
				Components of Total Returns
	SEC 30-Day Yields[1]		January 31, 2007, Through December 31, 2007
	January 31,	December 31,	Capital	Income	Total
Inflation-Protected Securities Fund	2007	2007	Return	Return	Return
Investor Shares	2.39%	1.41%	5.51%	5.89%	11.40%
Admiral Shares	2.48	1.50	5.52	6.02	11.54
Institutional Shares	2.51	1.53	5.51	6.07	11.58

1 Yields of inflation-protected securities tend to be lower than those of other bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

4

Many competitor funds held privately issued inflation-protected securities, which can offer higher yields (owing to their lower credit quality), but which did not appreciate as much in price in 2007.

Fund’s solid track record no easy task in tough markets

Since its June 2000 inception, the Inflation-Protected Securities Fund has outpaced the average return of similar funds. In addition, the fund has nearly matched the result of its market benchmark—no easy feat considering that the unmanaged index makes no real-world transactions and incurs no operating costs.

Credit for this solid long-term performance goes to Vanguard Fixed Income Group, which has shown skill and discipline in managing the fund’s portfolio as the inflation-protected securities market has grown substantially in recent years.

The advisor’s efforts have been aided by the fund’s low costs, which allow a greater portion of the fund’s returns to go to shareholders. The low costs have another, often-underappreciated benefit: The advisor does not need to buy higher-yielding, riskier investments to boost returns. Treasury-issued bonds like those favored by the fund have very low credit risk, but the fund’s experienced portfolio managers still must evaluate trade-offs between risk and return as they choose among securities of varying maturities. Low expense ratios have allowed the fund to take a conservative stance and still achieve admirable results.

Total Returns
Period Ended December 31, 2007[1]
Average
Annual Return
Inflation-Protected Securities Fund Investor Shares	8.1%
Lehman U.S. Treasury Inflation Notes Index	8.2
Average Treasury Inflation Protected Securities Fund[2]	7.6

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Since the fund’s inception on June 29, 2000.

2 Derived from data provided by Lipper Inc.

5

The table on page 5 displays a summary of the fund’s performance and that of its two investing yardsticks, since the fund’s inception.

Changes in yields don’t require changes in strategy

As interest rates declined in 2007, the U.S. Treasury yield curve returned to a more typical shape, with yields of short-term bonds becoming less generous than those of long-term bonds. Essentially, bond investors recalculated the risks and potential rewards of their investments in 2007 and decided that long-term loans hold greater risk and should therefore offer higher yields.

This shift in market sentiment, however, does not mean you need to make changes to your own bond investments. Contrary to market “buzz,” no one knows with certainty what interest rates and bond prices will do in 2008. The Vanguard Inflation-Protected Securities Fund offers a steady buffer against inflation, which makes it a valuable addition to a well-rounded portfolio. In addition, the fund’s securities can behave differently than conventional bonds, providing an element of diversification that can dampen volatility in a portfolio that also holds a diversified selection of traditional bond and stock funds.

However, like any bond, the top-rated inflation-protected securities held by your fund can still decline in market value—a reality that might be easy to forget after a year of rising prices. So we urge our clients to view the Inflation-Protected Securities Fund as just one component of a well-diversified portfolio.

Thank you for your confidence in Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 22, 2008

6

Advisor’s Report

Note: The fund’s fiscal year-end has recently changed from January 31 to December 31; hence, this report covers an 11-month fiscal period ended December 31, 2007.

The Vanguard Inflation-Protected Securities Fund’s Investor Shares returned 11.4% during the period, a result that came close to the performance of the fund’s benchmark and easily outpaced the average return of peer funds.

The investment environment

The U.S. economy began to slow toward the end of the fiscal year as a housing recession intensified problems among subprime-mortgage-loan lenders—problems that first erupted in midsummer and continued to rattle the financial markets for the remainder of the period. Meanwhile, crude oil prices hovered near historic highs while the U.S. dollar continued to lose ground against other major currencies.

These economic headwinds triggered a “flight to quality” that drove prices of U.S. Treasury bonds sharply higher, and their yields lower. Declines in Treasury yields were steepest at the short end of the maturity spectrum. The yield of the 3-month Treasury bill, which started the fiscal year at 5.11%, had dropped nearly 2 percentage points, to 3.24%, by the end of the period. The yield of the 10-year Treasury note fell from 4.82% at the end of January to 4.03% at the end of 2007.

Yields of U.S. Treasury Bonds
	December 31,	December 31,
Maturity	2006	2007
2 years	4.81%	3.05%
3 years	4.73	3.03
5 years	4.69	3.44
10 years	4.70	4.03
30 years	4.81	4.45

7

The declines were prompted largely by the actions of the Federal Reserve Board, which cut its target for the federal funds rate on three separate occasions. With the last cut of the fiscal period at 0.25 percentage point on December 11, 2007, the target for the federal funds rate stood at 4.25%, a full percentage point lower than it was in August—before the first cut.

In its December statement, the Fed noted that “recent developments, including the deterioration in financial market conditions, have increased the uncertainty surrounding the outlook for economic growth and inflation.” In an effort to address these concerns, the Federal Reserve also reduced its discount rate more aggressively and, in conjunction with other central banks, initiated a Temporary Auction Facility to provide additional funds to interested depository institutions. Market participants expect further reductions in the federal funds target in 2008, given the ongoing concerns of credit availability and financial liquidity. (In the weeks after the fiscal period, the Fed—on two separate occasions in January—cut the interest rate target by a combined 1.25 percentage points, to 3.0%.)

Management of the fund

The Inflation-Protected Securities Fund generated an 11.4% total return (Investor Shares) for the 11 months ended December 31, 2007. (Returns from the fund’s Admiral and Institutional Shares were slightly higher.) The fund’s performance came close to matching the 11.5% return of its benchmark, the Lehman U.S. Treasury Inflation Notes Index.

The fund’s total return consisted of an income return of 5.9% (Investor Shares) and capital change in its securities of 5.5% as the investment environment proved favorable for bonds in general and particularly for inflation-protected securities.

Over the 11-month period, yields of 5-year Treasury Inflation-Protected Securities (TIPS) declined 1.33 percentage points, from 2.43% to 1.1%. At the same time, yields of corresponding conventional Treasury bonds declined slightly more, from 4.82% to 3.44%. Thus, the spread between the yields of the two groups of securities declined slightly, from 2.39% to 2.34%. Similar movement occurred among 10-year TIPS and conventional Treasury bonds, with the yield spread between the two groups declining from 2.43% to 2.33%.

TIPS best conventional Treasuries

The fund’s return relative to conventional Treasuries was aided by the actual change in the Consumer Price Index (CPI), which is used to adjust the principal value of TIPS.

8

The overall CPI, including food and energy costs, rose 3.8% during the 11-month period as higher energy and commodity prices accelerated actual inflation. For example, West Texas crude oil rose from $58 to $96 per barrel during the period, a 65% increase. The core CPI, which excludes food and energy prices, rose a more modest 2%. The overall CPI is used in calculating TIPS’ inflation adjustment. Accordingly, the higher overall CPI gave TIPS a performance advantage of about 1.2 percentage points over conventional Treasuries as represented by the Lehman U.S. Treasury Index.

In addition, the average maturity of the TIPS market ended the period at 9.3 years, compared with 7.1 years for the market of conventional Treasuries. Given the decline in yields during the period, this longer average maturity also contributed to the stronger performance of TIPS—by another 1.25 to 1.50 percentage points—when compared with that of conventional Treasuries.

Given the volatility in the markets, we kept the fund’s risk profile close to that of its benchmark. The fund’s performance versus its peer funds was aided by our decision to maintain an all-Treasury portfolio. Competitor funds held some non-Treasury inflation-protected securities, which did not perform as well as their Treasury counterparts during the period. The fund’s low expenses also provided an important competitive advantage.

In closing, it’s worth noting that as the Treasury continues to issue more TIPS, the market value of TIPS continues to expand at a faster rate than that of conventional Treasuries. During calendar year 2007, the market value of TIPS rose 20%, from $369.4 billion to $442.7 billion. Over the same 12 months, the value of conventional Treasuries grew 3%, from $2.19 trillion to $2.26 trillion. We expect that the market for TIPS will increasingly deepen and become more liquid in the years ahead.

John W. Hollyer, Principal

Kenneth E. Volpert, Principal

Vanguard Fixed Income Group

January 22, 2008

9

Fund Profile

As of December 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	25	23	9,193
Yield[3]		—	—
Investor Shares	1.4%
Admiral Shares	1.5%
Institutional Shares	1.5%
Average Coupon	2.4%	2.5%	5.5%
Average Effective Maturity	9.2 years	9.3 years	7.1 years
Average Quality[4]	Aaa	Aaa	Aa1
Average Duration	6.6 years	6.6 years	4.4 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.11%
Institutional Shares	0.08%
Short-Term Reserves	0.7%	—	—

Volatility Measures[6]
	Fund versus	Fund versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.74
Beta	0.98	1.37

Sector Diversification (% of portfolio)

Treasury	100.0%

Distribution by Maturity (% of portfolio)

Under 1 Year	0.7%
1–5 Years	28.5
5–10 Years	43.1
10–20 Years	18.8
20–30 Years	8.9

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100.0%

Investment Focus

1 Lehman U.S. Treasury Inflation Notes Index.

2 Lehman U.S. Aggregate Bond Index.

3 Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

4 Moody’s Investors Service.

5 Annualized.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 27.

10

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 29, 2000–December 31, 2007

Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2007			Final Value
		Five	Since	of a $10,000
	11 Months	Years	Inception[1]	Investment
Inflation-Protected Securities Fund
Investor Shares[2]	11.40%	6.10%	8.06%	$17,887
Lehman U.S. Aggregate Bond Index	7.01	4.42	6.42	15,957
Lehman U.S. Treasury Inflation Notes Index	11.49	6.27	8.22	18,091
Average Treasury Inflation
Protected Securities Fund[3]	9.81	5.38	7.60	17,333

			Final Value
		Since	of a $100,000
	11 Months	Inception[1]	Investment
Inflation-Protected Securities Fund Admiral Shares	11.54%	4.99%	$113,272
Lehman U.S. Aggregate Bond Index	7.01	4.62	112,246
Lehman U.S. Treasury Inflation Notes Index	11.49	4.97	113,217

1 Performance for the fund and its comparative standards is calculated since the following inception dates: June 29, 2000, for Investor Shares; June 10, 2005, for Admiral Shares.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

11

	Average Annual Total Returns
	Periods Ended December 31, 2007		Final Value
		Since	of a $5,000,000
	11 Months	Inception[1]	Investment
Inflation-Protected Securities Fund
Institutional Shares	11.58%	5.58%	$6,231,189
Lehman U.S. Aggregate Bond Index	7.01	4.52	5,980,537
Lehman U.S. Treasury Inflation Notes Index	11.49	5.60	6,235,744

Fiscal Year Total Returns(%): June 29, 2000–December 31, 2007
	Investor Shares			Lehman[2]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	5.3%	2.8%	8.1%	8.3%
2002	1.9	4.3	6.2	6.3
2003	12.1	4.5	16.6	16.8
2004	4.8	3.9	8.7	8.8
2005	2.2	4.8	7.0	7.2
2006	–2.7	5.5	2.8	2.8
2007[3]	5.5	5.9	11.4	11.5

1 Performance for the fund and its comparative standards is calculated since the fund’s inception: December 12, 2003.

2 Lehman U.S. Treasury Inflation Notes Index.

3 Returns are for the 11 months ended December 31, 2007.

Note: See Financial Highlights tables on pages 17–19 for dividend and capital gains information.

12

Financial Statements

Statement of Net Assets

As of December 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government Securities (98.8%)
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/25	1,106,070	1,289,983
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/26	442,025	464,588
1 U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/28	314,575	516,278
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/29	279,150	470,535
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/32	71,100	107,583
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/09	145,125	190,406
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/10	753,575	998,705
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/10	450,200	494,809
1 U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	122,950	158,713
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	617,625	677,768
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/12	66,150	84,953
U.S. Treasury Inflation-Indexed Note	2.000%	4/15/12	104,300	111,352
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/12	616,025	775,805
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/13	856,525	1,004,832
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/14	463,900	542,101
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/14	527,495	604,518
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/15	913,240	1,003,972
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/15	312,075	341,926
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/16	653,925	707,097
U.S. Treasury Inflation-Indexed Note	2.500%	7/15/16	333,600	368,595
U.S. Treasury Inflation-Indexed Note	2.375%	1/15/17	690,825	756,447
U.S. Treasury Inflation-Indexed Note	2.625%	7/15/17	12,000	13,071
U.S. Treasury Inflation-Indexed Note	2.375%	1/15/27	508,775	558,831
Total U.S. Government Securities
(Cost $11,668,637)				12,242,868

			Shares
Temporary Cash Investment (0.1%)
[2] Vanguard Market Liquidity Fund
(Cost $17,391)	4.664%		17,391,467	17,391
Total Investments (98.9%) (Cost $11,686,028)				12,260,259
Other Assets And Liabilities (1.1%)
Other Assets—Note B				180,041
Liabilities				(42,823)
				137,218
Net Assets (100%)				12,397,477

13

At December 31, 2007, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	12,025,235
Overdistributed Net Investment Income	(10,668)
Accumulated Net Realized Losses	(194,651)
Unrealized Appreciation (Depreciation)
Investment Securities	574,231
Futures Contracts	(419)
Swap Contracts	3,749
Net Assets	12,397,477

Investor Shares—Net Assets
Applicable to 535,058,562 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,662,045
Net Asset Value Per Share—Investor Shares	$12.45

Admiral Shares—Net Assets
Applicable to 142,632,616 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,487,329
Net Asset Value Per Share—Admiral Shares	$24.45

Institutional Shares—Net Assets
Applicable to 225,778,771 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,248,103
Net Asset Value Per Share—Institutional Shares	$9.96

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $6,127,000 have been segregated as initial margin for open futures contracts.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

14

Statement of Operations

	February 1,
	2007, to
	December 31,	Year Ended
	2007[1]	Jan. 31, 2007
	($000)	($000)
Investment Income
Income
Interest[2]	592,571	391,585
Total Income	592,571	391,585
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,260	779
Management and Administrative—Investor Shares	7,346	9,076
Management and Administrative—Admiral Shares	1,557	2,023
Management and Administrative—Institutional Shares	510	631
Marketing and Distribution—Investor Shares	1,993	1,452
Marketing and Distribution—Admiral Shares	868	406
Marketing and Distribution—Institutional Shares	702	331
Custodian Fees	19	9
Auditing Fees	34	26
Shareholders’ Reports—Investor Shares	212	200
Shareholders’ Reports—Admiral Shares	22	55
Shareholders’ Reports—Institutional Shares	9	3
Trustees’ Fees and Expenses	17	11
Total Expenses	14,549	15,002
Net Investment Income	578,022	376,583
Realized Net Gain (Loss)
Investment Securities Sold	(16,287)	(174,888)
Futures Contracts	5,109	(3,542)
Swap Contracts	—	—
Realized Net Gain (Loss)	(11,178)	(178,430)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	612,848	(163,843)
Futures Contracts	(419)	—
Swap Contracts	3,749	—
Change in Unrealized Appreciation (Depreciation)	616,178	(163,843)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,183,022	34,310

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Interest income from an affiliated company of the fund was $1,841,000 and $10,082,000.

15

Statement of Changes in Net Assets

	February 1,
	2007, to
	December 31,	Year Ended January 31,
	2007[1]	2007	2006
	($000)	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	578,022	376,583	449,083
Realized Net Gain (Loss)	(11,178)	(178,430)	24,831
Change in Unrealized Appreciation (Depreciation)	616,178	(163,843)	(224,012)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,183,022	34,310	249,902
Distributions
Net Investment Income
Investor Shares	(305,572)	(190,729)	(383,801)
Admiral Shares	(156,178)	(87,252)	(83,112)
Institutional Shares	(116,134)	(47,934)	(53,825)
Realized Capital Gain[2]
Investor Shares	—	—	(31,317)
Admiral Shares	—	—	(2,538)
Institutional Shares	—	—	(3,153)
Return of Capital
Investor Shares	—	(8,964)	—
Admiral Shares	—	(4,014)	—
Institutional Shares	—	(2,186)	—
Total Distributions	(577,884)	(341,079)	(557,746)
Capital Share Transactions—Note E
Investor Shares	980,196	(680,333)	(1,076,240)
Admiral Shares	799,608	128,107	2,523,957
Institutional Shares	456,102	476,857	667,971
Net Increase (Decrease) from Capital Share Transactions	2,235,906	(75,369)	2,115,688
Total Increase (Decrease)	2,841,044	(382,138)	1,807,844
Net Assets
Beginning of Period	9,556,433	9,938,571	8,130,727
End of Period[3]	12,397,477	9,556,433	9,938,571

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Includes fiscal 2006 short-term gain distributions totaling $10,927,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

3 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($10,668,000), ($10,806,000), and ($61,142,000).

16

Financial Highlights

Investor Shares
	Feb. 1,
	2007, to
For a Share Outstanding	Dec. 31,	Year Ended January 31,
Throughout Each Period	2007[1]	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.80	$12.18	$12.57	$12.36	$11.91	$10.68
Investment Operations
Net Investment Income	.651	.483	.573	.596	.41	.47
Net Realized and Unrealized Gain (Loss)
on Investments	.646	(.437)	(.230)	.244	.61	1.28
Total from Investment Operations	1.297	.046	.343	.840	1.02	1.75
Distributions
Dividends from Net Investment Income	(.647)	(.407)	(.681)	(.565)	(.45)	(.46)
Distributions from Realized Capital Gains	—	—	(.052)	(.065)	(.12)	(.06)
Return of Capital	—	(.019)	—	—	—	—
Total Distributions	(.647)	(.426)	(.733)	(.630)	(.57)	(.52)
Net Asset Value, End of Period	$12.45	$11.80	$12.18	$12.57	$12.36	$11.91

Total Return[2]	11.40%	0.43%	2.76%	6.96%	8.69%	16.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,662	$5,361	$6,227	$7,530	$5,164	$3,143
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.20%	0.20%	0.17%	0.18%	0.22%
Ratio of Net Investment Income to
Average Net Assets	5.92%*	3.87%	4.83%	4.83%	3.46%	4.55%
Portfolio Turnover Rate	21%	53%	47%	73%	63%	108%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*	Annualized.

17

Admiral Shares
	Feb. 1,	Year	June 10,
	2007, to	Ended	2005[2] to
	Dec. 31,	Jan. 31,	Jan. 31,
For a Share Outstanding Throughout Each Period	2007[1]	2007	2006
Net Asset Value, Beginning of Period	$23.17	$23.91	$25.00
Investment Operations
Net Investment Income	1.299	.971	.683
Net Realized and Unrealized Gain (Loss) on Investments	1.278	(.858)	(.432)
Total from Investment Operations	2.577	.113	.251
Distributions
Dividends from Net Investment Income	(1.297)	(.815)	(1.315)
Distributions from Realized Capital Gains	—	—	(.026)
Return of Capital	—	(.038)	—
Total Distributions	(1.297)	(.853)	(1.341)
Net Asset Value, End of Period	$24.45	$23.17	$23.91

Total Return	11.54%	0.53%	1.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,487	$2,523	$2,474
Ratio of Total Expenses to Average Net Assets	0.11%*	0.11%	0.11%*
Ratio of Net Investment Income to Average Net Assets	6.01%*	3.96%	4.92%*
Portfolio Turnover Rate	21%	53%	47%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Inception.

*	Annualized.

18

Institutional Shares

	Feb. 1,				Dec. 12,
	2007, to				2003[2] to
For a Share Outstanding	Dec. 31,	Year Ended January 31,			Jan. 31,
Throughout Each Period	2007[1]	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.44	$9.74	$10.06	$9.88	$10.00
Investment Operations
Net Investment Income	.532	.398	.471	.483	—
Net Realized and Unrealized Gain (Loss)
on Investments	.521	(.348)	(.194)	.207	.080
Total from Investment Operations	1.053	.050	.277	.690	.080
Distributions
Dividends from Net Investment Income	(.533)	(.335)	(.556)	(.458)	(.104)
Distributions from Realized Capital Gains	—	—	(.041)	(.052)	(.096)
Return of Capital	—	(.015)	—	—	—
Total Distributions	(.533)	(.350)	(.597)	(.510)	(.200)
Net Asset Value, End of Period	$9.96	$9.44	$9.74	$10.06	$9.88

Total Return	11.58%	0.57%	2.79%	7.15%	0.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,248	$1,673	$1,238	$601	$204
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.08%	0.11%	0.12%*
Ratio of Net Investment Income to
Average Net Assets	6.04%*	3.99%	4.95%	4.93%	—[3]
Portfolio Turnover Rate	21%	53%	47%	73%	63%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

2 Inception.

3 Negative inflation adjustments and premium amortization completely offset coupon income for the period from December 12, 2003, to January 31, 2004.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Bond Index Funds. The fund offers three classes of shares, Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk for total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

20

5. Distributions: Quarterly income dividends and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund, and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $1,013,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2007, the fund had $1,767,000 of ordinary income available for distribution. The fund had available realized losses of $190,106,000 to offset future net capital gains of $152,319,000 through December 31, 2014, $32,494,000 through December 31, 2015, and $5,293,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $11,690,992,000. Net unrealized appreciation of investment securities for tax purposes was $569,267,000, consisting of unrealized gains of $569,346,000 on securities that had risen in value since their purchase and $79,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year Treasury Note	(1,719)	194,918	(419)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

21

At December 31, 2007, the portfolio had the following open swap contracts:

Total Return Swaps
			Floating	Unrealized
		Notional	Interest	Appreciation
		Amount	Rate	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Paid[2]	($000)
TIIS 2.625%, 7/15/17	BZW	125,000	4.715%	3,749

D. During the period ended December 31, 2007, the fund purchased $4,335,478,000 of investment securities and sold $2,174,954,000 of investment securities other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	February 1, 2007, to			Year Ended	Year Ended
		12/31/2007[3]	January 31, 2007		January 31, 2006
	Amount	Shares	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,064,322	170,885	1,640,062	137,575	2,933,569	234,944
Issued in Lieu of
Cash Distributions	271,905	23,023	179,084	15,273	376,510	30,429
Redeemed	(1,356,031)	(113,268)	(2,499,479)	(209,791)	(4,386,319)	(353,004)
Net Increase (Decrease)—
Investor Shares	980,196	80,640	(680,333)	(56,943)	(1,076,240)	(87,631)
Admiral Shares
Issued	1,214,928	51,341	917,013	39,152	2,704,821	110,911
Issued in Lieu of
Cash Distributions	139,882	6,026	82,079	3,563	78,003	3,244
Redeemed	(555,202)	(23,608)	(870,985)	(37,289)	(258,867)	(10,707)
Net Increase (Decrease)—
Admiral Shares	799,608	33,759	128,107	5,426	2,523,957	103,448
Institutional Shares
Issued	937,351	97,767	640,836	67,333	763,120	76,901
Issued in Lieu of
Cash Distributions	105,793	11,206	44,112	4,702	52,363	5,312
Redeemed	(587,042)	(60,426)	(208,091)	(21,927)	(147,512)	(14,875)
Net Increase (Decrease)—
Institutional Shares	456,102	48,547	476,857	50,108	667,971	67,338

1 BZW—Barclays Capital Inc.

2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

3 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.

22

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005, to December 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

G. In July 2007, the board of trustees approved a change in the fund’s fiscal year-end from January 31 to December 31. This change was effected through a tax-free reorganization of the fund from a series of Vanguard Fixed Income Securities Funds to a series of Vanguard Bond Index Funds. The change had no effect on the fund’s financial position or results of operations.

23

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Inflation-Protected Securities Fund:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Inflation-Protected Securities Fund (constituting a separate portfolio of Vanguard Bond Index Funds, hereafter referred to as the “Fund”) at December 31, 2007, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 8, 2008

Special 2007 tax information (unaudited) for Vanguard Inflation-Proctected Securities Fund

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	6/30/2007	12/31/2007	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,097.48	$1.06
Admiral Shares	1,000.00	1,098.01	0.58
Institutional Shares	1,000.00	1,098.63	0.42
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.11% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

25

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Distribution by Coupon. A breakdown of the securities in a fund according to coupon rate—the interest rate that an issuer promises to pay, expressed as an annual percentage of face value. Securities with unusually high coupon rates may be subject to call risk, the possibility that they will be redeemed (or “called”) early by the issuer.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
152 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for People
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1190 022008

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (71.0%)
U.S. Government Securities (23.6%)
U.S. Treasury Bond	3.625%	5/15/13	121,600	122,341
U.S. Treasury Bond	12.000%	8/15/13	131,800	138,617
U.S. Treasury Bond	13.250%	5/15/14	7,000	7,928
U.S. Treasury Bond	4.000%	2/15/15	265,250	268,897
U.S. Treasury Bond	11.250%	2/15/15	89,650	130,945
U.S. Treasury Bond	10.625%	8/15/15	8,775	12,663
U.S. Treasury Bond	9.875%	11/15/15	9,725	13,618
U.S. Treasury Bond	9.250%	2/15/16	8,525	11,633
U.S. Treasury Bond	7.250%	5/15/16	337,740	414,998
U.S. Treasury Bond	7.500%	11/15/16	229,694	288,158
U.S. Treasury Bond	8.750%	5/15/17	412,740	561,132
U.S. Treasury Bond	8.875%	8/15/17	72,860	100,194
U.S. Treasury Bond	4.250%	11/15/17	450	458
U.S. Treasury Bond	9.125%	5/15/18	130,000	183,747
U.S. Treasury Bond	8.875%	2/15/19	209,000	293,873
U.S. Treasury Bond	8.125%	8/15/19	108,895	146,770
U.S. Treasury Bond	8.500%	2/15/20	2,165	3,010
U.S. Treasury Bond	8.750%	5/15/20	25,325	35,946
U.S. Treasury Bond	8.750%	8/15/20	294,125	418,669
U.S. Treasury Bond	7.875%	2/15/21	45,357	60,984
U.S. Treasury Bond	8.125%	5/15/21	2,150	2,952
U.S. Treasury Bond	8.125%	8/15/21	164,625	226,669
U.S. Treasury Bond	8.000%	11/15/21	86,120	117,796
U.S. Treasury Bond	7.625%	11/15/22	83,980	112,691
U.S. Treasury Bond	7.125%	2/15/23	7,635	9,846
U.S. Treasury Bond	7.625%	2/15/25	48,350	66,262
U.S. Treasury Bond	6.875%	8/15/25	136,270	175,107
U.S. Treasury Bond	6.000%	2/15/26	152,750	180,651
U.S. Treasury Bond	6.750%	8/15/26	390,030	498,934
U.S. Treasury Bond	6.500%	11/15/26	775	970
U.S. Treasury Bond	6.625%	2/15/27	22,710	28,820
U.S. Treasury Bond	6.375%	8/15/27	15,015	18,626
U.S. Treasury Bond	6.125%	11/15/27	2,000	2,421
U.S. Treasury Bond	5.250%	11/15/28	3,710	4,080
U.S. Treasury Bond	6.125%	8/15/29	74,265	90,836
U.S. Treasury Bond	6.250%	5/15/30	11,650	14,533
U.S. Treasury Bond	5.375%	2/15/31	160,845	181,152
U.S. Treasury Bond	4.500%	2/15/36	103,555	104,041
U.S. Treasury Bond	4.750%	2/15/37	37,785	39,527
U.S. Treasury Bond	5.000%	5/15/37	1,780	1,937
U.S. Treasury Note	4.375%	1/31/08	13,626	13,641
U.S. Treasury Note	4.875%	4/30/08	8,145	8,186
U.S. Treasury Note	2.625%	5/15/08	74,435	74,226
U.S. Treasury Note	3.750%	5/15/08	46,325	46,376
U.S. Treasury Note	5.125%	6/30/08	11,000	11,091
U.S. Treasury Note	4.625%	9/30/08	29,375	29,627
U.S. Treasury Note	3.375%	11/15/08	33,935	33,919
U.S. Treasury Note	4.375%	11/15/08	57,650	58,100
U.S. Treasury Note	4.750%	11/15/08	10,060	10,172
U.S. Treasury Note	4.750%	12/31/08	410	416
U.S. Treasury Note	4.875%	1/31/09	83,540	85,002
U.S. Treasury Note	4.500%	2/15/09	69,460	70,491

	U.S. Treasury Note	4.750%	2/28/09	254,325	258,974
	U.S. Treasury Note	2.625%	3/15/09	148,850	147,944
	U.S. Treasury Note	4.500%	3/31/09	170,300	173,120
	U.S. Treasury Note	3.125%	4/15/09	79,995	80,020
	U.S. Treasury Note	3.875%	5/15/09	87,865	88,744
	U.S. Treasury Note	4.875%	5/15/09	106,350	108,859
	U.S. Treasury Note	4.875%	5/31/09	179,225	183,621
	U.S. Treasury Note	4.000%	6/15/09	17,545	17,773
	U.S. Treasury Note	4.875%	6/30/09	147,500	151,303
	U.S. Treasury Note	3.625%	7/15/09	26,430	26,637
	U.S. Treasury Note	4.625%	7/31/09	314,885	322,216
	U.S. Treasury Note	3.500%	8/15/09	6,150	6,190
	U.S. Treasury Note	4.875%	8/15/09	225,050	231,239
	U.S. Treasury Note	6.000%	8/15/09	33,325	34,835
	U.S. Treasury Note	4.000%	8/31/09	204,475	207,415
	U.S. Treasury Note	4.000%	9/30/09	25,000	25,391
	U.S. Treasury Note	3.625%	10/31/09	71,575	72,279
	U.S. Treasury Note	4.625%	11/15/09	70,785	72,820
	U.S. Treasury Note	3.500%	12/15/09	525,810	530,248
	U.S. Treasury Note	3.500%	2/15/10	87,175	87,952
1	U.S. Treasury Note	6.500%	2/15/10	697,025	745,162
	U.S. Treasury Note	4.000%	3/15/10	78,750	80,349
	U.S. Treasury Note	4.000%	4/15/10	9,550	9,745
	U.S. Treasury Note	3.875%	5/15/10	2,200	2,241
	U.S. Treasury Note	3.625%	6/15/10	10,750	10,898
	U.S. Treasury Note	4.125%	8/15/10	4,346	4,462
	U.S. Treasury Note	5.750%	8/15/10	111,150	118,635
	U.S. Treasury Note	3.875%	9/15/10	5,425	5,542
	U.S. Treasury Note	4.250%	10/15/10	750	774
	U.S. Treasury Note	4.500%	11/15/10	4,400	4,576
	U.S. Treasury Note	4.500%	2/28/11	4,540	4,728
	U.S. Treasury Note	4.750%	3/31/11	1,500	1,573
	U.S. Treasury Note	4.875%	4/30/11	9,525	10,028
	U.S. Treasury Note	4.875%	5/31/11	45,600	48,037
	U.S. Treasury Note	5.125%	6/30/11	14,075	14,950
	U.S. Treasury Note	4.875%	7/31/11	141,350	149,147
	U.S. Treasury Note	4.500%	9/30/11	452,845	472,304
	U.S. Treasury Note	4.625%	10/31/11	333,520	349,416
	U.S. Treasury Note	4.500%	11/30/11	333,450	347,935
	U.S. Treasury Note	4.625%	12/31/11	200	210
	U.S. Treasury Note	4.750%	1/31/12	35	37
	U.S. Treasury Note	4.625%	2/29/12	138,195	145,019
	U.S. Treasury Note	4.500%	3/31/12	29,050	30,357
	U.S. Treasury Note	4.500%	4/30/12	312,110	326,008
	U.S. Treasury Note	4.750%	5/31/12	509,505	537,446
	U.S. Treasury Note	4.625%	7/31/12	7,375	7,743
	U.S. Treasury Note	4.125%	8/31/12	113,665	117,022
	U.S. Treasury Note	4.250%	9/30/12	60,015	62,106
	U.S. Treasury Note	3.875%	2/15/13	480	489
	U.S. Treasury Note	4.250%	8/15/13	140,125	145,182
	U.S. Treasury Note	4.250%	11/15/13	410,925	425,887
	U.S. Treasury Note	4.000%	2/15/14	18,800	19,196
	U.S. Treasury Note	4.750%	5/15/14	309,425	328,909
	U.S. Treasury Note	4.250%	8/15/14	200,900	207,618
	U.S. Treasury Note	4.250%	11/15/14	13,150	13,561
	U.S. Treasury Note	4.125%	5/15/15	26,000	26,496
	U.S. Treasury Note	4.250%	8/15/15	1,375	1,411
	U.S. Treasury Note	4.500%	11/15/15	825	859
	U.S. Treasury Note	5.125%	5/15/16	900	974

	U.S. Treasury Note	4.875%	8/15/16	18,755	19,956
	U.S. Treasury Note	4.750%	8/15/17	8,970	9,469
					13,167,716
Agency Bonds and Notes (8.7%)
	Agency for International Development—Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	15,150	15,242
2	Federal Farm Credit Bank	3.750%	1/15/09	9,775	9,771
2	Federal Farm Credit Bank	4.125%	4/15/09	9,150	9,208
2	Federal Farm Credit Bank	5.250%	8/3/09	13,225	13,550
2	Federal Farm Credit Bank	5.000%	10/23/09	5,000	5,117
2	Federal Farm Credit Bank	5.250%	9/13/10	5,200	5,414
2	Federal Farm Credit Bank	3.750%	12/6/10	14,625	14,656
2	Federal Farm Credit Bank	5.375%	7/18/11	28,750	30,183
2	Federal Farm Credit Bank	4.500%	10/17/12	14,100	14,381
2	Federal Farm Credit Bank	4.875%	12/16/15	1,575	1,620
2	Federal Farm Credit Bank	5.125%	8/25/16	10,325	10,762
2	Federal Farm Credit Bank	4.875%	1/17/17	9,500	9,708
2	Federal Home Loan Bank	5.000%	2/20/09	75,000	75,927
2	Federal Home Loan Bank	4.750%	4/24/09	75,000	75,995
2	Federal Home Loan Bank	5.790%	4/27/09	900	924
2	Federal Home Loan Bank	5.375%	7/17/09	28,900	29,653
2	Federal Home Loan Bank	5.250%	8/5/09	5,025	5,146
2	Federal Home Loan Bank	5.250%	9/11/09	28,900	29,626
2	Federal Home Loan Bank	5.000%	9/18/09	5,000	5,112
2	Federal Home Loan Bank	4.500%	10/9/09	95,000	96,412
2	Federal Home Loan Bank	5.000%	12/11/09	13,600	13,923
2	Federal Home Loan Bank	3.750%	1/8/10	21,550	21,603
2	Federal Home Loan Bank	3.875%	1/15/10	77,700	78,205
2	Federal Home Loan Bank	4.375%	3/17/10	95,000	96,604
2	Federal Home Loan Bank	4.875%	5/14/10	4,600	4,735
2	Federal Home Loan Bank	7.625%	5/14/10	71,925	78,380
2	Federal Home Loan Bank	4.750%	12/10/10	5,300	5,458
2	Federal Home Loan Bank	3.625%	12/17/10	10,800	10,804
2	Federal Home Loan Bank	5.375%	8/19/11	41,425	43,607
2	Federal Home Loan Bank	4.875%	11/18/11	5,750	5,963
2	Federal Home Loan Bank	4.625%	10/10/12	24,375	25,065
2	Federal Home Loan Bank	3.875%	6/14/13	30,625	30,384
2	Federal Home Loan Bank	5.375%	6/14/13	15,000	15,913
2	Federal Home Loan Bank	5.125%	8/14/13	89,100	93,880
2	Federal Home Loan Bank	5.250%	9/13/13	2,500	2,639
2	Federal Home Loan Bank	4.500%	9/16/13	83,300	85,074
2	Federal Home Loan Bank	5.500%	8/13/14	89,425	95,984
2	Federal Home Loan Bank	5.375%	5/18/16	23,850	25,383
2	Federal Home Loan Bank	5.625%	6/13/16	2,950	3,120
2	Federal Home Loan Bank	4.750%	12/16/16	99,175	101,082
2	Federal Home Loan Bank	4.875%	5/17/17	29,600	30,379
2	Federal Home Loan Bank	5.250%	12/11/20	9,225	9,597
2	Federal Home Loan Bank	5.500%	7/15/36	11,000	11,974
2	Federal Home Loan Mortgage Corp.	2.750%	3/15/08	25	25
2	Federal Home Loan Mortgage Corp.	4.875%	2/17/09	75,000	75,901
2	Federal Home Loan Mortgage Corp.	5.750%	3/15/09	50,000	51,156
2	Federal Home Loan Mortgage Corp.	3.375%	4/15/09	100,000	99,628
2	Federal Home Loan Mortgage Corp.	3.750%	5/12/09	3,130	3,132
2	Federal Home Loan Mortgage Corp.	5.250%	5/21/09	58,400	59,625
2	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	212,675	216,665
2	Federal Home Loan Mortgage Corp.	6.625%	9/15/09	36,065	37,830
2	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	81,425	87,266
2	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	127,947	129,645
2	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	38,683	41,883

2	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	23,550	24,255
2	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	50,000	52,831
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	33,800	36,229
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	15,000	15,711
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	82,000	87,656
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	50,000	53,254
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	38,850	39,956
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	17,950	18,077
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	81,325	83,248
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	11,800	12,080
2	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	114,925	119,787
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	90,650	94,985
2	Federal Home Loan Mortgage Corp.	0.000%	11/24/14	9,500	7,154
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	59,100	60,582
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	75,000	79,136
2	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	10,355
2	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	29,521	29,553
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	14,000	17,372
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	66,750	83,755
2	Federal National Mortgage Assn.	5.250%	1/15/09	45,050	45,674
2	Federal National Mortgage Assn.	3.250%	2/15/09	10	10
2	Federal National Mortgage Assn.	4.875%	4/15/09	7,000	7,102
2	Federal National Mortgage Assn.	4.250%	5/15/09	35,050	35,289
2	Federal National Mortgage Assn.	6.375%	6/15/09	49,412	51,320
2	Federal National Mortgage Assn.	5.125%	7/13/09	97,000	99,152
2	Federal National Mortgage Assn.	6.625%	9/15/09	174,315	182,992
2	Federal National Mortgage Assn.	7.250%	1/15/10	89,090	95,398
2	Federal National Mortgage Assn.	3.875%	2/15/10	24,050	24,236
2	Federal National Mortgage Assn.	4.750%	3/12/10	34,350	35,203
2	Federal National Mortgage Assn.	4.125%	5/15/10	20,000	20,267
2	Federal National Mortgage Assn.	7.125%	6/15/10	25	27
2	Federal National Mortgage Assn.	6.250%	2/1/11	16,665	17,736
2	Federal National Mortgage Assn.	5.125%	4/15/11	24,000	25,055
2	Federal National Mortgage Assn.	6.000%	5/15/11	44,580	47,811
2	Federal National Mortgage Assn.	5.000%	10/15/11	86,925	90,483
2	Federal National Mortgage Assn.	6.125%	3/15/12	87,705	95,172
2	Federal National Mortgage Assn.	4.875%	5/18/12	18,425	19,121
2	Federal National Mortgage Assn.	4.375%	9/15/12	25,625	26,157
2	Federal National Mortgage Assn.	4.750%	2/21/13	5,000	5,161
2	Federal National Mortgage Assn.	4.375%	3/15/13	36,815	37,496
2	Federal National Mortgage Assn.	4.625%	5/1/13	15,850	16,057
2	Federal National Mortgage Assn.	4.625%	10/15/13	90,625	93,299
2	Federal National Mortgage Assn.	5.125%	1/2/14	3,925	4,064
2	Federal National Mortgage Assn.	4.125%	4/15/14	75,000	75,195
2	Federal National Mortgage Assn.	4.625%	10/15/14	50,000	51,280
2	Federal National Mortgage Assn.	5.000%	4/15/15	20,000	20,960
2	Federal National Mortgage Assn.	4.375%	10/15/15	50,000	50,320
2	Federal National Mortgage Assn.	8.200%	3/10/16	50	63
2	Federal National Mortgage Assn.	5.250%	9/15/16	54,975	57,967
2	Federal National Mortgage Assn.	4.875%	12/15/16	6,475	6,659
2	Federal National Mortgage Assn.	5.000%	2/13/17	93,425	96,764
2	Federal National Mortgage Assn.	5.000%	5/11/17	50,000	51,826
2	Federal National Mortgage Assn.	6.250%	5/15/29	1,375	1,615
2	Federal National Mortgage Assn.	7.125%	1/15/30	805	1,043
2	Federal National Mortgage Assn.	7.250%	5/15/30	95,601	125,769
2	Federal National Mortgage Assn.	6.625%	11/15/30	17,460	21,548
2	Federal National Mortgage Assn.	5.625%	7/15/37	5,650	6,286
	Private Export Funding Corp.	7.200%	1/15/10	31,825	34,087
	Resolution Funding Corp. (U.S. Government Guaranteed)	8.125%	10/15/19	550	720

	Resolution Funding Corp. (U.S. Government Guaranteed)	8.875%	7/15/20	280	389
	Resolution Funding Corp. (U.S. Government Guaranteed)	8.625%	1/15/30	110	163
	Small Business Administration Variable Rate
	Interest Only Custodial Receipts (U.S. Government Guaranteed)	2.719%	7/15/17	4,449	222
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	5,525	5,974
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	3,900	4,205
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	3,000	3,239
2	Tennessee Valley Auth.	5.500%	7/18/17	19,800	21,122
2	Tennessee Valley Auth.	7.125%	5/1/30	32,625	41,940
2	Tennessee Valley Auth.	4.650%	6/15/35	4,400	4,165
2	Tennessee Valley Auth.	5.375%	4/1/56	7,150	7,528
					4,842,226
Mortgage-Backed Securities (38.7%)
	Conventional Mortgage-Backed Securities (35.3%)
2,3	Federal Home Loan Mortgage Corp.	4.000%	3/1/08–2/1/21	181,114	176,030
2,3	Federal Home Loan Mortgage Corp.	4.500%	1/1/08–9/1/35	513,431	503,608
2,3	Federal Home Loan Mortgage Corp.	5.000%	3/1/08–1/1/38	1,836,848	1,805,766
2,3	Federal Home Loan Mortgage Corp.	5.500%	11/1/08–11/1/37	2,917,229	2,917,769
2,3	Federal Home Loan Mortgage Corp.	6.000%	7/1/08–1/1/38	2,003,787	2,036,218
2,3	Federal Home Loan Mortgage Corp.	6.500%	1/1/08–12/1/37	383,320	395,046
2,3	Federal Home Loan Mortgage Corp.	7.000%	1/1/08–1/1/37	56,534	59,045
2,3	Federal Home Loan Mortgage Corp.	7.500%	1/1/08–2/1/32	12,079	12,734
2,3	Federal Home Loan Mortgage Corp.	8.000%	4/1/08–1/1/32	8,825	9,398
2,3	Federal Home Loan Mortgage Corp.	8.500%	4/1/10–7/1/31	1,534	1,649
2,3	Federal Home Loan Mortgage Corp.	9.000%	7/1/16–3/1/31	1,023	1,103
2,3	Federal Home Loan Mortgage Corp.	9.500%	4/1/16–6/1/25	241	255
2,3	Federal Home Loan Mortgage Corp.	10.000%	7/1/09–4/1/25	75	79
2,3	Federal Home Loan Mortgage Corp.	10.500%	12/1/15	1	1
2,3	Federal National Mortgage Assn.	4.000%	9/1/10–6/1/19	100,353	97,747
2,3	Federal National Mortgage Assn.	4.500%	2/1/10–4/1/37	858,884	843,618
2,3	Federal National Mortgage Assn.	5.000%	9/1/09–11/1/37	2,666,025	2,626,710
2,3	Federal National Mortgage Assn.	5.500%	11/1/08–1/1/38	2,792,928	2,800,129
2,3	Federal National Mortgage Assn.	6.000%	7/1/08–10/1/37	2,123,916	2,161,912
2,3	Federal National Mortgage Assn.	6.500%	3/1/08–1/1/38	925,685	952,736
2,3	Federal National Mortgage Assn.	7.000%	1/1/08–12/1/37	266,748	277,880
2,3	Federal National Mortgage Assn.	7.500%	1/1/08–12/1/32	16,612	17,588
2,3	Federal National Mortgage Assn.	8.000%	1/1/10–9/1/31	4,934	5,245
2,3	Federal National Mortgage Assn.	8.500%	10/1/09–5/1/32	1,871	1,994
2,3	Federal National Mortgage Assn.	9.000%	5/1/08–8/1/30	456	490
2,3	Federal National Mortgage Assn.	9.500%	7/1/10–11/1/25	551	595
2,3	Federal National Mortgage Assn.	10.000%	10/1/14–11/1/19	134	142
2,3	Federal National Mortgage Assn.	10.500%	5/1/10–8/1/20	11	11
2,3	Federal National Mortgage Assn.	11.000%	9/1/19	8	8
3	Government National Mortgage Assn.	4.000%	8/15/18–9/15/18	1,927	1,865
3	Government National Mortgage Assn.	4.500%	6/15/18–3/15/36	35,532	34,433
3	Government National Mortgage Assn.	5.000%	11/15/17–12/20/37	344,555	340,241
3	Government National Mortgage Assn.	5.500%	3/15/15–1/1/38	648,127	652,961
3	Government National Mortgage Assn.	6.000%	3/15/09–1/1/38	588,934	602,357
3	Government National Mortgage Assn.	6.500%	4/15/08–1/1/38	281,086	290,388
3	Government National Mortgage Assn.	7.000%	1/15/08–9/15/36	30,726	32,315
3	Government National Mortgage Assn.	7.250%	9/15/25	53	56
3	Government National Mortgage Assn.	7.500%	6/15/08–6/15/32	11,208	11,930
3	Government National Mortgage Assn.	7.750%	2/15/30	8	8
3	Government National Mortgage Assn.	8.000%	2/15/08–12/15/30	7,582	8,104
3	Government National Mortgage Assn.	8.500%	5/15/10–3/15/31	1,627	1,743
3	Government National Mortgage Assn.	9.000%	10/15/08–2/15/31	3,636	3,873
3	Government National Mortgage Assn.	9.500%	5/15/16–9/15/25	802	868

3	Government National Mortgage Assn.	10.000%	2/15/18–2/15/25	327	358
3	Government National Mortgage Assn.	10.500%	7/15/15–4/15/25	238	260
3	Government National Mortgage Assn.	11.000%	1/15/10–11/15/15	34	36
3	Government National Mortgage Assn.	11.500%	3/15/10–4/15/16	40	42
Nonconventional Mortgage-Backed Securities (3.4%)
2,3	Federal Home Loan Mortgage Corp.	4.090%	4/1/35	1,127	1,122
2,3	Federal Home Loan Mortgage Corp.	4.296%	4/1/36	23,086	22,959
2,3	Federal Home Loan Mortgage Corp.	4.331%	11/1/33	10,921	10,928
2,3	Federal Home Loan Mortgage Corp.	4.394%	12/1/34	24,655	24,535
2,3	Federal Home Loan Mortgage Corp.	4.576%	9/1/34	12,552	12,558
2,3	Federal Home Loan Mortgage Corp.	4.600%	11/1/34	17,852	17,675
2,3	Federal Home Loan Mortgage Corp.	4.616%	4/1/35	12,700	12,793
2,3	Federal Home Loan Mortgage Corp.	4.655%	12/1/35	17,790	17,913
2,3	Federal Home Loan Mortgage Corp.	4.658%	7/1/35	15,340	15,141
2,3	Federal Home Loan Mortgage Corp.	4.692%	12/1/34	7,562	7,620
2,3	Federal Home Loan Mortgage Corp.	4.795%	7/1/35	30,000	30,179
2,3	Federal Home Loan Mortgage Corp.	4.825%	3/1/36	27,713	27,923
2,3	Federal Home Loan Mortgage Corp.	4.985%	5/1/35	20,716	20,693
2,3	Federal Home Loan Mortgage Corp.	5.265%	3/1/36	22,139	22,392
2,3	Federal Home Loan Mortgage Corp.	5.288%	3/1/37	16,505	16,701
2,3	Federal Home Loan Mortgage Corp.	5.294%	12/1/36	15,136	15,160
2,3	Federal Home Loan Mortgage Corp.	5.324%	12/1/35	13,099	13,228
2,3	Federal Home Loan Mortgage Corp.	5.425%	3/1/37	15,291	15,431
2,3	Federal Home Loan Mortgage Corp.	5.454%	1/1/37	11,550	11,747
2,3	Federal Home Loan Mortgage Corp.	5.456%	4/1/37	25,549	25,789
2,3	Federal Home Loan Mortgage Corp.	5.486%	2/1/36	18,218	18,498
2,3	Federal Home Loan Mortgage Corp.	5.577%	6/1/37	10,285	10,453
2,3	Federal Home Loan Mortgage Corp.	5.586%	5/1/36	26,188	26,502
2,3	Federal Home Loan Mortgage Corp.	5.616%	4/1/37	18,522	18,696
2,3	Federal Home Loan Mortgage Corp.	5.708%	12/1/36	27,606	28,194
2,3	Federal Home Loan Mortgage Corp.	5.717%	9/1/36	41,482	42,281
2,3	Federal Home Loan Mortgage Corp.	5.713%	3/1/37	36,370	36,968
2,3	Federal Home Loan Mortgage Corp.	5.770%	5/1/36	21,928	22,393
2,3	Federal Home Loan Mortgage Corp.	5.828%	6/1/37	13,486	13,738
2,3	Federal Home Loan Mortgage Corp.	5.847%	4/1/37	193	196
2,3	Federal Home Loan Mortgage Corp.	5.860%	4/1/37	48,743	49,726
2,3	Federal Home Loan Mortgage Corp.	5.872%	5/1/37	27,814	28,180
2,3	Federal Home Loan Mortgage Corp.	5.892%	6/1/37	19,664	20,006
2,3	Federal Home Loan Mortgage Corp.	5.897%	12/1/36	9,807	10,006
2,3	Federal Home Loan Mortgage Corp.	5.964%	10/1/37	5,398	5,497
2,3	Federal Home Loan Mortgage Corp.	6.054%	3/1/37	1,131	1,160
2,3	Federal Home Loan Mortgage Corp.	6.075%	3/1/37	1,444	1,472
2,3	Federal Home Loan Mortgage Corp.	6.135%	8/1/37	26,415	27,113
2,3	Federal Home Loan Mortgage Corp.	6.525%	2/1/37	17,159	17,598
2,3	Federal National Mortgage Assn.	4.002%	7/1/35	11,797	11,512
2,3	Federal National Mortgage Assn.	4.137%	5/1/34	11,963	11,808
2,3	Federal National Mortgage Assn.	4.423%	8/1/35	35,429	35,479
2,3	Federal National Mortgage Assn.	4.449%	7/1/35	12,222	12,218
2,3	Federal National Mortgage Assn.	4.490%	4/1/36	18,306	18,285
2,3	Federal National Mortgage Assn.	4.578%	1/1/35	14,201	14,199
2,3	Federal National Mortgage Assn.	4.587%	11/1/34	29,999	29,679
2,3	Federal National Mortgage Assn.	4.593%	12/1/34	18,586	18,517
2,3	Federal National Mortgage Assn.	4.614%	10/1/36	11,722	11,900
2,3	Federal National Mortgage Assn.	4.651%	11/1/33	10,962	10,979
2,3	Federal National Mortgage Assn.	4.653%	9/1/34	8,715	8,629
2,3	Federal National Mortgage Assn.	4.656%	8/1/35	22,882	22,733
2,3	Federal National Mortgage Assn.	4.689%	11/1/34	19,771	19,816
2,3	Federal National Mortgage Assn.	4.691%	10/1/34	14,026	13,877
2,3	Federal National Mortgage Assn.	4.732%	8/1/35	10,809	10,849

2,3	Federal National Mortgage Assn.	4.742%	9/1/35	13,355	13,412
2,3	Federal National Mortgage Assn.	4.752%	5/1/35	7,303	7,381
2,3	Federal National Mortgage Assn.	4.756%	6/1/34	10,628	10,678
2,3	Federal National Mortgage Assn.	4.756%	9/1/34	6,370	6,350
2,3	Federal National Mortgage Assn.	4.773%	10/1/34	19,582	19,612
2,3	Federal National Mortgage Assn.	4.777%	4/1/36	35,983	36,521
2,3	Federal National Mortgage Assn.	4.833%	4/1/37	15,373	15,529
2,3	Federal National Mortgage Assn.	4.851%	11/1/35	40,202	40,440
2,3	Federal National Mortgage Assn.	4.860%	12/1/35	27,818	27,778
2,3	Federal National Mortgage Assn.	4.881%	7/1/35	18,118	18,177
2,3	Federal National Mortgage Assn.	4.949%	5/1/37	30,367	30,472
2,3	Federal National Mortgage Assn.	4.950%	7/1/35	8,406	8,535
2,3	Federal National Mortgage Assn.	4.969%	10/1/35	27,485	27,897
2,3	Federal National Mortgage Assn.	4.979%	11/1/34	6,143	6,167
2,3	Federal National Mortgage Assn.	5.035%	8/1/37	47,127	47,449
2,3	Federal National Mortgage Assn.	5.053%	11/1/35	27,951	28,149
2,3	Federal National Mortgage Assn.	5.086%	12/1/35	32,684	33,030
2,3	Federal National Mortgage Assn.	5.087%	2/1/36	12,967	13,042
2,3	Federal National Mortgage Assn.	5.118%	1/1/36	17,438	17,693
2,3	Federal National Mortgage Assn.	5.137%	12/1/35	35,019	35,473
2,3	Federal National Mortgage Assn.	5.276%	3/1/37	19,743	19,980
2,3	Federal National Mortgage Assn.	5.463%	2/1/36	22,124	22,411
2,3	Federal National Mortgage Assn.	5.480%	5/1/37	8,176	8,316
2,3	Federal National Mortgage Assn.	5.614%	1/1/37	17,753	18,048
2,3	Federal National Mortgage Assn.	5.621%	7/1/36	14,830	15,033
2,3	Federal National Mortgage Assn.	5.645%	3/1/37	16,914	17,242
2,3	Federal National Mortgage Assn.	5.663%	6/1/36	20,649	21,025
2,3	Federal National Mortgage Assn.	5.679%	2/1/37	34,775	35,413
2,3	Federal National Mortgage Assn.	5.686%	3/1/37	44,824	45,637
2,3	Federal National Mortgage Assn.	5.698%	2/1/37	21,716	22,149
2,3	Federal National Mortgage Assn.	5.741%	3/1/37	33,260	33,889
2,3	Federal National Mortgage Assn.	5.744%	12/1/36	47,603	48,716
2,3	Federal National Mortgage Assn.	5.758%	4/1/36	15,870	16,259
2,3	Federal National Mortgage Assn.	5.788%	4/1/37	13,561	13,737
2,3	Federal National Mortgage Assn.	5.800%	1/1/36	9,874	10,086
2,3	Federal National Mortgage Assn.	5.800%	4/1/37	23,585	24,010
2,3	Federal National Mortgage Assn.	5.815%	6/1/37	33,206	33,884
2,3	Federal National Mortgage Assn.	5.889%	9/1/36	18,024	18,413
2,3	Federal National Mortgage Assn.	5.980%	11/1/36	16,242	16,684
2,3	Federal National Mortgage Assn.	6.091%	8/1/37	22,014	22,647
2,3	Federal National Mortgage Assn.	6.119%	6/1/36	5,000	5,135
2,3	Federal National Mortgage Assn.	6.625%	9/1/37	33,343	34,175
3	Government National Mortgage Assn.	6.375%	6/20/29	623	628
3	Government National Mortgage Assn.	7.900%	2/15/21	8	8
					21,606,298
Total U.S. Government and Agency Obligations (Cost $38,827,593)					39,616,240
Corporate Bonds (25.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (7.1%)
3,4	American Express Credit Account Master Trust	5.137%	10/15/10	66,200	66,160
3,4	American Express Credit Account Master Trust	5.208%	11/15/10	3,000	2,999
3,4	American Express Credit Account Master Trust	5.028%	3/15/11	1,500	1,497
3,4,5	American Express Credit Account Master Trust	5.018%	8/15/11	17,350	17,291
3,4	American Express Credit Account Master Trust	5.108%	9/15/11	40,000	39,896
3,4	American Express Credit Account Master Trust	5.118%	3/15/12	132,100	131,389
5	BA Covered Bond Issuer	5.500%	6/14/12	47,250	49,291
3	Banc of America Commercial Mortgage, Inc.	5.787%	5/11/35	18,728	19,563
3	Banc of America Commercial Mortgage, Inc.	6.503%	4/15/36	7,936	8,335
3	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	2,690	2,734
3	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	13,725	14,003

3	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	9,700	9,756
3,4	Bank One Issuance Trust	5.137%	12/15/10	23,450	23,434
3,4	Bank One Issuance Trust	5.137%	2/15/11	200,000	199,790
3,4	Bank One Issuance Trust	5.137%	6/15/11	12,300	12,279
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	9,900	10,272
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.465%	4/12/38	20,000	20,385
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.830%	8/15/38	20,000	20,084
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.457%	3/11/39	42,000	42,684
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.680%	8/13/39	10,000	9,704
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.740%	3/13/40	9,000	8,783
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.660%	6/11/40	32,425	33,062
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	16,125	16,549
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	11,750	11,905
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	50,000	51,148
3,4,5	BMW Floorplan Master Owner Trust	5.028%	9/17/11	28,000	27,312
3,4	Capital One Master Trust	5.227%	12/15/10	42,900	42,888
3,4	Capital One Master Trust	5.218%	6/15/11	14,000	13,988
3	Capital One Multi-Asset Execution Trust	3.650%	7/15/11	45,247	44,859
3,4	Capital One Multi-Asset Execution Trust	5.208%	9/15/11	75,630	75,536
3,4	Capital One Multi-Asset Execution Trust	5.118%	1/17/12	50,000	49,875
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	43,450	42,744
3	Chase Commercial Mortgage Securities Corp.	6.390%	11/18/30	17,014	17,178
3,4	Chase Credit Card Master Trust	5.137%	7/15/10	1,400	1,399
3,4	Chase Credit Card Master Trust	5.137%	10/15/10	1,411	1,410
3,4	Chase Credit Card Master Trust	5.147%	1/17/11	48,350	48,281
3,4	Chase Credit Card Master Trust	5.137%	2/15/11	11,875	11,855
3,4	Chase Issuance Trust	5.038%	12/15/10	244,486	244,246
3,4	Chase Issuance Trust	5.038%	2/15/11	30,500	30,519
3,4	Chase Issuance Trust	5.047%	11/15/11	30,820	30,639
3,4	Chase Issuance Trust	5.047%	2/15/12	23,678	23,573
3	Chase Issuance Trust	4.650%	12/17/12	39,225	39,398
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	1,510	1,531
3	Citibank Credit Card Issuance Trust	2.900%	5/17/10	42,000	41,648
3	Citibank Credit Card Issuance Trust	3.500%	8/16/10	5,000	4,953
3,4	Citibank Credit Card Issuance Trust	5.038%	12/15/10	21,820	21,755
3	Citibank Credit Card Issuance Trust	4.850%	2/10/11	775	776
3,4	Citibank Credit Card Issuance Trust	5.440%	11/7/11	53,000	52,820
3	Citibank Credit Card Master Trust	5.875%	3/10/11	1,250	1,268
3,5	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	18,025	21,202
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	22,750	23,579
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	40,075	40,098
3,5	Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	12,443	13,500
3	Countrywide Home Loans	4.063%	5/25/33	9,681	9,545
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	36,000	35,764
3	Credit Suisse First Boston Mortgage Securities Corp.	7.290%	9/15/41	16,270	16,804
3	Credit Suisse Mortgage Capital Certificates	5.554%	2/15/39	35,100	35,705
3	DaimlerChrysler Auto Trust	4.200%	7/8/10	7,535	7,490
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	25,755	25,750
3,4	DaimlerChrysler Master Owner Trust	5.052%	12/15/10	57,000	56,838
3	Detroit Edison Securitization Funding LLC	5.875%	3/1/10	170	170
3,4	Discover Card Master Trust I	5.158%	8/15/10	105,000	104,979
3,4	Discover Card Master Trust I	5.038%	9/16/10	28,230	28,207
3,4	Discover Card Master Trust I	5.047%	5/15/11	93,400	93,155
3,4	Discover Card Master Trust I	5.137%	5/15/11	13,650	13,625
3	DLJ Commercial Mortgage Corp.	6.410%	2/18/31	214	214
3	Federal Housing Administration	7.430%	10/1/20	12	14
3	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	12,550	13,308
3	Ford Credit Auto Owner Trust	4.300%	8/15/09	5,012	4,999
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	17,000	17,772

3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	3,000	3,160
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	2,075	2,118
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	12,200	12,964
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	1,340	1,330
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	20,000	20,490
3,4	GE Capital Credit Card Master Note Trust	5.038%	6/15/11	44,000	43,934
3	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	43,350	43,644
3	GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/33	17,706	17,897
3	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	10,689	11,342
3	GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/34	14,058	14,594
3	GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	16,500	17,557
3	GMAC Commercial Mortgage Securities, Inc.	6.420%	5/15/35	7,881	7,929
3,4	Gracechurch Card Funding PLC	5.137%	3/15/10	20,500	20,488
3,4	Gracechurch Card Funding PLC	5.038%	6/15/10	110,700	110,534
3,4	Gracechurch Card Funding PLC	5.038%	9/15/10	143,000	142,394
3,4	Gracechurch Card Funding PLC	5.038%	11/15/10	16,700	16,655
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	20,000	19,500
3	GS Mortgage Securities Corp. II	5.799%	8/10/45	19,150	19,869
3	Honda Auto Receivables Owner Trust	4.610%	8/17/09	17,106	17,064
3	Honda Auto Receivables Owner Trust	5.300%	7/21/10	12,094	12,104
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	43,365	43,333
3	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	19,370	20,056
3	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	11,000	11,258
3	JPMorgan Chase Commercial Mortgage Securities	4.985%	1/12/37	15,000	14,866
3	JPMorgan Chase Commercial Mortgage Securities	5.255%	7/12/37	1,790	1,783
3	JPMorgan Chase Commercial Mortgage Securities	5.376%	7/12/37	12,180	12,549
3	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	36,299	36,437
3	JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/49	23,325	23,892
3	JPMorgan Chase Commercial Mortgage Securities	5.818%	6/15/49	19,875	20,602
3	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	16,225	16,714
3	LB Commerical Conduit Mortgage Trust	6.780%	6/15/31	24,895	25,421
3	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	17,760	18,867
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	20,925	20,944
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	8,190	8,690
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	27,300	28,293
3,4	MBNA Credit Card Master Note Trust	5.028%	12/15/10	175,044	174,718
3	MBNA Credit Card Master Note Trust	4.300%	2/15/11	28,262	28,136
3,4	MBNA Credit Card Master Note Trust	5.158%	2/15/11	161,525	161,307
3,4	MBNA Credit Card Master Note Trust	5.393%	12/15/11	4,500	4,488
3,4	MBNA Credit Card Master Note Trust	5.047%	2/15/12	72,000	71,576
3,4	MBNA Credit Card Master Note Trust	5.108%	3/15/12	100,000	99,481
3	MBNA Master Credit Card Trust	7.000%	2/15/12	62,654	65,396
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	15,700	15,731
3	Morgan Stanley Capital I	6.480%	11/15/30	1,771	1,778
3	Morgan Stanley Capital I	5.230%	9/15/42	21,650	21,684
3	Morgan Stanley Capital I	5.809%	12/12/49	18,200	18,766
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	5,000	5,259
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	4,873	5,137
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	20,000	19,688
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	5,000	5,295
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	1,340	1,315
3	Nissan Auto Receivables Owner Trust	4.190%	7/15/09	8,031	8,003
3	Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/12	2,277	2,272
3	PECO Energy Transition Trust	6.130%	3/1/09	289	290
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	8,625	8,620
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	13,650	13,893
3	PP&L Transition Bond Co. LLC	7.150%	6/25/09	571	580
3	Prudential Securities Secured Financing	7.193%	6/16/31	4,053	4,142
3	PSE&G Transition Funding LLC	6.890%	12/15/17	19,800	21,710

3	Public Service New Hampshire Funding LLC	5.730%	11/1/10	208	209
3	Residential Asset Securities Corp.	6.489%	10/25/30	474	473
3	Salomon Brothers Mortgage Securities VII	4.114%	9/25/33	28,496	28,228
3	USAA Auto Owner Trust	4.550%	2/16/10	16,468	16,417
3	USAA Auto Owner Trust	5.360%	2/15/11	21,535	21,557
3	Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	12,917	12,899
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	2,192	2,186
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	900	911
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	900	887
3	World Omni Auto Receivables Trust	3.540%	11/14/11	1,803	1,802
					3,960,268

Finance (8.1%)
	Banking (3.5%)
	Abbey National PLC	7.950%	10/26/29	11,965	14,025
	AmSouth Bank NA	5.200%	4/1/15	6,200	6,087
	Associates Corp. of North America	6.950%	11/1/18	350	379
	BAC Capital Trust XI	6.625%	5/23/36	6,325	6,252
	Banc One Corp.	7.625%	10/15/26	1,475	1,656
5	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	23,425	25,274
	Bank of America Corp.	3.375%	2/17/09	12,800	12,674
	Bank of America Corp.	4.500%	8/1/10	3,600	3,607
	Bank of America Corp.	4.250%	10/1/10	3,450	3,434
	Bank of America Corp.	4.375%	12/1/10	5,300	5,291
	Bank of America Corp.	5.375%	8/15/11	6,050	6,163
	Bank of America Corp.	6.250%	4/15/12	4,775	5,036
	Bank of America Corp.	5.375%	9/11/12	5,300	5,499
	Bank of America Corp.	4.875%	1/15/13	1,340	1,363
	Bank of America Corp.	5.375%	6/15/14	3,750	3,811
	Bank of America Corp.	5.125%	11/15/14	27,725	27,800
	Bank of America Corp.	5.250%	12/1/15	12,950	12,674
	Bank of America Corp.	5.750%	8/15/16	13,925	13,890
	Bank of America Corp.	5.625%	10/14/16	15,300	15,381
	Bank of America Corp.	5.300%	3/15/17	16,550	16,084
	Bank of America Corp.	5.420%	3/15/17	19,900	19,425
	Bank of America Corp.	6.100%	6/15/17	6,650	6,824
	Bank of America Corp.	6.000%	9/1/17	1,900	1,938
	Bank of America Corp.	5.750%	12/1/17	8,475	8,547
	Bank of America Corp.	5.625%	3/8/35	7,700	6,489
	Bank of America Corp.	6.000%	10/15/36	13,650	13,257
	Bank of America Corp.	6.500%	9/15/37	2,950	3,042
	Bank of New York Mellon	4.950%	1/14/11	2,550	2,554
	Bank of New York Mellon	6.375%	4/1/12	400	421
	Bank of New York Mellon	4.950%	11/1/12	22,625	22,645
	Bank of New York Mellon	4.950%	3/15/15	7,225	6,967
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	8,525	9,238
	Bank One Corp.	6.000%	2/17/09	110	111
	Bank One Corp.	7.875%	8/1/10	21,180	22,615
	Bank One Corp.	5.250%	1/30/13	4,725	4,767
	Bank One Corp.	4.900%	4/30/15	2,475	2,368
	BankAmerica Capital II	8.000%	12/15/26	100	104
	Barclays Bank PLC	5.450%	9/12/12	6,100	6,244
3	Barclays Bank PLC	6.278%	12/29/49	3,295	2,810
	BB&T Corp.	6.500%	8/1/11	2,990	3,125
	BB&T Corp.	4.750%	10/1/12	7,025	6,876
	BB&T Corp.	5.200%	12/23/15	5,550	5,365
	BB&T Corp.	5.625%	9/15/16	6,950	6,897
	BB&T Corp.	4.900%	6/30/17	625	579
	BB&T Corp.	5.250%	11/1/19	4,275	4,021

	BB&T Corp.	6.750%	6/7/36	9,475	9,397
	Charter One Bank N.A.	5.500%	4/26/11	13,150	13,297
3	Citigroup Capital XXI	8.300%	12/21/37	13,450	14,248
	Citigroup, Inc.	3.625%	2/9/09	2,375	2,344
	Citigroup, Inc.	6.200%	3/15/09	140	142
	Citigroup, Inc.	4.250%	7/29/09	11,105	11,011
	Citigroup, Inc.	4.125%	2/22/10	1,400	1,389
	Citigroup, Inc.	4.625%	8/3/10	19,050	19,045
	Citigroup, Inc.	6.500%	1/18/11	17,870	18,633
	Citigroup, Inc.	5.100%	9/29/11	39,620	39,714
	Citigroup, Inc.	6.000%	2/21/12	7,450	7,717
	Citigroup, Inc.	5.250%	2/27/12	11,850	11,978
	Citigroup, Inc.	5.625%	8/27/12	8,090	8,237
	Citigroup, Inc.	5.300%	10/17/12	27,700	28,062
	Citigroup, Inc.	5.125%	5/5/14	3,750	3,700
	Citigroup, Inc.	5.000%	9/15/14	18,418	17,681
	Citigroup, Inc.	4.875%	5/7/15	3,300	3,166
	Citigroup, Inc.	4.700%	5/29/15	4,075	3,842
	Citigroup, Inc.	5.300%	1/7/16	20,300	19,916
	Citigroup, Inc.	5.850%	8/2/16	4,300	4,379
	Citigroup, Inc.	5.500%	2/15/17	3,750	3,649
	Citigroup, Inc.	6.000%	8/15/17	3,500	3,614
	Citigroup, Inc.	6.125%	11/21/17	10,550	10,935
	Citigroup, Inc.	6.625%	6/15/32	1,525	1,503
	Citigroup, Inc.	5.875%	2/22/33	13,800	12,793
	Citigroup, Inc.	6.000%	10/31/33	2,575	2,434
	Citigroup, Inc.	5.850%	12/11/34	2,000	1,853
	Citigroup, Inc.	6.125%	8/25/36	9,275	8,727
	Citigroup, Inc.	5.875%	5/29/37	3,875	3,619
	Colonial Bank NA	6.375%	12/1/15	1,425	1,392
	Comerica Bank	5.750%	11/21/16	12,700	12,215
	Comerica Bank	5.200%	8/22/17	4,475	4,115
	Compass Bank	6.400%	10/1/17	2,700	2,769
	Compass Bank	5.900%	4/1/26	2,400	2,203
	Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	7,750	7,707
	Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	1,900	1,907
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	2,850	2,836
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	24,600	24,900
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	9,275	9,396
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	10,125	10,392
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	10,650	11,120
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	3,950	4,188
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	5,110	5,142
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	19,350	18,942
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	12,490	12,426
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	3,500	3,511
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,825	3,154
3	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	3,225	2,916
	Deutsche Bank AG London	5.375%	10/12/12	20,925	21,502
	Deutsche Bank AG London	6.000%	9/1/17	22,225	22,892
	Deutsche Bank Financial LLC	5.375%	3/2/15	5,400	5,286
	Fifth Third Bank	4.200%	2/23/10	4,475	4,442
	Fifth Third Bank	4.750%	2/1/15	10,950	10,262
	Fifth Third Bank	4.500%	6/1/18	1,550	1,390
	First Tennessee Bank	5.050%	1/15/15	1,825	1,758
	First Union Institutional Capital I	8.040%	12/1/26	1,825	1,865
	FirstStar Bank	7.125%	12/1/09	2,685	2,801
	Fleet Capital Trust II	7.920%	12/11/26	2,315	2,421
	Golden West Financial Corp.	4.750%	10/1/12	340	332

5	HBOS Treasury Services PLC	5.250%	2/21/17	21,125	21,373
	HSBC Bank PLC	6.950%	3/15/11	11,350	11,970
	HSBC Bank USA	3.875%	9/15/09	800	795
	HSBC Bank USA	4.625%	4/1/14	4,125	3,931
	HSBC Bank USA	5.875%	11/1/34	2,475	2,293
	HSBC Bank USA	5.625%	8/15/35	4,825	4,294
	HSBC Holdings PLC	7.500%	7/15/09	2,040	2,129
	HSBC Holdings PLC	7.625%	5/17/32	1,250	1,377
	HSBC Holdings PLC	7.350%	11/27/32	2,515	2,691
	HSBC Holdings PLC	6.500%	5/2/36	22,475	21,946
	HSBC Holdings PLC	6.500%	9/15/37	16,575	16,179
5	ICICI Bank Ltd.	6.625%	10/3/12	6,425	6,413
	J.P. Morgan, Inc.	6.000%	1/15/09	2,475	2,502
	JPM Capital Trust	6.550%	9/29/36	8,725	7,728
	JPMorgan Capital Trust	5.875%	3/15/35	4,225	3,694
	JPMorgan Chase & Co.	3.500%	3/15/09	4,625	4,568
	JPMorgan Chase & Co.	6.750%	2/1/11	14,862	15,634
	JPMorgan Chase & Co.	5.600%	6/1/11	37,400	38,640
	JPMorgan Chase & Co.	4.500%	1/15/12	9,400	9,254
	JPMorgan Chase & Co.	6.625%	3/15/12	3,800	4,019
	JPMorgan Chase & Co.	5.375%	10/1/12	26,725	27,245
	JPMorgan Chase & Co.	5.750%	1/2/13	3,575	3,655
	JPMorgan Chase & Co.	5.375%	1/15/14	2,575	2,587
	JPMorgan Chase & Co.	4.875%	3/15/14	19,540	18,898
	JPMorgan Chase & Co.	5.125%	9/15/14	12,960	12,735
	JPMorgan Chase & Co.	4.750%	3/1/15	2,725	2,621
	JPMorgan Chase & Co.	5.250%	5/1/15	8,125	7,919
	JPMorgan Chase & Co.	5.150%	10/1/15	3,860	3,736
	JPMorgan Chase & Co.	5.875%	6/13/16	5,075	5,064
	JPMorgan Chase & Co.	6.125%	6/27/17	14,975	15,231
	JPMorgan Chase & Co.	5.850%	8/1/35	825	704
	JPMorgan Chase & Co.	6.800%	10/1/37	6,150	5,874
	JPMorgan Chase Capital XXII	6.450%	2/2/37	12,275	10,816
	Key Bank NA	7.000%	2/1/11	725	769
	Key Bank NA	5.500%	9/17/12	6,800	6,915
	Key Bank NA	5.800%	7/1/14	1,175	1,180
	Key Bank NA	4.950%	9/15/15	7,175	6,862
	Key Bank NA	5.450%	3/3/16	7,175	7,033
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,350	8,587
	Marshall & Ilsley Bank	5.250%	9/4/12	1,150	1,154
	Marshall & Ilsley Bank	4.850%	6/16/15	700	658
	Marshall & Ilsley Bank	5.000%	1/17/17	250	238
	Marshall & Ilsley Corp.	4.375%	8/1/09	2,675	2,663
	MBNA America Bank NA	4.625%	8/3/09	3,450	3,463
	MBNA America Bank NA	6.625%	6/15/12	3,465	3,737
	MBNA Corp.	7.500%	3/15/12	3,245	3,562
	MBNA Corp.	6.125%	3/1/13	2,200	2,257
	MBNA Corp.	5.000%	6/15/15	950	911
	Mellon Bank NA	4.750%	12/15/14	3,650	3,517
	Mellon Funding Corp.	3.250%	4/1/09	2,775	2,743
	Mellon Funding Corp.	6.400%	5/14/11	450	469
	Mellon Funding Corp.	5.000%	12/1/14	1,100	1,083
	National City Bank	4.150%	8/1/09	6,675	6,617
	National City Bank	4.500%	3/15/10	7,525	7,466
	National City Bank	6.250%	3/15/11	575	593
	National City Bank	4.625%	5/1/13	1,000	926
	National City Corp.	4.900%	1/15/15	500	453
	National City Corp.	6.875%	5/15/19	850	839
	National Westminster Bank PLC	7.375%	10/1/09	450	469

	NationsBank Corp.	6.800%	3/15/28	725	759
5	Nationwide Building Society	5.500%	7/18/12	24,775	25,456
	NB Capital Trust II	7.830%	12/15/26	5,000	5,166
	NB Capital Trust IV	8.250%	4/15/27	3,400	3,552
	North Fork Bancorp., Inc.	5.875%	8/15/12	250	243
5	Northern Rock PLC	5.625%	6/22/17	46,200	46,700
	PNC Bank NA	4.875%	9/21/17	9,750	8,993
	PNC Bank NA	6.000%	12/7/17	1,425	1,405
	PNC Funding Corp.	4.500%	3/10/10	500	495
	PNC Funding Corp.	5.125%	12/14/10	2,675	2,721
	PNC Funding Corp.	5.250%	11/15/15	10,250	9,812
	PNC Funding Corp.	5.625%	2/1/17	1,075	1,054
	Regions Financial Corp.	4.375%	12/1/10	1,000	984
	Regions Financial Corp.	7.000%	3/1/11	4,275	4,494
	Regions Financial Corp.	6.375%	5/15/12	11,600	12,103
3	Regions Financial Corp.	6.625%	5/15/27	3,525	2,915
	Regions Financial Corp.	7.375%	12/10/37	4,950	4,985
	Republic New York Corp.	7.750%	5/15/09	4,300	4,471
	Royal Bank of Canada	4.125%	1/26/10	13,450	13,389
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,675	1,758
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	11,225	11,186
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	7,825	7,553
3	Royal Bank of Scotland Group PLC	7.648%	8/29/49	14,995	15,557
	Santander Central Hispano Issuances	7.625%	9/14/10	12,500	13,621
	Santander Finance Issuances	6.375%	2/15/11	1,400	1,456
	Sanwa Bank Ltd.	8.350%	7/15/09	5,600	5,900
	Sanwa Bank Ltd.	7.400%	6/15/11	12,800	13,783
	Southtrust Corp.	5.800%	6/15/14	3,075	3,206
	Sovereign Bancorp, Inc.	4.800%	9/1/10	8,275	8,130
	Sovereign Bank	5.125%	3/15/13	900	863
	State Street Capital Trust	5.300%	1/15/16	3,425	3,380
	Sumitomo Bank International Finance NV	8.500%	6/15/09	6,475	6,906
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	16,075	17,836
	SunTrust Banks, Inc.	6.375%	4/1/11	8,455	8,794
	Suntrust Banks, Inc.	5.250%	11/5/12	8,150	8,212
	SunTrust Banks, Inc.	5.000%	9/1/15	350	333
	SunTrust Banks, Inc.	6.000%	9/11/17	7,075	7,117
	SunTrust Banks, Inc.	5.450%	12/1/17	500	485
	SunTrust Banks, Inc.	6.000%	2/15/26	3,925	3,772
3	SunTrust Capital VIII	6.100%	12/15/36	2,685	2,266
	Swiss Bank Corp.	7.000%	10/15/15	2,825	3,063
	Swiss Bank Corp.	7.375%	6/15/17	4,175	4,652
	Synovus Financial Corp.	5.125%	6/15/17	4,925	4,473
	The Chase Manhattan Corp.	7.875%	6/15/10	450	480
	UBS AG	5.875%	7/15/16	2,800	2,835
	UBS AG	5.875%	12/20/17	6,950	7,043
	UFJ Finance Aruba AEC	6.750%	7/15/13	18,250	19,642
	Union Bank of California NA	5.950%	5/11/16	4,700	4,797
	Union Planters Corp.	7.750%	3/1/11	7,525	7,945
	UnionBanCal Corp.	5.250%	12/16/13	1,475	1,449
	US Bank NA	6.375%	8/1/11	6,975	7,344
	US Bank NA	6.300%	2/4/14	9,150	9,651
	US Bank NA	4.950%	10/30/14	6,575	6,434
	Wachovia Bank NA	4.800%	11/1/14	4,250	4,078
	Wachovia Bank NA	4.875%	2/1/15	17,300	16,568
	Wachovia Bank NA	5.000%	8/15/15	1,110	1,066
	Wachovia Bank NA	5.600%	3/15/16	2,175	2,147
	Wachovia Bank NA	5.850%	2/1/37	18,225	16,608
	Wachovia Bank NA	6.600%	1/15/38	6,900	6,823

	Wachovia Corp.	3.625%	2/17/09	12,675	12,497
	Wachovia Corp.	7.875%	2/15/10	3,700	3,954
	Wachovia Corp.	4.375%	6/1/10	6,875	6,844
	Wachovia Corp.	7.800%	8/18/10	13,130	14,016
	Wachovia Corp.	5.300%	10/15/11	17,275	17,440
	Wachovia Corp.	4.875%	2/15/14	6,150	5,837
	Wachovia Corp.	5.250%	8/1/14	1,120	1,115
	Wachovia Corp.	5.625%	10/15/16	4,900	4,899
	Wachovia Corp.	5.750%	6/15/17	9,150	9,192
	Wachovia Corp.	6.605%	10/1/25	275	278
5	Wachovia Corp.	8.000%	12/15/26	5,125	5,312
	Wachovia Corp.	7.500%	4/15/35	1,100	1,212
	Wachovia Corp.	5.500%	8/1/35	3,600	3,143
	Wachovia Corp.	6.550%	10/15/35	775	771
	Washington Mutual Bank	6.875%	6/15/11	19,345	18,252
	Washington Mutual Bank	5.500%	1/15/13	4,375	3,842
	Washington Mutual Bank	5.650%	8/15/14	6,800	5,976
	Washington Mutual Bank	5.125%	1/15/15	6,050	5,046
	Washington Mutual Bank	6.750%	5/20/36	575	462
	Washington Mutual, Inc.	4.000%	1/15/09	2,500	2,370
	Washington Mutual, Inc.	4.200%	1/15/10	1,900	1,698
	Washington Mutual, Inc.	5.500%	8/24/11	750	676
	Washington Mutual, Inc.	5.000%	3/22/12	4,000	3,502
	Washington Mutual, Inc.	5.250%	9/15/17	2,900	2,426
	Wells Fargo & Co.	3.125%	4/1/09	2,500	2,458
	Wells Fargo & Co.	4.200%	1/15/10	29,379	29,252
	Wells Fargo & Co.	4.875%	1/12/11	15,075	15,268
	Wells Fargo & Co.	6.375%	8/1/11	2,000	2,098
	Wells Fargo & Co.	5.300%	8/26/11	4,800	4,876
	Wells Fargo & Co.	5.125%	9/1/12	4,000	4,029
	Wells Fargo & Co.	5.250%	10/23/12	12,850	12,962
	Wells Fargo & Co.	4.950%	10/16/13	14,800	14,721
	Wells Fargo & Co.	4.625%	4/15/14	275	267
	Wells Fargo & Co.	5.000%	11/15/14	675	659
	Wells Fargo & Co.	5.625%	12/11/17	13,000	13,096
	Wells Fargo & Co.	5.375%	2/7/35	4,425	3,935
	Wells Fargo Bank NA	6.450%	2/1/11	15,800	16,547
	Wells Fargo Bank NA	4.750%	2/9/15	12,200	11,560
	Wells Fargo Bank NA	5.750%	5/16/16	2,500	2,507
	Wells Fargo Bank NA	5.950%	8/26/36	6,300	6,020
	Wells Fargo Capital X	5.950%	12/15/36	3,075	2,861
	Wells Fargo Financial	5.500%	8/1/12	3,975	4,121
	World Savings Bank, FSB	4.125%	12/15/09	3,500	3,474
	Zions Bancorp.	5.500%	11/16/15	6,950	6,573
	Brokerage (1.6%)
	Ameriprise Financial Inc.	5.350%	11/15/10	5,900	5,946
	Ameriprise Financial Inc.	5.650%	11/15/15	4,925	4,895
3	Ameriprise Financial Inc.	7.518%	6/1/16	1,250	1,249
	Bear Stearns Co., Inc.	3.250%	3/25/09	600	583
	Bear Stearns Co., Inc.	4.550%	6/23/10	6,675	6,504
	Bear Stearns Co., Inc.	4.500%	10/28/10	3,100	2,971
	Bear Stearns Co., Inc.	5.500%	8/15/11	900	886
	Bear Stearns Co., Inc.	5.350%	2/1/12	28,075	27,494
	Bear Stearns Co., Inc.	5.700%	11/15/14	18,240	17,405
	Bear Stearns Co., Inc.	5.300%	10/30/15	7,715	7,088
	Bear Stearns Co., Inc.	5.550%	1/22/17	4,925	4,444
	Bear Stearns Co., Inc.	6.400%	10/2/17	4,975	4,815
	Bear Stearns Co., Inc.	4.650%	7/2/18	500	424
	BlackRock, Inc.	6.250%	9/15/17	4,000	4,079

	Dean Witter, Discover & Co.	6.750%	10/15/13	800	833
5	Fidelity Investments	7.490%	6/15/19	1,000	1,165
	Goldman Sachs Group, Inc.	3.875%	1/15/09	16,670	16,539
	Goldman Sachs Group, Inc.	6.650%	5/15/09	18,290	18,771
	Goldman Sachs Group, Inc.	4.500%	6/15/10	11,230	11,248
	Goldman Sachs Group, Inc.	5.000%	1/15/11	200	201
	Goldman Sachs Group, Inc.	6.875%	1/15/11	2,150	2,265
	Goldman Sachs Group, Inc.	6.600%	1/15/12	14,550	15,446
	Goldman Sachs Group, Inc.	5.450%	11/1/12	15,800	16,251
	Goldman Sachs Group, Inc.	5.250%	4/1/13	7,565	7,757
	Goldman Sachs Group, Inc.	4.750%	7/15/13	1,950	1,914
	Goldman Sachs Group, Inc.	5.250%	10/15/13	8,750	8,824
	Goldman Sachs Group, Inc.	5.150%	1/15/14	3,015	2,995
	Goldman Sachs Group, Inc.	5.000%	10/1/14	15,550	15,256
	Goldman Sachs Group, Inc.	5.125%	1/15/15	14,735	14,562
	Goldman Sachs Group, Inc.	5.350%	1/15/16	17,250	17,220
	Goldman Sachs Group, Inc.	5.625%	1/15/17	14,750	14,422
	Goldman Sachs Group, Inc.	6.250%	9/1/17	35,025	36,605
	Goldman Sachs Group, Inc.	5.950%	1/15/27	11,250	10,254
	Goldman Sachs Group, Inc.	6.125%	2/15/33	11,825	11,719
	Goldman Sachs Group, Inc.	6.345%	2/15/34	19,225	17,166
	Goldman Sachs Group, Inc.	6.450%	5/1/36	3,200	3,019
	Goldman Sachs Group, Inc.	6.750%	10/1/37	37,650	37,286
	Janus Capital Group	5.875%	9/15/11	3,375	3,445
	Janus Capital Group	6.700%	6/15/17	2,575	2,641
	Jefferies Group Inc.	6.450%	6/8/27	14,325	13,472
	Jefferies Group Inc.	6.250%	1/15/36	7,700	6,981
	Lazard Group	6.850%	6/15/17	4,975	4,828
	Lehman Brothers Holdings, Inc.	3.950%	11/10/09	6,925	6,743
	Lehman Brothers Holdings, Inc.	4.250%	1/27/10	1,475	1,447
	Lehman Brothers Holdings, Inc.	4.500%	7/26/10	6,275	6,167
	Lehman Brothers Holdings, Inc.	7.875%	8/15/10	7,000	7,482
	Lehman Brothers Holdings, Inc.	4.375%	11/30/10	4,400	4,347
	Lehman Brothers Holdings, Inc.	5.000%	1/14/11	8,400	8,296
	Lehman Brothers Holdings, Inc.	5.750%	7/18/11	2,200	2,221
	Lehman Brothers Holdings, Inc.	6.625%	1/18/12	11,325	11,761
	Lehman Brothers Holdings, Inc.	5.250%	2/6/12	7,725	7,680
	Lehman Brothers Holdings, Inc.	6.000%	7/19/12	8,800	9,018
	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	14,525	14,592
	Lehman Brothers Holdings, Inc.	6.200%	9/26/14	3,445	3,538
	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	13,850	13,328
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	200	192
	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	19,975	20,277
	Lehman Brothers Holdings, Inc.	5.875%	11/15/17	575	548
	Lehman Brothers Holdings, Inc.	6.750%	12/28/17	6,200	6,378
3	Lehman Brothers Holdings, Inc.	6.000%	5/3/27	7,200	6,281
	Lehman Brothers Holdings, Inc.	7.000%	9/27/27	7,000	7,085
	Lehman Brothers Holdings, Inc.	6.875%	7/17/37	8,275	8,131
	Merrill Lynch & Co., Inc.	4.125%	1/15/09	11,425	11,316
	Merrill Lynch & Co., Inc.	6.000%	2/17/09	8,761	8,877
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	11,205	10,932
	Merrill Lynch & Co., Inc.	4.790%	8/4/10	5,475	5,457
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	8,575	8,652
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	7,150	7,253
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	6,675	6,405
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	3,750	3,682
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	18,875	17,870
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	7,675	7,543
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	19,500	18,833

	Merrill Lynch & Co., Inc.	6.400%	8/28/17	21,775	22,170
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	425	423
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	19	20
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	19,050	17,651
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	5,625	4,965
	Morgan Stanley Dean Witter	3.875%	1/15/09	9,475	9,385
	Morgan Stanley Dean Witter	4.000%	1/15/10	23,625	23,337
	Morgan Stanley Dean Witter	4.250%	5/15/10	22,105	21,691
	Morgan Stanley Dean Witter	6.750%	4/15/11	8,685	9,126
	Morgan Stanley Dean Witter	5.625%	1/9/12	6,525	6,625
	Morgan Stanley Dean Witter	6.600%	4/1/12	12,995	13,659
	Morgan Stanley Dean Witter	5.750%	8/31/12	9,400	9,631
	Morgan Stanley Dean Witter	5.250%	11/2/12	4,050	4,060
	Morgan Stanley Dean Witter	5.300%	3/1/13	400	397
	Morgan Stanley Dean Witter	4.750%	4/1/14	26,250	24,539
	Morgan Stanley Dean Witter	5.375%	10/15/15	7,100	6,949
	Morgan Stanley Dean Witter	5.750%	10/18/16	17,025	17,074
	Morgan Stanley Dean Witter	5.450%	1/9/17	7,900	7,688
	Morgan Stanley Dean Witter	5.550%	4/27/17	11,800	11,559
	Morgan Stanley Dean Witter	5.950%	12/28/17	12,050	12,071
	Morgan Stanley Dean Witter	6.250%	8/9/26	18,525	18,293
	Morgan Stanley Dean Witter	7.250%	4/1/32	9,415	10,337
3	Schwab Capital Trust I	7.500%	11/15/17	150	148
	Finance Companies (1.6%)
	Allied Capital Corp.	6.000%	4/1/12	3,125	3,131
	American Express Bank, FSB	5.550%	10/17/12	4,225	4,319
	American Express Bank, FSB	6.000%	9/13/17	5,200	5,328
	American Express Centurion Bank	4.375%	7/30/09	2,300	2,291
	American Express Centurion Bank	5.200%	11/26/10	1,975	2,010
	American Express Centurion Bank	5.550%	10/17/12	3,100	3,179
	American Express Centurion Bank	6.000%	9/13/17	4,650	4,733
	American Express Co.	4.750%	6/17/09	3,100	3,107
	American Express Co.	5.250%	9/12/11	4,000	4,036
	American Express Co.	4.875%	7/15/13	1,500	1,490
3	American Express Co.	6.800%	9/1/16	4,065	4,108
	American Express Co.	5.500%	9/12/16	3,600	3,566
	American Express Co.	6.150%	8/28/17	8,525	8,719
	American Express Credit Corp.	5.000%	12/2/10	6,075	6,153
5	American Express Travel	5.250%	11/21/11	7,750	7,845
	American General Finance Corp.	3.875%	10/1/09	4,000	3,931
	American General Finance Corp.	4.875%	5/15/10	5,100	5,088
	American General Finance Corp.	5.625%	8/17/11	7,625	7,662
	American General Finance Corp.	4.875%	7/15/12	1,650	1,593
	American General Finance Corp.	5.850%	6/1/13	17,870	17,475
	American General Finance Corp.	5.750%	9/15/16	4,925	4,593
	American General Finance Corp.	6.900%	12/15/17	14,975	14,989
	Capital One Bank	4.250%	12/1/08	1,850	1,831
	Capital One Bank	5.000%	6/15/09	4,075	4,033
	Capital One Bank	5.750%	9/15/10	1,975	1,998
	Capital One Bank	6.500%	6/13/13	1,725	1,713
	Capital One Bank	5.125%	2/15/14	2,450	2,348
	Capital One Capital III	7.686%	8/15/36	7,650	6,126
	Capital One Capital IV	6.745%	2/17/37	3,100	2,328
	Capital One Financial	5.700%	9/15/11	4,025	3,992
	Capital One Financial	4.800%	2/21/12	2,125	2,048
	Capital One Financial	5.500%	6/1/15	6,075	5,692
	Capital One Financial	6.150%	9/1/16	6,525	6,074
	Capital One Financial	5.250%	2/21/17	1,775	1,564
	Capital One Financial	6.750%	9/15/17	7,225	7,006

5	Capmark Financial Group	5.875%	5/10/12	1,775	1,430
5	Capmark Financial Group	6.300%	5/10/17	2,550	1,917
	CIT Group Co. of Canada	4.650%	7/1/10	7,550	7,268
	CIT Group Co. of Canada	5.600%	11/2/11	5,300	5,106
	CIT Group Co. of Canada	5.200%	6/1/15	8,575	7,475
	CIT Group, Inc.	5.000%	11/24/08	7,725	7,633
	CIT Group, Inc.	4.250%	2/1/10	3,475	3,292
	CIT Group, Inc.	5.200%	11/3/10	3,525	3,358
	CIT Group, Inc.	4.750%	12/15/10	3,525	3,382
	CIT Group, Inc.	5.600%	4/27/11	5,050	4,815
	CIT Group, Inc.	5.800%	7/28/11	5,325	5,135
	CIT Group, Inc.	7.625%	11/30/12	7,325	7,422
	CIT Group, Inc.	5.400%	3/7/13	7,450	6,849
	CIT Group, Inc.	5.000%	2/13/14	125	111
	CIT Group, Inc.	5.125%	9/30/14	5,625	4,972
	CIT Group, Inc.	5.000%	2/1/15	4,175	3,625
	CIT Group, Inc.	5.400%	1/30/16	2,750	2,407
	CIT Group, Inc.	5.850%	9/15/16	6,450	5,783
	CIT Group, Inc.	5.650%	2/13/17	8,825	7,768
3	CIT Group, Inc.	6.100%	3/15/17	225	166
	CIT Group, Inc.	6.000%	4/1/36	2,150	1,738
	Countrywide Financial Corp.	5.800%	6/7/12	8,175	5,958
	Countrywide Financial Corp.	6.250%	5/15/16	4,425	2,544
	Countrywide Home Loan	6.250%	4/15/09	1,500	1,200
	Countrywide Home Loan	5.625%	7/15/09	340	265
	Countrywide Home Loan	4.125%	9/15/09	14,035	10,333
	Countrywide Home Loan	4.000%	3/22/11	4,900	3,522
5	Discover Financial Services	6.450%	6/12/17	1,250	1,215
	General Electric Capital Corp.	3.125%	4/1/09	1,000	987
	General Electric Capital Corp.	3.250%	6/15/09	4,225	4,177
	General Electric Capital Corp.	4.625%	9/15/09	5,525	5,565
	General Electric Capital Corp.	8.300%	9/20/09	275	292
	General Electric Capital Corp.	5.250%	10/27/09	9,725	9,902
	General Electric Capital Corp.	4.250%	9/13/10	7,900	7,899
	General Electric Capital Corp.	4.875%	10/21/10	11,450	11,657
	General Electric Capital Corp.	6.125%	2/22/11	18,425	19,269
	General Electric Capital Corp.	5.500%	4/28/11	15,300	15,776
	General Electric Capital Corp.	5.875%	2/15/12	27,740	28,969
	General Electric Capital Corp.	4.375%	3/3/12	11,200	11,085
	General Electric Capital Corp.	5.000%	4/10/12	250	253
	General Electric Capital Corp.	4.250%	6/15/12	8,975	8,833
	General Electric Capital Corp.	6.000%	6/15/12	5,225	5,495
	General Electric Capital Corp.	5.250%	10/19/12	22,675	23,254
	General Electric Capital Corp.	5.450%	1/15/13	16,675	17,254
	General Electric Capital Corp.	5.500%	6/4/14	14,725	15,119
	General Electric Capital Corp.	5.650%	6/9/14	13,750	14,307
	General Electric Capital Corp.	4.875%	3/4/15	900	894
	General Electric Capital Corp.	5.000%	1/8/16	13,000	12,952
	General Electric Capital Corp.	5.375%	10/20/16	4,450	4,521
	General Electric Capital Corp.	5.400%	2/15/17	24,400	24,685
	General Electric Capital Corp.	5.625%	9/15/17	9,650	9,917
	General Electric Capital Corp.	6.750%	3/15/32	38,585	43,725
	General Electric Capital Corp.	6.150%	8/7/37	11,275	11,920
	General Electric Capital Corp.	6.375%	11/15/67	12,800	13,271
	Heller Financial, Inc.	7.375%	11/1/09	4,500	4,759
3	HSBC Finance Capital Trust IX	5.911%	11/30/15	2,700	2,502
	HSBC Finance Corp.	4.125%	12/15/08	4,900	4,877
	HSBC Finance Corp.	4.750%	5/15/09	19,825	19,743
	HSBC Finance Corp.	4.125%	11/16/09	4,375	4,337

	HSBC Finance Corp.	4.625%	9/15/10	16,600	16,512
	HSBC Finance Corp.	5.250%	1/14/11	21,400	21,385
	HSBC Finance Corp.	5.700%	6/1/11	12,300	12,417
	HSBC Finance Corp.	6.375%	10/15/11	15,900	16,440
	HSBC Finance Corp.	7.000%	5/15/12	10,375	10,849
	HSBC Finance Corp.	5.900%	6/19/12	5,500	5,522
	HSBC Finance Corp.	6.375%	11/27/12	6,090	6,356
	HSBC Finance Corp.	4.750%	7/15/13	1,750	1,692
	HSBC Finance Corp.	5.250%	1/15/14	5,600	5,547
	HSBC Finance Corp.	5.000%	6/30/15	33,225	31,791
	International Lease Finance Corp.	6.375%	3/15/09	700	714
	International Lease Finance Corp.	4.875%	9/1/10	1,625	1,621
	International Lease Finance Corp.	5.125%	11/1/10	2,850	2,868
	International Lease Finance Corp.	5.450%	3/24/11	5,700	5,779
	International Lease Finance Corp.	5.750%	6/15/11	21,325	21,540
	International Lease Finance Corp.	5.300%	5/1/12	2,075	2,075
	International Lease Finance Corp.	5.000%	9/15/12	9,350	9,227
	International Lease Finance Corp.	5.625%	9/20/13	8,465	8,516
	International Lease Finance Corp.	5.650%	6/1/14	11,525	11,557
	iStar Financial Inc.	5.800%	3/15/11	5,000	4,521
	iStar Financial Inc.	5.650%	9/15/11	5,750	5,160
	iStar Financial Inc.	5.150%	3/1/12	5,775	4,994
	iStar Financial Inc.	5.950%	10/15/13	4,550	3,981
	iStar Financial Inc.	5.875%	3/15/16	3,725	3,004
	iStar Financial Inc.	5.850%	3/15/17	600	472
	SLM Corp.	4.000%	1/15/09	1,590	1,536
	SLM Corp.	4.500%	7/26/10	3,175	2,925
	SLM Corp.	5.400%	10/25/11	21,550	20,068
	SLM Corp.	5.000%	10/1/13	500	440
	SLM Corp.	5.050%	11/14/14	2,400	2,019
	SLM Corp.	5.625%	8/1/33	6,200	4,482
	Insurance (1.1%)
	ACE Capital Trust II	9.700%	4/1/30	2,200	2,729
	ACE INA Holdings, Inc.	5.700%	2/15/17	3,150	3,109
	AEGON Funding Corp.	5.750%	12/15/20	1,350	1,292
	AEGON NV	4.750%	6/1/13	2,225	2,213
	Aetna, Inc.	7.875%	3/1/11	1,700	1,845
	Aetna, Inc.	5.750%	6/15/11	1,400	1,436
	Aetna, Inc.	6.000%	6/15/16	8,750	8,815
	Aetna, Inc.	6.625%	6/15/36	5,850	5,732
	Aetna, Inc.	6.750%	12/15/37	225	226
	Allied World Assurance	7.500%	8/1/16	6,100	6,359
	Allstate Corp.	7.200%	12/1/09	8,740	9,179
	Allstate Corp.	6.125%	2/15/12	2,950	3,123
	Allstate Corp.	5.000%	8/15/14	2,475	2,416
3	Allstate Corp.	6.125%	5/15/17	2,700	2,630
	Allstate Corp.	6.125%	12/15/32	2,850	2,758
	Allstate Corp.	5.350%	6/1/33	1,120	975
	Allstate Corp.	5.550%	5/9/35	1,625	1,450
3	Allstate Corp.	6.500%	5/15/37	2,250	2,093
	Allstate Life Global Funding	4.500%	5/29/09	1,350	1,353
	Ambac, Inc.	5.950%	12/5/35	9,000	7,021
	Ambac, Inc.	6.150%	2/15/37	925	679
	American General Capital II	8.500%	7/1/30	8,590	10,132
	American International Group, Inc.	4.700%	10/1/10	1,450	1,443
	American International Group, Inc.	5.375%	10/18/11	4,200	4,273
	American International Group, Inc.	4.950%	3/20/12	13,725	13,597
	American International Group, Inc.	5.050%	10/1/15	6,250	6,018
	American International Group, Inc.	5.600%	10/18/16	1,875	1,877

	American International Group, Inc.	5.450%	5/18/17	6,725	6,563
	American International Group, Inc.	5.850%	1/16/18	14,425	14,503
	American International Group, Inc.	6.250%	5/1/36	11,075	11,125
	American International Group, Inc.	6.250%	3/15/37	3,310	2,959
	Aon Capital Trust	8.205%	1/1/27	1,200	1,252
	Arch Capital Group Ltd.	7.350%	5/1/34	3,250	3,545
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	3,300	3,380
	Assurant, Inc.	5.625%	2/15/14	1,450	1,395
	Assurant, Inc.	6.750%	2/15/34	4,100	3,900
	AXA Financial, Inc.	7.750%	8/1/10	1,075	1,159
	AXA SA	8.600%	12/15/30	10,550	12,860
	Axis Capital Holdings	5.750%	12/1/14	2,700	2,715
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	7,900	7,897
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	4,150	4,160
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	4,475	4,485
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	550	558
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	10,400	10,371
3	Chubb Corp.	6.375%	4/15/17	2,500	2,443
	Chubb Corp.	6.000%	5/11/37	8,600	8,184
	CIGNA Corp.	7.875%	5/15/27	1,300	1,469
	CIGNA Corp.	6.150%	11/15/36	7,100	6,590
	Cincinnati Financial Corp.	6.920%	5/15/28	550	572
	Cincinnati Financial Corp.	6.125%	11/1/34	4,300	4,062
	CNA Financial Corp.	6.000%	8/15/11	3,225	3,314
	CNA Financial Corp.	5.850%	12/15/14	4,225	4,228
	CNA Financial Corp.	6.500%	8/15/16	6,950	7,116
	Commerce Group, Inc.	5.950%	12/9/13	1,750	1,789
	Coventry Health Care Inc.	6.300%	8/15/14	4,725	4,805
3	Everest Reinsurance Holdings, Inc.	6.600%	5/15/17	2,775	2,474
	Fidelity National Financial, Inc.	7.300%	8/15/11	4,850	5,124
	Fund American Cos., Inc.	5.875%	5/15/13	1,925	1,964
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	1,425	1,525
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	4,200	4,493
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	1,650	1,912
	Genworth Financial, Inc.	4.750%	6/15/09	1,600	1,596
	Genworth Financial, Inc.	5.125%	3/15/11	750	762
	Genworth Financial, Inc.	5.750%	6/15/14	1,025	1,015
	Genworth Financial, Inc.	4.950%	10/1/15	1,225	1,151
3	Genworth Financial, Inc.	6.150%	11/15/16	2,550	2,316
	Genworth Financial, Inc.	6.500%	6/15/34	3,975	3,918
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,675	4,712
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	1,800	1,720
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	3,250	3,175
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	3,200	3,085
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	2,900	2,706
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	4,075	3,818
	Humana Inc.	6.450%	6/1/16	6,025	6,030
	Humana Inc.	6.300%	8/1/18	250	245
3	ING Capital Funding Trust III	5.775%	12/8/49	4,775	4,455
	ING USA Global	4.500%	10/1/10	13,000	13,024
	John Hancock Financial Services	5.625%	12/1/08	500	503
	Lincoln National Corp.	6.200%	12/15/11	1,225	1,284
	Lincoln National Corp.	5.650%	8/27/12	3,975	4,040
3	Lincoln National Corp.	6.050%	4/20/17	1,600	1,488
	Lincoln National Corp.	6.150%	4/7/36	7,250	6,811
	Loews Corp.	5.250%	3/15/16	1,500	1,476
	Loews Corp.	6.000%	2/1/35	650	605
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	3,075	3,092
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	6,225	6,421

	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	550	531
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	8,850	8,668
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	1,400	1,211
	MetLife, Inc.	6.125%	12/1/11	850	886
	MetLife, Inc.	5.375%	12/15/12	2,450	2,474
	MetLife, Inc.	5.000%	11/24/13	4,900	4,878
	MetLife, Inc.	5.500%	6/15/14	650	654
	MetLife, Inc.	5.000%	6/15/15	2,725	2,648
	MetLife, Inc.	6.500%	12/15/32	3,450	3,402
	MetLife, Inc.	6.375%	6/15/34	2,900	2,867
	MetLife, Inc.	5.700%	6/15/35	975	891
	MetLife, Inc.	6.400%	12/15/36	1,010	920
	Nationwide Financial Services	6.750%	5/15/37	750	686
	Principal Financial Group, Inc.	6.050%	10/15/36	3,000	2,838
	Principal Life Income Funding	5.125%	3/1/11	4,675	4,777
	Principal Life Income Funding	5.300%	12/14/12	6,675	6,748
	Principal Life Income Funding	5.100%	4/15/14	4,825	4,722
	Progressive Corp.	6.375%	1/15/12	1,950	2,061
3	Progressive Corp.	6.700%	6/15/17	5,350	5,048
	Progressive Corp.	6.625%	3/1/29	5,175	5,485
	Progressive Corp.	6.250%	12/1/32	325	328
	Protective Life Secured Trust	4.850%	8/16/10	2,225	2,234
	Prudential Financial, Inc.	5.100%	12/14/11	450	449
	Prudential Financial, Inc.	5.800%	6/15/12	2,400	2,447
	Prudential Financial, Inc.	4.500%	7/15/13	3,325	3,161
	Prudential Financial, Inc.	4.750%	4/1/14	2,125	2,016
	Prudential Financial, Inc.	5.100%	9/20/14	5,650	5,470
	Prudential Financial, Inc.	5.500%	3/15/16	725	705
	Prudential Financial, Inc.	6.100%	6/15/17	4,225	4,247
	Prudential Financial, Inc.	6.000%	12/1/17	4,425	4,419
	Prudential Financial, Inc.	5.750%	7/15/33	1,800	1,609
	Prudential Financial, Inc.	5.400%	6/13/35	2,300	1,977
	Prudential Financial, Inc.	5.900%	3/17/36	4,400	3,994
	Prudential Financial, Inc.	5.700%	12/14/36	16,075	14,245
	Prudential Financial, Inc.	6.625%	12/1/37	6,825	6,807
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	1,700	1,696
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	2,875	3,012
	Torchmark Corp.	6.375%	6/15/16	4,225	4,418
	Travelers Cos. Inc.	5.375%	6/15/12	300	307
3	Travelers Cos. Inc.	6.250%	3/15/17	2,975	2,799
	Travelers Cos. Inc.	6.250%	6/15/37	15,700	15,317
	Travelers Property Casualty Corp.	6.375%	3/15/33	475	467
	UnitedHealth Group, Inc.	4.125%	8/15/09	6,775	6,713
5	UnitedHealth Group, Inc.	5.500%	11/15/12	8,375	8,539
	UnitedHealth Group, Inc.	5.000%	8/15/14	4,925	4,780
	UnitedHealth Group, Inc.	4.875%	3/15/15	2,500	2,390
5	UnitedHealth Group, Inc.	6.000%	6/15/17	1,300	1,317
5	UnitedHealth Group, Inc.	6.000%	11/15/17	1,250	1,267
	UnitedHealth Group, Inc.	5.800%	3/15/36	1,500	1,384
5	UnitedHealth Group, Inc.	6.500%	6/15/37	2,125	2,107
5	UnitedHealth Group, Inc.	6.625%	11/15/37	8,125	8,187
	WellPoint Inc.	4.250%	12/15/09	1,750	1,741
	WellPoint Inc.	5.000%	1/15/11	5,700	5,708
	WellPoint Inc.	6.375%	1/15/12	3,815	3,962
	WellPoint Inc.	6.800%	8/1/12	2,710	2,907
	WellPoint Inc.	5.000%	12/15/14	5,400	5,207
	WellPoint Inc.	5.250%	1/15/16	750	728
	WellPoint Inc.	5.875%	6/15/17	5,200	5,184
	WellPoint Inc.	5.950%	12/15/34	7,250	6,820

	WellPoint Inc.	5.850%	1/15/36	4,400	4,062
	WellPoint Inc.	6.375%	6/15/37	7,450	7,314
	Willis North America Inc.	5.125%	7/15/10	1,100	1,096
	Willis North America Inc.	5.625%	7/15/15	4,550	4,353
	Willis North America Inc.	6.200%	3/28/17	2,500	2,485
	XL Capital Ltd.	5.250%	9/15/14	4,950	4,777
	XL Capital Ltd.	6.375%	11/15/24	575	558
	XL Capital Ltd.	6.250%	5/15/27	9,775	9,037
3	XL Capital Ltd.	6.500%	12/15/49	5,150	4,531
	Real Estate Investment Trusts (0.3%)
	Arden Realty LP	5.250%	3/1/15	1,075	1,079
	AvalonBay Communities, Inc.	5.500%	1/15/12	2,450	2,433
	AvalonBay Communities, Inc.	5.750%	9/15/16	975	943
	Boston Properties, Inc.	6.250%	1/15/13	1,765	1,794
	Boston Properties, Inc.	5.625%	4/15/15	5,250	5,094
	Brandywine Operating Partnership	4.500%	11/1/09	4,475	4,434
	Brandywine Operating Partnership	5.625%	12/15/10	2,925	2,953
	Brandywine Operating Partnership	5.400%	11/1/14	1,175	1,102
	Camden Property Trust	5.700%	5/15/17	3,700	3,498
	Colonial Realty LP	5.500%	10/1/15	2,675	2,425
	Developers Diversified Realty Corp.	5.250%	4/15/11	500	499
	Developers Diversified Realty Corp.	5.375%	10/15/12	4,675	4,595
	Duke Realty LP	5.625%	8/15/11	2,000	2,032
	Duke Realty LP	5.950%	2/15/17	1,750	1,698
	ERP Operating LP	6.625%	3/15/12	4,295	4,432
	ERP Operating LP	5.500%	10/1/12	3,500	3,486
	ERP Operating LP	5.250%	9/15/14	725	692
	ERP Operating LP	5.125%	3/15/16	3,200	2,964
	ERP Operating LP	5.375%	8/1/16	3,725	3,514
	ERP Operating LP	5.750%	6/15/17	1,375	1,314
	HCP Inc.	6.700%	1/30/18	3,025	2,965
	Health Care Property Investors, Inc.	6.450%	6/25/12	725	736
	Health Care Property Investors, Inc.	6.300%	9/15/16	3,200	3,129
	Health Care Property Investors, Inc.	6.000%	1/30/17	2,125	2,003
	Health Care Property Investors, Inc.	5.625%	5/1/17	100	92
	Health Care REIT, Inc.	6.000%	11/15/13	250	246
	Health Care REIT, Inc.	6.200%	6/1/16	10,675	10,245
	Hospitality Properties	5.125%	2/15/15	2,200	2,002
	HRPT Properties Trust	6.250%	8/15/16	1,750	1,700
	HRPT Properties Trust	6.250%	6/15/17	4,375	4,228
	Kimco Realty Corp.	5.783%	3/15/16	1,350	1,282
	Liberty Property LP	5.125%	3/2/15	9,625	8,910
	Liberty Property LP	5.500%	12/15/16	2,425	2,257
	National Retail Properties	6.875%	10/15/17	11,275	11,263
	Nationwide Health Properties, Inc.	6.250%	2/1/13	4,900	5,061
	ProLogis	5.250%	11/15/10	2,475	2,499
	ProLogis	5.500%	3/1/13	2,575	2,587
	ProLogis	5.625%	11/15/15	3,525	3,350
	ProLogis	5.750%	4/1/16	3,225	3,075
	ProLogis	5.625%	11/15/16	2,425	2,247
	Realy Income Corp.	6.750%	8/15/19	6,925	6,932
	Regency Centers LP	6.750%	1/15/12	7,225	7,508
	Regency Centers LP	5.250%	8/1/15	2,800	2,617
	Simon Property Group Inc.	4.875%	8/15/10	7,850	7,774
	Simon Property Group Inc.	5.600%	9/1/11	3,250	3,255
	Simon Property Group Inc.	5.000%	3/1/12	3,975	3,902
	Simon Property Group Inc.	6.350%	8/28/12	55	57
	Simon Property Group Inc.	5.625%	8/15/14	150	146
	Simon Property Group Inc.	5.750%	12/1/15	6,025	5,826

Simon Property Group Inc.	5.250%	12/1/16	16,200	15,119
Simon Property Group Inc.	5.875%	3/1/17	3,675	3,558
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	4,250	4,258
Vornado Realty	5.600%	2/15/11	4,000	3,983
Other (0.0%)
XTRA Finance Corp.	5.150%	4/1/17	15,400	15,302
				4,522,320
Industrial (8.7%)
Basic Industry (0.5%)
Alcan, Inc.	6.450%	3/15/11	950	994
Alcan, Inc.	4.875%	9/15/12	1,050	1,040
Alcan, Inc.	4.500%	5/15/13	5,175	5,031
Alcan, Inc.	5.200%	1/15/14	875	867
Alcan, Inc.	5.000%	6/1/15	1,050	1,022
Alcan, Inc.	6.125%	12/15/33	8,000	7,708
Alcoa, Inc.	6.000%	1/15/12	300	309
Alcoa, Inc.	5.375%	1/15/13	3,800	3,855
Alcoa, Inc.	5.720%	2/23/19	5,773	5,635
Alcoa, Inc.	5.870%	2/23/22	1,577	1,520
Alcoa, Inc.	5.900%	2/1/27	3,200	2,993
Aluminum Co. of America	6.750%	1/15/28	750	770
Barrick Gold Finance Inc.	4.875%	11/15/14	3,325	3,164
BHP Billiton Finance	4.800%	4/15/13	6,240	6,056
BHP Billiton Finance	5.250%	12/15/15	5,150	5,056
BHP Finance USA Ltd.	5.125%	3/29/12	4,300	4,320
BHP Finance USA Ltd.	5.400%	3/29/17	940	925
Celulosa Arauco Constitution SA	8.625%	8/15/10	7,825	8,559
Celulosa Arauco Constitution SA	5.625%	4/20/15	2,625	2,589
Commercial Metals Co.	6.500%	7/15/17	2,750	2,868
Dow Chemical Co.	6.125%	2/1/11	12,500	12,962
Dow Chemical Co.	6.000%	10/1/12	2,025	2,112
Dow Chemical Co.	7.375%	11/1/29	4,275	4,721
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	6,200	6,428
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	1,525	1,518
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	1,745	1,742
E.I. du Pont de Nemours & Co.	5.000%	1/15/13	2,225	2,243
E.I. du Pont de Nemours & Co.	5.250%	12/15/16	800	790
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	2,050	2,202
Eastman Chemical Co.	7.250%	1/15/24	675	727
Eastman Chemical Co.	7.600%	2/1/27	2,563	2,879
Falconbridge Ltd.	7.350%	6/5/12	1,275	1,386
Falconbridge Ltd.	5.375%	6/1/15	450	441
ICI Wilmington	4.375%	12/1/08	3,750	3,718
ICI Wilmington	5.625%	12/1/13	900	931
Inco Ltd.	7.750%	5/15/12	60	66
Inco Ltd.	5.700%	10/15/15	4,300	4,319
Inco Ltd.	7.200%	9/15/32	1,500	1,675
International Paper Co.	4.250%	1/15/09	2,825	2,796
International Paper Co.	4.000%	4/1/10	500	496
International Paper Co.	5.850%	10/30/12	2,893	2,949
International Paper Co.	5.300%	4/1/15	5,650	5,548
Lubrizol Corp.	5.500%	10/1/14	9,650	9,597
Lubrizol Corp.	6.500%	10/1/34	4,135	4,206
MeadWestvaco Corp.	6.850%	4/1/12	1,515	1,600
Monsanto Co.	7.375%	8/15/12	1,025	1,118
Newmont Mining	5.875%	4/1/35	3,125	2,711
Noranda, Inc.	7.250%	7/15/12	3,750	4,048
Noranda, Inc.	6.000%	10/15/15	1,450	1,474
Noranda, Inc.	5.500%	6/15/17	6,650	6,396

	Nucor Corp.	5.750%	12/1/17	3,175	3,192
	Nucor Corp.	6.400%	12/1/37	2,175	2,199
	Placer Dome, Inc.	6.450%	10/15/35	2,275	2,345
	Plum Creek Timber Co.	5.875%	11/15/15	4,275	4,219
	Potash Corp. of Saskatchewan	7.750%	5/31/11	10,425	11,294
	Potash Corp. of Saskatchewan	4.875%	3/1/13	2,025	2,004
	Potash Corp. of Saskatchewan	5.875%	12/1/36	975	900
	Praxair, Inc.	6.375%	4/1/12	2,000	2,143
	Praxair, Inc.	3.950%	6/1/13	600	580
	Praxair, Inc.	5.250%	11/15/14	7,200	7,371
	Praxair, Inc.	5.200%	3/15/17	1,400	1,380
	Reliance Steel & Aluminum	6.200%	11/15/16	350	347
	Reliance Steel & Aluminum	6.850%	11/15/36	650	641
	Rohm & Haas Co.	5.600%	3/15/13	150	153
	Rohm & Haas Co.	6.000%	9/15/17	900	907
3	Rohm & Haas Co.	9.800%	4/15/20	2,480	3,155
	Rohm & Haas Co.	7.850%	7/15/29	2,425	2,915
	Southern Copper Corp.	7.500%	7/27/35	9,050	9,559
	Teck Cominco Ltd.	6.125%	10/1/35	6,525	6,042
	US Steel Corp.	6.650%	6/1/37	275	243
	Vale Overseas Ltd.	6.250%	1/11/16	2,525	2,525
	Vale Overseas Ltd.	6.250%	1/23/17	5,500	5,514
	Vale Overseas Ltd.	8.250%	1/17/34	2,925	3,353
	Vale Overseas Ltd.	6.875%	11/21/36	16,237	16,124
	Westvaco Corp.	8.200%	1/15/30	1,050	1,127
	Weyerhaeuser Co.	6.750%	3/15/12	16,710	17,489
	Weyerhaeuser Co.	7.375%	3/15/32	8,755	8,832
	Capital Goods (0.9%)
	3M Co.	5.125%	11/6/09	1,650	1,688
3,5	BAE Systems Asset Trust	7.156%	12/15/11	2,236	2,332
5	BAE Systems Holdings Inc.	5.200%	8/15/15	700	685
	Bemis Co. Inc.	4.875%	4/1/12	1,500	1,496
	Boeing Capital Corp.	7.375%	9/27/10	3,250	3,494
	Boeing Capital Corp.	6.500%	2/15/12	15,175	16,262
	Boeing Capital Corp.	5.800%	1/15/13	2,465	2,587
	Boeing Co.	5.125%	2/15/13	75	77
	Boeing Co.	8.750%	8/15/21	1,450	1,883
	Boeing Co.	7.250%	6/15/25	2,275	2,643
	Boeing Co.	8.750%	9/15/31	975	1,334
	Boeing Co.	6.125%	2/15/33	200	210
	Boeing Co.	6.625%	2/15/38	5,045	5,645
	Caterpillar Financial Services Corp.	4.150%	1/15/10	10,000	9,936
	Caterpillar Financial Services Corp.	4.300%	6/1/10	7,625	7,597
	Caterpillar Financial Services Corp.	4.850%	12/7/12	400	402
	Caterpillar Financial Services Corp.	4.750%	2/17/15	5,775	5,633
	Caterpillar Financial Services Corp.	4.625%	6/1/15	3,125	3,003
	Caterpillar, Inc.	6.625%	7/15/28	850	916
	Caterpillar, Inc.	7.300%	5/1/31	700	814
	Caterpillar, Inc.	6.050%	8/15/36	14,375	14,700
	Caterpillar, Inc.	6.950%	5/1/42	1,275	1,427
	Caterpillar, Inc.	7.375%	3/1/97	6,150	7,012
	CRH America Inc.	5.625%	9/30/11	4,375	4,408
	CRH America Inc.	6.950%	3/15/12	6,210	6,558
	CRH America Inc.	5.300%	10/15/13	875	853
	CRH America Inc.	6.000%	9/30/16	11,625	11,288
	CRH America Inc.	6.400%	10/15/33	2,670	2,460
	Deere & Co.	6.950%	4/25/14	6,595	7,262
	Deere & Co.	8.100%	5/15/30	3,755	4,826
	Deere & Co.	7.125%	3/3/31	725	826

Embraer Overseas Ltd.	6.375%	1/24/17	5,775	5,541
Emerson Electric Co.	7.125%	8/15/10	3,600	3,881
Emerson Electric Co.	4.625%	10/15/12	8,850	8,848
Emerson Electric Co.	4.500%	5/1/13	4,900	4,816
General Dynamics Corp.	4.500%	8/15/10	25	25
General Dynamics Corp.	4.250%	5/15/13	6,290	6,100
General Electric Co.	5.000%	2/1/13	34,165	34,749
General Electric Co.	5.250%	12/6/17	7,975	7,958
Hanson PLC	7.875%	9/27/10	1,425	1,546
Hanson PLC	5.250%	3/15/13	1,525	1,495
Honeywell International, Inc.	7.500%	3/1/10	1,500	1,595
Honeywell International, Inc.	6.125%	11/1/11	2,350	2,474
Honeywell International, Inc.	5.625%	8/1/12	4,200	4,364
Honeywell International, Inc.	5.400%	3/15/16	2,400	2,435
Honeywell International, Inc.	5.300%	3/15/17	6,475	6,495
Honeywell International, Inc.	5.700%	3/15/36	2,775	2,723
John Deere Capital Corp.	4.875%	3/16/09	11,525	11,558
John Deere Capital Corp.	5.400%	10/17/11	5,825	6,000
John Deere Capital Corp.	5.350%	1/17/12	4,400	4,512
John Deere Capital Corp.	7.000%	3/15/12	14,070	15,251
Joy Global, Inc.	6.000%	11/15/16	2,175	2,222
Lafarge SA	6.150%	7/15/11	675	700
Lafarge SA	6.500%	7/15/16	7,925	7,865
Lafarge SA	7.125%	7/15/36	14,925	14,586
Lockheed Martin Corp.	7.650%	5/1/16	5,325	6,144
Lockheed Martin Corp.	7.750%	5/1/26	600	711
Lockheed Martin Corp.	6.150%	9/1/36	12,225	12,549
Masco Corp.	5.875%	7/15/12	1,135	1,170
Masco Corp.	4.800%	6/15/15	7,650	6,965
Masco Corp.	6.125%	10/3/16	100	98
Masco Corp.	7.750%	8/1/29	450	481
Masco Corp.	6.500%	8/15/32	2,450	2,263
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	4,325	4,790
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/37	4,050	4,134
Mohawk Industries Inc.	5.750%	1/15/11	7,275	7,450
Mohawk Industries Inc.	6.125%	1/15/16	13,975	14,141
Northrop Grumman Corp.	7.125%	2/15/11	10,850	11,595
Northrop Grumman Corp.	7.750%	3/1/16	700	823
Northrop Grumman Corp.	7.875%	3/1/26	2,600	3,202
Northrop Grumman Corp.	7.750%	2/15/31	3,365	4,152
Owens Corning, Inc.	6.500%	12/1/16	1,100	1,010
Owens Corning, Inc.	7.000%	12/1/36	2,425	2,212
Raytheon Co.	4.850%	1/15/11	250	253
Raytheon Co.	5.500%	11/15/12	2,600	2,696
Raytheon Co.	5.375%	4/1/13	3,665	3,758
Raytheon Co.	6.400%	12/15/18	500	543
Raytheon Co.	7.200%	8/15/27	1,150	1,306
Republic Services, Inc.	6.750%	8/15/11	1,875	1,975
Republic Services, Inc.	6.086%	3/15/35	2,850	2,712
Textron Financial Corp.	4.600%	5/3/10	4,200	4,201
Textron Financial Corp.	5.125%	11/1/10	12,925	13,074
Textron, Inc.	6.500%	6/1/12	8,125	8,612
Textron, Inc.	5.600%	12/1/17	1,300	1,306
TRW, Inc.	7.750%	6/1/29	5,850	7,102
Tyco International Group SA	6.125%	11/1/08	1,100	1,122
Tyco International Group SA	6.750%	2/15/11	9,875	10,267
Tyco International Group SA	6.375%	10/15/11	12,725	13,303
Tyco International Group SA	6.000%	11/15/13	5,850	6,028
Tyco International Group SA	7.000%	6/15/28	2,350	2,424

United Technologies Corp.	4.375%	5/1/10	1,000	1,003
United Technologies Corp.	7.125%	11/15/10	250	269
United Technologies Corp.	6.350%	3/1/11	8,175	8,703
United Technologies Corp.	4.875%	5/1/15	5,975	5,887
United Technologies Corp.	8.875%	11/15/19	3,150	4,046
United Technologies Corp.	6.700%	8/1/28	1,642	1,776
United Technologies Corp.	7.500%	9/15/29	2,800	3,300
United Technologies Corp.	5.400%	5/1/35	3,450	3,215
United Technologies Corp.	6.050%	6/1/36	6,050	6,220
Waste Management, Inc.	6.875%	5/15/09	2,945	3,026
Waste Management, Inc.	7.375%	8/1/10	875	925
Waste Management, Inc.	6.375%	11/15/12	800	846
Waste Management, Inc.	5.000%	3/15/14	500	484
Waste Management, Inc.	7.750%	5/15/32	525	597
WMX Technologies Inc.	7.100%	8/1/26	1,375	1,464
Communication (2.3%)
America Movil SA de C.V.	4.125%	3/1/09	5,350	5,321
America Movil SA de C.V.	5.500%	3/1/14	2,575	2,559
America Movil SA de C.V.	5.750%	1/15/15	2,625	2,615
America Movil SA de C.V.	6.375%	3/1/35	10,125	9,973
America Movil SA de C.V.	6.125%	11/15/37	5,125	4,837
AT&T Inc.	6.000%	3/15/09	10,875	11,020
AT&T Inc.	4.125%	9/15/09	9,225	9,177
AT&T Inc.	5.300%	11/15/10	4,550	4,644
AT&T Inc.	6.250%	3/15/11	14,890	15,555
AT&T Inc.	7.300%	11/15/11	6,575	7,112
AT&T Inc.	5.875%	2/1/12	7,230	7,493
AT&T Inc.	5.875%	8/15/12	4,995	5,177
AT&T Inc.	4.950%	1/15/13	1,375	1,384
AT&T Inc.	5.100%	9/15/14	11,425	11,369
AT&T Inc.	5.625%	6/15/16	27,675	28,211
AT&T Inc.	8.000%	11/15/31	23,755	29,162
AT&T Inc.	6.450%	6/15/34	3,900	4,028
AT&T Inc.	6.150%	9/15/34	2,750	2,726
AT&T Inc.	6.800%	5/15/36	400	431
AT&T Inc.	6.500%	9/1/37	10,425	11,044
AT&T Inc.	6.300%	1/15/38	7,950	8,116
AT&T Wireless	7.875%	3/1/11	23,830	25,844
AT&T Wireless	8.125%	5/1/12	17,305	19,314
AT&T Wireless	8.750%	3/1/31	5,030	6,487
BellSouth Capital Funding	7.875%	2/15/30	12,950	14,996
BellSouth Corp.	4.200%	9/15/09	3,925	3,920
BellSouth Corp.	4.750%	11/15/12	4,845	4,793
BellSouth Corp.	5.200%	12/15/16	1,125	1,099
BellSouth Corp.	6.875%	10/15/31	6,275	6,785
BellSouth Corp.	6.550%	6/15/34	6,800	7,004
BellSouth Corp.	6.000%	11/15/34	3,835	3,703
BellSouth Telecommunications	6.375%	6/1/28	8,365	8,279
Belo Corp.	7.250%	9/15/27	340	302
British Sky Broadcasting Corp.	6.875%	2/23/09	5,050	5,154
British Sky Broadcasting Corp.	8.200%	7/15/09	1,675	1,753
British Telecommunications PLC	8.625%	12/15/10	8,735	9,599
British Telecommunications PLC	5.950%	1/15/18	500	502
British Telecommunications PLC	9.125%	12/15/30	13,135	17,379
CBS Corp.	7.875%	7/30/30	575	624
CenturyTel Enterprises	6.875%	1/15/28	925	933
CenturyTel, Inc.	7.875%	8/15/12	2,375	2,612
CenturyTel, Inc.	6.000%	4/1/17	425	424
Cingular Wireless LLC	6.500%	12/15/11	2,850	3,011

	Cingular Wireless LLC	7.125%	12/15/31	12,370	13,729
	Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	4,365	4,888
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	8,861	11,052
	Comcast Cable Communications, Inc.	6.875%	6/15/09	1,400	1,438
	Comcast Cable Communications, Inc.	6.750%	1/30/11	8,390	8,773
	Comcast Cable Communications, Inc.	8.875%	5/1/17	2,825	3,335
	Comcast Corp.	5.850%	1/15/10	1,925	1,965
	Comcast Corp.	5.500%	3/15/11	1,925	1,946
	Comcast Corp.	5.300%	1/15/14	7,825	7,692
	Comcast Corp.	6.500%	1/15/15	5,640	5,886
	Comcast Corp.	5.850%	11/15/15	1,000	1,007
	Comcast Corp.	5.900%	3/15/16	17,625	17,764
	Comcast Corp.	6.300%	11/15/17	5,825	6,051
	Comcast Corp.	5.875%	2/15/18	25,750	25,726
	Comcast Corp.	7.050%	3/15/33	1,690	1,834
	Comcast Corp.	6.500%	11/15/35	10,400	10,581
	Comcast Corp.	6.450%	3/15/37	1,375	1,390
	Comcast Corp.	6.950%	8/15/37	10,000	10,746
	Cox Communications, Inc.	4.625%	1/15/10	1,300	1,290
	Cox Communications, Inc.	6.750%	3/15/11	20,400	21,168
	Cox Communications, Inc.	7.125%	10/1/12	5,800	6,226
	Cox Communications, Inc.	5.450%	12/15/14	11,825	11,501
	Cox Communications, Inc.	5.500%	10/1/15	725	706
	Deutsche Telekom International Finance	8.000%	6/15/10	24,335	25,982
	Deutsche Telekom International Finance	5.250%	7/22/13	8,075	8,122
	Deutsche Telekom International Finance	5.750%	3/23/16	9,225	9,238
	Deutsche Telekom International Finance	8.250%	6/15/30	21,580	26,855
	Embarq Corp.	6.738%	6/1/13	650	670
	Embarq Corp.	7.082%	6/1/16	8,625	8,874
	Embarq Corp.	7.995%	6/1/36	2,875	3,018
	France Telecom	7.750%	3/1/11	10,900	11,790
	France Telecom	8.500%	3/1/31	24,575	31,964
	Gannett Co., Inc.	6.375%	4/1/12	5,025	5,208
	Grupo Televisa SA	6.625%	3/18/25	4,125	4,192
	Grupo Televisa SA	8.500%	3/11/32	750	900
	GTE Corp.	8.750%	11/1/21	3,760	4,587
	GTE Corp.	6.940%	4/15/28	4,620	4,919
	Koninklijke KPN NV	8.000%	10/1/10	780	834
	Koninklijke KPN NV	8.375%	10/1/30	5,615	6,745
	McGraw-Hill Cos. Inc.	5.375%	11/15/12	6,550	6,684
	McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,975	6,002
	McGraw-Hill Cos. Inc.	6.550%	11/15/37	7,125	7,147
	New England Telephone & Telegraph Co.	7.875%	11/15/29	775	892
	News America Holdings, Inc.	9.250%	2/1/13	2,841	3,331
	News America Holdings, Inc.	8.000%	10/17/16	4,425	5,023
	News America Holdings, Inc.	7.700%	10/30/25	900	1,003
	News America Holdings, Inc.	8.150%	10/17/36	2,625	3,140
	News America Holdings, Inc.	7.750%	12/1/45	1,775	1,937
	News America Inc.	5.300%	12/15/14	5,925	5,899
	News America Inc.	7.250%	5/18/18	150	164
	News America Inc.	6.550%	3/15/33	275	275
	News America Inc.	6.200%	12/15/34	7,865	7,649
	News America Inc.	6.400%	12/15/35	21,410	21,505
5	News America Inc.	6.650%	11/15/37	1,225	1,275
	Nextel Communications	6.875%	10/31/13	7,100	6,982
	Nextel Communications	5.950%	3/15/14	5,730	5,393
	Nextel Communications	7.375%	8/1/15	8,095	7,997
	Omnicom Group Inc.	5.900%	4/15/16	925	935
	Pacific Bell	7.125%	3/15/26	1,700	1,791

Qwest Communications International Inc.	7.875%	9/1/11	5,250	5,480
Qwest Communications International Inc.	8.875%	3/15/12	5,300	5,691
Qwest Communications International Inc.	7.500%	10/1/14	3,525	3,573
Qwest Communications International Inc.	6.500%	6/1/17	3,750	3,614
R.R. Donnelley & Sons Co.	3.750%	4/1/09	2,200	2,166
R.R. Donnelley & Sons Co.	4.950%	5/15/10	3,400	3,394
R.R. Donnelley & Sons Co.	5.625%	1/15/12	1,850	1,860
R.R. Donnelley & Sons Co.	4.950%	4/1/14	1,275	1,213
R.R. Donnelley & Sons Co.	5.500%	5/15/15	1,585	1,522
R.R. Donnelley & Sons Co.	6.125%	1/15/17	225	222
Reed Elsevier Capital	4.625%	6/15/12	1,375	1,346
Rogers Cable Inc.	5.500%	3/15/14	750	731
Rogers Wireless Inc.	6.375%	3/1/14	11,700	11,876
Sprint Capital Corp.	6.375%	5/1/09	12,275	12,314
Sprint Capital Corp.	7.625%	1/30/11	7,725	8,061
Sprint Capital Corp.	8.375%	3/15/12	1,540	1,671
Sprint Capital Corp.	6.900%	5/1/19	785	778
Sprint Capital Corp.	6.875%	11/15/28	7,800	7,395
Sprint Capital Corp.	8.750%	3/15/32	13,280	14,932
Sprint Nextel Corp.	6.000%	12/1/16	11,900	11,419
TCI Communications, Inc.	8.750%	8/1/15	16,995	19,764
TCI Communications, Inc.	7.875%	2/15/26	425	479
Telecom Italia Capital	4.000%	1/15/10	4,300	4,209
Telecom Italia Capital	4.875%	10/1/10	3,400	3,383
Telecom Italia Capital	6.200%	7/18/11	9,600	9,986
Telecom Italia Capital	5.250%	11/15/13	6,960	6,895
Telecom Italia Capital	4.950%	9/30/14	4,000	3,854
Telecom Italia Capital	5.250%	10/1/15	8,425	8,181
Telecom Italia Capital	6.375%	11/15/33	3,295	3,286
Telecom Italia Capital	7.200%	7/18/36	3,285	3,575
Tele-Communications, Inc.	7.875%	8/1/13	14,425	16,088
Telefonica Emisiones SAU	5.984%	6/20/11	9,825	10,080
Telefonica Emisiones SAU	5.855%	2/4/13	1,900	1,955
Telefonica Emisiones SAU	6.421%	6/20/16	14,000	14,740
Telefonica Emisiones SAU	7.045%	6/20/36	15,100	17,004
Telefonica Europe BV	7.750%	9/15/10	12,775	13,627
Telefonica Europe BV	8.250%	9/15/30	5,775	7,072
Telefonos de Mexico SA	4.750%	1/27/10	2,850	2,850
Telefonos de Mexico SA	5.500%	1/27/15	18,275	17,887
Telus Corp.	8.000%	6/1/11	9,250	10,019
Thomson Corp.	6.200%	1/5/12	5,725	5,949
Thomson Corp.	5.700%	10/1/14	5,575	5,606
Thomson Corp.	5.500%	8/15/35	1,150	1,025
Time Warner Cable Inc.	5.400%	7/2/12	7,050	7,067
Time Warner Cable Inc.	5.850%	5/1/17	23,370	23,524
Time Warner Cable Inc.	6.550%	5/1/37	3,700	3,765
Time Warner Entertainment	10.150%	5/1/12	1,075	1,275
Time Warner Entertainment	8.875%	10/1/12	850	956
Time Warner Entertainment	8.375%	3/15/23	2,815	3,306
Time Warner Entertainment	8.375%	7/15/33	8,735	10,568
US Cellular	6.700%	12/15/33	3,800	3,481
US West Communications Group	7.500%	6/15/23	4,575	4,352
US West Communications Group	6.875%	9/15/33	5,225	4,814
Verizon Communications Corp.	5.350%	2/15/11	7,950	8,110
Verizon Communications Corp.	5.550%	2/15/16	11,325	11,482
Verizon Communications Corp.	6.250%	4/1/37	900	910
Verizon Global Funding Corp.	7.250%	12/1/10	8,050	8,594
Verizon Global Funding Corp.	6.875%	6/15/12	17,400	18,781
Verizon Global Funding Corp.	7.375%	9/1/12	7,975	8,771

	Verizon Global Funding Corp.	4.375%	6/1/13	560	539
	Verizon Global Funding Corp.	7.750%	12/1/30	2,890	3,388
	Verizon Global Funding Corp.	5.850%	9/15/35	4,925	4,815
	Verizon Maryland, Inc.	6.125%	3/1/12	500	519
	Verizon Maryland, Inc.	5.125%	6/15/33	450	378
	Verizon New England, Inc.	6.500%	9/15/11	4,670	4,909
	Verizon New Jersey, Inc.	5.875%	1/17/12	7,815	8,097
	Verizon New York, Inc.	6.875%	4/1/12	3,350	3,561
	Verizon New York, Inc.	7.375%	4/1/32	2,625	2,814
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	11,125	11,467
	Verizon Virginia, Inc.	4.625%	3/15/13	6,625	6,381
	Viacom Inc.	7.700%	7/30/10	5,375	5,710
	Viacom Inc.	6.625%	5/15/11	2,760	2,860
	Viacom Inc.	5.625%	8/15/12	3,700	3,711
	Viacom Inc.	4.625%	5/15/18	500	432
	Viacom Inc.	5.500%	5/15/33	675	565
	Vodafone AirTouch PLC	7.750%	2/15/10	1,955	2,062
	Vodafone AirTouch PLC	7.875%	2/15/30	4,900	5,738
	Vodafone Group PLC	5.350%	2/27/12	1,575	1,595
	Vodafone Group PLC	5.000%	12/16/13	575	562
	Vodafone Group PLC	5.375%	1/30/15	5,775	5,694
	Vodafone Group PLC	5.000%	9/15/15	4,700	4,543
	Vodafone Group PLC	5.750%	3/15/16	4,350	4,365
	Vodafone Group PLC	5.625%	2/27/17	14,100	14,187
	Vodafone Group PLC	6.250%	11/30/32	9,225	9,092
	Vodafone Group PLC	6.150%	2/27/37	4,175	4,149
	WPP Finance USA Corp.	5.875%	6/15/14	3,875	3,914
	Consumer Cyclical (1.4%)
	Brinker International	5.750%	6/1/14	1,925	1,886
	Centex Corp.	4.550%	11/1/10	700	619
	Centex Corp.	7.875%	2/1/11	290	285
	Centex Corp.	5.450%	8/15/12	2,100	1,827
	Centex Corp.	5.125%	10/1/13	3,690	3,157
	Centex Corp.	5.700%	5/15/14	750	652
	Centex Corp.	6.500%	5/1/16	2,875	2,538
	Costco Wholesale Corp.	5.300%	3/15/12	3,625	3,718
	Costco Wholesale Corp.	5.500%	3/15/17	11,200	11,347
	CVS Caremark Corp.	4.000%	9/15/09	1,075	1,056
	CVS Caremark Corp.	5.750%	8/15/11	2,025	2,075
3	CVS Caremark Corp.	6.302%	6/1/12	5,325	5,137
	CVS Corp.	4.875%	9/15/14	2,750	2,634
	CVS Corp.	5.750%	6/1/17	1,950	1,970
	CVS Corp.	6.250%	6/1/27	20,975	21,221
	D.R. Horton, Inc.	4.875%	1/15/10	2,775	2,530
	D.R. Horton, Inc.	6.000%	4/15/11	6,575	5,985
	D.R. Horton, Inc.	5.375%	6/15/12	500	427
	D.R. Horton, Inc.	5.250%	2/15/15	5,050	3,884
	D.R. Horton, Inc.	5.625%	1/15/16	250	209
	D.R. Horton, Inc.	6.500%	4/15/16	6,000	5,156
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	75	77
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	1,700	1,687
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	25,535	25,886
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	19,850	20,112
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	27,370	29,212
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	7,100	7,373
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	9,005	11,184
	Darden Restaurants Inc.	5.625%	10/15/12	5,700	5,777
	Darden Restaurants Inc.	6.200%	10/15/17	2,750	2,732
	Darden Restaurants Inc.	6.800%	10/15/37	3,300	3,348

Federated Department Stores, Inc.	6.300%	4/1/09	4,743	4,812
Federated Department Stores, Inc.	6.625%	4/1/11	3,225	3,379
Federated Department Stores, Inc.	6.900%	4/1/29	7,200	6,732
Federated Retail Holding	5.350%	3/15/12	3,300	3,219
Federated Retail Holding	5.900%	12/1/16	12,875	12,039
Federated Retail Holding	6.375%	3/15/37	1,950	1,688
Home Depot Inc.	3.750%	9/15/09	6,150	6,023
Home Depot Inc.	4.625%	8/15/10	6,150	6,017
Home Depot Inc.	5.200%	3/1/11	1,675	1,669
Home Depot Inc.	5.250%	12/16/13	10,700	10,408
Home Depot Inc.	5.400%	3/1/16	3,950	3,729
Home Depot Inc.	5.875%	12/16/36	9,325	7,894
ITT Corp.	7.375%	11/15/15	11,250	11,585
J.C. Penney Co., Inc.	8.000%	3/1/10	6,625	6,913
J.C. Penney Co., Inc.	7.950%	4/1/17	4,950	5,287
J.C. Penney Co., Inc.	5.750%	2/15/18	325	304
J.C. Penney Co., Inc.	6.375%	10/15/36	7,850	7,028
J.C. Penney Co., Inc.	7.400%	4/1/37	3,275	3,249
Johnson Controls, Inc.	5.250%	1/15/11	3,475	3,508
Johnson Controls, Inc.	6.000%	1/15/36	325	310
Kohl’s Corp.	6.250%	12/15/17	2,775	2,783
Kohl’s Corp.	6.000%	1/15/33	825	705
Kohl’s Corp.	6.875%	12/15/37	2,450	2,336
Limited Brands Inc.	7.600%	7/15/37	250	229
Lowe’s Cos., Inc.	8.250%	6/1/10	1,000	1,080
Lowe’s Cos., Inc.	5.600%	9/15/12	3,500	3,599
Lowe’s Cos., Inc.	5.000%	10/15/15	3,800	3,626
Lowe’s Cos., Inc.	5.400%	10/15/16	8,850	8,664
Lowe’s Cos., Inc.	6.100%	9/15/17	2,675	2,750
Lowe’s Cos., Inc.	6.875%	2/15/28	460	487
Lowe’s Cos., Inc.	6.500%	3/15/29	4,726	4,810
Lowe’s Cos., Inc.	5.500%	10/15/35	200	175
Lowe’s Cos., Inc.	5.800%	10/15/36	6,100	5,602
Lowe’s Cos., Inc.	6.650%	9/15/37	1,725	1,751
Macy’s Retail Holdings Inc.	6.790%	7/15/27	2,805	2,617
Macy’s Retail Holdings Inc.	7.000%	2/15/28	1,625	1,539
Marriott International	4.625%	6/15/12	3,925	3,814
Marriott International	5.625%	2/15/13	2,825	2,817
Marriott International	6.200%	6/15/16	1,650	1,672
Marriott International	6.375%	6/15/17	2,000	2,041
May Department Stores Co.	5.750%	7/15/14	4,325	4,113
May Department Stores Co.	6.650%	7/15/24	2,600	2,401
McDonald’s Corp.	6.000%	4/15/11	3,385	3,567
McDonald’s Corp.	5.300%	3/15/17	1,000	1,001
McDonald’s Corp.	5.800%	10/15/17	4,350	4,505
McDonald’s Corp.	6.300%	10/15/37	2,475	2,547
Nordstrom, Inc.	6.250%	1/15/18	1,825	1,865
Nordstrom, Inc.	6.950%	3/15/28	1,325	1,337
Nordstrom, Inc.	7.000%	1/15/38	1,250	1,304
Starwood Hotel Resorts	7.875%	5/1/12	3,875	4,127
Starwood Hotel Resorts	6.250%	2/15/13	4,300	4,302
Target Corp.	7.500%	8/15/10	1,700	1,825
Target Corp.	6.350%	1/15/11	2,645	2,772
Target Corp.	5.875%	3/1/12	6,200	6,425
Target Corp.	4.000%	6/15/13	475	443
Target Corp.	5.875%	7/15/16	23,050	23,124
Target Corp.	7.000%	7/15/31	3,035	3,155
Target Corp.	6.350%	11/1/32	7,425	7,230
Target Corp.	6.500%	10/15/37	7,700	7,683

The Walt Disney Co.	5.700%	7/15/11	17,375	18,009
The Walt Disney Co.	6.375%	3/1/12	1,250	1,338
The Walt Disney Co.	5.625%	9/15/16	5,100	5,251
The Walt Disney Co.	6.000%	7/17/17	6,325	6,635
Time Warner, Inc.	6.750%	4/15/11	9,100	9,457
Time Warner, Inc.	5.500%	11/15/11	6,825	6,842
Time Warner, Inc.	6.875%	5/1/12	2,725	2,872
Time Warner, Inc.	9.125%	1/15/13	825	942
Time Warner, Inc.	5.875%	11/15/16	11,375	11,288
Time Warner, Inc.	9.150%	2/1/23	11,825	14,476
Time Warner, Inc.	7.570%	2/1/24	1,500	1,623
Time Warner, Inc.	6.625%	5/15/29	9,400	9,399
Time Warner, Inc.	7.625%	4/15/31	14,175	15,574
Time Warner, Inc.	7.700%	5/1/32	4,745	5,282
Time Warner, Inc.	6.500%	11/15/36	6,600	6,427
Toll Brothers, Inc.	5.150%	5/15/15	3,900	3,558
Toyota Motor Credit Corp.	4.250%	3/15/10	16,875	16,972
Toyota Motor Credit Corp.	4.350%	12/15/10	5,475	5,527
Toyota Motor Credit Corp.	5.450%	5/18/11	3,675	3,836
VF Corp.	5.950%	11/1/17	3,125	3,125
VF Corp.	6.450%	11/1/37	2,850	2,749
Viacom Inc.	5.750%	4/30/11	2,175	2,196
Viacom Inc.	6.250%	4/30/16	7,275	7,309
Viacom Inc.	6.125%	10/5/17	2,850	2,856
Viacom Inc.	6.875%	4/30/36	7,000	7,069
Wal-Mart Stores, Inc.	6.875%	8/10/09	13,395	13,944
Wal-Mart Stores, Inc.	4.000%	1/15/10	10,950	10,943
Wal-Mart Stores, Inc.	4.125%	7/1/10	12,100	12,058
Wal-Mart Stores, Inc.	4.125%	2/15/11	22,825	22,891
Wal-Mart Stores, Inc.	4.550%	5/1/13	1,700	1,694
Wal-Mart Stores, Inc.	7.250%	6/1/13	800	891
Wal-Mart Stores, Inc.	4.500%	7/1/15	1,050	1,016
Wal-Mart Stores, Inc.	5.375%	4/5/17	4,675	4,759
Wal-Mart Stores, Inc.	5.800%	2/15/18	700	720
Wal-Mart Stores, Inc.	5.875%	4/5/27	21,950	21,356
Wal-Mart Stores, Inc.	7.550%	2/15/30	14,420	16,677
Wal-Mart Stores, Inc.	5.250%	9/1/35	2,900	2,560
Wal-Mart Stores, Inc.	6.500%	8/15/37	6,500	6,858
Western Union Co.	5.400%	11/17/11	4,925	4,973
Western Union Co.	5.930%	10/1/16	5,750	5,751
Western Union Co.	6.200%	11/17/36	3,375	3,216
Yum! Brands, Inc.	8.875%	4/15/11	4,350	4,769
Yum! Brands, Inc.	7.700%	7/1/12	2,175	2,360
Yum! Brands, Inc.	6.250%	4/15/16	4,525	4,604
Yum! Brands, Inc.	6.250%	3/15/18	2,950	2,975
Yum! Brands, Inc.	6.875%	11/15/37	10,075	10,047
Consumer Noncyclical (1.7%)
Abbott Laboratories	3.500%	2/17/09	7,725	7,658
Abbott Laboratories	3.750%	3/15/11	2,975	2,911
Abbott Laboratories	5.600%	5/15/11	9,000	9,327
Abbott Laboratories	5.150%	11/30/12	4,725	4,869
Abbott Laboratories	4.350%	3/15/14	925	891
Abbott Laboratories	5.875%	5/15/16	11,125	11,654
Abbott Laboratories	5.600%	11/30/17	4,500	4,621
Allergan Inc.	5.750%	4/1/16	1,375	1,400
Altria Group, Inc.	7.000%	11/4/13	1,425	1,587
AmerisourceBergen Corp.	5.625%	9/15/12	1,275	1,299
AmerisourceBergen Corp.	5.875%	9/15/15	7,300	7,227
Amgen Inc.	4.000%	11/18/09	6,800	6,767

	Amgen Inc.	4.850%	11/18/14	5,975	5,743
5	Amgen Inc.	5.850%	6/1/17	9,325	9,434
5	Amgen Inc.	6.375%	6/1/37	4,500	4,535
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	1,500	1,565
	Anheuser-Busch Cos., Inc.	4.375%	1/15/13	3,675	3,590
	Anheuser-Busch Cos., Inc.	5.600%	3/1/17	2,250	2,292
	Anheuser-Busch Cos., Inc.	5.500%	1/15/18	3,600	3,673
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	2,600	2,878
	Anheuser-Busch Cos., Inc.	5.750%	4/1/36	5,475	5,278
	Anheuser-Busch Cos., Inc.	6.450%	9/1/37	4,225	4,621
	Archer-Daniels-Midland Co.	7.500%	3/15/27	1,450	1,648
	Archer-Daniels-Midland Co.	7.000%	2/1/31	2,450	2,640
	Archer-Daniels-Midland Co.	5.935%	10/1/32	4,725	4,570
	Archer-Daniels-Midland Co.	5.375%	9/15/35	7,775	6,823
	Archer-Daniels-Midland Co.	6.450%	1/15/38	1,950	2,036
	AstraZeneca PLC	5.400%	9/15/12	17,875	18,428
	AstraZeneca PLC	5.400%	6/1/14	3,750	3,844
	AstraZeneca PLC	5.900%	9/15/17	15,350	16,127
	AstraZeneca PLC	6.450%	9/15/37	20,925	22,853
	Baxter Finco, BV	4.750%	10/15/10	6,875	6,936
	Baxter International, Inc.	5.900%	9/1/16	2,575	2,694
	Baxter International, Inc.	6.250%	12/1/37	4,375	4,498
	Bottling Group LLC	4.625%	11/15/12	17,010	17,162
	Bottling Group LLC	5.000%	11/15/13	2,525	2,531
	Bottling Group LLC	5.500%	4/1/16	5,900	5,979
	Bristol-Myers Squibb Co.	7.150%	6/15/23	750	843
	Bristol-Myers Squibb Co.	5.875%	11/15/36	17,450	17,328
	Bristol-Myers Squibb Co.	6.875%	8/1/97	1,125	1,178
	Bunge Ltd. Finance Corp.	4.375%	12/15/08	1,325	1,316
	Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,950	1,869
	C.R. Bard, Inc.	6.700%	12/1/26	6,300	6,530
	Campbell Soup Co.	6.750%	2/15/11	6,600	7,004
5	Cardinal Health, Inc.	5.650%	6/15/12	900	920
	Cardinal Health, Inc.	4.000%	6/15/15	650	586
5	Cardinal Health, Inc.	6.300%	10/15/16	2,150	2,225
	Cardinal Health, Inc.	5.850%	12/15/17	1,630	1,632
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	4,055	4,770
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	3,675	4,231
	Clorox Co.	4.200%	1/15/10	10,600	10,453
	Clorox Co.	5.000%	1/15/15	2,675	2,555
	Coca-Cola Co.	5.350%	11/15/17	13,175	13,564
	Coca-Cola Enterprises Inc.	4.375%	9/15/09	5,100	5,098
	Coca-Cola Enterprises Inc.	4.250%	9/15/10	340	339
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	4,400	4,568
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	3,675	4,589
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	1,550	1,871
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	600	666
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	3,245	3,615
	Coca-Cola HBC Finance	5.125%	9/17/13	670	676
	ConAgra Foods, Inc.	7.875%	9/15/10	5,950	6,389
	ConAgra Foods, Inc.	6.750%	9/15/11	895	941
	ConAgra Foods, Inc.	5.819%	6/15/17	1,176	1,183
	ConAgra Foods, Inc.	9.750%	3/1/21	129	171
	ConAgra Foods, Inc.	7.125%	10/1/26	1,000	1,071
	ConAgra Foods, Inc.	7.000%	10/1/28	875	926
	ConAgra Foods, Inc.	8.250%	9/15/30	1,420	1,672
	Coors Brewing Co.	6.375%	5/15/12	74	79
5	Covidien International	5.450%	10/15/12	7,800	8,031
5	Covidien International	6.000%	10/15/17	8,025	8,211

5	Covidien International	6.550%	10/15/37	5,125	5,285
	Diageo Capital PLC	7.250%	11/1/09	450	475
	Diageo Capital PLC	4.375%	5/3/10	1,500	1,491
	Diageo Capital PLC	5.200%	1/30/13	4,525	4,562
	Diageo Capital PLC	5.500%	9/30/16	1,700	1,689
	Diageo Capital PLC	5.750%	10/23/17	8,525	8,648
	Diageo Capital PLC	5.875%	9/30/36	475	455
	Diageo Finance BV	5.300%	10/28/15	7,975	7,901
	Eli Lilly & Co.	6.000%	3/15/12	3,825	4,042
	Eli Lilly & Co.	5.200%	3/15/17	11,900	11,816
	Eli Lilly & Co.	5.500%	3/15/27	6,725	6,565
	Eli Lilly & Co.	5.550%	3/15/37	200	195
	Estee Lauder Ace Trust I	6.000%	5/15/37	925	922
	Fortune Brands Inc.	5.125%	1/15/11	3,225	3,220
	Fortune Brands Inc.	5.375%	1/15/16	4,925	4,648
	Fortune Brands Inc.	5.875%	1/15/36	3,625	3,306
	Genentech Inc.	4.400%	7/15/10	1,350	1,356
	Genentech Inc.	4.750%	7/15/15	1,225	1,195
	Genentech Inc.	5.250%	7/15/35	3,550	3,313
	General Mills, Inc.	6.000%	2/15/12	10,907	11,206
	General Mills, Inc.	5.650%	9/10/12	2,975	3,024
	General Mills, Inc.	5.700%	2/15/17	11,275	11,089
	Gillette Co.	3.800%	9/15/09	1,400	1,399
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	3,750	3,649
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	4,450	4,187
	Grand Metropolitan Investment Corp.	9.000%	8/15/11	500	572
	Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,075	1,225
	H.J. Heinz Co.	6.625%	7/15/11	7,200	7,527
	H.J. Heinz Co.	6.375%	7/15/28	475	484
	H.J. Heinz Co.	6.750%	3/15/32	3,325	3,494
	Hasbro Inc.	6.300%	9/15/17	7,025	7,107
	Hershey Foods Corp.	5.300%	9/1/11	2,500	2,568
	Hershey Foods Corp.	5.450%	9/1/16	1,550	1,566
	Hospira, Inc.	4.950%	6/15/09	1,075	1,082
	Hospira, Inc.	5.900%	6/15/14	1,925	1,954
	Hospira, Inc.	6.050%	3/30/17	250	250
	Imperial Tobacco	7.125%	4/1/09	1,000	1,020
^	Johnson & Johnson	5.150%	8/15/12	10,250	10,743
	Johnson & Johnson	3.800%	5/15/13	3,940	3,819
	Johnson & Johnson	5.550%	8/15/17	1,375	1,462
	Johnson & Johnson	6.950%	9/1/29	1,625	1,941
	Johnson & Johnson	4.950%	5/15/33	1,850	1,737
	Johnson & Johnson	5.950%	8/15/37	9,225	10,020
	Kellogg Co.	6.600%	4/1/11	13,775	14,605
	Kellogg Co.	5.125%	12/3/12	2,800	2,828
	Kellogg Co.	7.450%	4/1/31	7,065	8,063
	Kimberly-Clark Corp.	5.625%	2/15/12	4,950	5,159
	Kimberly-Clark Corp.	4.875%	8/15/15	6,250	6,090
	Kimberly-Clark Corp.	6.125%	8/1/17	10,450	10,965
	Kimberly-Clark Corp.	6.250%	7/15/18	175	186
	Kimberly-Clark Corp.	6.625%	8/1/37	1,300	1,440
	Kraft Foods, Inc.	4.125%	11/12/09	6,400	6,317
	Kraft Foods, Inc.	5.625%	11/1/11	22,125	22,577
	Kraft Foods, Inc.	6.250%	6/1/12	5,540	5,764
	Kraft Foods, Inc.	5.250%	10/1/13	25	25
	Kraft Foods, Inc.	6.500%	8/11/17	15,600	16,154
	Kraft Foods, Inc.	6.500%	11/1/31	9,575	9,420
	Kraft Foods, Inc.	7.000%	8/11/37	3,700	3,888
	Kroger Co.	7.250%	6/1/09	4,225	4,350

	Kroger Co.	6.800%	4/1/11	2,600	2,772
	Kroger Co.	6.750%	4/15/12	10,575	11,217
	Kroger Co.	6.200%	6/15/12	3,500	3,639
	Kroger Co.	5.500%	2/1/13	1,725	1,756
	Kroger Co.	4.950%	1/15/15	3,675	3,524
	Kroger Co.	6.400%	8/15/17	750	780
	Kroger Co.	6.800%	12/15/18	4,025	4,275
	Kroger Co.	7.700%	6/1/29	9,200	10,333
	Kroger Co.	8.000%	9/15/29	1,250	1,448
	Kroger Co.	7.500%	4/1/31	3,020	3,377
	Laboratory Corp. of America	5.500%	2/1/13	340	332
	Laboratory Corp. of America	5.625%	12/15/15	2,975	2,915
	McKesson Corp.	7.750%	2/1/12	750	827
	Mckesson Corp.	5.250%	3/1/13	9,875	9,919
	Medtronic Inc.	4.375%	9/15/10	2,775	2,771
	Medtronic Inc.	4.750%	9/15/15	4,750	4,576
	Merck & Co.	4.375%	2/15/13	2,450	2,425
	Merck & Co.	4.750%	3/1/15	7,375	7,328
	Merck & Co.	6.400%	3/1/28	4,005	4,340
	Merck & Co.	5.950%	12/1/28	2,675	2,757
	Merck & Co.	5.750%	11/15/36	775	784
	Molson Coors Capital Finance	4.850%	9/22/10	1,975	1,999
	Newell Rubbermaid, Inc.	4.000%	5/1/10	3,225	3,209
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,200	2,503
	PepsiAmericas Inc.	5.750%	7/31/12	3,225	3,391
	PepsiAmericas Inc.	4.875%	1/15/15	375	364
	PepsiAmericas Inc.	5.000%	5/15/17	4,600	4,395
	Pepsico, Inc.	5.150%	5/15/12	2,650	2,752
	Pepsico, Inc.	4.650%	2/15/13	3,550	3,590
	Pfizer, Inc.	4.500%	2/15/14	9,350	9,248
	Pharmacia Corp.	6.600%	12/1/28	775	868
	Philip Morris Cos., Inc.	7.750%	1/15/27	3,645	4,699
	Procter & Gamble Co.	6.875%	9/15/09	15,700	16,502
	Procter & Gamble Co.	4.950%	8/15/14	1,600	1,635
	Procter & Gamble Co.	6.450%	1/15/26	1,825	2,018
	Procter & Gamble Co.	5.800%	8/15/34	3,375	3,494
	Procter & Gamble Co.	5.550%	3/5/37	13,500	13,645
3	Procter & Gamble Co. ESOP	9.360%	1/1/21	14,060	17,970
	Quest Diagnostic, Inc.	5.450%	11/1/15	8,175	7,953
	Quest Diagnostic, Inc.	6.400%	7/1/17	675	702
	Quest Diagnostic, Inc.	6.950%	7/1/37	3,300	3,399
	Reynolds American Inc.	6.500%	7/15/10	2,525	2,613
	Reynolds American Inc.	7.250%	6/1/12	2,525	2,664
	Reynolds American Inc.	7.250%	6/1/13	4,750	5,083
	Reynolds American Inc.	6.750%	6/15/17	5,800	5,974
	Reynolds American Inc.	7.250%	6/15/37	4,700	4,947
	Safeway, Inc.	4.950%	8/16/10	3,125	3,131
	Safeway, Inc.	6.500%	3/1/11	4,200	4,384
	Safeway, Inc.	5.800%	8/15/12	3,650	3,774
	Safeway, Inc.	6.350%	8/15/17	800	834
	Safeway, Inc.	7.250%	2/1/31	5,700	6,153
	Schering-Plough Corp.	5.550%	12/1/13	8,450	8,561
	Schering-Plough Corp.	6.000%	9/15/17	900	935
	Schering-Plough Corp.	6.750%	12/1/33	9,075	9,781
	Schering-Plough Corp.	6.550%	9/15/37	1,025	1,090
	Sysco Corp.	5.375%	9/21/35	4,725	4,313
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	11,475	11,375
	Unilever Capital Corp.	7.125%	11/1/10	10,950	11,752
	Unilever Capital Corp.	5.900%	11/15/32	3,725	3,717

UST, Inc.	6.625%	7/15/12	800	848
Wm. Wrigley Jr. Co.	4.300%	7/15/10	5,725	5,716
Wm. Wrigley Jr. Co.	4.650%	7/15/15	5,550	5,427
Wyeth	6.950%	3/15/11	2,450	2,606
Wyeth	5.500%	3/15/13	10,300	10,561
Wyeth	5.500%	2/1/14	7,425	7,525
Wyeth	5.500%	2/15/16	400	403
Wyeth	5.450%	4/1/17	3,175	3,205
Wyeth	6.450%	2/1/24	1,850	1,940
Wyeth	6.500%	2/1/34	1,975	2,089
Wyeth	6.000%	2/15/36	6,125	6,087
Wyeth	5.950%	4/1/37	22,320	22,363
Energy (1.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	975	1,078
Amerada Hess Corp.	6.650%	8/15/11	7,450	7,854
Amerada Hess Corp.	7.875%	10/1/29	6,250	7,418
Amerada Hess Corp.	7.125%	3/15/33	6,475	7,096
Anadarko Finance Co.	6.750%	5/1/11	3,675	3,844
Anadarko Finance Co.	7.500%	5/1/31	985	1,100
Anadarko Petroleum Corp.	5.950%	9/15/16	10,325	10,473
Anadarko Petroleum Corp.	6.450%	9/15/36	16,520	16,922
Apache Corp.	6.250%	4/15/12	1,700	1,801
Apache Corp.	5.250%	4/15/13	675	687
Apache Corp.	5.625%	1/15/17	1,050	1,070
Apache Corp.	6.000%	1/15/37	6,500	6,399
Apache Finance Canada	7.750%	12/15/29	1,350	1,624
Atlantic Richfield Co.	5.900%	4/15/09	3,484	3,561
Baker Hughes, Inc.	6.250%	1/15/09	500	508
Baker Hughes, Inc.	6.875%	1/15/29	825	891
Burlington Resources, Inc.	6.680%	2/15/11	4,300	4,594
Burlington Resources, Inc.	6.500%	12/1/11	3,975	4,275
Burlington Resources, Inc.	7.200%	8/15/31	850	982
Burlington Resources, Inc.	7.400%	12/1/31	4,575	5,465
Canadian Natural Resources	5.450%	10/1/12	1,675	1,693
Canadian Natural Resources	4.900%	12/1/14	5,575	5,327
Canadian Natural Resources	6.000%	8/15/16	5,375	5,437
Canadian Natural Resources	5.700%	5/15/17	6,375	6,358
Canadian Natural Resources	7.200%	1/15/32	5,375	5,853
Canadian Natural Resources	6.450%	6/30/33	5,065	5,055
Canadian Natural Resources	6.500%	2/15/37	9,175	9,216
Canadian Natural Resources	6.250%	3/15/38	5,625	5,486
Conoco Funding Co.	6.350%	10/15/11	23,385	24,849
Conoco Funding Co.	7.250%	10/15/31	350	404
Conoco, Inc.	6.950%	4/15/29	1,005	1,154
ConocoPhillips	5.900%	10/15/32	1,950	2,000
ConocoPhillips Canada	5.300%	4/15/12	5,025	5,151
ConocoPhillips Canada	5.625%	10/15/16	19,975	20,684
ConocoPhillips Canada	5.950%	10/15/36	3,475	3,604
Devon Financing Corp.	6.875%	9/30/11	10,735	11,479
Devon Financing Corp.	7.875%	9/30/31	3,725	4,460
Diamond Offshore Drilling	4.875%	7/1/15	775	749
Encana Corp.	4.600%	8/15/09	1,225	1,221
Encana Corp.	6.500%	8/15/34	9,025	9,191
Encana Corp.	6.625%	8/15/37	11,900	12,390
Encana Corp.	6.500%	2/1/38	525	542
Encana Holdings Finance Corp.	5.800%	5/1/14	2,100	2,157
EOG Resources Inc.	5.875%	9/15/17	9,250	9,482
Halliburton Co.	5.500%	10/15/10	4,100	4,234
Husky Energy Inc.	6.250%	6/15/12	2,875	3,016

	Husky Energy Inc.	6.150%	6/15/19	1,000	1,022
	Husky Energy Inc.	6.800%	9/15/37	2,400	2,508
	Kerr McGee Corp.	6.875%	9/15/11	6,850	7,248
	Kerr McGee Corp.	6.950%	7/1/24	11,770	12,566
	Kerr McGee Corp.	7.875%	9/15/31	1,700	2,047
	Lasmo Inc.	7.300%	11/15/27	400	462
	Marathon Oil Corp.	6.125%	3/15/12	9,470	9,890
	Marathon Oil Corp.	6.000%	7/1/12	3,400	3,527
	Marathon Oil Corp.	6.000%	10/1/17	4,675	4,772
	Marathon Oil Corp.	6.600%	10/1/37	11,775	12,302
	Nexen, Inc.	5.050%	11/20/13	3,700	3,614
	Nexen, Inc.	5.650%	5/15/17	2,325	2,294
	Nexen, Inc.	7.875%	3/15/32	1,100	1,288
	Nexen, Inc.	5.875%	3/10/35	400	368
	Nexen, Inc.	6.400%	5/15/37	12,975	12,829
	Noble Energy Inc.	8.000%	4/1/27	175	205
	Norsk Hydro	6.360%	1/15/09	2,725	2,774
	Norsk Hydro	7.250%	9/23/27	6,325	7,291
	Norsk Hydro	7.150%	1/15/29	3,475	3,942
	Occidental Petroleum	6.750%	1/15/12	6,725	7,259
	PanCanadian Energy Corp.	7.200%	11/1/31	7,050	7,766
	Petro-Canada	4.000%	7/15/13	1,675	1,560
	Petro-Canada	7.875%	6/15/26	1,675	1,998
	Petro-Canada	7.000%	11/15/28	1,375	1,509
	Petro-Canada	5.350%	7/15/33	5,975	5,352
	Petro-Canada	5.950%	5/15/35	8,475	8,169
	Petro-Canada Financial Partnership	5.000%	11/15/14	1,600	1,556
	Phillips Petroleum Co.	8.750%	5/25/10	1,250	1,374
	Questar Market Resources	6.050%	9/1/16	3,575	3,578
	Shell International Finance	5.625%	6/27/11	1,000	1,044
	Shell International Finance	4.950%	3/22/12	3,450	3,536
	Shell International Finance	5.200%	3/22/17	3,525	3,635
	Suncor Energy, Inc.	7.150%	2/1/32	1,700	1,897
	Suncor Energy, Inc.	5.950%	12/1/34	150	146
	Suncor Energy, Inc.	6.500%	6/15/38	9,575	10,108
	Sunoco, Inc.	4.875%	10/15/14	1,700	1,654
	Sunoco, Inc.	5.750%	1/15/17	2,300	2,267
	Talisman Energy, Inc.	5.125%	5/15/15	1,400	1,365
	Talisman Energy, Inc.	7.250%	10/15/27	1,050	1,141
	Talisman Energy, Inc.	5.850%	2/1/37	5,500	5,140
	Tosco Corp.	8.125%	2/15/30	18,775	23,909
	Transocean Inc.	5.250%	3/15/13	2,600	2,607
	Transocean Inc.	6.000%	3/15/18	6,325	6,308
	Transocean Inc.	7.500%	4/15/31	2,650	2,919
	Transocean Inc.	6.800%	3/15/38	6,050	6,172
	Valero Energy Corp.	6.875%	4/15/12	17,725	18,878
	Valero Energy Corp.	4.750%	6/15/13	340	331
	Valero Energy Corp.	6.125%	6/15/17	2,000	2,028
	Valero Energy Corp.	7.500%	4/15/32	5,265	5,817
	Valero Energy Corp.	6.625%	6/15/37	5,350	5,322
5	Weatherford International Inc.	5.950%	6/15/12	750	784
5	Weatherford International Inc.	6.350%	6/15/17	5,350	5,606
	Weatherford International Inc.	6.500%	8/1/36	11,125	11,060
5	Weatherford International Inc.	6.800%	6/15/37	1,875	1,957
	XTO Energy, Inc.	5.900%	8/1/12	6,025	6,257
	XTO Energy, Inc.	6.250%	4/15/13	4,800	5,080
	XTO Energy, Inc.	4.900%	2/1/14	525	516
	XTO Energy, Inc.	5.000%	1/31/15	1,725	1,676
	XTO Energy, Inc.	5.300%	6/30/15	1,475	1,458

	XTO Energy, Inc.	6.250%	8/1/17	10,450	10,942
	XTO Energy, Inc.	6.100%	4/1/36	1,300	1,275
	XTO Energy, Inc.	6.750%	8/1/37	5,125	5,567
	Technology (0.5%)
	Agilent Technologies Inc.	6.500%	11/1/17	9,300	9,341
	Cisco Systems Inc.	5.250%	2/22/11	26,825	27,473
	Cisco Systems Inc.	5.500%	2/22/16	18,250	18,722
	Computer Sciences Corp.	5.000%	2/15/13	1,350	1,332
	Corning Inc.	7.250%	8/15/36	400	438
	Electronic Data Systems	7.125%	10/15/09	575	595
	Electronic Data Systems	6.500%	8/1/13	4,650	4,733
	Equifax Inc.	6.300%	7/1/17	1,300	1,324
	Equifax Inc.	7.000%	7/1/37	1,900	1,828
	Fiserv, Inc.	6.125%	11/20/12	11,075	11,273
	Fiserv, Inc.	6.800%	11/20/17	7,075	7,276
	Harris Corp.	5.000%	10/1/15	4,400	4,147
	Harris Corp.	5.950%	12/1/17	250	249
	Hewlett-Packard Co.	5.250%	3/1/12	1,100	1,128
	Hewlett-Packard Co.	6.500%	7/1/12	1,835	1,980
	Hewlett-Packard Co.	5.400%	3/1/17	2,025	2,031
	IBM International Group Capital	5.050%	10/22/12	23,275	23,793
	International Business Machines Corp.	5.375%	2/1/09	3,975	4,030
	International Business Machines Corp.	4.950%	3/22/11	5,800	5,899
	International Business Machines Corp.	7.500%	6/15/13	3,575	4,006
	International Business Machines Corp.	5.700%	9/14/17	40,625	42,164
	International Business Machines Corp.	7.000%	10/30/25	720	798
	International Business Machines Corp.	6.220%	8/1/27	6,250	6,469
	International Business Machines Corp.	6.500%	1/15/28	700	748
	International Business Machines Corp.	5.875%	11/29/32	500	506
	International Business Machines Corp.	7.125%	12/1/96	6,735	7,419
	Intuit Inc.	5.400%	3/15/12	2,475	2,507
	Intuit Inc.	5.750%	3/15/17	2,925	2,880
	Motorola, Inc.	7.625%	11/15/10	619	660
	Motorola, Inc.	8.000%	11/1/11	725	792
	Motorola, Inc.	5.375%	11/15/12	5,825	5,821
	Motorola, Inc.	6.000%	11/15/17	1,900	1,855
	Motorola, Inc.	7.500%	5/15/25	1,000	1,069
	Motorola, Inc.	6.500%	9/1/25	1,550	1,503
	Motorola, Inc.	6.500%	11/15/28	500	477
	Motorola, Inc.	6.625%	11/15/37	2,450	2,375
	National Semiconductor	6.150%	6/15/12	750	764
	National Semiconductor	6.600%	6/15/17	7,400	7,707
	Oracle Corp.	5.000%	1/15/11	6,950	7,048
	Oracle Corp.	5.250%	1/15/16	9,850	9,858
	Pitney Bowes, Inc.	4.625%	10/1/12	8,000	7,944
	Pitney Bowes, Inc.	4.875%	8/15/14	350	344
	Pitney Bowes, Inc.	5.000%	3/15/15	650	629
	Pitney Bowes, Inc.	4.750%	1/15/16	13,125	12,301
	Pitney Bowes, Inc.	5.750%	9/15/17	850	858
	Pitney Bowes, Inc.	5.250%	1/15/37	550	532
	Science Applications International Corp.	6.250%	7/1/12	1,275	1,355
	Science Applications International Corp.	5.500%	7/1/33	1,775	1,542
5	Tyco Electronics Group	6.550%	10/1/17	5,575	5,845
5	Tyco Electronics Group	7.125%	10/1/37	750	789
	Xerox Corp.	9.750%	1/15/09	2,725	2,847
	Xerox Corp.	7.125%	6/15/10	4,000	4,210
	Xerox Corp.	6.875%	8/15/11	2,425	2,545
	Xerox Corp.	5.500%	5/15/12	2,550	2,582
	Xerox Corp.	7.625%	6/15/13	2,400	2,497

	Xerox Corp.	6.400%	3/15/16	5,125	5,210
	Xerox Corp.	6.750%	2/1/17	3,700	3,861
	Transportation (0.4%)
3	American Airlines, Inc.	6.855%	4/15/09	2,059	2,031
	American Airlines, Inc.	7.024%	10/15/09	8,250	8,229
	American Airlines, Inc.	7.858%	10/1/11	1,675	1,748
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	500	531
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	3,720	3,892
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	3,375	3,491
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	2,925	2,928
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	6,400	6,725
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	7,275	7,024
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	5,400	5,218
	Canadian National Railway Co.	6.375%	10/15/11	1,075	1,132
	Canadian National Railway Co.	4.400%	3/15/13	1,175	1,142
	Canadian National Railway Co.	5.800%	6/1/16	950	961
	Canadian National Railway Co.	5.850%	11/15/17	1,425	1,464
	Canadian National Railway Co.	6.800%	7/15/18	10,750	11,600
	Canadian National Railway Co.	6.900%	7/15/28	700	767
	Canadian National Railway Co.	6.250%	8/1/34	1,525	1,542
	Canadian National Railway Co.	6.200%	6/1/36	3,025	3,011
	Canadian National Railway Co.	6.375%	11/15/37	400	407
	Canadian Pacific Rail	6.250%	10/15/11	10,950	11,463
	Canadian Pacific Rail	7.125%	10/15/31	550	587
	Canadian Pacific Rail	5.950%	5/15/37	1,200	1,083
	CNF, Inc.	6.700%	5/1/34	3,600	3,246
	Continental Airlines, Inc.	6.563%	2/15/12	2,450	2,520
3	Continental Airlines, Inc.	6.648%	9/15/17	10,227	10,125
3	Continental Airlines, Inc.	6.900%	1/2/18	3,766	3,775
3	Continental Airlines, Inc.	6.545%	2/2/19	538	539
3	Continental Airlines, Inc.	5.983%	4/19/22	750	699
	CSX Corp.	6.750%	3/15/11	2,450	2,560
	CSX Corp.	6.300%	3/15/12	1,775	1,828
	CSX Corp.	5.750%	3/15/13	125	127
	CSX Corp.	5.600%	5/1/17	1,875	1,809
	CSX Corp.	6.250%	3/15/18	300	302
	CSX Corp.	7.950%	5/1/27	325	368
	CSX Corp.	6.000%	10/1/36	6,850	6,173
	CSX Corp.	6.150%	5/1/37	2,500	2,320
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	4,100	4,177
3	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	4,142	4,240
	Delta Air Lines, Inc.	7.111%	9/18/11	4,100	4,095
5	Delta Air Lines, Inc.	6.821%	8/10/22	6,000	5,700
	FedEx Corp.	3.500%	4/1/09	1,900	1,881
	FedEx Corp.	5.500%	8/15/09	4,075	4,123
	Norfolk Southern Corp.	6.200%	4/15/09	3,200	3,266
	Norfolk Southern Corp.	6.750%	2/15/11	6,000	6,421
	Norfolk Southern Corp.	5.257%	9/17/14	45	45
	Norfolk Southern Corp.	7.700%	5/15/17	6,375	7,247
	Norfolk Southern Corp.	9.750%	6/15/20	1,696	2,296
	Norfolk Southern Corp.	5.590%	5/17/25	634	595
	Norfolk Southern Corp.	7.800%	5/15/27	2,495	2,905
	Norfolk Southern Corp.	5.640%	5/17/29	2,205	2,022
	Norfolk Southern Corp.	7.050%	5/1/37	13,325	14,529
	Norfolk Southern Corp.	7.900%	5/15/97	2,075	2,404
	Ryder System Inc.	5.950%	5/2/11	3,375	3,509
	Ryder System Inc.	5.850%	3/1/14	2,000	2,053
	Ryder System Inc.	5.850%	11/1/16	1,950	1,945

	Southwest Airlines Co.	6.500%	3/1/12	7,950	8,168
	Southwest Airlines Co.	5.250%	10/1/14	275	268
	Southwest Airlines Co.	5.750%	12/15/16	3,950	3,954
	Southwest Airlines Co.	5.125%	3/1/17	850	807
3	Southwest Airlines Co.	6.150%	8/1/22	2,100	2,142
	Union Pacific Corp.	3.625%	6/1/10	2,040	1,988
	Union Pacific Corp.	6.650%	1/15/11	3,005	3,171
	Union Pacific Corp.	6.125%	1/15/12	200	209
	Union Pacific Corp.	6.500%	4/15/12	2,383	2,515
	Union Pacific Corp.	5.450%	1/31/13	2,750	2,755
	Union Pacific Corp.	7.000%	2/1/16	450	483
	Union Pacific Corp.	5.650%	5/1/17	5,200	5,167
	Union Pacific Corp.	5.750%	11/15/17	10,500	10,548
	Union Pacific Corp.	6.625%	2/1/29	1,450	1,466
	Union Pacific Railroad Co.	6.176%	1/2/31	1,575	1,603
3	United Air Lines Inc.	6.636%	7/2/22	2,675	2,618
	Other (0.0%)
	Black & Decker Corp.	7.125%	6/1/11	500	534
	Black & Decker Corp.	5.750%	11/15/16	2,950	2,948
	Cintas Corp.	6.125%	12/1/17	2,925	2,903
	Cooper Industries, Inc.	5.250%	11/15/12	4,425	4,501
	Danaher Corp.	5.625%	1/15/18	650	657
	Dover Corp.	4.875%	10/15/15	2,050	1,965
	Dover Corp.	5.375%	10/15/35	650	585
	Rockwell Automation	5.650%	12/1/17	2,100	2,110
	Rockwell Automation	6.700%	1/15/28	1,275	1,360
	Rockwell Automation	6.250%	12/1/37	4,700	4,799
					4,862,885
Utilities (1.8%)
	Electric (1.4%)
	AEP Texas Central Co.	6.650%	2/15/33	2,775	2,902
	Alabama Power Co.	5.500%	10/15/17	3,975	4,100
	American Electric Power Co., Inc.	5.375%	3/15/10	925	940
	American Electric Power Co., Inc.	5.250%	6/1/15	875	850
5	American Water Capital Corp.	6.085%	10/15/17	8,800	9,013
5	American Water Capital Corp.	6.593%	10/15/37	6,300	6,533
	Arizona Public Service Co.	6.375%	10/15/11	800	821
	Arizona Public Service Co.	5.800%	6/30/14	725	726
	Arizona Public Service Co.	4.650%	5/15/15	925	863
	Arizona Public Service Co.	5.500%	9/1/35	700	605
	Baltimore Gas & Electric Co.	5.900%	10/1/16	4,250	4,262
	Baltimore Gas & Electric Co.	6.350%	10/1/36	625	616
	Carolina Power & Light Co.	6.500%	7/15/12	1,250	1,330
	Carolina Power & Light Co.	5.125%	9/15/13	405	408
	CenterPoint Energy Houston	5.700%	3/15/13	13,635	13,726
	CenterPoint Energy Houston	5.750%	1/15/14	500	499
	CenterPoint Energy Houston	6.950%	3/15/33	400	437
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	4,925	5,120
	Cleveland Electric Illumination Co.	7.880%	11/1/17	1,375	1,542
	Columbus Southern Power	5.850%	10/1/35	8,300	7,644
	Commonwealth Edison Co.	6.150%	3/15/12	2,025	2,088
	Commonwealth Edison Co.	5.950%	8/15/16	1,675	1,688
	Commonwealth Edison Co.	6.150%	9/15/17	11,075	11,369
	Commonwealth Edison Co.	5.875%	2/1/33	590	554
	Commonwealth Edison Co.	5.900%	3/15/36	800	751
	Connecticut Light & Power Co.	6.350%	6/1/36	6,975	7,052
	Consolidated Edison Co. of New York	5.625%	7/1/12	375	386
	Consolidated Edison Co. of New York	4.875%	2/1/13	340	339
	Consolidated Edison Co. of New York	5.375%	12/15/15	1,600	1,584

	Consolidated Edison Co. of New York	5.500%	9/15/16	6,200	6,312
	Consolidated Edison Co. of New York	5.300%	3/1/35	2,450	2,202
	Consolidated Edison Co. of New York	5.850%	3/15/36	2,325	2,258
	Consolidated Edison Co. of New York	6.200%	6/15/36	3,575	3,640
	Consolidated Edison Co. of New York	6.300%	8/15/37	7,000	7,274
	Constellation Energy Group, Inc.	6.125%	9/1/09	875	895
	Constellation Energy Group, Inc.	7.000%	4/1/12	1,275	1,366
	Constellation Energy Group, Inc.	4.550%	6/15/15	18,050	16,870
	Constellation Energy Group, Inc.	7.600%	4/1/32	2,390	2,672
	Consumers Energy Co.	4.800%	2/17/09	5,650	5,651
	Consumers Energy Co.	5.000%	2/15/12	2,500	2,516
	Consumers Energy Co.	5.375%	4/15/13	3,575	3,573
	Consumers Energy Co.	5.500%	8/15/16	1,925	1,941
	Consumers Energy Co.	5.650%	4/15/20	1,000	1,001
	Detroit Edison Co.	6.125%	10/1/10	2,730	2,838
	Detroit Edison Co.	5.700%	10/1/37	1,000	956
	Dominion Resources, Inc.	4.750%	12/15/10	2,225	2,223
3	Dominion Resources, Inc.	6.300%	9/30/11	2,750	2,670
	Dominion Resources, Inc.	6.250%	6/30/12	2,790	2,875
	Dominion Resources, Inc.	5.700%	9/17/12	850	873
	Dominion Resources, Inc.	5.150%	7/15/15	19,050	18,487
	Dominion Resources, Inc.	6.000%	11/30/17	4,475	4,512
	Dominion Resources, Inc.	6.300%	3/15/33	1,675	1,641
	Dominion Resources, Inc.	5.250%	8/1/33	3,225	3,114
	Dominion Resources, Inc.	5.950%	6/15/35	9,150	8,603
	DTE Energy Co.	7.050%	6/1/11	1,150	1,217
	DTE Energy Co.	6.375%	4/15/33	275	273
	Duke Energy Carolinas	6.100%	6/1/37	10,725	10,659
	Duke Energy Corp.	6.250%	1/15/12	9,000	9,491
	Duke Energy Corp.	5.625%	11/30/12	900	932
	Duke Energy Corp.	6.000%	12/1/28	1,900	1,874
	Duke Energy Corp.	6.450%	10/15/32	1,500	1,573
	El Paso Electric Co.	6.000%	5/15/35	2,200	2,069
	Empresa Nacional Electric	8.350%	8/1/13	775	881
	Energy East Corp.	6.750%	6/15/12	6,050	6,394
	Energy East Corp.	6.750%	7/15/36	4,275	4,432
	Exelon Corp.	6.750%	5/1/11	500	520
	Exelon Corp.	4.900%	6/15/15	5,200	4,879
	Exelon Corp.	5.625%	6/15/35	935	835
	FirstEnergy Corp.	6.450%	11/15/11	30,480	31,447
	FirstEnergy Corp.	7.375%	11/15/31	10,790	11,835
	Florida Power & Light Co.	5.550%	11/1/17	1,950	2,011
	Florida Power & Light Co.	5.950%	10/1/33	50	50
	Florida Power & Light Co.	5.625%	4/1/34	4,450	4,222
	Florida Power & Light Co.	4.950%	6/1/35	4,425	3,796
	Florida Power & Light Co.	5.400%	9/1/35	2,400	2,202
	Florida Power & Light Co.	6.200%	6/1/36	4,700	4,817
	Florida Power & Light Co.	5.650%	2/1/37	4,725	4,489
	Florida Power & Light Co.	5.850%	5/1/37	2,450	2,394
	Florida Power Corp.	4.500%	6/1/10	3,825	3,836
	Florida Power Corp.	4.800%	3/1/13	9,175	9,036
	Florida Power Corp.	6.350%	9/15/37	5,300	5,620
	FPL Group Capital, Inc.	7.375%	6/1/09	2,675	2,779
	FPL Group Capital, Inc.	5.625%	9/1/11	3,975	4,091
3	FPL Group Capital, Inc.	6.350%	10/1/16	2,600	2,514
3	FPL Group Capital, Inc.	6.650%	6/15/17	3,200	3,083
	Georgia Power Co.	5.700%	6/1/17	1,575	1,623
	Georgia Power Co.	5.650%	3/1/37	425	404
5	Illinois Power	6.125%	11/15/17	1,475	1,512

	Indiana Michigan Power Co.	6.050%	3/15/37	4,775	4,516
	Jersey Central Power & Light	5.625%	5/1/16	3,575	3,502
	Jersey Central Power & Light	5.650%	6/1/17	1,525	1,494
	Kansas City Power & Light	6.050%	11/15/35	2,075	2,030
	MidAmerican Energy Co.	5.650%	7/15/12	3,200	3,303
	MidAmerican Energy Co.	5.125%	1/15/13	6,025	6,091
	MidAmerican Energy Co.	5.950%	7/15/17	1,675	1,732
	MidAmerican Energy Co.	6.750%	12/30/31	4,750	5,108
	MidAmerican Energy Co.	5.750%	11/1/35	1,700	1,611
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	7,020	7,267
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,425	1,393
	MidAmerican Energy Holdings Co.	8.480%	9/15/28	700	869
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	20,850	21,015
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	3,725	3,544
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	8,375	8,872
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	18,810	20,418
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,125	2,076
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	100	100
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	4,000	4,875
	Nevada Power Co.	6.750%	7/1/37	1,500	1,523
	NiSource Finance Corp.	7.875%	11/15/10	6,660	7,063
	NiSource Finance Corp.	5.400%	7/15/14	1,350	1,301
	NiSource Finance Corp.	5.250%	9/15/17	1,525	1,411
	NiSource Finance Corp.	5.450%	9/15/20	1,675	1,499
	Northern States Power Co.	5.250%	7/15/35	425	386
	Northern States Power Co.	6.250%	6/1/36	2,275	2,395
	Northern States Power Co.	6.200%	7/1/37	3,600	3,737
	NStar Electric Co.	4.875%	4/15/14	2,200	2,141
	NStar Electric Co.	5.625%	11/15/17	5,650	5,795
	Ohio Edison	6.400%	7/15/16	4,650	4,792
	Ohio Power Co.	6.000%	6/1/16	3,975	4,057
	Oncor Electric Delivery Co.	6.375%	5/1/12	3,650	3,821
	Oncor Electric Delivery Co.	6.375%	1/15/15	3,425	3,442
	Oncor Electric Delivery Co.	7.000%	9/1/22	600	612
	Oncor Electric Delivery Co.	7.000%	5/1/32	2,125	2,197
	Oncor Electric Delivery Co.	7.250%	1/15/33	4,475	4,763
	Pacific Gas & Electric Co.	3.600%	3/1/09	4,800	4,745
	Pacific Gas & Electric Co.	4.200%	3/1/11	9,725	9,584
	Pacific Gas & Electric Co.	4.800%	3/1/14	5,125	4,961
	Pacific Gas & Electric Co.	5.625%	11/30/17	4,150	4,162
	Pacific Gas & Electric Co.	6.050%	3/1/34	15,055	14,926
	Pacific Gas & Electric Co.	5.800%	3/1/37	7,800	7,467
	PacifiCorp	6.900%	11/15/11	7,600	8,115
	PacifiCorp	7.700%	11/15/31	1,250	1,515
	PacifiCorp	5.250%	6/15/35	50	46
	PacifiCorp	6.250%	10/15/37	800	843
5	Pennsylvania Electric Co.	6.050%	9/1/17	2,775	2,765
	Pepco Holdings, Inc.	6.450%	8/15/12	6,800	7,100
	Pepco Holdings, Inc.	7.450%	8/15/32	1,475	1,653
	PPL Energy Supply LLC	6.400%	11/1/11	12,350	12,686
	PPL Energy Supply LLC	5.400%	8/15/14	1,000	979
	PPL Energy Supply LLC	6.200%	5/15/16	3,225	3,227
	PPL Energy Supply LLC	6.000%	12/15/36	2,050	1,864
	Progress Energy, Inc.	7.100%	3/1/11	6,686	7,142
	Progress Energy, Inc.	6.850%	4/15/12	2,200	2,351
	Progress Energy, Inc.	5.625%	1/15/16	800	794
	Progress Energy, Inc.	7.750%	3/1/31	1,800	2,112
	Progress Energy, Inc.	7.000%	10/30/31	5,650	6,072
	PSE&G Power LLC	7.750%	4/15/11	1,075	1,155

	PSE&G Power LLC	6.950%	6/1/12	17,025	18,007
	PSE&G Power LLC	5.500%	12/1/15	5,500	5,367
	PSE&G Power LLC	8.625%	4/15/31	400	500
	PSI Energy Inc.	5.000%	9/15/13	200	196
	PSI Energy Inc.	6.050%	6/15/16	425	440
	PSI Energy Inc.	6.120%	10/15/35	1,400	1,373
	Public Service Co. of Colorado	7.875%	10/1/12	9,625	10,889
	Public Service Co. of Colorado	5.500%	4/1/14	65	66
	Public Service Co. of Colorado	6.250%	9/1/37	1,850	1,912
	Public Service Co. of Oklahoma	6.625%	11/15/37	5,550	5,571
	Public Service Electric & Gas	5.250%	7/1/35	325	292
	Public Service Electric & Gas	5.800%	5/1/37	7,825	7,699
	Puget Sound Energy Inc.	5.483%	6/1/35	950	865
	Puget Sound Energy Inc.	6.274%	3/15/37	5,275	5,352
	SCANA Corp.	6.875%	5/15/11	7,825	8,163
	Sierra Pacific Power Co.	6.000%	5/15/16	2,925	2,910
	Sierra Pacific Power Co.	6.750%	7/1/37	5,000	5,075
	South Carolina Electric & Gas Co.	6.625%	2/1/32	2,750	3,006
	South Carolina Electric & Gas Co.	5.300%	5/15/33	220	203
	Southern California Edison Co.	5.000%	1/15/14	3,450	3,472
	Southern California Edison Co.	4.650%	4/1/15	1,500	1,446
	Southern California Edison Co.	5.000%	1/15/16	2,025	1,991
	Southern California Edison Co.	6.000%	1/15/34	3,025	3,059
	Southern California Edison Co.	5.750%	4/1/35	1,025	1,002
	Southern California Edison Co.	5.350%	7/15/35	3,825	3,533
	Southern California Edison Co.	5.625%	2/1/36	8,175	7,852
	Southern California Edison Co.	5.550%	1/15/37	9,875	9,377
	Southern Co.	5.300%	1/15/12	2,075	2,110
	Southern Power Co.	6.250%	7/15/12	4,155	4,346
	Southern Power Co.	4.875%	7/15/15	7,925	7,606
	Southwestern Electric Power	5.550%	1/15/17	500	490
	Tampa Electric Co.	6.550%	5/15/36	3,675	3,763
	Toledo Edison Co.	6.150%	5/15/37	400	375
	Union Electric Co.	5.400%	2/1/16	3,950	3,877
	Virginia Electric & Power Co.	5.100%	11/30/12	675	678
	Virginia Electric & Power Co.	5.400%	1/15/16	1,100	1,087
	Virginia Electric & Power Co.	6.000%	1/15/36	8,325	7,950
	Virginia Electric & Power Co.	6.000%	5/15/37	3,125	3,002
	Virginia Electric & Power Co.	6.350%	11/30/37	1,525	1,585
	Wisconsin Electric Power Co.	5.625%	5/15/33	1,175	1,116
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,025	981
	Wisconsin Energy Corp.	6.500%	4/1/11	10,750	11,309
3	Wisconsin Energy Corp.	6.250%	5/15/17	16,100	15,083
	Wisconsin Power & Light Co.	6.375%	8/15/37	5,050	5,242
	Xcel Energy, Inc.	5.613%	4/1/17	736	737
	Xcel Energy, Inc.	6.500%	7/1/36	3,600	3,626
	Natural Gas (0.4%)
	AGL Capital Corp.	7.125%	1/14/11	2,350	2,479
	AGL Capital Corp.	6.000%	10/1/34	150	134
	Atmos Energy Corp.	4.000%	10/15/09	5,175	5,168
	Atmos Energy Corp.	4.950%	10/15/14	2,630	2,551
	Boardwalk Pipelines LLC	5.500%	2/1/17	4,025	3,930
	CenterPoint Energy Resources	7.875%	4/1/13	1,000	1,109
	CenterPoint Energy Resources	6.150%	5/1/16	1,375	1,385
	Consolidated Natural Gas	6.250%	11/1/11	8,800	9,074
	Consolidated Natural Gas	5.000%	12/1/14	5,650	5,431
	Duke Capital Corp.	7.500%	10/1/09	500	522
	Duke Capital Corp.	6.250%	2/15/13	50	52
	Duke Capital Corp.	5.500%	3/1/14	3,825	3,763

	Duke Capital Corp.	5.668%	8/15/14	250	248
	Duke Capital Corp.	6.750%	2/15/32	2,800	2,828
	Duke Energy Field Services	7.875%	8/16/10	4,600	4,935
	Duke Energy Field Services	8.125%	8/16/30	225	260
	El Paso Natural Gas Co.	5.950%	4/15/17	2,625	2,582
	Enbridge Inc.	5.600%	4/1/17	375	365
	Energy Transfer Partners LP	5.650%	8/1/12	5,475	5,432
	Energy Transfer Partners LP	5.950%	2/1/15	3,175	3,115
	Energy Transfer Partners LP	6.125%	2/15/17	1,425	1,383
	Energy Transfer Partners LP	6.625%	10/15/36	1,750	1,635
*	Enron Corp.	7.625%	9/10/04	2,000	355
*	Enron Corp.	6.625%	11/15/05	1,375	244
*	Enron Corp.	7.125%	5/15/07	8,646	1,535
*	Enron Corp.	6.875%	10/15/07	8,500	1,509
*	Enron Corp.	6.750%	8/1/09	6,445	1,144
	Enterprise Products Operating LP	4.625%	10/15/09	500	499
	Enterprise Products Operating LP	4.950%	6/1/10	4,475	4,523
	Enterprise Products Operating LP	5.600%	10/15/14	4,600	4,562
	Enterprise Products Operating LP	6.300%	9/15/17	6,150	6,321
	Enterprise Products Operating LP	6.875%	3/1/33	1,775	1,851
	Enterprise Products Operating LP	6.650%	10/15/34	150	151
*	HNG Internorth	9.625%	3/15/06	4,680	831
	KeySpan Corp.	7.625%	11/15/10	1,400	1,504
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	975	1,019
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	6,885	7,339
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	7,375	7,526
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	4,575	4,452
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	2,050	2,002
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	40	40
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	268
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	650	649
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	870	908
	Magellan Midstream Partners, LP	5.650%	10/15/16	1,025	1,037
	National Grid PLC	6.300%	8/1/16	9,800	9,983
	ONEOK Inc.	5.200%	6/15/15	3,500	3,367
	ONEOK Inc.	6.000%	6/15/35	2,800	2,600
	ONEOK Partners, LP	5.900%	4/1/12	3,325	3,406
	ONEOK Partners, LP	6.150%	10/1/16	5,350	5,463
	ONEOK Partners, LP	6.650%	10/1/36	14,700	14,820
	ONEOK Partners, LP	6.850%	10/15/37	5,900	6,157
	Panhandle Eastern Pipeline	6.200%	11/1/17	9,525	9,443
	Plains All American Pipeline LP	6.650%	1/15/37	1,325	1,307
	Reliant Energy Resources	7.750%	2/15/11	1,000	1,065
	San Diego Gas & Electric	5.300%	11/15/15	2,525	2,519
	San Diego Gas & Electric	5.350%	5/15/35	950	870
	San Diego Gas & Electric	6.125%	9/15/37	325	334
	Sempra Energy	7.950%	3/1/10	1,075	1,150
	Southern California Gas Co.	5.750%	11/15/35	1,000	971
5	Southern Natural Gas	5.900%	4/1/17	16,785	16,623
	Southern Union Co.	7.600%	2/1/24	1,000	1,052
	Texas Eastern Transmission	7.000%	7/15/32	300	336
	Texas Gas Transmission	4.600%	6/1/15	3,175	3,024
	Trans-Canada Pipelines	4.000%	6/15/13	3,725	3,569
3	Trans-Canada Pipelines	6.350%	5/15/17	4,625	4,334
	Trans-Canada Pipelines	5.600%	3/31/34	3,230	3,013
	Trans-Canada Pipelines	5.850%	3/15/36	10,250	9,612
	Trans-Canada Pipelines	6.200%	10/15/37	3,500	3,511
	Transcontinental Gas Pipe Line Corp.	7.000%	8/15/11	2,225	2,347
	Williams Cos., Inc.	8.125%	3/15/12	1,900	2,062

Williams Cos., Inc.	7.750%	6/15/31	2,825	3,079
				1,009,764
Total Corporate Bonds (Cost $14,379,872)				14,355,237
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
Asian Development Bank	4.125%	9/15/10	500	507
Asian Development Bank	4.500%	9/4/12	1,375	1,414
Asian Development Bank	5.250%	6/12/17	700	741
Asian Development Bank	5.593%	7/16/18	2,100	2,266
Canadian Mortgage & Housing	4.800%	10/1/10	1,375	1,408
China Development Bank	4.750%	10/8/14	4,425	4,401
China Development Bank	5.000%	10/15/15	1,800	1,805
Corp. Andina de Fomento	5.200%	5/21/13	4,575	4,575
Corp. Andina de Fomento	5.750%	1/12/17	9,000	8,977
Development Bank of Japan	4.250%	6/9/15	2,500	2,474
Eksportfinans	4.750%	12/15/08	12,875	12,923
Eksportfinans	5.500%	5/25/16	10,395	10,968
Eksportfinans	5.500%	6/26/17	7,975	8,549
European Investment Bank	5.000%	2/8/10	3,350	3,449
European Investment Bank	4.000%	3/3/10	25,925	26,179
European Investment Bank	4.625%	9/15/10	10,975	11,274
European Investment Bank	5.250%	6/15/11	21,000	21,894
European Investment Bank	4.625%	3/21/12	17,000	17,429
European Investment Bank	4.625%	5/15/14	42,900	43,341
European Investment Bank	4.875%	2/16/16	625	642
European Investment Bank	5.125%	9/13/16	2,550	2,666
European Investment Bank	4.875%	1/17/17	13,125	13,500
European Investment Bank	5.125%	5/30/17	20,350	21,257
European Investment Bank	4.875%	2/15/36	400	395
Export-Import Bank of Korea	4.500%	8/12/09	3,900	3,899
Export-Import Bank of Korea	4.625%	3/16/10	2,450	2,468
Export-Import Bank of Korea	5.125%	2/14/11	11,900	12,089
Export-Import Bank of Korea	5.500%	10/17/12	9,325	9,442
Export-Import Bank of Korea	5.125%	3/16/15	1,075	1,034
Federation of Malaysia	8.750%	6/1/09	6,500	6,897
Federation of Malaysia	7.500%	7/15/11	11,100	12,140
Financement Quebec	5.000%	10/25/12	4,450	4,629
Inter-American Development Bank	5.625%	4/16/09	19,100	19,646
Inter-American Development Bank	8.500%	3/15/11	2,240	2,536
Inter-American Development Bank	4.750%	10/19/12	4,900	5,076
Inter-American Development Bank	4.250%	9/14/15	1,900	1,883
Inter-American Development Bank	5.125%	9/13/16	300	316
Inter-American Development Bank	7.000%	6/15/25	3,175	3,902
International Bank for Reconstruction & Development	4.125%	6/24/09	1,725	1,736
International Bank for Reconstruction & Development	4.125%	8/12/09	600	603
International Bank for Reconstruction & Development	5.000%	4/1/16	625	646
International Bank for Reconstruction & Development	7.625%	1/19/23	4,200	5,603
International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,526
International Bank for Reconstruction & Development	4.750%	2/15/35	775	750
Japan Bank International	4.750%	5/25/11	2,275	2,326
Japan Bank International	4.375%	11/26/12	6,400	6,439
Japan Finance Corp.	5.875%	3/14/11	425	450
Japan Finance Corp.	4.625%	4/21/15	8,400	8,368
Japan Finance Corp.	5.000%	5/16/17	5,000	5,148
KFW International Finance Inc.	4.500%	9/21/09	20,225	20,517
KFW International Finance Inc.	4.875%	10/19/09	11,000	11,271
Korea Development Bank	3.875%	3/2/09	2,475	2,457
Korea Development Bank	4.750%	7/20/09	17,225	17,365
Korea Development Bank	4.625%	9/16/10	2,675	2,685
Korea Development Bank	5.750%	9/10/13	9,015	9,301

	Korea Electric Power	7.750%	4/1/13	6,950	7,921
	Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	25,500	26,112
	Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	11,750	12,185
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	13,350	13,465
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	9,375	9,700
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	1,725	1,690
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	26,635	27,714
	Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	1,925	1,948
	Landwirtschaftliche Rentenbank	3.625%	10/20/09	1,475	1,472
	Landwirtschaftliche Rentenbank	3.875%	3/15/10	750	756
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	3,525	3,729
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	3,925	4,049
	Mass Transit Railway Corp.	7.500%	11/8/10	425	457
	Nordic Investment Bank	2.875%	6/15/09	300	298
	Nordic Investment Bank	3.875%	6/15/10	500	501
	Nordic Investment Bank	4.875%	3/15/11	500	516
	Oesterreichische Kontrollbank	4.250%	10/6/10	400	406
	Oesterreichische Kontrollbank	4.750%	10/16/12	2,500	2,589
	Ontario Hydro Electric	7.450%	3/31/13	2,700	3,072
	Pemex Project Funding Master Trust	7.875%	2/1/09	16,028	16,208
	Pemex Project Funding Master Trust	9.125%	10/13/10	395	437
5	Pemex Project Funding Master Trust	6.625%	6/15/35	2,750	2,863
	Pemex Project Funding Master Trust	6.625%	6/15/35	8,524	8,876
	People’s Republic of China	7.300%	12/15/08	2,325	2,383
	People’s Republic of China	4.750%	10/29/13	2,125	2,133
	Petrobras International Finance	6.125%	10/6/16	14,825	15,164
	Petrobras International Finance	5.875%	3/1/18	1,550	1,578
	Petrobras International Finance	8.375%	12/10/18	4,000	4,760
	Province of Manitoba	7.500%	2/22/10	5,075	5,434
	Province of Nova Scotia	5.750%	2/27/12	1,975	2,106
	Province of Ontario	3.625%	10/21/09	2,000	1,989
	Province of Ontario	5.000%	10/18/11	15,400	15,953
	Province of Ontario	4.750%	1/19/16	2,200	2,228
^	Province of Ontario	5.450%	4/27/16	37,500	39,794
	Province of Quebec	5.000%	7/17/09	23,145	23,480
	Province of Quebec	6.125%	1/22/11	7,335	7,774
	Province of Quebec	4.875%	5/5/14	750	780
	Province of Quebec	4.600%	5/26/15	3,575	3,547
	Province of Quebec	5.125%	11/14/16	20,050	20,622
	Province of Quebec	7.125%	2/9/24	1,230	1,475
	Province of Quebec	7.500%	9/15/29	5,955	7,709
	Province of Saskatchewan	7.375%	7/15/13	1,600	1,815
	Quebec Hydro Electric	6.300%	5/11/11	16,350	17,487
	Quebec Hydro Electric	8.000%	2/1/13	5,200	5,952
	Quebec Hydro Electric	7.500%	4/1/16	1,825	2,151
	Quebec Hydro Electric	8.400%	1/15/22	950	1,284
	Quebec Hydro Electric	8.050%	7/7/24	3,000	3,934
	Quebec Hydro Electric	8.500%	12/1/29	500	702
	Region of Lombardy, Italy	5.804%	10/25/32	2,750	2,974
	Republic of Chile	7.125%	1/11/12	4,075	4,445
	Republic of Chile	5.500%	1/15/13	1,865	1,934
	Republic of Hungary	4.750%	2/3/15	10,525	10,420
	Republic of Italy	3.250%	5/15/09	6,625	6,572
	Republic of Italy	6.000%	2/22/11	12,325	13,037
	Republic of Italy	5.625%	6/15/12	19,125	20,342
	Republic of Italy	4.750%	1/25/16	34,550	35,044
	Republic of Italy	5.250%	9/20/16	5,550	5,828
	Republic of Italy	6.875%	9/27/23	12,950	15,629
	Republic of Italy	5.375%	6/15/33	19,525	20,103
	Republic of Korea	4.250%	6/1/13	14,275	13,972
	Republic of Korea	5.625%	11/3/25	1,750	1,762
	Republic of Poland	6.250%	7/3/12	7,725	8,259
	Republic of Poland	5.250%	1/15/14	770	794
	Republic of Poland	5.000%	10/19/15	3,625	3,691
	Republic of South Africa	7.375%	4/25/12	17,350	19,114
	Republic of South Africa	6.500%	6/2/14	1,025	1,104
	Republic of South Africa	5.875%	5/30/22	4,100	4,167
	State of Israel	4.625%	6/15/13	1,700	1,690
	State of Israel	5.500%	11/9/16	8,875	9,102
	Swedish Export Credit Corp.	4.875%	1/19/10	2,500	2,544
	Swedish Export Credit Corp.	4.000%	6/15/10	2,775	2,771
	Swedish Export Credit Corp.	4.500%	9/27/10	6,725	6,857
	United Mexican States	10.375%	2/17/09	8,315	8,862
	United Mexican States	9.875%	2/1/10	3,055	3,381
	United Mexican States	8.375%	1/14/11	10,142	11,220
	United Mexican States	7.500%	1/14/12	5,597	6,150
	United Mexican States	6.375%	1/16/13	1,481	1,575
	United Mexican States	5.875%	1/15/14	8,075	8,388
	United Mexican States	6.625%	3/3/15	2,711	2,938
	United Mexican States	11.375%	9/15/16	6,000	8,492
	United Mexican States	5.625%	1/15/17	43,000	43,613
	United Mexican States	8.300%	8/15/31	11,375	14,716
	United Mexican States	6.750%	9/27/34	46,813	51,670
Total Sovereign Bonds (Cost $1,091,575)					1,118,540
Taxable Municipal Bonds (0.2%)
	Illinois (Taxable Pension) GO	4.950%	6/1/23	15,300	15,178
	Illinois (Taxable Pension) GO	5.100%	6/1/33	41,375	39,848
	Kansas Dev. Finance Auth. Rev.
	(Public Employee Retirement System)	5.501%	5/1/34	5,500	5,602
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	4,150	5,072
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	190	185
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	3,485	3,364
	Oregon (Taxable Pension) GO	5.762%	6/1/23	2,375	2,529
	Oregon (Taxable Pension) GO	5.892%	6/1/27	3,250	3,421
	Oregon School Board Assn.	4.759%	6/30/28	2,475	2,293
	Oregon School Board Assn.	5.528%	6/30/28	1,475	1,500
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	5,125	4,786
	Wisconsin Public Service Rev.	4.800%	5/1/13	3,025	3,045
	Wisconsin Public Service Rev.	5.700%	5/1/26	3,425	3,577
Total Taxable Municipal Bonds (Cost $87,969)					90,400

				Shares
Temporary Cash Investments (1.0%)
6	Vanguard Market Liquidity Fund	4.664%		519,468,678	519,469
6	Vanguard Market Liquidity Fund	4.664%		35,019,830	35,020
Total Temporary Cash Investments (Cost $554,489)					554,489
Total Investments (99.9%) (Cost $54,941,498)					55,734,906
Other Assets and Liabilities—Net (0.1%)					31,086
Net Assets (100%)					55,765,992

* Non-income-producing security—security in default.

^ Part of security position is on loan to broker-dealers.

1 Securities with a value of $2,245,000 have been segregated as collateral for open swap contracts.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Adjustable-rate note.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $397,036,000, representing 0.7% of net assets.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (66.8%)
U.S. Government Securities (45.0%)
U.S. Treasury Bond	3.625%	5/15/13	1,575	1,585
U.S. Treasury Bond	13.250%	5/15/14	35,000	39,638
U.S. Treasury Note	3.750%	5/15/08	1,875	1,877
U.S. Treasury Note	4.875%	8/31/08	32,005	32,285
U.S. Treasury Note	3.125%	9/15/08	3,475	3,469
U.S. Treasury Note	4.625%	9/30/08	32,355	32,633
U.S. Treasury Note	3.125%	10/15/08	31,305	31,246
U.S. Treasury Note	4.875%	10/31/08	132,175	133,724
U.S. Treasury Note	3.375%	11/15/08	9,635	9,630
U.S. Treasury Note	4.375%	11/15/08	22,155	22,328
U.S. Treasury Note	3.375%	12/15/08	20,525	20,531
U.S. Treasury Note	4.750%	12/31/08	125,175	126,896
U.S. Treasury Note	4.875%	1/31/09	86,225	87,734
U.S. Treasury Note	4.500%	2/15/09	121,125	122,922
U.S. Treasury Note	4.750%	2/28/09	11,000	11,201
U.S. Treasury Note	4.500%	3/31/09	38,550	39,188
U.S. Treasury Note	3.125%	4/15/09	46,515	46,529
U.S. Treasury Note	3.875%	5/15/09	63,128	63,759
U.S. Treasury Note	4.875%	5/15/09	3,160	3,235
U.S. Treasury Note	4.875%	5/31/09	50,000	51,227
U.S. Treasury Note	4.000%	6/15/09	7,070	7,162
U.S. Treasury Note	4.875%	6/30/09	24,425	25,055
U.S. Treasury Note	3.625%	7/15/09	81,535	82,172
U.S. Treasury Note	4.625%	7/31/09	17,575	17,984
U.S. Treasury Note	3.500%	8/15/09	6,230	6,271
U.S. Treasury Note	4.875%	8/15/09	52,825	54,278
U.S. Treasury Note	6.000%	8/15/09	9,140	9,554
U.S. Treasury Note	3.375%	9/15/09	13,500	13,568
U.S. Treasury Note	4.000%	9/30/09	38,025	38,619
U.S. Treasury Note	3.625%	10/31/09	60,525	61,121
U.S. Treasury Note	3.500%	11/15/09	7,690	7,756
U.S. Treasury Note	3.500%	12/15/09	66,690	67,253
U.S. Treasury Note	3.500%	2/15/10	17,300	17,454
U.S. Treasury Note	6.500%	2/15/10	62,250	66,549
U.S. Treasury Note	4.000%	3/15/10	167,375	170,774
U.S. Treasury Note	4.000%	4/15/10	82,815	84,510
U.S. Treasury Note	3.875%	5/15/10	285	290
U.S. Treasury Note	4.500%	5/15/10	1,075	1,111
U.S. Treasury Note	3.625%	6/15/10	755	765
U.S. Treasury Note	4.125%	8/15/10	52,510	53,913
U.S. Treasury Note	5.750%	8/15/10	9,075	9,686
U.S. Treasury Note	3.875%	9/15/10	7,550	7,713
U.S. Treasury Note	4.250%	10/15/10	65,990	68,114
U.S. Treasury Note	4.500%	11/15/10	300	312
U.S. Treasury Note	4.375%	12/15/10	11,135	11,547
U.S. Treasury Note	4.500%	2/28/11	62,600	65,192
U.S. Treasury Note	4.750%	3/31/11	15,150	15,891
U.S. Treasury Note	4.875%	4/30/11	113,755	119,762
U.S. Treasury Note	4.875%	5/31/11	17,450	18,383
U.S. Treasury Note	5.125%	6/30/11	3,865	4,105
U.S. Treasury Note	4.875%	7/31/11	700	739
U.S. Treasury Note	4.500%	9/30/11	60,205	62,792
U.S. Treasury Note	4.625%	10/31/11	59,630	62,472

	U.S. Treasury Note	4.500%	11/30/11	62,860	65,591
	U.S. Treasury Note	4.625%	12/31/11	125	131
	U.S. Treasury Note	4.750%	1/31/12	103,080	108,621
	U.S. Treasury Note	4.625%	2/29/12	43,060	45,186
	U.S. Treasury Note	4.500%	3/31/12	14,825	15,492
	U.S. Treasury Note	4.500%	4/30/12	136,370	142,443
	U.S. Treasury Note	4.750%	5/31/12	160,150	168,933
	U.S. Treasury Note	4.875%	6/30/12	11,675	12,381
	U.S. Treasury Note	4.625%	7/31/12	163,050	171,176
	U.S. Treasury Note	4.125%	8/31/12	89,360	91,999
	U.S. Treasury Note	3.875%	2/15/13	225	229
	U.S. Treasury Note	4.250%	8/15/13	1,075	1,114
	U.S. Treasury Note	4.250%	11/15/13	150	155
	U.S. Treasury Note	4.750%	5/15/14	400	425
					2,938,380
Agency Bonds and Notes (21.8%)
1	Federal Farm Credit Bank	4.125%	4/15/09	16,625	16,731
1	Federal Farm Credit Bank	5.250%	8/3/09	14,775	15,138
1	Federal Farm Credit Bank	5.000%	10/23/09	3,000	3,070
1	Federal Farm Credit Bank	5.250%	9/13/10	2,325	2,421
1	Federal Farm Credit Bank	3.750%	12/6/10	4,200	4,209
1	Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,205
1	Federal Farm Credit Bank	4.500%	10/17/12	4,200	4,284
1	Federal Home Loan Bank	5.000%	2/20/09	59,300	60,033
1	Federal Home Loan Bank	4.750%	3/13/09	9,625	9,723
1	Federal Home Loan Bank	3.000%	4/15/09	26,475	26,257
1	Federal Home Loan Bank	4.750%	4/24/09	45,000	45,597
1	Federal Home Loan Bank	5.375%	7/17/09	61,600	63,205
1	Federal Home Loan Bank	5.250%	8/5/09	12,775	13,084
1	Federal Home Loan Bank	5.250%	9/11/09	12,400	12,711
1	Federal Home Loan Bank	5.000%	9/18/09	35,000	35,786
1	Federal Home Loan Bank	5.000%	12/11/09	8,625	8,830
1	Federal Home Loan Bank	3.750%	1/8/10	9,400	9,423
1	Federal Home Loan Bank	3.875%	1/15/10	33,575	33,793
1	Federal Home Loan Bank	4.375%	3/17/10	22,025	22,397
1	Federal Home Loan Bank	4.875%	5/14/10	5,350	5,507
1	Federal Home Loan Bank	5.250%	6/11/10	5,450	5,654
1	Federal Home Loan Bank	4.500%	6/22/10	10,000	10,204
1	Federal Home Loan Bank	4.750%	12/10/10	2,325	2,394
1	Federal Home Loan Bank	3.625%	12/17/10	4,700	4,702
1	Federal Home Loan Bank	4.625%	2/18/11	5,000	5,143
1	Federal Home Loan Bank	5.375%	8/19/11	8,250	8,684
1	Federal Home Loan Bank	4.875%	11/18/11	38,450	39,874
1	Federal Home Loan Bank	4.500%	11/15/12	30,000	30,768
1	Federal Home Loan Mortgage Corp.	4.875%	2/17/09	50,800	51,410
1	Federal Home Loan Mortgage Corp.	5.750%	3/15/09	10,000	10,231
1	Federal Home Loan Mortgage Corp.	5.250%	5/21/09	51,900	52,988
1	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	60,000	61,126
1	Federal Home Loan Mortgage Corp.	6.625%	9/15/09	41,250	43,269
1	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	45,600	46,205
1	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	20,000	20,776
1	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	12,000	12,359
1	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	20,000	21,132
1	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	26,000	27,080
1	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	12,500	13,398
1	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	22,500	23,567
1	Federal Home Loan Mortgage Corp.	4.750%	3/5/12	25,000	25,804
1	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	20,000	21,302
1	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	16,100	16,558

1	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	7,850	7,905
1	Federal National Mortgage Assn.	5.250%	1/15/09	25,375	25,727
1	Federal National Mortgage Assn.	3.250%	2/15/09	7,500	7,466
1	Federal National Mortgage Assn.	4.875%	4/15/09	3,000	3,044
1	Federal National Mortgage Assn.	4.250%	5/15/09	25,000	25,171
1	Federal National Mortgage Assn.	6.375%	6/15/09	28,500	29,600
1	Federal National Mortgage Assn.	5.125%	7/13/09	12,000	12,266
1	Federal National Mortgage Assn.	6.625%	9/15/09	56,000	58,788
1	Federal National Mortgage Assn.	7.250%	1/15/10	60,250	64,516
1	Federal National Mortgage Assn.	3.875%	2/15/10	25,575	25,773
1	Federal National Mortgage Assn.	4.750%	3/12/10	35,575	36,459
1	Federal National Mortgage Assn.	4.375%	9/13/10	25,000	25,531
1	Federal National Mortgage Assn.	6.625%	11/15/10	33,850	36,615
1	Federal National Mortgage Assn.	4.500%	2/15/11	14,300	14,663
1	Federal National Mortgage Assn.	5.500%	3/15/11	5,000	5,274
1	Federal National Mortgage Assn.	5.125%	4/15/11	16,000	16,703
1	Federal National Mortgage Assn.	6.000%	5/15/11	45,800	49,120
1	Federal National Mortgage Assn.	6.125%	3/15/12	25,100	27,237
1	Federal National Mortgage Assn.	4.875%	5/18/12	5,400	5,604
					1,426,494
Total U.S. Government and Agency Obligations (Cost $4,272,315)					4,364,874
Corporate Bonds (27.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
2	BA Covered Bond Issuer	5.500%	6/14/12	5,400	5,633
3	Countrywide Home Loans	4.063%	5/25/33	534	527
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	4,293	4,292
3	Honda Auto Receivables Owner Trust	5.300%	7/21/10	7,814	7,820
3	Salomon Brothers Mortgage Securities VII	4.114%	9/25/33	3,805	3,770
3	USAA Auto Owner Trust	5.360%	2/15/11	7,598	7,606
3	Wachovia Auto Owner Trust	4.790%	4/20/10	2,635	2,631
					32,279
Finance (13.4%)
	Banking (5.7%)
	Bank of America Corp.	3.375%	2/17/09	750	743
	Bank of America Corp.	4.500%	8/1/10	5,500	5,511
	Bank of America Corp.	4.250%	10/1/10	3,350	3,335
	Bank of America Corp.	4.375%	12/1/10	13,825	13,802
	Bank of America Corp.	5.375%	8/15/11	7,350	7,487
	Bank of America Corp.	6.250%	4/15/12	1,500	1,582
	Bank of America Corp.	4.875%	9/15/12	3,000	3,049
	Bank of New York Mellon	4.950%	1/14/11	2,825	2,829
	Bank of New York Mellon	6.375%	4/1/12	1,000	1,053
	Bank of New York Mellon	4.950%	11/1/12	3,475	3,478
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	5,250	5,689
	Bank One Corp.	6.000%	2/17/09	5,000	5,041
	Bank One Corp.	5.900%	11/15/11	1,500	1,529
	Barclays Bank PLC	5.450%	9/12/12	5,375	5,502
	BB&T Corp.	6.500%	8/1/11	2,750	2,874
	BB&T Corp.	4.750%	10/1/12	1,500	1,468
	Charter One Bank N.A.	5.500%	4/26/11	1,850	1,871
	Citigroup, Inc.	3.625%	2/9/09	1,825	1,801
	Citigroup, Inc.	4.250%	7/29/09	6,245	6,192
	Citigroup, Inc.	4.125%	2/22/10	5,325	5,284
	Citigroup, Inc.	4.625%	8/3/10	8,775	8,773
	Citigroup, Inc.	6.500%	1/18/11	9,000	9,384
	Citigroup, Inc.	5.100%	9/29/11	5,405	5,418
	Citigroup, Inc.	5.250%	2/27/12	5,800	5,862
	Citigroup, Inc.	5.625%	8/27/12	3,500	3,564

	Citigroup, Inc.	5.300%	10/17/12	5,575	5,648
	Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	3,500	3,481
	Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	3,000	3,011
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	1,925	1,916
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	925	936
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	4,150	4,204
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	4,500	4,698
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	11,100	11,768
	Deutsche Bank AG London	5.375%	10/12/12	9,900	10,173
	Deutsche Bank Financial, Inc.	7.500%	4/25/09	1,500	1,556
	Fifth Third Bank	4.200%	2/23/10	1,000	993
	FirstStar Bank	7.125%	12/1/09	2,000	2,087
	Golden West Financial Corp.	4.750%	10/1/12	2,500	2,444
	HSBC Bank USA	3.875%	9/15/09	6,000	5,959
2	ICICI Bank Ltd.	6.625%	10/3/12	4,775	4,766
	J.P. Morgan, Inc.	6.000%	1/15/09	1,625	1,643
	JPMorgan Chase & Co.	3.500%	3/15/09	5,600	5,531
	JPMorgan Chase & Co.	6.750%	2/1/11	8,850	9,310
	JPMorgan Chase & Co.	5.600%	6/1/11	6,800	7,025
	JPMorgan Chase & Co.	6.625%	3/15/12	2,500	2,644
	JPMorgan Chase & Co.	5.375%	10/1/12	8,525	8,691
	Key Bank NA	7.000%	2/1/11	975	1,034
	Key Bank NA	5.500%	9/17/12	225	229
	KeyCorp	4.700%	5/21/09	2,000	1,998
	Marshall & Ilsley Bank	5.250%	9/4/12	1,850	1,857
	Marshall & Ilsley Corp.	4.375%	8/1/09	4,350	4,330
	MBNA America Bank NA	4.625%	8/3/09	2,250	2,258
	MBNA America Bank NA	6.625%	6/15/12	1,000	1,079
	MBNA Corp.	7.500%	3/15/12	2,400	2,634
	Mellon Financial Co.	6.375%	2/15/10	1,000	1,037
	Mellon Funding Corp.	3.250%	4/1/09	3,000	2,966
	National Australia Bank	8.600%	5/19/10	2,000	2,177
	National City Bank	4.150%	8/1/09	2,550	2,528
	National City Bank	4.500%	3/15/10	600	595
	National City Bank	6.250%	3/15/11	1,500	1,548
	National Westminster Bank PLC	7.375%	10/1/09	4,000	4,171
2	Nationwide Building Society	5.500%	7/18/12	2,700	2,774
	PNC Funding Corp.	7.500%	11/1/09	1,875	1,955
	PNC Funding Corp.	5.125%	12/14/10	1,025	1,043
	Regions Financial Corp.	4.375%	12/1/10	500	492
	Regions Financial Corp.	7.000%	3/1/11	1,500	1,577
	Regions Financial Corp.	6.375%	5/15/12	1,550	1,617
	Republic New York Corp.	7.750%	5/15/09	2,400	2,496
	Royal Bank of Canada	3.875%	5/4/09	250	248
	Royal Bank of Canada	4.125%	1/26/10	5,400	5,375
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,500	1,575
	Santander Central Hispano Issuances	7.625%	11/3/09	5,000	5,270
	Santander Central Hispano Issuances	7.625%	9/14/10	1,650	1,798
	Sanwa Bank Ltd.	8.350%	7/15/09	3,000	3,161
	Sanwa Bank Ltd.	7.400%	6/15/11	3,825	4,119
	Sovereign Bancorp, Inc.	4.800%	9/1/10	2,600	2,554
	Sumitomo Bank International Finance NV	8.500%	6/15/09	6,025	6,427
	SunTrust Banks, Inc.	6.375%	4/1/11	4,500	4,680
	Suntrust Banks, Inc.	5.250%	11/5/12	1,575	1,587
2,3	Unicredit Luxembourg Finance	5.584%	1/13/17	500	499
	US Bank NA	6.375%	8/1/11	7,200	7,581
	Wachovia Corp.	3.625%	2/17/09	11,025	10,870
	Wachovia Corp.	4.375%	6/1/10	1,775	1,767
	Wachovia Corp.	7.800%	8/18/10	2,000	2,135

Wachovia Corp.	5.300%	10/15/11	4,475	4,518
Washington Mutual Bank	6.875%	6/15/11	1,975	1,863
Washington Mutual, Inc.	4.000%	1/15/09	6,000	5,687
Washington Mutual, Inc.	4.200%	1/15/10	400	357
Washington Mutual, Inc.	8.250%	4/1/10	1,500	1,440
Wells Fargo & Co.	3.125%	4/1/09	3,495	3,437
Wells Fargo & Co.	4.200%	1/15/10	18,550	18,470
Wells Fargo & Co.	4.875%	1/12/11	4,325	4,380
Wells Fargo & Co.	6.375%	8/1/11	1,500	1,573
Wells Fargo & Co.	5.300%	8/26/11	5,125	5,206
Wells Fargo & Co.	5.250%	10/23/12	7,475	7,540
World Savings Bank, FSB	4.125%	12/15/09	1,150	1,142
Brokerage (2.6%)
Ameriprise Financial Inc.	5.350%	11/15/10	2,150	2,167
Bear Stearns Co., Inc.	7.625%	12/7/09	1,000	1,033
Bear Stearns Co., Inc.	4.550%	6/23/10	3,975	3,873
Bear Stearns Co., Inc.	4.500%	10/28/10	6,900	6,613
Bear Stearns Co., Inc.	5.500%	8/15/11	3,500	3,445
Bear Stearns Co., Inc.	5.350%	2/1/12	5,250	5,141
Goldman Sachs Group, Inc.	3.875%	1/15/09	3,325	3,299
Goldman Sachs Group, Inc.	6.650%	5/15/09	5,300	5,439
Goldman Sachs Group, Inc.	7.350%	10/1/09	1,500	1,572
Goldman Sachs Group, Inc.	4.500%	6/15/10	9,040	9,055
Goldman Sachs Group, Inc.	5.000%	1/15/11	800	803
Goldman Sachs Group, Inc.	6.875%	1/15/11	875	922
Goldman Sachs Group, Inc.	6.600%	1/15/12	12,200	12,951
Goldman Sachs Group, Inc.	5.300%	2/14/12	5,500	5,571
Goldman Sachs Group, Inc.	5.450%	11/1/12	3,900	4,011
Goldman Sachs Group, Inc.	5.250%	10/15/13	2,425	2,446
Janus Capital Group	5.875%	9/15/11	850	868
Lehman Brothers Holdings, Inc.	3.600%	3/13/09	2,200	2,161
Lehman Brothers Holdings, Inc.	3.950%	11/10/09	5,700	5,550
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	725	711
Lehman Brothers Holdings, Inc.	4.500%	7/26/10	2,850	2,801
Lehman Brothers Holdings, Inc.	7.875%	8/15/10	2,000	2,138
Lehman Brothers Holdings, Inc.	5.000%	1/14/11	3,150	3,111
Lehman Brothers Holdings, Inc.	5.750%	7/18/11	2,800	2,827
Lehman Brothers Holdings, Inc.	6.625%	1/18/12	6,975	7,243
Lehman Brothers Holdings, Inc.	5.250%	2/6/12	1,025	1,019
Lehman Brothers Holdings, Inc.	6.000%	7/19/12	2,225	2,280
Merrill Lynch & Co., Inc.	4.125%	1/15/09	2,875	2,848
Merrill Lynch & Co., Inc.	6.000%	2/17/09	3,650	3,698
Merrill Lynch & Co., Inc.	4.250%	2/8/10	4,600	4,488
Merrill Lynch & Co., Inc.	4.790%	8/4/10	1,555	1,550
Merrill Lynch & Co., Inc.	4.500%	11/4/10	5,500	5,421
Merrill Lynch & Co., Inc.	5.770%	7/25/11	3,375	3,405
Merrill Lynch & Co., Inc.	6.050%	8/15/12	7,400	7,507
Morgan Stanley Dean Witter	3.875%	1/15/09	5,025	4,978
Morgan Stanley Dean Witter	4.000%	1/15/10	2,250	2,223
Morgan Stanley Dean Witter	4.250%	5/15/10	11,075	10,868
Morgan Stanley Dean Witter	6.750%	4/15/11	5,450	5,727
Morgan Stanley Dean Witter	5.625%	1/9/12	4,950	5,026
Morgan Stanley Dean Witter	6.600%	4/1/12	6,415	6,743
Morgan Stanley Dean Witter	5.750%	8/31/12	5,800	5,943
Morgan Stanley Dean Witter	5.250%	11/2/12	2,825	2,832
Finance Companies (3.7%)
Allied Capital Corp.	6.000%	4/1/12	1,150	1,152
American Express Bank, FSB	5.550%	10/17/12	2,100	2,147
American Express Centurion Bank	4.375%	7/30/09	1,625	1,619

	American Express Centurion Bank	5.200%	11/26/10	2,150	2,188
	American Express Centurion Bank	5.550%	10/17/12	550	564
	American Express Co.	4.750%	6/17/09	1,525	1,528
2	American Express Travel	5.250%	11/21/11	2,325	2,354
	American General Finance Corp.	3.875%	10/1/09	6,450	6,339
	American General Finance Corp.	4.625%	9/1/10	1,000	992
	American General Finance Corp.	5.625%	8/17/11	2,100	2,110
	American General Finance Corp.	4.875%	7/15/12	1,125	1,086
	American General Finance Corp.	5.375%	10/1/12	3,000	2,954
	American General Finance Corp.	5.850%	6/1/13	2,325	2,273
	Capital One Bank	4.250%	12/1/08	2,500	2,474
	Capital One Bank	5.000%	6/15/09	925	915
	Capital One Bank	5.750%	9/15/10	1,975	1,998
	Capital One Financial	5.700%	9/15/11	4,750	4,711
	Capital One Financial	4.800%	2/21/12	50	48
2	Capmark Financial Group	5.875%	5/10/12	1,800	1,450
	CIT Group Co. of Canada	4.650%	7/1/10	2,350	2,262
	CIT Group Co. of Canada	5.600%	11/2/11	375	361
	CIT Group, Inc.	5.000%	11/24/08	1,775	1,754
	CIT Group, Inc.	4.250%	2/1/10	4,325	4,097
	CIT Group, Inc.	5.200%	11/3/10	4,025	3,834
	CIT Group, Inc.	4.750%	12/15/10	4,475	4,294
	CIT Group, Inc.	5.600%	4/27/11	1,150	1,096
	CIT Group, Inc.	5.800%	7/28/11	750	723
	CIT Group, Inc.	7.625%	11/30/12	3,025	3,065
	Countrywide Financial Corp.	5.800%	6/7/12	3,850	2,806
	Countrywide Home Loan	6.250%	4/15/09	3,500	2,800
	Countrywide Home Loan	4.125%	9/15/09	6,425	4,730
	Countrywide Home Loan	4.000%	3/22/11	1,600	1,150
	General Electric Capital Corp.	3.125%	4/1/09	1,800	1,777
	General Electric Capital Corp.	3.250%	6/15/09	3,350	3,312
	General Electric Capital Corp.	5.250%	10/27/09	2,625	2,673
	General Electric Capital Corp.	7.375%	1/19/10	10,700	11,325
	General Electric Capital Corp.	4.250%	9/13/10	6,850	6,849
	General Electric Capital Corp.	4.875%	10/21/10	6,900	7,025
	General Electric Capital Corp.	6.125%	2/22/11	11,025	11,530
	General Electric Capital Corp.	5.500%	4/28/11	1,550	1,598
	General Electric Capital Corp.	4.375%	11/21/11	2,325	2,325
	General Electric Capital Corp.	5.875%	2/15/12	16,550	17,283
	General Electric Capital Corp.	4.250%	6/15/12	4,950	4,872
	General Electric Capital Corp.	6.000%	6/15/12	4,500	4,733
	General Electric Capital Corp.	5.250%	10/19/12	5,875	6,025
	Heller Financial, Inc.	7.375%	11/1/09	3,200	3,384
	HSBC Finance Corp.	4.125%	12/15/08	1,800	1,792
	HSBC Finance Corp.	4.750%	5/15/09	7,075	7,046
	HSBC Finance Corp.	4.125%	11/16/09	8,400	8,327
	HSBC Finance Corp.	4.625%	9/15/10	4,675	4,650
	HSBC Finance Corp.	5.250%	1/14/11	7,250	7,245
	HSBC Finance Corp.	5.700%	6/1/11	7,175	7,244
	HSBC Finance Corp.	6.375%	10/15/11	3,000	3,102
	HSBC Finance Corp.	7.000%	5/15/12	4,400	4,601
	HSBC Finance Corp.	5.900%	6/19/12	1,400	1,405
	HSBC Finance Corp.	6.375%	11/27/12	3,650	3,809
	International Lease Finance Corp.	6.375%	3/15/09	500	510
	International Lease Finance Corp.	3.500%	4/1/09	2,025	2,000
	International Lease Finance Corp.	4.875%	9/1/10	1,200	1,197
	International Lease Finance Corp.	5.125%	11/1/10	2,100	2,114
	International Lease Finance Corp.	5.450%	3/24/11	975	989
	International Lease Finance Corp.	5.750%	6/15/11	7,475	7,550

	International Lease Finance Corp.	5.300%	5/1/12	4,375	4,375
	International Lease Finance Corp.	5.000%	9/15/12	2,900	2,862
	iStar Financial Inc.	4.875%	1/15/09	1,000	954
	iStar Financial Inc.	6.000%	12/15/10	1,500	1,382
	iStar Financial Inc.	5.800%	3/15/11	2,100	1,899
	iStar Financial Inc.	5.650%	9/15/11	2,175	1,952
	SLM Corp.	4.000%	1/15/09	2,500	2,415
	SLM Corp.	4.500%	7/26/10	3,550	3,271
	SLM Corp.	5.400%	10/25/11	3,700	3,445
	Insurance (1.1%)
	Aetna, Inc.	7.875%	3/1/11	1,675	1,818
	Aetna, Inc.	5.750%	6/15/11	1,575	1,616
	Allstate Corp.	7.200%	12/1/09	2,500	2,625
	Allstate Corp.	6.125%	2/15/12	1,450	1,535
	Allstate Life Global Funding	4.500%	5/29/09	100	100
	American International Group, Inc.	4.700%	10/1/10	2,100	2,091
	American International Group, Inc.	5.375%	10/18/11	800	814
	American International Group, Inc.	4.950%	3/20/12	2,825	2,799
	AXA Financial, Inc.	7.750%	8/1/10	2,276	2,453
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	7,700	7,697
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,000	1,002
	Berkshire Hathaway Finance Corp.	4.750%	5/15/12	1,100	1,111
	CNA Financial Corp.	6.000%	8/15/11	2,150	2,209
	Genworth Financial, Inc.	4.750%	6/15/09	1,625	1,621
	Genworth Financial, Inc.	5.125%	3/15/11	1,600	1,626
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,025	4,057
	ING USA Global	4.500%	10/1/10	3,600	3,607
	John Hancock Financial Services	5.625%	12/1/08	850	854
	Lincoln National Corp.	6.200%	12/15/11	1,000	1,048
	Lincoln National Corp.	5.650%	8/27/12	225	229
	Marsh & McLennan Cos., Inc.	5.150%	9/15/10	50	50
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	1,900	1,960
	Principal Life Income Funding	3.200%	4/1/09	1,500	1,475
	Principal Life Income Funding	5.125%	3/1/11	775	792
	Principal Life Income Funding	5.300%	12/14/12	1,900	1,921
	Progressive Corp.	6.375%	1/15/12	500	529
	Protective Life Secured Trust	4.850%	8/16/10	1,700	1,707
	Prudential Financial, Inc.	5.100%	12/14/11	1,200	1,198
	Prudential Financial, Inc.	5.800%	6/15/12	1,275	1,300
	Safeco Corp.	4.875%	2/1/10	2,500	2,497
	Travelers Cos. Inc.	5.375%	6/15/12	700	717
	UnitedHealth Group, Inc.	4.125%	8/15/09	1,425	1,412
	UnitedHealth Group, Inc.	5.250%	3/15/11	2,250	2,275
2	UnitedHealth Group, Inc.	5.500%	11/15/12	575	586
	WellPoint Inc.	4.250%	12/15/09	900	896
	WellPoint Inc.	5.000%	1/15/11	1,950	1,953
	WellPoint Inc.	6.375%	1/15/12	1,650	1,714
	WellPoint Inc.	6.800%	8/1/12	1,150	1,234
	Willis North America Inc.	5.125%	7/15/10	900	897
	XL Capital Ltd.	6.500%	1/15/12	2,575	2,638
	Real Estate Investment Trusts (0.3%)
	AvalonBay Communities, Inc.	5.500%	1/15/12	2,000	1,986
	Brandywine Operating Partnership	4.500%	11/1/09	1,500	1,486
	Developers Diversified Realty Corp.	5.250%	4/15/11	1,500	1,498
	Duke Realty LP	5.625%	8/15/11	575	584
	ERP Operating LP	6.625%	3/15/12	1,350	1,393
	Health Care Property Investors, Inc.	5.950%	9/15/11	625	625
	ProLogis	5.250%	11/15/10	2,475	2,499
	Regency Centers LP	6.750%	1/15/12	1,650	1,715

Simon Property Group Inc.	3.750%	1/30/09	2,300	2,272
Simon Property Group Inc.	4.600%	6/15/10	175	174
Simon Property Group Inc.	4.875%	8/15/10	2,975	2,946
Simon Property Group Inc.	5.600%	9/1/11	1,250	1,252
Simon Property Group Inc.	5.000%	3/1/12	3,400	3,338
Vornado Realty	5.600%	2/15/11	1,100	1,095
				875,813
Industrial (11.3%)
Basic Industry (0.6%)
Alcan, Inc.	6.450%	3/15/11	3,150	3,296
Alcoa, Inc.	6.000%	1/15/12	3,200	3,298
BHP Billiton Finance	5.000%	12/15/10	1,000	1,002
BHP Finance USA Ltd.	5.125%	3/29/12	475	477
Celulosa Arauco Constitution SA	8.625%	8/15/10	3,500	3,828
Dow Chemical Co.	6.125%	2/1/11	2,725	2,826
Dow Chemical Co.	6.000%	10/1/12	3,000	3,129
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	3,500	3,629
Falconbridge Ltd.	7.350%	6/5/12	1,000	1,087
ICI Wilmington	4.375%	12/1/08	2,200	2,181
International Paper Co.	4.000%	4/1/10	2,000	1,982
Monsanto Co.	7.375%	8/15/12	1,200	1,309
Noranda, Inc.	7.250%	7/15/12	1,500	1,619
Nucor Corp.	5.000%	12/1/12	925	927
Potash Corp. of Saskatchewan	7.750%	5/31/11	2,400	2,600
Weyerhaeuser Co.	6.750%	3/15/12	4,675	4,893
Capital Goods (1.3%)
3M Co.	5.125%	11/6/09	575	588
Bemis Co. Inc.	4.875%	4/1/12	1,600	1,595
Boeing Capital Corp.	6.100%	3/1/11	4,850	5,079
Boeing Capital Corp.	6.500%	2/15/12	2,200	2,358
Caterpillar Financial Services Corp.	4.150%	1/15/10	2,900	2,881
Caterpillar Financial Services Corp.	4.300%	6/1/10	8,375	8,344
CRH America Inc.	5.625%	9/30/11	2,500	2,519
CRH America Inc.	6.950%	3/15/12	2,000	2,112
Emerson Electric Co.	7.125%	8/15/10	500	539
Emerson Electric Co.	4.625%	10/15/12	3,200	3,199
General Dynamics Corp.	4.500%	8/15/10	875	882
Hanson PLC	7.875%	9/27/10	2,000	2,170
Honeywell International, Inc.	7.500%	3/1/10	1,000	1,063
Honeywell International, Inc.	6.125%	11/1/11	2,000	2,106
Honeywell International, Inc.	5.625%	8/1/12	775	805
John Deere Capital Corp	4.400%	7/15/09	2,500	2,506
John Deere Capital Corp.	4.875%	3/16/09	5,525	5,541
John Deere Capital Corp.	5.400%	10/17/11	1,325	1,365
John Deere Capital Corp.	7.000%	3/15/12	3,925	4,254
Lafarge SA	6.150%	7/15/11	3,175	3,292
Mohawk Industries Inc.	5.750%	1/15/11	3,000	3,072
Northrop Grumman Corp.	7.125%	2/15/11	3,550	3,794
Raytheon Co.	4.850%	1/15/11	2,000	2,021
Republic Services, Inc.	6.750%	8/15/11	1,000	1,053
Textron Financial Corp.	6.000%	11/20/09	800	817
Textron Financial Corp.	4.600%	5/3/10	2,300	2,301
Textron Financial Corp.	5.125%	11/1/10	2,275	2,301
Textron, Inc.	6.500%	6/1/12	2,100	2,226
Tyco International Group SA	6.125%	11/1/08	1,100	1,122
Tyco International Group SA	6.125%	1/15/09	2,500	2,546
Tyco International Group SA	6.750%	2/15/11	1,950	2,027
Tyco International Group SA	6.375%	10/15/11	2,000	2,091
United Technologies Corp.	4.375%	5/1/10	1,400	1,405

United Technologies Corp.	7.125%	11/15/10	2,000	2,149
United Technologies Corp.	6.350%	3/1/11	1,225	1,304
United Technologies Corp.	6.100%	5/15/12	1,000	1,062
Waste Management, Inc.	6.875%	5/15/09	2,000	2,055
Communication (3.1%)
America Movil SA de C.V.	4.125%	3/1/09	1,550	1,542
AT&T Inc.	6.000%	3/15/09	1,800	1,824
AT&T Inc.	4.125%	9/15/09	2,750	2,736
AT&T Inc.	5.300%	11/15/10	2,400	2,449
AT&T Inc.	6.250%	3/15/11	4,125	4,309
AT&T Inc.	7.300%	11/15/11	7,650	8,275
AT&T Inc.	5.875%	2/1/12	5,100	5,286
AT&T Inc.	5.875%	8/15/12	1,450	1,503
AT&T Inc.	4.950%	1/15/13	1,350	1,359
AT&T Wireless	7.875%	3/1/11	11,750	12,743
AT&T Wireless	8.125%	5/1/12	3,900	4,353
BellSouth Corp.	4.200%	9/15/09	6,300	6,291
British Sky Broadcasting Corp.	6.875%	2/23/09	775	791
British Sky Broadcasting Corp.	8.200%	7/15/09	2,750	2,879
British Telecommunications PLC	8.625%	12/15/10	5,825	6,401
CenturyTel, Inc.	7.875%	8/15/12	1,000	1,100
Cingular Wireless LLC	6.500%	12/15/11	1,000	1,056
Comcast Cable Communications, Inc.	6.875%	6/15/09	3,300	3,391
Comcast Cable Communications, Inc.	6.750%	1/30/11	5,900	6,169
Comcast Corp.	5.850%	1/15/10	75	77
Comcast Corp.	5.500%	3/15/11	2,275	2,300
Cox Communications, Inc.	7.875%	8/15/09	1,500	1,565
Cox Communications, Inc.	4.625%	1/15/10	4,225	4,192
Cox Communications, Inc.	6.750%	3/15/11	2,175	2,257
Cox Communications, Inc.	7.125%	10/1/12	2,950	3,167
Deutsche Telekom International Finance	8.000%	6/15/10	9,375	10,009
France Telecom	7.750%	3/1/11	9,100	9,843
Gannett Co., Inc.	6.375%	4/1/12	1,175	1,218
Koninklijke KPN NV	8.000%	10/1/10	2,000	2,138
McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,075	2,117
Qwest Communications International Inc.	7.875%	9/1/11	2,375	2,479
Qwest Communications International Inc.	8.875%	3/15/12	2,375	2,550
R.R. Donnelley & Sons Co.	3.750%	4/1/09	850	837
R.R. Donnelley & Sons Co.	4.950%	5/15/10	900	898
R.R. Donnelley & Sons Co.	5.625%	1/15/12	600	603
Sprint Capital Corp.	6.375%	5/1/09	2,975	2,985
Sprint Capital Corp.	7.625%	1/30/11	475	496
Sprint Capital Corp.	8.375%	3/15/12	5,875	6,374
Telecom Italia Capital	4.000%	1/15/10	3,605	3,529
Telecom Italia Capital	4.875%	10/1/10	1,000	995
Telecom Italia Capital	6.200%	7/18/11	700	728
Telefonica Emisiones SAU	5.984%	6/20/11	5,300	5,438
Telefonica Europe BV	7.750%	9/15/10	5,000	5,334
Telefonos de Mexico SA	4.500%	11/19/08	1,600	1,592
Telefonos de Mexico SA	4.750%	1/27/10	3,150	3,150
Telus Corp.	8.000%	6/1/11	5,000	5,416
Thomson Corp.	6.200%	1/5/12	1,500	1,559
Time Warner Cable Inc.	5.400%	7/2/12	3,800	3,809
Time Warner Entertainment	8.875%	10/1/12	1,000	1,125
Verizon Communications Corp.	5.350%	2/15/11	3,800	3,876
Verizon Global Funding Corp.	7.250%	12/1/10	6,400	6,833
Verizon Global Funding Corp.	6.875%	6/15/12	2,500	2,698
Verizon New England, Inc.	6.500%	9/15/11	2,500	2,628
Verizon New Jersey, Inc.	5.875%	1/17/12	2,000	2,072

	Verizon New York, Inc.	6.875%	4/1/12	2,000	2,126
	Verizon Pennsylvania, Inc.	5.650%	11/15/11	2,000	2,061
	Viacom Inc.	7.700%	7/30/10	2,475	2,629
	Viacom Inc.	6.625%	5/15/11	2,000	2,073
	Viacom Inc.	5.625%	8/15/12	2,225	2,232
	Vodafone AirTouch PLC	7.750%	2/15/10	6,235	6,577
	Vodafone Group PLC	5.500%	6/15/11	850	866
	Vodafone Group PLC	5.350%	2/27/12	1,750	1,773
	Consumer Cyclical (2.0%)
	Centex Corp.	7.500%	1/15/12	1,500	1,420
	Centex Corp.	5.450%	8/15/12	1,500	1,305
	Costco Wholesale Corp.	5.300%	3/15/12	3,700	3,795
	CVS Caremark Corp.	4.000%	9/15/09	1,750	1,719
	CVS Caremark Corp.	5.750%	8/15/11	1,800	1,844
3	CVS Caremark Corp.	6.302%	6/1/37	1,000	965
	D.R. Horton, Inc.	4.875%	1/15/10	1,175	1,071
	D.R. Horton, Inc.	6.000%	4/15/11	2,750	2,503
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	6,100	6,287
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	2,200	2,183
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,175	1,249
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	6,350	6,437
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	8,350	8,460
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	3,475	3,709
	Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,318
	Federated Department Stores, Inc.	6.300%	4/1/09	2,500	2,536
	Federated Retail Holding	5.350%	3/15/12	2,650	2,585
	Home Depot Inc.	3.750%	9/15/09	1,125	1,102
	Home Depot Inc.	4.625%	8/15/10	2,075	2,030
	Home Depot Inc.	5.200%	3/1/11	1,325	1,320
	J.C. Penney Co., Inc.	8.000%	3/1/10	3,000	3,130
	Johnson Controls, Inc.	5.250%	1/15/11	875	883
	Lowe’s Cos., Inc.	8.250%	6/1/10	2,000	2,159
	Lowe’s Cos., Inc.	5.600%	9/15/12	1,200	1,234
	Marriott International	4.625%	6/15/12	1,175	1,142
	May Department Stores Co.	4.800%	7/15/09	1,500	1,494
	McDonald’s Corp.	5.750%	3/1/12	1,800	1,899
	Starwood Hotel Resorts	7.875%	5/1/12	2,500	2,662
	Target Corp.	7.500%	8/15/10	3,000	3,221
	Target Corp.	6.350%	1/15/11	4,900	5,136
	The Walt Disney Co.	5.700%	7/15/11	2,900	3,006
	The Walt Disney Co.	6.375%	3/1/12	1,500	1,606
	The Walt Disney Co.	4.700%	12/1/12	1,125	1,129
	Time Warner, Inc.	6.750%	4/15/11	1,750	1,819
	Time Warner, Inc.	5.500%	11/15/11	7,150	7,168
	Time Warner, Inc.	6.875%	5/1/12	825	869
	Toyota Motor Credit Corp.	5.500%	12/15/08	2,500	2,531
	Toyota Motor Credit Corp.	4.250%	3/15/10	1,750	1,760
	Toyota Motor Credit Corp.	4.350%	12/15/10	2,300	2,322
	Toyota Motor Credit Corp.	5.450%	5/18/11	500	522
	Viacom Inc.	5.750%	4/30/11	2,925	2,953
	Wal-Mart Stores, Inc.	6.875%	8/10/09	10,100	10,514
	Wal-Mart Stores, Inc.	4.000%	1/15/10	2,500	2,498
	Wal-Mart Stores, Inc.	4.125%	7/1/10	5,200	5,182
	Wal-Mart Stores, Inc.	4.125%	2/15/11	3,975	3,986
	Western Union Co.	5.400%	11/17/11	1,925	1,944
	Yum! Brands, Inc.	8.875%	4/15/11	1,750	1,919
	Yum! Brands, Inc.	7.700%	7/1/12	1,100	1,193
	Consumer Noncyclical (2.1%)
	Abbott Laboratories	3.500%	2/17/09	2,350	2,330

	Abbott Laboratories	3.750%	3/15/11	1,250	1,223
	Abbott Laboratories	5.600%	5/15/11	3,325	3,446
	Abbott Laboratories	5.150%	11/30/12	1,675	1,726
	AmerisourceBergen Corp.	5.625%	9/15/12	1,225	1,248
	Amgen Inc.	4.000%	11/18/09	3,150	3,135
	Anheuser Busch Cos., Inc.	4.700%	4/15/12	1,500	1,508
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	800	835
	AstraZeneca PLC	5.400%	9/15/12	6,375	6,572
	Baxter Finco, BV	4.750%	10/15/10	500	504
	Bottling Group LLC	4.625%	11/15/12	4,500	4,540
	Bunge Ltd. Finance Corp.	4.375%	12/15/08	450	447
	Campbell Soup Co.	6.750%	2/15/11	1,000	1,061
	Cardinal Health, Inc.	6.750%	2/15/11	425	446
2	Cardinal Health, Inc.	5.650%	6/15/12	375	383
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	1,300	1,529
	Clorox Co.	4.200%	1/15/10	2,650	2,613
	Coca-Cola Enterprises Inc.	4.375%	9/15/09	1,550	1,549
	Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,317
	ConAgra Foods, Inc.	7.875%	9/15/10	1,000	1,074
	ConAgra Foods, Inc.	6.750%	9/15/11	387	407
	Coors Brewing Co.	6.375%	5/15/12	82	87
2	Covidien International	5.450%	10/15/12	2,425	2,497
	Diageo Capital PLC	4.375%	5/3/10	500	497
	Diageo Finance BV	3.875%	4/1/11	3,500	3,446
	Eli Lilly & Co.	6.000%	3/15/12	1,000	1,057
	Fortune Brands Inc.	5.125%	1/15/11	3,150	3,146
	Genentech Inc.	4.400%	7/15/10	850	854
	General Mills, Inc.	6.000%	2/15/12	4,675	4,803
	General Mills, Inc.	5.650%	9/10/12	3,050	3,100
	Gillette Co.	3.800%	9/15/09	2,000	1,999
	H.J. Heinz Co.	6.625%	7/15/11	2,500	2,614
	H.J. Heinz Co.	6.000%	3/15/12	1,500	1,545
	Hershey Foods Corp.	5.300%	9/1/11	550	565
	Hospira, Inc.	4.950%	6/15/09	575	579
	Imperial Tobacco	7.125%	4/1/09	1,775	1,811
	Johnson & Johnson	5.150%	8/15/12	2,075	2,175
	Kellogg Co.	6.600%	4/1/11	5,850	6,203
	Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,163
	Kraft Foods, Inc.	4.125%	11/12/09	3,200	3,158
	Kraft Foods, Inc.	5.625%	11/1/11	4,750	4,847
	Kraft Foods, Inc.	6.250%	6/1/12	5,750	5,983
	Kroger Co.	7.250%	6/1/09	1,500	1,544
	Kroger Co.	8.050%	2/1/10	1,700	1,817
	Kroger Co.	6.800%	4/1/11	1,000	1,066
	Kroger Co.	6.750%	4/15/12	3,050	3,235
	McKesson Corp.	7.750%	2/1/12	1,475	1,626
	Medtronic Inc.	4.375%	9/15/10	1,625	1,623
	Molson Coors Capital Finance	4.850%	9/22/10	300	304
	Newell Rubbermaid, Inc.	4.000%	5/1/10	1,000	995
	PepsiAmericas Inc.	5.750%	7/31/12	800	841
	Pepsico, Inc.	5.150%	5/15/12	3,250	3,375
	Procter & Gamble Co.	6.875%	9/15/09	4,825	5,072
	Quest Diagnostic, Inc.	5.125%	11/1/10	3,500	3,581
	Reynolds American Inc.	6.500%	7/15/10	1,350	1,397
	Reynolds American Inc.	7.250%	6/1/12	1,350	1,424
	Safeway, Inc.	4.950%	8/16/10	875	877
	Safeway, Inc.	5.800%	8/15/12	3,050	3,153
	Unilever Capital Corp.	7.125%	11/1/10	4,000	4,293
	UST, Inc.	6.625%	7/15/12	1,000	1,060

	Wm. Wrigley Jr. Co.	4.300%	7/15/10	2,425	2,421
	Wyeth	6.950%	3/15/11	5,000	5,318
	Energy (1.0%)
	Amerada Hess Corp.	6.650%	8/15/11	1,500	1,581
	Anadarko Finance Co.	6.750%	5/1/11	3,375	3,530
	Apache Corp.	6.250%	4/15/12	1,000	1,059
	BP Capital Markets PLC	4.875%	3/15/10	2,000	2,032
	Burlington Resources, Inc.	6.680%	2/15/11	2,000	2,137
	Burlington Resources, Inc.	6.500%	12/1/11	500	538
	Canadian Natural Resources	6.700%	7/15/11	2,500	2,624
	Canadian Natural Resources	5.450%	10/1/12	1,600	1,617
	Conoco Funding Co.	6.350%	10/15/11	8,875	9,430
	Devon Financing Corp.	6.875%	9/30/11	4,500	4,812
	Encana Corp.	4.600%	8/15/09	1,250	1,246
	Halliburton Co.	5.500%	10/15/10	1,500	1,549
	Husky Energy Inc.	6.250%	6/15/12	1,000	1,049
	Kerr McGee Corp.	6.875%	9/15/11	3,475	3,677
	Marathon Oil Corp.	6.125%	3/15/12	2,000	2,089
	Marathon Oil Corp.	6.000%	7/1/12	3,100	3,216
	Norsk Hydro	6.360%	1/15/09	1,500	1,527
	Occidental Petroleum	4.250%	3/15/10	2,560	2,554
	PanCanadian Energy Corp.	6.300%	11/1/11	1,500	1,570
	Phillips Petroleum Co.	8.750%	5/25/10	3,800	4,177
	Shell International Finance	5.625%	6/27/11	1,950	2,035
	Shell International Finance	4.950%	3/22/12	700	717
	Valero Energy Corp.	6.875%	4/15/12	3,000	3,195
2	Weatherford International Inc.	5.950%	6/15/12	2,250	2,354
	XTO Energy, Inc.	5.900%	8/1/12	4,750	4,933
	Technology (0.7%)
	Cisco Systems Inc.	5.250%	2/22/11	10,000	10,241
	Electronic Data Systems	7.125%	10/15/09	825	853
	Fiserv, Inc.	6.125%	11/20/12	3,000	3,054
	Hewlett-Packard Co.	5.250%	3/1/12	1,750	1,795
	Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,106
	IBM International Group Capital	5.050%	10/22/12	7,525	7,692
	International Business Machines Corp.	5.375%	2/1/09	2,000	2,028
	International Business Machines Corp.	4.375%	6/1/09	300	301
	International Business Machines Corp.	4.950%	3/22/11	4,200	4,271
	Intuit Inc.	5.400%	3/15/12	950	962
	Motorola, Inc.	7.625%	11/15/10	390	416
	Motorola, Inc.	8.000%	11/1/11	925	1,011
	Motorola, Inc.	5.375%	11/15/12	1,800	1,799
	National Semiconductor	6.150%	6/15/12	1,250	1,274
	Oracle Corp.	5.000%	1/15/11	4,650	4,716
	Pitney Bowes, Inc.	4.625%	10/1/12	2,000	1,986
	Xerox Corp.	9.750%	1/15/09	1,125	1,175
	Xerox Corp.	7.125%	6/15/10	1,825	1,921
	Xerox Corp.	6.875%	8/15/11	1,025	1,076
	Xerox Corp.	5.500%	5/15/12	1,800	1,823
	Transportation (0.5%)
	American Airlines, Inc.	7.024%	10/15/09	3,775	3,765
	Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,500	2,615
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	1,050	1,086
	Canadian National Railway Co.	4.250%	8/1/09	2,700	2,692
	Canadian Pacific Rail	6.250%	10/15/11	1,550	1,623
	CSX Corp.	6.300%	3/15/12	2,000	2,060
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	2,000	2,037
	Delta Air Lines, Inc.	7.111%	9/18/11	2,000	1,997

	FedEx Corp.	3.500%	4/1/09	2,075	2,054
	Norfolk Southern Corp.	6.200%	4/15/09	2,250	2,296
	Norfolk Southern Corp.	6.750%	2/15/11	1,425	1,525
	Ryder System Inc.	5.950%	5/2/11	850	884
	Southwest Airlines Co.	6.500%	3/1/12	2,000	2,055
	Union Pacific Corp.	3.875%	2/15/09	1,000	993
	Union Pacific Corp.	6.500%	4/15/12	4,750	5,014
	Other (0.0%)
	Black & Decker Corp.	7.125%	6/1/11	1,000	1,068
					740,583
Utilities (1.9%)
	Electric (1.5%)
	American Electric Power Co., Inc.	5.375%	3/15/10	2,700	2,743
	Carolina Power & Light Co.	6.500%	7/15/12	1,000	1,064
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	2,400	2,495
	Commonwealth Edison Co.	6.150%	3/15/12	3,275	3,377
	Consolidated Edison Co. of New York	5.625%	7/1/12	2,000	2,058
	Constellation Energy Group, Inc.	6.125%	9/1/09	875	894
	Constellation Energy Group, Inc.	7.000%	4/1/12	2,300	2,465
	Consumers Energy Co.	4.800%	2/17/09	1,000	1,000
	Consumers Energy Co.	5.000%	2/15/12	1,250	1,258
	Detroit Edison Co.	6.125%	10/1/10	1,000	1,039
	Dominion Resources, Inc.	4.750%	12/15/10	2,125	2,124
3	Dominion Resources, Inc.	6.300%	9/30/66	3,400	3,301
	DTE Energy Co.	7.050%	6/1/11	1,000	1,058
	Duke Energy Corp.	6.250%	1/15/12	2,000	2,109
	Energy East Corp.	6.750%	6/15/12	1,750	1,849
	Exelon Corp.	6.750%	5/1/11	1,000	1,039
	Exelon Generation Co. LLC	6.950%	6/15/11	1,500	1,575
	FirstEnergy Corp.	6.450%	11/15/11	6,875	7,093
	Florida Power Corp.	4.500%	6/1/10	1,150	1,153
	FPL Group Capital, Inc.	7.375%	6/1/09	2,075	2,156
	FPL Group Capital, Inc.	5.625%	9/1/11	3,350	3,447
	Illinois Power	7.500%	6/15/09	1,000	1,036
	MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,187
	National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	3,350	3,346
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	3,500	3,799
	NiSource Finance Corp.	7.875%	11/15/10	2,800	2,969
	Oncor Electric Delivery Co.	6.375%	5/1/12	1,950	2,042
	Pacific Gas & Electric Co.	3.600%	3/1/09	2,450	2,422
	Pacific Gas & Electric Co.	4.200%	3/1/11	1,100	1,084
	PacifiCorp	6.900%	11/15/11	3,650	3,898
	PPL Electric Utilities Corp.	6.250%	8/15/09	2,000	2,055
	PPL Energy Supply LLC	6.400%	11/1/11	1,000	1,027
	Progress Energy, Inc.	7.100%	3/1/11	3,418	3,651
	Progress Energy, Inc.	6.850%	4/15/12	775	828
	PSE&G Power LLC	7.750%	4/15/11	1,950	2,095
	PSE&G Power LLC	6.950%	6/1/12	3,575	3,781
	Public Service Co. of Colorado	7.875%	10/1/12	2,800	3,168
	SCANA Corp.	6.875%	5/15/11	1,500	1,565
	Southern Co.	5.300%	1/15/12	2,550	2,594
	Southern Power Co.	6.250%	7/15/12	1,000	1,046
	Tampa Electric Co.	6.875%	6/15/12	1,000	1,064
	Virginia Electric & Power Co.	5.100%	11/30/12	2,875	2,888
	Wisconsin Energy Corp.	6.500%	4/1/11	4,595	4,834
	Natural Gas (0.4%)
	AGL Capital Corp.	7.125%	1/14/11	500	527
	Atmos Energy Corp.	4.000%	10/15/09	1,300	1,298
	Consolidated Natural Gas	6.250%	11/1/11	1,000	1,031

	Duke Energy Field Services	7.875%	8/16/10	1,750	1,877
	Energy Transfer Partners LP	5.650%	8/1/12	1,250	1,240
*	Enron Corp.	9.125%	4/1/03	2,000	355
*	Enron Corp.	7.625%	9/10/04	1,000	178
	Enterprise Products Operating LP	4.625%	10/15/09	400	399
	Enterprise Products Operating LP	4.950%	6/1/10	2,450	2,476
*	HNG Internorth	9.625%	3/15/06	1,500	266
	KeySpan Corp.	7.625%	11/15/10	1,500	1,611
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,225	1,280
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	550	586
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	1,350	1,378
	ONEOK Partners, LP	5.900%	4/1/12	3,400	3,483
	Reliant Energy Resources	7.750%	2/15/11	2,500	2,663
	Sempra Energy	7.950%	3/1/10	1,500	1,604
	Transcontinental Gas Pipe Line Corp.	7.000%	8/15/11	2,800	2,954
	Williams Cos., Inc.	8.125%	3/15/12	2,800	3,038
					125,920
Total Corporate Bonds (Cost $1,770,085)					1,774,595
Sovereign Bonds (U.S. Dollar-Denominated) (4.8%)
	Asian Development Bank	4.500%	9/4/12	5,000	5,143
	Canadian Mortgage & Housing	4.800%	10/1/10	1,500	1,536
	Corp. Andina de Fomento	6.875%	3/15/12	2,300	2,448
	Eksportfinans	4.750%	12/15/08	6,025	6,048
	Eksportfinans	5.125%	10/26/11	2,000	2,074
	European Investment Bank	4.500%	2/17/09	3,825	3,865
	European Investment Bank	5.000%	2/8/10	3,350	3,449
	European Investment Bank	4.000%	3/3/10	2,925	2,954
	European Investment Bank	4.625%	9/15/10	19,750	20,288
	European Investment Bank	5.250%	6/15/11	18,900	19,704
	European Investment Bank	4.625%	3/21/12	5,200	5,331
	Export-Import Bank of Korea	4.500%	8/12/09	3,500	3,499
	Export-Import Bank of Korea	4.625%	3/16/10	500	504
	Export-Import Bank of Korea	5.125%	2/14/11	600	610
	Export-Import Bank of Korea	5.500%	10/17/12	2,800	2,835
	Federation of Malaysia	8.750%	6/1/09	4,350	4,616
	Federation of Malaysia	7.500%	7/15/11	2,875	3,144
	Financement Quebec	5.000%	10/25/12	2,000	2,081
	Inter-American Development Bank	5.625%	4/16/09	4,275	4,397
	Inter-American Development Bank	7.375%	1/15/10	2,800	2,983
	Inter-American Development Bank	5.000%	4/5/11	5,000	5,143
	Inter-American Development Bank	4.750%	10/19/12	5,000	5,180
	International Bank for Reconstruction & Development	4.125%	6/24/09	1,000	1,006
	International Bank for Reconstruction & Development	4.125%	8/12/09	975	980
	International Finance Corp.	4.000%	6/15/10	1,250	1,264
	International Finance Corp.	5.125%	5/2/11	7,100	7,380
	Japan Bank International	4.750%	5/25/11	2,150	2,198
	Japan Bank International	4.375%	11/26/12	2,200	2,213
	Japan Finance Corp.	5.875%	3/14/11	2,000	2,118
	KFW International Finance Inc.	4.500%	9/21/09	3,325	3,373
	KFW International Finance Inc.	4.875%	10/19/09	3,650	3,740
	Korea Development Bank	3.875%	3/2/09	2,375	2,358
	Korea Development Bank	4.750%	7/20/09	4,725	4,763
	Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	15,475	15,846
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	14,875	15,003
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	19,500	20,176
	Landeskreditbank Baden-Wuerttemberg—Foerderbank	4.250%	9/15/10	3,500	3,541

	Landwirtschaftliche Rentenbank	3.625%	10/20/09	7,225	7,211
	Landwirtschaftliche Rentenbank	3.875%	3/15/10	3,500	3,528
	Landwirtschaftliche Rentenbank	4.875%	2/14/11	1,500	1,549
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	4,500	4,760
	Mass Transit Railway Corp.	7.500%	2/4/09	1,500	1,545
	Mass Transit Railway Corp.	7.500%	11/8/10	1,500	1,614
	Nordic Investment Bank	3.875%	6/15/10	3,750	3,758
	Nordic Investment Bank	4.500%	9/13/10	5,000	5,150
	Oesterreichische Kontrollbank	4.250%	10/6/10	3,375	3,423
	Oesterreichische Kontrollbank	4.750%	11/8/11	250	257
	Oesterreichische Kontrollbank	4.750%	10/16/12	2,500	2,589
	Pemex Project Funding Master Trust	7.875%	2/1/09	3,829	3,872
	Pemex Project Funding Master Trust	9.125%	10/13/10	2,500	2,769
	People’s Republic of China	7.300%	12/15/08	2,000	2,050
	Province of Ontario	3.625%	10/21/09	2,025	2,014
	Province of Ontario	5.000%	10/18/11	5,950	6,164
	Province of Quebec	5.750%	2/15/09	6,200	6,318
	Province of Quebec	5.000%	7/17/09	1,500	1,522
	Quebec Hydro Electric	6.300%	5/11/11	2,500	2,674
	Republic of Chile	7.125%	1/11/12	3,000	3,272
	Republic of Italy	6.000%	2/22/11	5,775	6,109
	Republic of Italy	5.625%	6/15/12	10,725	11,408
	Republic of Poland	6.250%	7/3/12	2,600	2,780
	Republic of South Africa	7.375%	4/25/12	2,500	2,754
	Swedish Export Credit Corp.	4.875%	1/19/10	2,500	2,544
	Swedish Export Credit Corp.	4.000%	6/15/10	2,175	2,172
	Swedish Export Credit Corp.	4.500%	9/27/10	7,350	7,494
	United Mexican States	9.875%	2/1/10	475	526
	United Mexican States	8.375%	1/14/11	11,600	12,833
	United Mexican States	7.500%	1/14/12	2,100	2,307
Total Sovereign Bonds (Cost $304,105)					310,757
				Shares
4	Vanguard Market Liquidity Fund (Cost $11,673)	4.664%		11,672,868	11,673
Total Investments (98.9%) (Cost $6,358,178)					6,461,899
Other Assets and Liabilities—Net (1.1%)					72,168
Net Assets (100%)					6,534,067

* Non-income-producing security—security in default.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $23,296,000, representing 0.4% of net assets.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (51.4%)
U.S. Government Securities (36.3%)
	U.S. Treasury Bond	3.625%	5/15/13	32,065	32,260
	U.S. Treasury Bond	11.250%	2/15/15	107,615	157,186
	U.S. Treasury Bond	10.625%	8/15/15	150,910	217,783
	U.S. Treasury Bond	9.875%	11/15/15	123,275	172,623
	U.S. Treasury Bond	9.250%	2/15/16	149,850	204,475
	U.S. Treasury Bond	7.250%	5/15/16	183,930	226,004
	U.S. Treasury Bond	7.500%	11/15/16	185,175	232,308
	U.S. Treasury Bond	8.750%	5/15/17	172,975	235,165
	U.S. Treasury Bond	8.875%	8/15/17	144,860	199,206
	U.S. Treasury Bond	9.125%	5/15/18	60,475	85,478
	U.S. Treasury Bond	8.875%	2/15/19	50,700	71,289
	U.S. Treasury Note	4.375%	1/31/08	8,525	8,534
	U.S. Treasury Note	5.125%	6/30/08	32,425	32,693
	U.S. Treasury Note	4.625%	9/30/08	22,425	22,618
	U.S. Treasury Note	4.875%	10/31/08	25,250	25,546
	U.S. Treasury Note	4.750%	11/15/08	9,525	9,631
	U.S. Treasury Note	4.500%	3/31/09	200	203
	U.S. Treasury Note	3.875%	5/15/09	5,000	5,050
	U.S. Treasury Note	4.625%	7/31/09	9,500	9,721
	U.S. Treasury Note	4.625%	7/31/12	5,575	5,853
	U.S. Treasury Note	4.250%	9/30/12	6,475	6,701
	U.S. Treasury Note	3.875%	2/15/13	19,910	20,302
	U.S. Treasury Note	4.250%	8/15/13	37,500	38,853
	U.S. Treasury Note	4.250%	11/15/13	101,790	105,496
	U.S. Treasury Note	4.000%	2/15/14	60,760	62,041
	U.S. Treasury Note	4.750%	5/15/14	135,825	144,378
	U.S. Treasury Note	4.250%	8/15/14	34,180	35,323
	U.S. Treasury Note	4.250%	11/15/14	70,845	73,059
	U.S. Treasury Note	4.125%	5/15/15	57,525	58,621
	U.S. Treasury Note	4.250%	8/15/15	37,440	38,411
	U.S. Treasury Note	4.500%	11/15/15	2,475	2,577
	U.S. Treasury Note	5.125%	5/15/16	4,675	5,057
	U.S. Treasury Note	4.875%	8/15/16	35,530	37,806
	U.S. Treasury Note	4.625%	11/15/16	550	576
	U.S. Treasury Note	4.500%	5/15/17	100	104
	U.S. Treasury Note	4.750%	8/15/17	35,225	37,185
					2,620,116
Agency Bonds and Notes (15.1%)
	Agency for International Development—Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	6,825	6,866
1	Federal Farm Credit Bank	4.875%	12/16/15	2,450	2,520
1	Federal Farm Credit Bank	5.125%	8/25/16	11,300	11,779
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	5,876
1	Federal Home Loan Bank	3.875%	6/14/13	31,825	31,575
1	Federal Home Loan Bank	5.375%	6/14/13	5,000	5,304
1	Federal Home Loan Bank	5.125%	8/14/13	45,500	47,941
1	Federal Home Loan Bank	4.500%	9/16/13	45,900	46,878
1	Federal Home Loan Bank	5.250%	6/18/14	150	159
1	Federal Home Loan Bank	5.500%	8/13/14	45,725	49,079
1	Federal Home Loan Bank	5.375%	5/18/16	26,450	28,150
1	Federal Home Loan Bank	5.625%	6/13/16	4,325	4,574
1	Federal Home Loan Bank	4.750%	12/16/16	29,650	30,220
1	Federal Home Loan Bank	4.875%	5/17/17	4,225	4,336

1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	50,850	52,053
1	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	45,675	46,760
1	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	50,250	52,376
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	35,000	35,804
1	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	51,700	54,172
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	23,150	23,531
1	Federal Home Loan Mortgage Corp.	4.750%	11/17/15	15,000	15,440
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	25,000	25,627
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	31,500	33,237
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	42,500	45,590
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	9,500	9,929
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	4,500	4,701
1	Federal National Mortgage Assn.	4.375%	3/15/13	54,625	55,636
1	Federal National Mortgage Assn.	4.625%	5/1/13	6,600	6,686
1	Federal National Mortgage Assn.	4.625%	10/15/13	71,350	73,456
1	Federal National Mortgage Assn.	5.125%	1/2/14	9,550	9,888
1	Federal National Mortgage Assn.	4.125%	4/15/14	50,000	50,130
1	Federal National Mortgage Assn.	4.625%	10/15/14	32,225	33,050
1	Federal National Mortgage Assn.	4.375%	10/15/15	20,000	20,128
1	Federal National Mortgage Assn.	5.250%	9/15/16	32,925	34,717
1	Federal National Mortgage Assn.	4.875%	12/15/16	29,900	30,748
1	Federal National Mortgage Assn.	5.000%	2/13/17	24,400	25,272
1	Federal National Mortgage Assn.	5.000%	5/11/17	25,000	25,913
1	Federal National Mortgage Assn.	5.375%	6/12/17	15,000	15,957
	Private Export Funding Corp.	7.200%	1/15/10	6,500	6,962
1	Tennessee Valley Auth.	6.000%	3/15/13	6,000	6,577
1	Tennessee Valley Auth.	4.750%	8/1/13	4,000	4,166
1	Tennessee Valley Auth.	4.375%	6/15/15	7,000	7,012
1	Tennessee Valley Auth.	5.500%	7/18/17	6,200	6,614
					1,087,389
Total U.S. Government and Agency Obligations (Cost $3,541,102)					3,707,505
Corporate Bonds (40.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,500	2,594
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	2,100	2,470
2,3	Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	355	385
					5,449
Finance (19.8%)
	Banking (7.8%)
	AmSouth Bank NA	4.850%	4/1/13	1,500	1,462
	AmSouth Bank NA	5.200%	4/1/15	2,000	1,964
3	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	3,125	3,372
	Banco Bradesco SA	8.750%	10/24/13	1,500	1,697
	Bank of America Corp.	4.875%	1/15/13	2,600	2,645
	Bank of America Corp.	5.375%	6/15/14	2,725	2,769
	Bank of America Corp.	5.125%	11/15/14	4,550	4,562
	Bank of America Corp.	5.250%	12/1/15	5,000	4,893
	Bank of America Corp.	5.750%	8/15/16	3,900	3,890
	Bank of America Corp.	5.625%	10/14/16	12,875	12,943
	Bank of America Corp.	5.300%	3/15/17	8,525	8,285
	Bank of America Corp.	5.420%	3/15/17	12,500	12,201
	Bank of America Corp.	6.100%	6/15/17	2,100	2,155
	Bank of America Corp.	6.000%	9/1/17	5,825	5,941
	Bank of America Corp.	5.750%	12/1/17	4,800	4,841
	Bank of New York Mellon	4.950%	3/15/15	2,300	2,218
	Bank One Corp.	5.250%	1/30/13	925	933
	Bank One Corp.	4.900%	4/30/15	6,150	5,884
	BB&T Corp.	5.200%	12/23/15	10,175	9,836
	BB&T Corp.	5.625%	9/15/16	50	50

	Citigroup, Inc.	5.125%	5/5/14	3,125	3,083
	Citigroup, Inc.	5.000%	9/15/14	25,794	24,761
	Citigroup, Inc.	4.875%	5/7/15	3,600	3,453
	Citigroup, Inc.	4.700%	5/29/15	2,600	2,451
	Citigroup, Inc.	5.300%	1/7/16	5,750	5,641
	Citigroup, Inc.	5.850%	8/2/16	5,075	5,168
	Citigroup, Inc.	5.500%	2/15/17	4,400	4,281
	Citigroup, Inc.	6.000%	8/15/17	6,500	6,712
	Citigroup, Inc.	6.125%	11/21/17	17,850	18,502
	Colonial Bank NA	6.375%	12/1/15	1,250	1,221
	Comerica Bank	5.750%	11/21/16	4,275	4,112
	Comerica Inc.	4.800%	5/1/15	1,500	1,383
	Compass Bank	6.400%	10/1/17	1,600	1,641
	Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	14,975	15,070
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	5,550	5,433
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	8,425	8,382
	Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	3,375	3,385
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	3,250	3,341
2	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	2,900	2,622
	Deutsche Bank AG London	6.000%	9/1/17	14,575	15,012
	Deutsche Bank Financial LLC	5.375%	3/2/15	4,050	3,965
	Fifth Third Bank	4.750%	2/1/15	2,800	2,624
	Fifth Third Bank	5.450%	1/15/17	3,000	2,923
2	Fifth Third Cap Trust IV	6.500%	4/15/67	1,250	1,141
	First Tennessee Bank	5.050%	1/15/15	2,800	2,698
3	HBOS Treasury Services PLC	5.250%	2/21/17	3,225	3,263
	HSBC Bank USA	4.625%	4/1/14	13,500	12,864
	JPMorgan Chase & Co.	5.750%	1/2/13	6,575	6,722
	JPMorgan Chase & Co.	5.375%	1/15/14	3,050	3,064
	JPMorgan Chase & Co.	4.875%	3/15/14	7,100	6,867
	JPMorgan Chase & Co.	5.125%	9/15/14	9,140	8,981
	JPMorgan Chase & Co.	4.750%	3/1/15	2,500	2,405
	JPMorgan Chase & Co.	5.250%	5/1/15	2,975	2,900
	JPMorgan Chase & Co.	5.150%	10/1/15	9,100	8,808
	JPMorgan Chase & Co.	5.875%	6/13/16	5,475	5,463
	JPMorgan Chase & Co.	6.125%	6/27/17	4,325	4,399
	JPMorgan Chase & Co.	6.000%	10/1/17	7,475	7,553
	JPMorgan Chase & Co.	6.000%	1/15/18	4,975	5,089
	Key Bank NA	5.800%	7/1/14	3,800	3,817
	Key Bank NA	4.950%	9/15/15	1,000	956
	Key Bank NA	5.450%	3/3/16	3,025	2,965
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	4,700	4,833
	Marshall & Ilsley Bank	4.850%	6/16/15	700	658
	MBNA Corp.	6.125%	3/1/13	3,375	3,463
	Mellon Bank NA	4.750%	12/15/14	3,800	3,661
	National City Bank	4.625%	5/1/13	4,500	4,168
	NationsBank Corp.	7.750%	8/15/15	1,000	1,125
3	Northern Rock PLC	5.625%	6/22/17	6,325	6,394
	PaineWebber	7.625%	12/1/09	3,000	3,194
	Paribas NY	6.950%	7/22/13	2,000	2,157
	PNC Bank NA	4.875%	9/21/17	700	646
	PNC Bank NA	6.000%	12/7/17	1,125	1,110
	PNC Funding Corp.	5.250%	11/15/15	3,575	3,422
	PNC Funding Corp.	5.625%	2/1/17	7,225	7,083
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	6,975	6,951
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	3,500	3,372
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	8,625	8,326
2	Royal Bank of Scotland Group PLC	5.512%	9/29/49	50	45
	Southtrust Corp.	5.800%	6/15/14	1,350	1,408

	Sovereign Bank	5.125%	3/15/13	3,600	3,450
	State Street Capital Trust	5.300%	1/15/16	1,000	987
	State Street Corp.	5.375%	4/30/17	825	802
	SunTrust Banks, Inc.	5.000%	9/1/15	3,550	3,373
	SunTrust Banks, Inc.	5.200%	1/17/17	150	144
	SunTrust Banks, Inc.	6.000%	9/11/17	1,700	1,710
	Synovus Financial Corp.	4.875%	2/15/13	2,000	1,933
	Synovus Financial Corp.	5.125%	6/15/17	750	681
	UBS AG	5.875%	7/15/16	4,800	4,860
	UBS AG	5.875%	12/20/17	12,600	12,769
	UFJ Finance Aruba AEC	6.750%	7/15/13	15,350	16,520
	Union Bank of California NA	5.950%	5/11/16	4,100	4,184
	UnionBanCal Corp.	5.250%	12/16/13	1,200	1,179
	US Bank NA	6.300%	2/4/14	2,600	2,742
	US Bank NA	4.950%	10/30/14	9,125	8,930
	US Bank NA	4.800%	4/15/15	1,000	958
	Wachovia Bank NA	4.800%	11/1/14	2,750	2,639
	Wachovia Bank NA	4.875%	2/1/15	4,475	4,286
	Wachovia Bank NA	5.600%	3/15/16	1,400	1,382
	Wachovia Bank NA	6.000%	11/15/17	3,000	2,998
	Wachovia Corp.	4.875%	2/15/14	18,800	17,843
	Wachovia Corp.	5.625%	10/15/16	10,900	10,898
	Wachovia Corp.	5.750%	6/15/17	3,750	3,767
	Washington Mutual Bank	5.500%	1/15/13	4,200	3,689
	Washington Mutual Bank	5.650%	8/15/14	3,375	2,966
	Washington Mutual Bank	5.125%	1/15/15	7,350	6,130
	Washington Mutual, Inc.	4.625%	4/1/14	2,000	1,578
	Washington Mutual, Inc.	5.250%	9/15/17	3,025	2,531
	Washington Mutual, Inc.	7.250%	11/1/17	2,500	2,220
	Wells Fargo & Co.	4.950%	10/16/13	3,975	3,954
	Wells Fargo & Co.	4.625%	4/15/14	6,650	6,451
	Wells Fargo & Co.	5.000%	11/15/14	5,475	5,348
	Wells Fargo & Co.	5.625%	12/11/17	12,500	12,593
	Wells Fargo Bank NA	4.750%	2/9/15	4,975	4,714
	Wells Fargo Bank NA	5.750%	5/16/16	4,600	4,613
	Zions Bancorp.	5.650%	5/15/14	1,200	1,156
	Zions Bancorp.	5.500%	11/16/15	6,850	6,478
	Brokerage (4.5%)
	Ameriprise Financial Inc.	5.650%	11/15/15	3,450	3,429
2	Ameriprise Financial Inc.	7.518%	6/1/66	2,000	1,999
	Amvescap PLC	5.375%	2/27/13	975	919
	Bear Stearns Co., Inc.	5.700%	11/15/14	8,150	7,777
	Bear Stearns Co., Inc.	5.300%	10/30/15	1,100	1,011
	Bear Stearns Co., Inc.	5.550%	1/22/17	2,525	2,278
	Bear Stearns Co., Inc.	6.400%	10/2/17	13,700	13,259
	BlackRock, Inc.	6.250%	9/15/17	2,950	3,008
	Goldman Sachs Group, Inc.	5.250%	4/1/13	13,175	13,509
	Goldman Sachs Group, Inc.	4.750%	7/15/13	15,675	15,386
	Goldman Sachs Group, Inc.	5.150%	1/15/14	10,725	10,655
	Goldman Sachs Group, Inc.	5.000%	10/1/14	14,075	13,809
	Goldman Sachs Group, Inc.	5.125%	1/15/15	9,650	9,537
	Goldman Sachs Group, Inc.	5.350%	1/15/16	10,600	10,582
	Goldman Sachs Group, Inc.	5.625%	1/15/17	7,225	7,064
	Goldman Sachs Group, Inc.	6.250%	9/1/17	19,175	20,040
	Janus Capital Group	6.700%	6/15/17	1,700	1,743
	Jefferies Group Inc.	5.500%	3/15/16	2,000	1,913
	Lazard Group	6.850%	6/15/17	4,525	4,392
	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	4,350	4,370
	Lehman Brothers Holdings, Inc.	6.200%	9/26/14	9,825	10,092

	Lehman Brothers Holdings, Inc.	8.800%	3/1/15	1,000	1,160
	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	3,425	3,296
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	11,375	10,893
	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	8,875	9,009
	Lehman Brothers Holdings, Inc.	5.875%	11/15/17	1,425	1,357
	Lehman Brothers Holdings, Inc.	6.750%	12/28/17	7,575	7,792
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	8,650	8,301
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	5,150	5,057
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	14,775	13,989
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	6,450	6,339
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	4,650	4,491
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	10,250	10,436
	Morgan Stanley Dean Witter	5.300%	3/1/13	25,500	25,331
	Morgan Stanley Dean Witter	4.750%	4/1/14	13,700	12,807
	Morgan Stanley Dean Witter	5.375%	10/15/15	7,050	6,900
	Morgan Stanley Dean Witter	5.750%	10/18/16	6,400	6,418
	Morgan Stanley Dean Witter	5.450%	1/9/17	9,500	9,245
	Morgan Stanley Dean Witter	5.550%	4/27/17	8,900	8,718
	Morgan Stanley Dean Witter	6.250%	8/28/17	3,300	3,403
	Morgan Stanley Dean Witter	5.950%	12/28/17	11,375	11,395
2	Schwab Capital Trust I	7.500%	11/15/37	1,850	1,824
	Finance Companies (3.5%)
	American Express Bank, FSB	6.000%	9/13/17	3,325	3,407
	American Express Centurion Bank	6.000%	9/13/17	4,125	4,198
	American Express Co.	4.875%	7/15/13	5,800	5,763
	American Express Co.	5.500%	9/12/16	1,400	1,387
	American Express Co.	6.150%	8/28/17	9,325	9,537
2	American Express Co.	6.800%	9/1/66	2,025	2,046
	American Express Credit Corp.	5.300%	12/2/15	2,000	1,985
	American General Finance Corp.	5.850%	6/1/13	3,950	3,863
	American General Finance Corp.	5.750%	9/15/16	5,725	5,339
	American General Finance Corp.	6.900%	12/15/17	12,450	12,461
	Capital One Bank	6.500%	6/13/13	3,775	3,750
	Capital One Bank	5.125%	2/15/14	1,375	1,318
	Capital One Financial	5.500%	6/1/15	3,750	3,514
	Capital One Financial	6.150%	9/1/16	4,325	4,026
	Capital One Financial	6.750%	9/15/17	6,775	6,570
3	Capmark Financial Group	6.300%	5/10/17	1,625	1,221
	CIT Group Co. of Canada	5.200%	6/1/15	5,775	5,034
	CIT Group, Inc.	5.400%	3/7/13	2,150	1,976
	CIT Group, Inc.	5.000%	2/13/14	875	776
	CIT Group, Inc.	5.125%	9/30/14	4,525	4,000
	CIT Group, Inc.	5.000%	2/1/15	3,400	2,952
	CIT Group, Inc.	5.400%	1/30/16	2,250	1,969
	CIT Group, Inc.	5.850%	9/15/16	2,750	2,466
	CIT Group, Inc.	5.650%	2/13/17	3,150	2,772
2	CIT Group, Inc.	6.100%	3/15/67	3,200	2,356
	Countrywide Financial Corp.	6.250%	5/15/16	4,875	2,803
3	Discover Financial Services	6.450%	6/12/17	1,500	1,458
	General Electric Capital Corp.	5.450%	1/15/13	5,500	5,691
	General Electric Capital Corp.	5.650%	6/9/14	12,225	12,721
	General Electric Capital Corp.	4.875%	3/4/15	5,000	4,969
	General Electric Capital Corp.	5.000%	1/8/16	5,000	4,982
	General Electric Capital Corp.	5.375%	10/20/16	925	940
	General Electric Capital Corp.	5.400%	2/15/17	18,750	18,969
	General Electric Capital Corp.	5.625%	9/15/17	12,900	13,257
	General Electric Capital Corp.	6.375%	11/15/67	14,675	15,215
2	HSBC Finance Capital Trust IX	5.911%	11/30/35	2,425	2,247
	HSBC Finance Corp.	4.750%	7/15/13	8,575	8,292

	HSBC Finance Corp.	5.250%	1/15/14	2,550	2,526
	HSBC Finance Corp.	5.000%	6/30/15	23,650	22,629
	International Lease Finance Corp.	5.625%	9/20/13	1,130	1,137
	International Lease Finance Corp.	5.650%	6/1/14	10,450	10,479
	iStar Financial Inc.	5.950%	10/15/13	3,175	2,778
	iStar Financial Inc.	5.875%	3/15/16	5,475	4,416
	iStar Financial Inc.	5.850%	3/15/17	1,100	866
	PHH Corp.	7.125%	3/1/13	2,050	2,147
	SLM Corp.	5.375%	1/15/13	7,725	7,015
	SLM Corp.	5.000%	10/1/13	4,500	3,962
	SLM Corp.	5.375%	5/15/14	4,750	4,256
	SLM Corp.	5.050%	11/14/14	1,400	1,178
	Insurance (2.7%)
	ACE INA Holdings, Inc.	5.875%	6/15/14	2,000	2,051
	ACE INA Holdings, Inc.	5.700%	2/15/17	1,950	1,924
	AEGON NV	4.750%	6/1/13	3,475	3,456
	Aetna, Inc.	6.000%	6/15/16	4,350	4,382
	Allied World Assurance	7.500%	8/1/16	3,275	3,414
	Allstate Corp.	5.000%	8/15/14	2,800	2,733
2	Allstate Corp.	6.125%	5/15/37	2,575	2,508
	American International Group, Inc.	4.250%	5/15/13	5,000	4,792
	American International Group, Inc.	5.050%	10/1/15	8,275	7,968
	American International Group, Inc.	5.600%	10/18/16	875	876
	American International Group, Inc.	5.450%	5/18/17	5,100	4,977
	American International Group, Inc.	5.850%	1/16/18	4,450	4,474
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	1,100	1,127
	Assurant, Inc.	5.625%	2/15/14	2,825	2,717
	Axis Capital Holdings	5.750%	12/1/14	1,800	1,810
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	4,450	4,460
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	1,850	1,877
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,800	3,789
2	Chubb Corp.	6.375%	4/15/37	3,725	3,640
	CNA Financial Corp.	5.850%	12/15/14	2,100	2,101
	CNA Financial Corp.	6.500%	8/15/16	3,400	3,481
	Commerce Group, Inc.	5.950%	12/9/13	900	920
	Coventry Health Care Inc.	6.300%	8/15/14	1,000	1,017
	Coventry Health Care Inc.	5.950%	3/15/17	3,000	2,950
2	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	1,450	1,293
	Fund American Cos., Inc.	5.875%	5/15/13	2,100	2,143
	Genworth Financial, Inc.	5.750%	6/15/14	4,250	4,208
	Genworth Financial, Inc.	4.950%	10/1/15	1,450	1,362
2	Genworth Financial, Inc.	6.150%	11/15/66	1,700	1,544
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	1,200	1,147
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	1,975	1,930
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	2,200	2,121
	Humana Inc.	6.450%	6/1/16	2,625	2,627
2	ING Capital Funding Trust III	5.775%	12/8/49	3,800	3,545
	Jefferson Pilot Corp.	4.750%	1/30/14	4,000	3,820
2	Lincoln National Corp.	6.050%	4/20/67	2,925	2,721
	Loews Corp.	5.250%	3/15/16	500	492
	Marsh & McLennan Cos., Inc.	4.850%	2/15/13	2,000	1,910
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	1,500	1,447
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	5,550	5,436
	MetLife, Inc.	5.375%	12/15/12	3,000	3,029
	MetLife, Inc.	5.000%	11/24/13	2,325	2,315
	MetLife, Inc.	5.500%	6/15/14	1,075	1,081
	MetLife, Inc.	5.000%	6/15/15	3,125	3,037
	Principal Life Income Funding	5.100%	4/15/14	4,250	4,159
2	Progressive Corp.	6.700%	6/15/37	4,225	3,986

	Prudential Financial, Inc.	4.500%	7/15/13	4,500	4,278
	Prudential Financial, Inc.	4.750%	4/1/14	1,750	1,660
	Prudential Financial, Inc.	5.100%	9/20/14	5,675	5,494
	Prudential Financial, Inc.	5.500%	3/15/16	575	559
	Prudential Financial, Inc.	6.100%	6/15/17	1,750	1,759
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	1,350	1,347
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	2,025	2,121
	Torchmark Corp.	6.375%	6/15/16	1,750	1,830
	Transatlantic Holdings	5.750%	12/14/15	4,000	3,991
2	Travelers Cos. Inc.	6.250%	3/15/37	3,950	3,716
	Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,506
	UnitedHealth Group, Inc.	5.000%	8/15/14	5,400	5,241
	UnitedHealth Group, Inc.	4.875%	3/15/15	3,825	3,656
3	UnitedHealth Group, Inc.	6.000%	6/15/17	2,100	2,128
3	UnitedHealth Group, Inc.	6.000%	11/15/17	2,400	2,433
	WellPoint Inc.	5.000%	12/15/14	4,550	4,388
	WellPoint Inc.	5.250%	1/15/16	3,900	3,786
	WellPoint Inc.	5.875%	6/15/17	2,500	2,492
	Willis North America Inc.	5.625%	7/15/15	2,750	2,631
	Willis North America Inc.	6.200%	3/28/17	1,625	1,615
	XL Capital Ltd.	5.250%	9/15/14	4,025	3,884
2	XL Capital Ltd.	6.500%	12/15/49	3,950	3,475
	Real Estate Investment Trusts (1.3%)
	Arden Realty LP	5.250%	3/1/15	1,250	1,255
	AvalonBay Communities, Inc.	6.125%	11/1/12	1,000	1,022
	AvalonBay Communities, Inc.	5.750%	9/15/16	1,750	1,693
	Boston Properties, Inc.	6.250%	1/15/13	5,225	5,311
	Boston Properties, Inc.	5.625%	4/15/15	1,700	1,649
	Brandywine Operating Partnership	5.400%	11/1/14	2,250	2,111
	Camden Property Trust	5.700%	5/15/17	2,300	2,174
	Colonial Realty LP	5.500%	10/1/15	1,800	1,632
	Duke Realty LP	5.950%	2/15/17	750	728
	ERP Operating LP	5.200%	4/1/13	1,000	969
	ERP Operating LP	5.250%	9/15/14	4,025	3,844
	ERP Operating LP	5.125%	3/15/16	5,000	4,632
	ERP Operating LP	5.375%	8/1/16	475	448
	ERP Operating LP	5.750%	6/15/17	1,675	1,600
	Health Care Property Investors, Inc.	5.650%	12/15/13	2,250	2,217
	Health Care Property Investors, Inc.	6.300%	9/15/16	275	269
	Health Care Property Investors, Inc.	6.000%	1/30/17	3,750	3,535
	Health Care REIT, Inc.	6.000%	11/15/13	4,725	4,645
	Health Care REIT, Inc.	6.200%	6/1/16	925	888
	HealthCare Realty Trust	5.125%	4/1/14	2,925	2,760
	Hospitality Properties	5.125%	2/15/15	2,200	2,002
	Hospitality Properties	5.625%	3/15/17	2,500	2,328
	HRPT Properties Trust	6.250%	8/15/16	5,150	5,004
	Kimco Realty Corp.	5.783%	3/15/16	1,350	1,282
	Liberty Property LP	5.125%	3/2/15	4,450	4,119
	National Retail Properties	6.875%	10/15/17	3,000	2,997
	Nationwide Health Properties, Inc.	6.250%	2/1/13	1,850	1,911
	ProLogis	5.500%	3/1/13	2,000	2,009
	ProLogis	5.625%	11/15/15	2,800	2,661
	ProLogis	5.750%	4/1/16	3,000	2,860
	ProLogis	5.625%	11/15/16	1,925	1,784
	Regency Centers LP	5.250%	8/1/15	1,000	935
	Regency Centers LP	5.875%	6/15/17	3,000	2,900
	Simon Property Group Inc.	5.625%	8/15/14	2,350	2,285
	Simon Property Group Inc.	5.100%	6/15/15	1,800	1,690
	Simon Property Group Inc.	5.750%	12/1/15	4,600	4,448

	Simon Property Group Inc.	6.100%	5/1/16	1,800	1,806
	Simon Property Group Inc.	5.250%	12/1/16	6,575	6,136
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	1,725	1,728
	Financial Other (0.0%)
	XTRA Finance Corp.	5.150%	4/1/17	1,600	1,590
					1,427,330
	Industrial (17.3%)
	Basic Industry (1.1%)
	Alcan, Inc.	4.500%	5/15/13	2,825	2,746
	Alcan, Inc.	5.200%	1/15/14	1,500	1,486
	Alcan, Inc.	5.000%	6/1/15	1,575	1,533
	Alcoa, Inc.	5.375%	1/15/13	2,000	2,029
	Alcoa, Inc.	5.550%	2/1/17	1,900	1,849
	Barrick Gold Finance Inc.	4.875%	11/15/14	2,050	1,951
	BHP Billiton Finance	4.800%	4/15/13	6,775	6,575
	BHP Billiton Finance	5.250%	12/15/15	2,725	2,675
	BHP Finance USA Ltd.	5.400%	3/29/17	2,300	2,263
	Celulosa Arauco Constitution SA	5.125%	7/9/13	1,500	1,489
	Celulosa Arauco Constitution SA	5.625%	4/20/15	5,150	5,079
	Commercial Metals Co.	6.500%	7/15/17	1,650	1,721
	E.I. du Pont de Nemours & Co.	5.000%	1/15/13	1,400	1,411
	E.I. du Pont de Nemours & Co.	4.125%	3/6/13	1,500	1,452
	E.I. du Pont de Nemours & Co.	5.250%	12/15/16	2,175	2,146
	ICI Wilmington	5.625%	12/1/13	1,600	1,656
	Inco Ltd.	5.700%	10/15/15	1,675	1,683
	International Paper Co.	5.300%	4/1/15	175	172
	International Paper Co.	5.250%	4/1/16	2,950	2,856
	International Steel Group, Inc.	6.500%	4/15/14	5,000	5,125
	Lubrizol Corp.	5.500%	10/1/14	2,575	2,561
	Noranda, Inc.	6.000%	10/15/15	2,025	2,058
	Nucor Corp.	5.000%	12/1/12	1,000	1,003
	Nucor Corp.	5.750%	12/1/17	1,000	1,005
	Plum Creek Timber Co.	5.875%	11/15/15	1,650	1,628
	Potash Corp. of Saskatchewan	4.875%	3/1/13	2,975	2,944
	Praxair, Inc.	3.950%	6/1/13	2,500	2,418
	Praxair, Inc.	5.250%	11/15/14	1,850	1,894
	Praxair, Inc.	5.375%	11/1/16	700	702
	Praxair, Inc.	5.200%	3/15/17	1,500	1,479
	Reliance Steel & Aluminum	6.200%	11/15/16	650	644
	Rohm & Haas Co.	5.600%	3/15/13	800	817
	Rohm & Haas Co.	6.000%	9/15/17	2,050	2,067
	US Steel Corp.	5.650%	6/1/13	900	871
	US Steel Corp.	6.050%	6/1/17	1,500	1,409
	Vale Overseas Ltd.	6.250%	1/11/16	5,825	5,825
	Vale Overseas Ltd.	6.250%	1/23/17	2,575	2,581
	WMC Finance USA	5.125%	5/15/13	1,600	1,598
	Capital Goods (1.8%)
2,3	BAE Systems Asset Trust	7.156%	12/15/11	439	458
	Boeing Capital Corp.	5.800%	1/15/13	5,325	5,588
	Boeing Co.	5.125%	2/15/13	1,500	1,536
	Brascan Corp.	7.125%	6/15/12	1,000	1,080
	Caterpillar Financial Services Corp.	4.750%	2/17/15	7,625	7,437
	Caterpillar Financial Services Corp.	4.625%	6/1/15	1,200	1,153
	CRH America Inc.	5.300%	10/15/13	2,075	2,024
	CRH America Inc.	6.000%	9/30/16	7,125	6,919
	Deere & Co.	6.950%	4/25/14	6,230	6,860
	Embraer Overseas Ltd.	6.375%	1/24/17	700	672
	Emerson Electric Co.	5.375%	10/15/17	5,000	5,075
	General Dynamics Corp.	4.250%	5/15/13	6,850	6,643

General Electric Co.	5.000%	2/1/13	20,150	20,494
General Electric Co.	5.250%	12/6/17	5,900	5,888
Hanson PLC	5.250%	3/15/13	3,775	3,700
Hanson PLC	6.125%	8/15/16	1,000	1,007
Honeywell International, Inc.	5.400%	3/15/16	1,825	1,852
Honeywell International, Inc.	5.300%	3/15/17	1,000	1,003
John Deere Capital Corp.	5.500%	4/13/17	2,300	2,327
Joy Global, Inc.	6.000%	11/15/16	1,275	1,302
Lafarge SA	6.500%	7/15/16	5,800	5,756
Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,461
Masco Corp.	4.800%	6/15/15	4,875	4,438
Masco Corp.	6.125%	10/3/16	4,275	4,173
Mohawk Industries Inc.	6.125%	1/15/16	6,275	6,349
Northrop Grumman Corp.	7.750%	3/1/16	2,900	3,410
Owens Corning, Inc.	6.500%	12/1/16	2,600	2,388
Raytheon Co.	5.375%	4/1/13	725	743
Textron, Inc.	5.600%	12/1/17	2,300	2,311
Tyco International Group SA	6.000%	11/15/13	4,800	4,946
United Technologies Corp.	4.875%	5/1/15	6,425	6,331
Waste Management, Inc.	6.375%	11/15/12	1,000	1,057
Waste Management, Inc.	5.000%	3/15/14	625	605
Communication (4.2%)
America Movil SA de C.V.	5.500%	3/1/14	5,650	5,615
America Movil SA de C.V.	5.750%	1/15/15	1,525	1,519
AT&T Inc.	4.950%	1/15/13	5,550	5,587
AT&T Inc.	5.100%	9/15/14	17,975	17,886
AT&T Inc.	5.625%	6/15/16	5,650	5,759
BellSouth Corp.	5.200%	9/15/14	200	199
BellSouth Corp.	5.200%	12/15/16	350	342
British Telecommunications PLC	5.950%	1/15/18	500	502
CenturyTel, Inc.	5.000%	2/15/15	1,000	952
CenturyTel, Inc.	6.000%	4/1/17	2,475	2,468
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	8,485	9,501
Comcast Cable Communications, Inc.	8.875%	5/1/17	1,700	2,007
Comcast Corp.	5.300%	1/15/14	11,765	11,565
Comcast Corp.	6.500%	1/15/15	3,825	3,992
Comcast Corp.	5.850%	11/15/15	2,300	2,316
Comcast Corp.	5.900%	3/15/16	7,125	7,181
Comcast Corp.	4.950%	6/15/16	2,175	2,055
Comcast Corp.	6.500%	1/15/17	1,575	1,639
Comcast Corp.	6.300%	11/15/17	5,625	5,844
Cox Communications, Inc.	4.625%	6/1/13	4,000	3,829
Cox Communications, Inc.	5.450%	12/15/14	6,725	6,541
Cox Communications, Inc.	5.500%	10/1/15	1,250	1,216
Deutsche Telekom International Finance	5.250%	7/22/13	8,300	8,348
Deutsche Telekom International Finance	5.750%	3/23/16	2,725	2,729
Embarq Corp.	7.082%	6/1/16	12,675	13,041
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,500	2,512
News America Holdings, Inc.	9.250%	2/1/13	1,325	1,553
News America Inc.	5.300%	12/15/14	8,350	8,313
Nextel Communications	6.875%	10/31/13	6,000	5,900
Nextel Communications	5.950%	3/15/14	6,300	5,930
Nextel Communications	7.375%	8/1/15	10,150	10,027
Omnicom Group Inc.	5.900%	4/15/16	6,400	6,468
Qwest Communications International Inc.	7.500%	10/1/14	3,125	3,168
Qwest Communications International Inc.	6.500%	6/1/17	3,125	3,012
R.R. Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,427
R.R. Donnelley & Sons Co.	5.500%	5/15/15	2,365	2,271
R.R. Donnelley & Sons Co.	6.125%	1/15/17	1,750	1,726

Rogers Cable Inc.	5.500%	3/15/14	5,000	4,875
Rogers Wireless Inc.	6.375%	3/1/14	8,000	8,120
Sprint Nextel Corp.	6.000%	12/1/16	6,500	6,237
TCI Communications, Inc.	8.750%	8/1/15	3,895	4,530
Tele-Communications, Inc.	7.875%	8/1/13	5,401	6,024
Telecom Italia Capital	5.250%	11/15/13	2,875	2,848
Telecom Italia Capital	4.950%	9/30/14	13,225	12,742
Telecom Italia Capital	5.250%	10/1/15	3,600	3,496
Telefonica Emisiones SAU	5.855%	2/4/13	2,100	2,161
Telefonica Emisiones SAU	6.421%	6/20/16	12,125	12,766
Telefonos de Mexico SA	5.500%	1/27/15	4,500	4,404
Thomson Corp.	5.700%	10/1/14	4,300	4,324
Time Warner Cable Inc.	5.850%	5/1/17	9,800	9,864
Verizon Communications Corp.	5.550%	2/15/16	12,150	12,318
Verizon Florida, Inc.	6.125%	1/15/13	1,500	1,576
Verizon Global Funding Corp.	4.900%	9/15/15	2,000	1,958
Verizon Virginia, Inc.	4.625%	3/15/13	4,300	4,141
Vodafone Group PLC	5.000%	12/16/13	900	880
Vodafone Group PLC	5.375%	1/30/15	8,475	8,356
Vodafone Group PLC	5.000%	9/15/15	2,900	2,803
Vodafone Group PLC	5.750%	3/15/16	3,700	3,712
Vodafone Group PLC	5.625%	2/27/17	3,000	3,019
WPP Finance USA Corp.	5.875%	6/15/14	2,150	2,172
Consumer Cyclical (2.5%)
Brinker International	5.750%	6/1/14	1,700	1,665
Centex Corp.	5.450%	8/15/12	1,125	979
Centex Corp.	5.125%	10/1/13	3,300	2,824
Centex Corp.	5.700%	5/15/14	1,000	869
Centex Corp.	6.500%	5/1/16	2,900	2,561
Costco Wholesale Corp.	5.500%	3/15/17	5,950	6,028
CVS Corp.	4.875%	9/15/14	1,675	1,605
CVS Corp.	6.125%	8/15/16	2,600	2,659
CVS Corp.	5.750%	6/1/17	7,575	7,653
D.R. Horton, Inc.	5.625%	9/15/14	1,000	851
D.R. Horton, Inc.	5.250%	2/15/15	4,000	3,076
D.R. Horton, Inc.	5.625%	1/15/16	750	627
D.R. Horton, Inc.	6.500%	4/15/16	2,925	2,514
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	11,625	12,072
Darden Restaurants Inc.	6.200%	10/15/17	2,450	2,434
Federated Retail Holding	5.900%	12/1/16	8,800	8,228
Home Depot Inc.	5.250%	12/16/13	4,450	4,329
Home Depot Inc.	5.400%	3/1/16	12,300	11,611
ITT Corp.	7.375%	11/15/15	3,150	3,244
J.C. Penney Co., Inc.	7.950%	4/1/17	1,650	1,762
Johnson Controls, Inc.	4.875%	9/15/13	1,000	979
Johnson Controls, Inc.	5.500%	1/15/16	3,000	2,983
Limited Brands Inc.	5.250%	11/1/14	3,100	2,780
Limited Brands Inc.	6.900%	7/15/17	2,000	1,932
Lowe’s Cos., Inc.	5.000%	10/15/15	4,275	4,079
Lowe’s Cos., Inc.	5.400%	10/15/16	2,000	1,958
Lowe’s Cos., Inc.	6.100%	9/15/17	600	617
Marriott International	5.625%	2/15/13	1,425	1,421
Marriott International	6.200%	6/15/16	2,600	2,635
Marriott International	6.375%	6/15/17	2,450	2,500
May Department Stores Co.	5.750%	7/15/14	3,600	3,423
McDonald’s Corp.	5.300%	3/15/17	750	751
McDonald’s Corp.	5.800%	10/15/17	1,400	1,450
MDC Holdings Inc.	5.500%	5/15/13	3,625	3,471
Starwood Hotel Resorts	6.250%	2/15/13	1,900	1,901

	Target Corp.	4.000%	6/15/13	6,020	5,619
	Target Corp.	5.875%	7/15/16	6,300	6,320
	The Walt Disney Co.	4.700%	12/1/12	2,625	2,634
	The Walt Disney Co.	5.625%	9/15/16	5,375	5,534
	The Walt Disney Co.	6.000%	7/17/17	2,025	2,124
	Time Warner, Inc.	9.125%	1/15/13	3,700	4,225
	Time Warner, Inc.	5.875%	11/15/16	8,100	8,038
	Toll Brothers, Inc.	6.875%	11/15/12	1,500	1,468
	Toll Brothers, Inc.	5.950%	9/15/13	1,000	934
	Toll Brothers, Inc.	5.150%	5/15/15	2,150	1,961
	VF Corp.	5.950%	11/1/17	1,125	1,125
	Viacom Inc.	6.250%	4/30/16	6,800	6,831
	Viacom Inc.	6.125%	10/5/17	50	50
	Wal-Mart Stores, Inc.	4.550%	5/1/13	3,750	3,738
	Wal-Mart Stores, Inc.	7.250%	6/1/13	2,300	2,561
	Wal-Mart Stores, Inc.	4.500%	7/1/15	7,025	6,801
	Wal-Mart Stores, Inc.	5.375%	4/5/17	4,900	4,988
	Western Union Co.	5.930%	10/1/16	3,800	3,800
	Wyndham Worldwide	6.000%	12/1/16	1,900	1,813
	Yum! Brands, Inc.	6.250%	4/15/16	2,525	2,569
	Consumer Noncyclical (4.2%)
	Abbott Laboratories	4.350%	3/15/14	4,350	4,192
	Abbott Laboratories	5.875%	5/15/16	7,300	7,647
	Abbott Laboratories	5.600%	11/30/17	5,000	5,134
	Allergan Inc.	5.750%	4/1/16	3,300	3,361
	Altria Group, Inc.	7.000%	11/4/13	5,250	5,846
	AmerisourceBergen Corp.	5.875%	9/15/15	4,425	4,381
	Amgen Inc.	4.850%	11/18/14	4,125	3,965
3	Amgen Inc.	5.850%	6/1/17	5,450	5,514
	Anheuser-Busch Cos., Inc.	4.375%	1/15/13	3,275	3,199
	Anheuser-Busch Cos., Inc.	5.600%	3/1/17	1,725	1,757
	AstraZeneca PLC	5.400%	6/1/14	3,050	3,127
	AstraZeneca PLC	5.900%	9/15/17	9,625	10,112
	Baxter International, Inc.	4.625%	3/15/15	3,150	3,017
	Baxter International, Inc.	5.900%	9/1/16	2,600	2,720
	Bottling Group LLC	5.000%	11/15/13	1,500	1,504
	Bottling Group LLC	5.500%	4/1/16	4,525	4,585
	Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,900	2,800
	Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,845
	Cardinal Health, Inc.	4.000%	6/15/15	2,200	1,983
3	Cardinal Health, Inc.	6.300%	10/15/16	1,250	1,294
3	Cardinal Health, Inc.	6.000%	6/15/17	900	911
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	2,800	3,224
	Clorox Co.	5.000%	1/15/15	3,700	3,534
	Coca-Cola Co.	5.350%	11/15/17	8,200	8,442
	Coca-Cola HBC Finance	5.125%	9/17/13	2,400	2,422
	ConAgra Foods, Inc.	5.819%	6/15/17	1,500	1,509
3	Covidien International	6.000%	10/15/17	5,625	5,755
	Diageo Capital PLC	5.200%	1/30/13	1,500	1,512
	Diageo Capital PLC	5.500%	9/30/16	6,300	6,258
	Diageo Capital PLC	5.750%	10/23/17	4,800	4,869
	Diageo Finance BV	5.300%	10/28/15	2,675	2,650
	Eli Lilly & Co.	5.200%	3/15/17	4,925	4,890
	Fisher Scientific International Inc.	6.125%	7/1/15	4,000	3,978
	Fortune Brands Inc.	5.375%	1/15/16	5,550	5,238
	Genentech Inc.	4.750%	7/15/15	2,900	2,829
	General Mills, Inc.	5.700%	2/15/17	6,950	6,835
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	8,075	7,858
	Hasbro Inc.	6.300%	9/15/17	2,175	2,200

Hershey Foods Corp.	5.450%	9/1/16	2,100	2,122
Hospira, Inc.	5.900%	6/15/14	675	685
Hospira, Inc.	6.050%	3/30/17	2,000	2,003
Johnson & Johnson	3.800%	5/15/13	3,000	2,908
Johnson & Johnson	5.550%	8/15/17	3,625	3,853
Kellogg Co.	5.125%	12/3/12	4,100	4,142
Kimberly-Clark Corp.	4.875%	8/15/15	1,025	999
Kimberly-Clark Corp.	6.125%	8/1/17	7,000	7,345
Kraft Foods, Inc.	5.250%	10/1/13	7,250	7,183
Kraft Foods, Inc.	6.500%	8/11/17	8,425	8,724
Kroger Co.	5.500%	2/1/13	275	280
Kroger Co.	4.950%	1/15/15	6,825	6,544
Kroger Co.	6.400%	8/15/17	375	390
Laboratory Corp. of America	5.500%	2/1/13	2,500	2,444
Laboratory Corp. of America	5.625%	12/15/15	1,250	1,225
Mckesson Corp.	5.250%	3/1/13	3,825	3,842
Mckesson Corp.	5.700%	3/1/17	1,000	992
Medco Health Solutions	7.250%	8/15/13	3,500	3,819
Medtronic Inc.	4.750%	9/15/15	3,200	3,083
Merck & Co.	4.375%	2/15/13	2,975	2,945
Merck & Co.	4.750%	3/1/15	3,475	3,453
PepsiAmericas Inc.	4.875%	1/15/15	2,875	2,793
PepsiAmericas Inc.	5.000%	5/15/17	750	717
Pepsico, Inc.	4.650%	2/15/13	3,900	3,944
Pfizer, Inc.	4.500%	2/15/14	3,375	3,338
Procter & Gamble Co.	4.950%	8/15/14	10,025	10,242
Quest Diagnostic, Inc.	5.450%	11/1/15	3,200	3,113
Quest Diagnostic, Inc.	6.400%	7/1/17	1,325	1,379
Reynolds American Inc.	7.250%	6/1/13	5,000	5,350
Reynolds American Inc.	6.750%	6/15/17	5,000	5,150
Safeway, Inc.	6.350%	8/15/17	1,875	1,955
Schering-Plough Corp.	5.550%	12/1/13	5,750	5,826
Schering-Plough Corp.	6.000%	9/15/17	3,950	4,104
Teva Pharmaceutical Finance LLC	5.550%	2/1/16	2,225	2,215
Tyson Foods, Inc.	6.850%	4/1/16	2,950	3,057
Wm. Wrigley Jr. Co.	4.650%	7/15/15	3,350	3,276
Wyeth	5.500%	3/15/13	13,950	14,304
Wyeth	5.500%	2/1/14	7,175	7,272
Wyeth	5.450%	4/1/17	1,250	1,262
Energy (1.5%)
Anadarko Petroleum Corp.	5.950%	9/15/16	11,725	11,893
Apache Corp.	5.250%	4/15/13	1,825	1,857
Apache Corp.	5.625%	1/15/17	3,625	3,694
Canadian Natural Resources	4.900%	12/1/14	2,950	2,819
Canadian Natural Resources	6.000%	8/15/16	3,350	3,389
Canadian Natural Resources	5.700%	5/15/17	4,450	4,438
ConocoPhillips Canada	5.625%	10/15/16	9,825	10,174
Diamond Offshore Drilling	4.875%	7/1/15	2,050	1,980
Encana Corp.	4.750%	10/15/13	1,125	1,085
Encana Corp.	5.900%	12/1/17	1,000	1,016
Encana Holdings Finance Corp.	5.800%	5/1/14	5,575	5,727
EOG Resources Inc.	5.875%	9/15/17	3,300	3,383
Global Santa Fe	5.000%	2/15/13	1,000	1,002
Marathon Oil Corp.	6.000%	10/1/17	5,325	5,436
Nexen, Inc.	5.050%	11/20/13	3,000	2,930
Nexen, Inc.	5.650%	5/15/17	1,850	1,825
Petro-Canada	4.000%	7/15/13	1,800	1,676
Petro-Canada Financial Partnership	5.000%	11/15/14	3,375	3,282
Questar Market Resources	6.050%	9/1/16	600	600

	Shell International Finance	5.200%	3/22/17	2,775	2,862
	Sunoco, Inc.	4.875%	10/15/14	950	924
	Sunoco, Inc.	5.750%	1/15/17	2,075	2,045
	Talisman Energy, Inc.	5.125%	5/15/15	2,150	2,097
	Transocean Inc.	5.250%	3/15/13	2,000	2,006
	Valero Energy Corp.	4.750%	6/15/13	4,500	4,384
	Valero Energy Corp.	6.125%	6/15/17	4,000	4,057
	Weatherford International Inc.	5.500%	2/15/16	3,000	2,968
3	Weatherford International Inc.	6.350%	6/15/17	2,300	2,410
	XTO Energy, Inc.	6.250%	4/15/13	3,775	3,995
	XTO Energy, Inc.	4.900%	2/1/14	2,750	2,702
	XTO Energy, Inc.	5.000%	1/31/15	400	389
	XTO Energy, Inc.	5.300%	6/30/15	1,625	1,607
	XTO Energy, Inc.	6.250%	8/1/17	6,125	6,414
	Technology (1.3%)
	Agilent Technologies Inc.	6.500%	11/1/17	3,325	3,340
	Arrow Electronics, Inc.	6.875%	7/1/13	1,000	1,055
	Avnet Inc.	6.625%	9/15/16	3,000	3,149
	Cisco Systems Inc.	5.500%	2/22/16	15,875	16,285
	Computer Sciences Corp.	5.000%	2/15/13	600	592
	Electronic Data Systems	6.500%	8/1/13	4,075	4,147
	Equifax Inc.	6.300%	7/1/17	650	662
	Fiserv, Inc.	6.800%	11/20/17	3,150	3,239
	Harris Corp.	5.000%	10/1/15	1,425	1,343
	Harris Corp.	5.950%	12/1/17	775	772
	Hewlett-Packard Co.	5.400%	3/1/17	2,750	2,758
	International Business Machines Corp.	7.500%	6/15/13	6,600	7,395
	International Business Machines Corp.	5.700%	9/14/17	10,825	11,235
	Intuit Inc.	5.750%	3/15/17	2,025	1,994
	Motorola, Inc.	6.000%	11/15/17	725	708
	National Semiconductor	6.600%	6/15/17	2,325	2,422
	Oracle Corp.	5.250%	1/15/16	9,975	9,983
	Pitney Bowes, Inc.	3.875%	6/15/13	1,500	1,431
	Pitney Bowes, Inc.	4.875%	8/15/14	2,025	1,990
	Pitney Bowes, Inc.	5.000%	3/15/15	3,825	3,704
	Pitney Bowes, Inc.	4.750%	1/15/16	2,550	2,390
	Pitney Bowes, Inc.	5.750%	9/15/17	1,000	1,010
3	Tyco Electronics Group	6.550%	10/1/17	3,275	3,434
	Xerox Corp.	7.625%	6/15/13	2,275	2,367
	Xerox Corp.	6.400%	3/15/16	5,700	5,795
	Xerox Corp.	6.750%	2/1/17	1,850	1,931
	Transportation (0.6%)
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	7,250	7,256
	Canadian National Railway Co.	4.400%	3/15/13	2,000	1,943
	Canadian National Railway Co.	5.800%	6/1/16	1,950	1,972
	Canadian National Railway Co.	5.850%	11/15/17	500	514
	Continental Airlines, Inc.	6.563%	2/15/12	500	514
2	Continental Airlines, Inc.	6.648%	9/15/17	1,214	1,202
	CSX Corp.	5.750%	3/15/13	525	535
	CSX Corp.	5.600%	5/1/17	3,850	3,715
	Norfolk Southern Corp.	5.257%	9/17/14	3,095	3,076
	Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,728
	Ryder System Inc.	5.850%	3/1/14	1,350	1,386
	Ryder System Inc.	5.850%	11/1/16	1,000	997
	Southwest Airlines Co.	5.250%	10/1/14	2,000	1,948
	Southwest Airlines Co.	5.750%	12/15/16	1,300	1,301
	Southwest Airlines Co.	5.125%	3/1/17	650	617
	Union Pacific Corp.	5.450%	1/31/13	50	50
	Union Pacific Corp.	4.875%	1/15/15	2,000	1,896

	Union Pacific Corp.	7.000%	2/1/16	550	591
	Union Pacific Corp.	5.650%	5/1/17	3,300	3,279
	Union Pacific Corp.	5.750%	11/15/17	5,325	5,350
2	United Air Lines Inc.	6.636%	7/2/22	2,050	2,006
	Other (0.1%)
	Black & Decker Corp.	5.750%	11/15/16	1,925	1,924
	Cintas Corp.	6.125%	12/1/17	1,300	1,290
	Cooper Industries, Inc.	5.250%	11/15/12	1,400	1,424
	Dover Corp.	4.875%	10/15/15	2,400	2,301
	Rockwell Automation	5.650%	12/1/17	600	603
					1,247,047
Utilities (3.6%)
	Electric (2.5%)
	Alabama Power Co.	5.500%	10/15/17	2,100	2,166
	American Electric Power Co., Inc.	5.250%	6/1/15	1,850	1,796
3	American Water Capital Corp.	6.085%	10/15/17	3,025	3,098
	Arizona Public Service Co.	5.800%	6/30/14	500	501
	Arizona Public Service Co.	4.650%	5/15/15	3,825	3,567
	Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,256
	Carolina Power & Light Co.	5.125%	9/15/13	6,920	6,967
	Carolina Power & Light Co.	5.250%	12/15/15	3,000	2,993
	CenterPoint Energy Houston	5.700%	3/15/13	4,000	4,027
	CenterPoint Energy Houston	5.750%	1/15/14	500	499
	Cleveland Electric Illumination Co.	5.650%	12/15/13	500	499
	Commonwealth Edison Co.	4.700%	4/15/15	700	659
	Commonwealth Edison Co.	5.950%	8/15/16	2,000	2,015
	Commonwealth Edison Co.	6.150%	9/15/17	1,400	1,437
	Consolidated Edison Co. of New York	4.875%	2/1/13	5,000	4,990
	Consolidated Edison Co. of New York	5.500%	9/15/16	1,850	1,884
	Constellation Energy Group, Inc.	4.550%	6/15/15	3,750	3,505
	Consumers Energy Co.	5.375%	4/15/13	2,500	2,498
	Consumers Energy Co.	5.500%	8/15/16	3,425	3,454
	Dayton Power & Light	5.125%	10/1/13	1,875	1,891
	Dominion Resources, Inc.	5.000%	3/15/13	1,500	1,468
	Dominion Resources, Inc.	5.150%	7/15/15	7,925	7,691
	Dominion Resources, Inc.	6.000%	11/30/17	1,575	1,588
	Empresa Nacional Electric	8.350%	8/1/13	2,125	2,415
	Enersis SA	7.375%	1/15/14	3,500	3,714
	Exelon Corp.	4.900%	6/15/15	3,425	3,214
	Exelon Generation Co. LLC	5.350%	1/15/14	1,000	991
	Exelon Generation Co. LLC	6.200%	10/1/17	3,500	3,490
	Florida Power & Light Co.	4.850%	2/1/13	3,000	3,020
	Florida Power & Light Co.	5.550%	11/1/17	525	542
	Florida Power Corp.	4.800%	3/1/13	3,000	2,955
2	FPL Group Capital, Inc.	6.350%	10/1/66	1,825	1,764
2	FPL Group Capital, Inc.	6.650%	6/15/67	1,700	1,638
2	FPL Group Capital, Inc.	7.300%	9/1/67	1,000	1,026
	Georgia Power Co.	5.700%	6/1/17	5,000	5,151
3	Illinois Power	6.125%	11/15/17	3,100	3,178
	Jersey Central Power & Light	5.625%	5/1/16	5,675	5,560
	Jersey Central Power & Light	5.650%	6/1/17	2,550	2,498
	Metropolitan Edison	4.875%	4/1/14	1,000	958
	MidAmerican Energy Co.	5.125%	1/15/13	4,000	4,044
	MidAmerican Energy Co.	5.950%	7/15/17	925	956
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	586
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,000	1,954
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	3,500	3,485
	NiSource Finance Corp.	6.150%	3/1/13	2,500	2,522
	NiSource Finance Corp.	5.400%	7/15/14	1,025	988

	NStar Electric Co.	4.875%	10/15/12	1,925	1,935
	NStar Electric Co.	4.875%	4/15/14	2,350	2,286
	NStar Electric Co.	5.625%	11/15/17	625	641
	Ohio Edison	6.400%	7/15/16	1,200	1,237
	Ohio Power Co.	5.500%	2/15/13	2,000	2,004
	Ohio Power Co.	6.000%	6/1/16	2,425	2,475
	Oncor Electric Delivery Co.	6.375%	1/15/15	2,175	2,186
	Pacific Gas & Electric Co.	4.800%	3/1/14	8,225	7,962
	Pacific Gas & Electric Co.	5.625%	11/30/17	1,150	1,153
3	Pennsylvania Electric Co.	6.050%	9/1/17	450	448
	Pepco Holdings, Inc.	6.450%	8/15/12	3,425	3,576
	PPL Energy Supply LLC	6.200%	5/15/16	5,500	5,504
	PSE&G Power LLC	5.500%	12/1/15	5,250	5,123
	PSI Energy Inc.	5.000%	9/15/13	1,125	1,101
	PSI Energy Inc.	6.050%	6/15/16	1,500	1,551
	Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,012
	Public Service Electric & Gas	5.375%	9/1/13	2,000	2,042
	Sierra Pacific Power Co.	6.000%	5/15/16	2,400	2,388
	Southern California Edison Co.	5.000%	1/15/14	2,000	2,013
	Southern California Edison Co.	4.650%	4/1/15	2,625	2,530
	Southern California Edison Co.	5.000%	1/15/16	925	910
	Southern Power Co.	4.875%	7/15/15	1,125	1,080
	Southwestern Electric Power	5.550%	1/15/17	1,500	1,470
	Transalta Corp.	6.750%	7/15/12	125	133
	Union Electric Co.	5.400%	2/1/16	300	294
	Virginia Electric & Power Co.	5.400%	1/15/16	4,450	4,397
2	Wisconsin Energy Corp.	6.250%	5/15/67	3,125	2,928
	Natural Gas (1.1%)
	Atmos Energy Corp.	5.125%	1/15/13	2,000	1,995
	Atmos Energy Corp.	4.950%	10/15/14	3,400	3,297
	Boardwalk Pipelines LLC	5.500%	2/1/17	3,725	3,637
	CenterPoint Energy Resources	7.875%	4/1/13	4,250	4,714
	CenterPoint Energy Resources	6.150%	5/1/16	1,350	1,360
	Consolidated Natural Gas	5.000%	12/1/14	3,125	3,004
	Duke Capital Corp.	6.250%	2/15/13	2,150	2,221
	Duke Capital Corp.	5.500%	3/1/14	1,000	984
	Duke Capital Corp.	5.668%	8/15/14	1,000	992
	El Paso Natural Gas Co.	5.950%	4/15/17	1,700	1,672
	Enbridge Inc.	5.600%	4/1/17	4,050	3,945
	Energy Transfer Partners LP	5.950%	2/1/15	3,275	3,213
	Energy Transfer Partners LP	6.125%	2/15/17	850	825
	Enterprise Products Operating LP	5.600%	10/15/14	4,750	4,711
	Enterprise Products Operating LP	6.300%	9/15/17	2,525	2,595
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	2,200	2,141
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	4,350	4,249
	Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,001
	Magellan Midstream Partners, LP	5.650%	10/15/16	650	658
	National Grid PLC	6.300%	8/1/16	4,275	4,355
	ONEOK Inc.	5.200%	6/15/15	3,100	2,982
	ONEOK Partners, LP	6.150%	10/1/16	5,125	5,233
	Panhandle Eastern Pipeline	6.200%	11/1/17	2,000	1,983
	Plains All American Pipeline LP	6.125%	1/15/17	2,500	2,534
	San Diego Gas & Electric	5.300%	11/15/15	300	299
	Sempra Energy	6.000%	2/1/13	1,925	1,990
3	Southern Natural Gas	5.900%	4/1/17	6,525	6,462
	Texas Gas Transmission	4.600%	6/1/15	500	476
	Trans-Canada Pipelines	4.000%	6/15/13	3,000	2,874
2	Trans-Canada Pipelines	6.350%	5/15/67	4,150	3,889
	Valero Logistics	6.050%	3/15/13	2,000	2,036

				260,804
Total Corporate Bonds (Cost $2,962,037)				2,940,630
Sovereign Bonds (U.S. Dollar-Denominated) (6.1%)
Asian Development Bank	6.640%	5/27/14	521	580
Asian Development Bank	5.500%	6/27/16	6,900	7,403
Asian Development Bank	5.250%	6/12/17	2,300	2,434
China Development Bank	4.750%	10/8/14	2,700	2,685
China Development Bank	5.000%	10/15/15	3,450	3,459
Corp. Andina de Fomento	5.200%	5/21/13	3,500	3,500
Corp. Andina de Fomento	5.750%	1/12/17	950	948
Development Bank of Japan	4.250%	6/9/15	2,325	2,301
Development Bank of Japan	5.125%	2/1/17	1,700	1,771
Eksportfinans	5.500%	5/25/16	3,125	3,297
Eksportfinans	5.500%	6/26/17	4,600	4,931
European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,543
European Investment Bank	4.625%	5/15/14	12,350	12,477
European Investment Bank	4.875%	2/16/16	9,250	9,504
European Investment Bank	5.125%	9/13/16	12,050	12,598
European Investment Bank	4.875%	1/17/17	16,975	17,460
European Investment Bank	5.125%	5/30/17	7,900	8,252
Export-Import Bank of Korea	5.125%	3/16/15	4,800	4,615
Inter-American Development Bank	4.500%	9/15/14	3,000	3,035
Inter-American Development Bank	4.250%	9/14/15	9,420	9,336
Inter-American Development Bank	5.125%	9/13/16	6,700	7,049
International Bank for Reconstruction & Development	3.625%	5/21/13	2,500	2,486
International Bank for Reconstruction & Development	5.000%	4/1/16	7,375	7,628
Japan Finance Corp.	4.625%	4/21/15	5,600	5,579
Japan Finance Corp.	5.000%	5/16/17	3,800	3,912
Korea Development Bank	5.750%	9/10/13	6,675	6,887
Korea Electric Power	7.750%	4/1/13	2,300	2,621
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	6,475	6,343
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	27,475	28,588
Landwirtschaftliche Rentenbank	4.875%	11/16/15	6,525	6,730
Landwirtschaftliche Rentenbank	5.125%	2/1/17	7,500	7,893
Nordic Investment Bank	5.000%	2/1/17	3,000	3,139
Oesterreichische Kontrollbank	4.500%	3/9/15	2,600	2,591
Oesterreichische Kontrollbank	4.875%	2/16/16	5,000	5,107
Oesterreichische Kontrollbank	5.000%	4/25/17	2,750	2,818
Ontario Hydro Electric	7.450%	3/31/13	3,000	3,413
People’s Republic of China	4.750%	10/29/13	5,000	5,019
Petrobras International Finance	6.125%	10/6/16	6,975	7,135
Province of Manitoba	7.500%	2/22/10	1,000	1,071
Province of Manitoba	4.900%	12/6/16	500	512
Province of Ontario	4.750%	1/19/16	16,725	16,940
^ Province of Ontario	5.450%	4/27/16	7,100	7,534
Province of Quebec	4.875%	5/5/14	5,500	5,721
Province of Quebec	4.600%	5/26/15	4,800	4,762
Province of Quebec	5.000%	3/1/16	2,000	2,037
Province of Quebec	5.125%	11/14/16	9,675	9,951
Province of Saskatchewan	7.375%	7/15/13	1,000	1,134
Quebec Hydro Electric	8.000%	2/1/13	4,500	5,151
Quebec Hydro Electric	7.500%	4/1/16	2,500	2,946
Republic of Chile	5.500%	1/15/13	4,450	4,614
Republic of Hungary	4.750%	2/3/15	7,350	7,277
Republic of Italy	4.750%	1/25/16	17,575	17,826
Republic of Italy	5.250%	9/20/16	26,500	27,830
Republic of Italy	5.375%	6/12/17	7,000	7,447
Republic of Korea	4.250%	6/1/13	10,725	10,498
Republic of Korea	4.875%	9/22/14	250	248
Republic of Poland	5.250%	1/15/14	4,700	4,847
Republic of Poland	5.000%	10/19/15	4,500	4,582
Republic of South Africa	6.500%	6/2/14	5,725	6,165
State of Israel	4.625%	6/15/13	3,550	3,529
State of Israel	5.125%	3/1/14	2,000	2,037
State of Israel	5.500%	11/9/16	4,025	4,128
Swedish Export Credit Corp.	5.125%	3/1/17	3,000	3,108
United Mexican States	6.375%	1/16/13	6,574	6,993
United Mexican States	5.875%	1/15/14	9,325	9,686
United Mexican States	6.625%	3/3/15	14,200	15,389
United Mexican States	11.375%	9/15/16	1,725	2,441
United Mexican States	5.625%	1/15/17	12,525	12,703
Total Sovereign Bonds (Cost $424,744)				438,174
Taxable Municipal Bond (0.0%)
Wisconsin Public Service Rev. (Cost $1,347)	4.800%	5/1/13	1,350	1,359
Temporary Cash Investments (1.1%)
4 Vanguard Market Liquidity Fund	4.664%		81,801,164	81,801
4 Vanguard Market Liquidity Fund	4.664%		884,670	885
Total Temporary Cash Investments (Cost $82,686)				82,686
Total Investments (99.4%) (Cost $7,011,916)				7,170,354
Other Assets and Liabilities—Net (0.6%)				40,471
Net Assets (100%)				7,210,825

^ Part of security position is on loan to broker-dealers.

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $56,086,000, representing 0.8% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (48.4%)
U.S. Government Securities (42.0%)
	U.S. Treasury Bond	9.875%	11/15/15	26,100	36,548
	U.S. Treasury Bond	7.250%	5/15/16	2,750	3,379
	U.S. Treasury Bond	8.750%	5/15/17	14,665	19,938
	U.S. Treasury Bond	8.875%	8/15/17	10,540	14,494
	U.S. Treasury Bond	8.875%	2/15/19	4,990	7,016
	U.S. Treasury Bond	8.125%	8/15/19	8,385	11,301
	U.S. Treasury Bond	8.500%	2/15/20	17,855	24,827
	U.S. Treasury Bond	8.750%	5/15/20	28,250	40,097
	U.S. Treasury Bond	8.750%	8/15/20	61,650	87,755
	U.S. Treasury Bond	7.875%	2/15/21	39,280	52,813
	U.S. Treasury Bond	8.125%	5/15/21	1,190	1,634
	U.S. Treasury Bond	8.125%	8/15/21	57,650	79,377
	U.S. Treasury Bond	8.000%	11/15/21	83,545	114,274
	U.S. Treasury Bond	7.250%	8/15/22	3,895	5,054
	U.S. Treasury Bond	7.625%	11/15/22	33,445	44,879
	U.S. Treasury Bond	7.125%	2/15/23	50,975	65,734
	U.S. Treasury Bond	6.250%	8/15/23	50	60
	U.S. Treasury Bond	7.500%	11/15/24	7,325	9,914
	U.S. Treasury Bond	7.625%	2/15/25	46,950	64,344
	U.S. Treasury Bond	6.875%	8/15/25	47,775	61,391
	U.S. Treasury Bond	6.000%	2/15/26	31,750	37,549
	U.S. Treasury Bond	6.750%	8/15/26	51,690	66,123
	U.S. Treasury Bond	6.500%	11/15/26	800	1,001
	U.S. Treasury Bond	6.625%	2/15/27	40,680	51,625
	U.S. Treasury Bond	6.375%	8/15/27	32,030	39,732
	U.S. Treasury Bond	6.125%	11/15/27	250	303
	U.S. Treasury Bond	5.500%	8/15/28	6,100	6,906
	U.S. Treasury Bond	5.250%	11/15/28	670	737
	U.S. Treasury Bond	5.250%	2/15/29	800	880
	U.S. Treasury Bond	6.125%	8/15/29	1,355	1,657
	U.S. Treasury Bond	6.250%	5/15/30	430	536
	U.S. Treasury Bond	5.375%	2/15/31	89,065	100,309
	U.S. Treasury Bond	4.500%	2/15/36	101,530	102,006
	U.S. Treasury Bond	4.750%	2/15/37	8,830	9,237
	U.S. Treasury Note	4.500%	2/15/09	400	406
	U.S. Treasury Note	4.750%	2/28/09	2,125	2,164
					1,166,000
Agency Bonds and Notes (6.4%)
1	Federal Home Loan Bank	5.375%	5/15/19	7,250	7,692
1	Federal Home Loan Bank	5.125%	8/15/19	500	520
1	Federal Home Loan Bank	5.250%	12/11/20	6,000	6,242
1	Federal Home Loan Bank	5.625%	6/11/21	2,500	2,696
1	Federal Home Loan Bank	5.625%	3/14/36	1,000	1,092
1	Federal Home Loan Bank	5.500%	7/15/36	6,100	6,640
1	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	7,150	7,158
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,555
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	10,500	13,175
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	12,175	14,507
1	Federal National Mortgage Assn.	0.000%	10/9/19	8,300	4,708
1	Federal National Mortgage Assn.	6.250%	5/15/29	9,050	10,631
1	Federal National Mortgage Assn.	7.125%	1/15/30	13,475	17,467
1	Federal National Mortgage Assn.	7.250%	5/15/30	15,435	20,306
1	Federal National Mortgage Assn.	6.625%	11/15/30	16,600	20,486

1	Federal National Mortgage Assn.	5.625%	7/15/37	2,325	2,587
1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,187
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	1,375	1,487
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	5,325	5,742
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	2,900	3,131
1	Tennessee Valley Auth.	6.250%	12/15/17	2,600	2,940
1	Tennessee Valley Auth.	6.750%	11/1/25	4,500	5,527
1	Tennessee Valley Auth.	7.125%	5/1/30	3,250	4,178
1	Tennessee Valley Auth.	4.650%	6/15/35	2,825	2,674
1	Tennessee Valley Auth.	5.880%	4/1/36	1,000	1,131
1	Tennessee Valley Auth.	6.150%	1/15/38	2,450	2,882
1	Tennessee Valley Auth.	5.375%	4/1/56	1,850	1,948
					178,289
Total U.S. Government and Agency Obligations (Cost $1,261,669)					1,344,289
Corporate Bonds (44.9%)
Asset-Backed Securities (0.1%)
2,3	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	450	529
2	PSE&G Transition Funding LLC	6.890%	12/15/17	2,500	2,741
					3,270
Finance (11.9%)
	Banking (5.6%)
	Abbey National PLC	7.950%	10/26/29	3,925	4,601
	ABN AMRO Bank NV	4.650%	6/4/18	2,250	2,054
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,245
	BAC Capital Trust XI	6.625%	5/23/36	825	816
	Banc One Corp.	7.750%	7/15/25	2,000	2,304
	Banc One Corp.	7.625%	10/15/26	4,350	4,883
	Bank of America Corp.	4.375%	12/1/10	900	899
	Bank of America Corp.	5.375%	8/15/11	2,225	2,267
	Bank of America Corp.	5.375%	6/15/14	400	406
	Bank of America Corp.	5.125%	11/15/14	775	777
	Bank of America Corp.	5.750%	12/1/17	7,800	7,866
	Bank of America Corp.	5.625%	3/8/35	4,975	4,192
	Bank of America Corp.	6.000%	10/15/36	5,325	5,172
	Bank of America Corp.	6.500%	9/15/37	1,600	1,650
2	Barclays Bank PLC	6.278%	12/29/49	750	640
	BB&T Corp.	5.250%	11/1/19	1,000	941
	BB&T Corp.	6.750%	6/7/36	4,225	4,190
2	Citigroup Capital XXI	8.300%	12/21/57	7,900	8,369
	Citigroup, Inc.	3.500%	2/1/08	1,000	1,000
	Citigroup, Inc.	6.625%	6/15/32	2,750	2,711
	Citigroup, Inc.	5.875%	2/22/33	4,250	3,940
	Citigroup, Inc.	6.000%	10/31/33	1,700	1,607
	Citigroup, Inc.	5.850%	12/11/34	2,300	2,131
	Citigroup, Inc.	6.125%	8/25/36	5,625	5,293
	Citigroup, Inc.	5.875%	5/29/37	1,625	1,518
	Compass Bank	5.900%	4/1/26	1,075	987
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,100	2,345
	Fifth Third Bank	4.500%	6/1/18	1,550	1,390
	First Union Institutional Capital I	8.040%	12/1/26	500	511
	Fleet Capital Trust II	7.920%	12/11/26	1,150	1,202
	Fleet Financial Group, Inc.	6.875%	1/15/28	400	422
	HSBC Bank USA	5.875%	11/1/34	4,100	3,798
	HSBC Bank USA	5.625%	8/15/35	5,300	4,717
	HSBC Holdings PLC	7.625%	5/17/32	1,050	1,157
	HSBC Holdings PLC	7.350%	11/27/32	200	214
	HSBC Holdings PLC	6.500%	5/2/36	3,175	3,100
	HSBC Holdings PLC	6.500%	9/15/37	5,000	4,880
	JPM Capital Trust	6.550%	9/29/36	3,375	2,989

	JPMorgan Capital Trust	5.875%	3/15/35	2,350	2,054
	JPMorgan Chase & Co.	3.625%	5/1/08	500	500
	JPMorgan Chase & Co.	6.000%	1/15/18	5,025	5,140
	JPMorgan Chase & Co.	5.850%	8/1/35	425	363
	JPMorgan Chase & Co.	6.800%	10/1/37	3,150	3,009
	JPMorgan Chase Capital XXII	6.450%	2/2/37	3,075	2,709
	Key Bank NA	6.950%	2/1/28	2,768	2,911
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	725	746
	National City Corp.	6.875%	5/15/19	1,700	1,679
	NationsBank Corp.	6.800%	3/15/28	375	392
	NB Capital Trust IV	8.250%	4/15/27	400	418
	Regions Bank	6.450%	6/26/37	2,000	1,886
	Regions Financial Corp.	7.375%	12/10/37	800	806
2	Regions Financial Corp.	6.625%	5/15/47	1,550	1,282
2	Royal Bank of Scotland Group PLC	7.648%	8/29/49	5,375	5,577
	State Street Capital Trust	5.250%	10/15/18	1,000	959
	SunTrust Banks, Inc.	5.450%	12/1/17	2,350	2,281
2	SunTrust Capital VIII	6.100%	12/15/66	1,650	1,393
	Swiss Bank Corp.	7.000%	10/15/15	1,000	1,084
	Swiss Bank Corp.	7.375%	6/15/17	550	613
	Wachovia Bank NA	5.850%	2/1/37	4,175	3,804
	Wachovia Bank NA	6.600%	1/15/38	2,600	2,571
	Wachovia Corp.	6.605%	10/1/25	725	733
3	Wachovia Corp.	8.000%	12/15/26	2,300	2,384
	Wachovia Corp.	7.500%	4/15/35	150	165
	Wachovia Corp.	5.500%	8/1/35	4,000	3,492
	Wachovia Corp.	6.550%	10/15/35	125	124
	Washington Mutual Bank	6.750%	5/20/36	975	783
	Wells Fargo & Co.	5.375%	2/7/35	2,450	2,179
	Wells Fargo Bank NA	5.950%	8/26/36	1,850	1,768
	Wells Fargo Capital X	5.950%	12/15/36	1,650	1,535
	Brokerage (2.1%)
	Bear Stearns Co., Inc.	4.650%	7/2/18	1,575	1,336
	Goldman Sachs Group, Inc.	5.950%	1/15/27	5,950	5,423
	Goldman Sachs Group, Inc.	6.125%	2/15/33	5,450	5,401
	Goldman Sachs Group, Inc.	6.345%	2/15/34	7,350	6,563
	Goldman Sachs Group, Inc.	6.750%	10/1/37	11,725	11,612
	Jefferies Group Inc.	6.450%	6/8/27	1,500	1,411
	Jefferies Group Inc.	6.250%	1/15/36	1,400	1,269
	Lehman Brothers Holdings, Inc.	7.000%	9/27/27	2,050	2,075
2	Lehman Brothers Holdings, Inc.	6.000%	5/3/32	1,550	1,352
	Lehman Brothers Holdings, Inc.	6.875%	7/17/37	3,600	3,537
	Merrill Lynch & Co., Inc.	6.500%	7/15/18	625	621
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	4,075	4,261
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	4,775	4,424
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	3,500	3,089
	Morgan Stanley Dean Witter	6.250%	8/9/26	2,525	2,493
	Morgan Stanley Dean Witter	7.250%	4/1/32	2,025	2,223
	Finance Companies (1.0%)
	Capital One Capital III	7.686%	8/15/36	1,700	1,361
	Capital One Capital IV	6.745%	2/17/37	1,100	826
	CIT Group, Inc.	6.000%	4/1/36	2,800	2,264
	General Electric Capital Corp.	6.750%	3/15/32	15,925	18,046
	General Electric Capital Corp.	6.150%	8/7/37	4,925	5,207
	SLM Corp.	5.625%	8/1/33	1,950	1,410
	Insurance (3.1%)
	ACE Capital Trust II	9.700%	4/1/30	850	1,054
	AEGON Funding Corp.	5.750%	12/15/20	1,000	957
	Aetna, Inc.	6.625%	6/15/36	2,600	2,548

	Aetna, Inc.	6.750%	12/15/37	1,350	1,358
	Allstate Corp.	6.125%	12/15/32	1,250	1,210
	Allstate Corp.	5.350%	6/1/33	1,950	1,698
	Allstate Corp.	5.550%	5/9/35	1,700	1,517
	Allstate Corp.	5.950%	4/1/36	925	873
2	Allstate Corp.	6.500%	5/15/57	1,050	977
	Ambac, Inc.	5.950%	12/5/35	1,050	819
	Ambac, Inc.	6.150%	2/15/37	800	587
	American General Capital II	8.500%	7/1/30	850	1,003
	American International Group, Inc.	5.850%	1/16/18	4,400	4,424
	American International Group, Inc.	6.250%	5/1/36	3,075	3,089
	American International Group, Inc.	6.250%	3/15/37	2,425	2,168
	Aon Capital Trust	8.205%	1/1/27	1,075	1,122
	Arch Capital Group Ltd.	7.350%	5/1/34	625	682
	Assurant, Inc.	6.750%	2/15/34	1,200	1,141
	AXA SA	8.600%	12/15/30	3,700	4,510
	Chubb Corp.	6.000%	5/11/37	1,725	1,642
	CIGNA Corp.	7.875%	5/15/27	500	565
	CIGNA Corp.	6.150%	11/15/36	2,000	1,856
	Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,039
	Cincinnati Financial Corp.	6.125%	11/1/34	850	803
	Endurance Specialty Holdings	7.000%	7/15/34	700	674
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	400	428
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	1,850	1,979
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	400	464
	Genworth Financial, Inc.	6.500%	6/15/34	825	813
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	650	606
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,200	1,124
	Humana Inc.	6.300%	8/1/18	750	734
	Lincoln National Corp.	6.150%	4/7/36	1,475	1,386
	Loews Corp.	6.000%	2/1/35	800	745
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	1,500	1,298
	MBIA, Inc.	5.700%	12/1/34	1,000	780
	MetLife, Inc.	6.500%	12/15/32	3,000	2,958
	MetLife, Inc.	6.375%	6/15/34	2,725	2,694
	MetLife, Inc.	6.400%	12/15/36	1,950	1,776
	Nationwide Financial Services	6.750%	5/15/37	1,000	915
	Principal Financial Group, Inc.	6.050%	10/15/36	1,700	1,608
	Progressive Corp.	6.625%	3/1/29	1,625	1,722
	Prudential Financial, Inc.	6.000%	12/1/17	2,425	2,422
	Prudential Financial, Inc.	5.750%	7/15/33	1,000	894
	Prudential Financial, Inc.	5.400%	6/13/35	1,000	859
	Prudential Financial, Inc.	5.900%	3/17/36	1,500	1,362
	Prudential Financial, Inc.	5.700%	12/14/36	950	842
	Prudential Financial, Inc.	6.625%	12/1/37	1,900	1,895
	St. Paul Travelers Cos., Inc.	6.750%	6/20/36	1,000	1,030
	Travelers Cos. Inc.	6.250%	6/15/37	2,400	2,341
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,474
	UnitedHealth Group, Inc.	5.800%	3/15/36	1,300	1,199
3	UnitedHealth Group, Inc.	6.500%	6/15/37	1,200	1,190
3	UnitedHealth Group, Inc.	6.625%	11/15/37	1,825	1,839
	WellPoint Inc.	5.950%	12/15/34	1,300	1,223
	WellPoint Inc.	5.850%	1/15/36	2,475	2,285
	WellPoint Inc.	6.375%	6/15/37	1,700	1,669
	XL Capital Ltd.	6.375%	11/15/24	1,150	1,116
	XL Capital Ltd.	6.250%	5/15/27	1,450	1,340
	Real Estate Investment Trusts (0.1%)
	HCP Inc.	6.700%	1/30/18	1,150	1,127
	Realty Income Corp.	6.750%	8/15/19	1,350	1,351

					328,532
Industrial (26.7%)
	Basic Industry (1.7%)
	Alcan, Inc.	7.250%	3/15/31	1,250	1,391
	Alcan, Inc.	6.125%	12/15/33	3,050	2,939
	Alcoa, Inc.	5.870%	2/23/22	1,250	1,205
	Alcoa, Inc.	5.900%	2/1/27	4,625	4,326
	Aluminum Co. of America	6.750%	1/15/28	850	872
	BHP Finance USA Ltd.	6.420%	3/1/26	500	500
	Dow Chemical Co.	7.375%	11/1/29	2,525	2,788
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,262
	Eastman Chemical Co.	7.250%	1/15/24	1,300	1,401
	Eastman Chemical Co.	7.600%	2/1/27	300	337
	Inco Ltd.	7.200%	9/15/32	1,050	1,172
	Lubrizol Corp.	6.500%	10/1/34	900	915
	Monsanto Co.	5.500%	8/15/25	1,350	1,286
	Newmont Mining	5.875%	4/1/35	1,100	954
	Nucor Corp.	5.750%	12/1/17	1,000	1,005
	Nucor Corp.	6.400%	12/1/37	1,200	1,214
	Placer Dome, Inc.	6.450%	10/15/35	700	722
	Potash Corp. of Saskatchewan	5.875%	12/1/36	1,750	1,615
	Reliance Steel & Aluminum	6.850%	11/15/36	350	345
2	Rohm & Haas Co.	9.800%	4/15/20	344	437
	Rohm & Haas Co.	7.850%	7/15/29	1,950	2,344
	Southern Copper Corp.	7.500%	7/27/35	2,500	2,641
	Teck Cominco Ltd.	6.125%	10/1/35	1,800	1,667
	US Steel Corp.	6.650%	6/1/37	725	639
	Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,404
	Vale Overseas Ltd.	6.875%	11/21/36	6,325	6,281
	Westvaco Corp.	8.200%	1/15/30	575	617
	Westvaco Corp.	7.950%	2/15/31	400	426
	Weyerhaeuser Co.	8.500%	1/15/25	600	633
	Weyerhaeuser Co.	7.375%	3/15/32	3,875	3,909
	Capital Goods (2.4%)
	Boeing Co.	8.750%	8/15/21	300	390
	Boeing Co.	8.750%	9/15/31	850	1,163
	Boeing Co.	6.125%	2/15/33	925	970
	Boeing Co.	6.625%	2/15/38	1,050	1,175
	Caterpillar, Inc.	6.625%	7/15/28	1,575	1,697
	Caterpillar, Inc.	7.300%	5/1/31	1,200	1,395
	Caterpillar, Inc.	6.050%	8/15/36	1,000	1,023
	Caterpillar, Inc.	6.950%	5/1/42	1,425	1,595
	CRH America Inc.	6.400%	10/15/33	1,500	1,382
	Deere & Co.	8.100%	5/15/30	1,000	1,285
	Deere & Co.	7.125%	3/3/31	700	797
	Emerson Electric Co.	4.500%	5/1/13	600	590
	Emerson Electric Co.	6.000%	8/15/32	400	398
	General Electric Co.	5.250%	12/6/17	10,150	10,129
	Goodrich Corp.	6.800%	7/1/36	1,000	1,078
	Honeywell International, Inc.	5.700%	3/15/36	1,600	1,570
	Honeywell International, Inc.	5.700%	3/15/37	1,000	987
	Lafarge SA	7.125%	7/15/36	2,225	2,174
	Lockheed Martin Corp.	7.750%	5/1/26	150	178
	Lockheed Martin Corp.	6.150%	9/1/36	5,200	5,338
	Masco Corp.	7.750%	8/1/29	150	160
	Masco Corp.	6.500%	8/15/32	1,275	1,177
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	500	554
	Minnesota Mining & Manufacturing Corp.	5.700%	3/15/37	1,975	2,016
	Northrop Grumman Corp.	7.750%	2/15/31	4,300	5,306

Owens Corning, Inc.	7.000%	12/1/36	900	821
PACTIV Corp.	7.950%	12/15/25	1,000	1,139
Raytheon Co.	6.400%	12/15/18	500	543
Raytheon Co.	7.200%	8/15/27	400	454
Raytheon Co.	7.000%	11/1/28	1,000	1,113
Republic Services, Inc.	6.086%	3/15/35	225	214
Textron, Inc.	5.600%	12/1/17	1,400	1,407
TRW, Inc.	7.750%	6/1/29	250	304
Tyco International Group SA	7.000%	6/15/28	2,675	2,759
United Technologies Corp.	8.875%	11/15/19	545	700
United Technologies Corp.	6.700%	8/1/28	250	270
United Technologies Corp.	7.500%	9/15/29	1,875	2,210
United Technologies Corp.	5.400%	5/1/35	2,100	1,957
United Technologies Corp.	6.050%	6/1/36	2,725	2,802
USA Waste Services, Inc.	7.000%	7/15/28	2,000	2,086
Waste Management, Inc.	7.750%	5/15/32	875	994
WMX Technologies Inc.	7.100%	8/1/26	800	852
Communication (7.7%)
America Movil SA de C.V.	6.375%	3/1/35	1,975	1,945
America Movil SA de C.V.	6.125%	11/15/37	1,200	1,133
Ameritech Capital Funding	6.550%	1/15/28	1,000	1,009
AT&T Inc.	8.000%	11/15/31	6,000	7,366
AT&T Inc.	6.450%	6/15/34	3,975	4,106
AT&T Inc.	6.150%	9/15/34	3,750	3,718
AT&T Inc.	6.800%	5/15/36	600	646
AT&T Inc.	6.500%	9/1/37	4,900	5,191
AT&T Inc.	6.300%	1/15/38	4,800	4,900
AT&T Wireless	8.750%	3/1/31	5,850	7,544
BellSouth Capital Funding	7.875%	2/15/30	4,250	4,922
BellSouth Corp.	6.875%	10/15/31	1,275	1,379
BellSouth Corp.	6.550%	6/15/34	2,475	2,549
BellSouth Corp.	6.000%	11/15/34	1,480	1,429
BellSouth Telecommunications	6.375%	6/1/28	4,140	4,098
British Telecommunications PLC	5.950%	1/15/18	1,000	1,004
British Telecommunications PLC	9.125%	12/15/30	5,975	7,906
CBS Corp.	7.875%	7/30/30	2,815	3,053
CenturyTel Enterprises	6.875%	1/15/28	550	555
Cingular Wireless LLC	7.125%	12/15/31	2,425	2,691
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	3,989
Comcast Corp.	5.875%	2/15/18	5,375	5,370
Comcast Corp.	7.050%	3/15/33	1,375	1,492
Comcast Corp.	5.650%	6/15/35	1,000	902
Comcast Corp.	6.500%	11/15/35	4,800	4,883
Comcast Corp.	6.450%	3/15/37	525	531
Comcast Corp.	6.950%	8/15/37	4,600	4,943
Deutsche Telekom International Finance	8.250%	6/15/30	9,825	12,227
Embarq Corp.	7.995%	6/1/36	3,000	3,149
France Telecom	8.500%	3/1/31	6,800	8,845
Grupo Televisa SA	6.625%	3/18/25	1,600	1,626
Grupo Televisa SA	8.500%	3/11/32	250	300
GTE Corp.	6.840%	4/15/18	1,000	1,085
GTE Corp.	8.750%	11/1/21	900	1,098
GTE Corp.	6.940%	4/15/28	2,275	2,422
Koninklijke KPN NV	8.375%	10/1/30	1,825	2,192
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,154
Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,773
New England Telephone & Telegraph Co.	7.875%	11/15/29	400	460
News America Holdings, Inc.	8.150%	10/17/36	1,225	1,465
News America Holdings, Inc.	7.750%	12/1/45	1,225	1,337

	News America Inc.	7.250%	5/18/18	350	383
	News America Inc.	6.550%	3/15/33	225	225
	News America Inc.	6.200%	12/15/34	7,400	7,197
	News America Inc.	6.400%	12/15/35	2,975	2,988
3	News America Inc.	6.650%	11/15/37	2,250	2,341
	Pacific Bell	7.125%	3/15/26	550	579
	Sprint Capital Corp.	6.900%	5/1/19	2,925	2,898
	Sprint Capital Corp.	6.875%	11/15/28	8,050	7,632
	Sprint Capital Corp.	8.750%	3/15/32	3,225	3,626
	TCI Communications, Inc.	7.875%	2/15/26	2,200	2,477
	Telecom Italia Capital	6.375%	11/15/33	4,200	4,189
	Telecom Italia Capital	6.000%	9/30/34	500	486
	Telecom Italia Capital	7.200%	7/18/36	1,625	1,768
	Telefonica Emisiones SAU	7.045%	6/20/36	5,725	6,447
	Telefonica Europe BV	8.250%	9/15/30	2,500	3,061
	Thomson Corp.	5.500%	8/15/35	650	580
	Time Warner Cable Inc.	6.550%	5/1/37	4,000	4,070
	Time Warner Entertainment	8.375%	3/15/23	2,733	3,209
	Time Warner Entertainment	8.375%	7/15/33	1,950	2,359
	US Cellular	6.700%	12/15/33	950	870
	US West Communications Group	7.500%	6/15/23	2,300	2,188
	US West Communications Group	6.875%	9/15/33	3,450	3,178
	Verizon Communications Corp.	6.250%	4/1/37	2,100	2,124
	Verizon Global Funding Corp.	7.750%	12/1/30	6,550	7,679
	Verizon Global Funding Corp.	5.850%	9/15/35	2,775	2,713
	Verizon Maryland, Inc.	5.125%	6/15/33	500	420
	Verizon New York, Inc.	7.375%	4/1/32	650	697
	Viacom Inc.	4.625%	5/15/18	150	130
	Viacom Inc.	5.500%	5/15/33	1,025	858
	Vodafone AirTouch PLC	7.875%	2/15/30	1,000	1,171
	Vodafone Group PLC	4.625%	7/15/18	2,375	2,168
	Vodafone Group PLC	6.250%	11/30/32	200	197
	Vodafone Group PLC	6.150%	2/27/37	4,775	4,746
	Consumer Cyclical (3.4%)
	CVS Corp.	6.250%	6/1/27	2,050	2,074
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	4,375	5,434
	Darden Restaurants Inc.	6.800%	10/15/37	850	862
	Federated Department Stores, Inc.	6.900%	4/1/29	150	140
	Federated Retail Holding	6.375%	3/15/37	1,850	1,602
	Home Depot Inc.	5.875%	12/16/36	6,325	5,354
	J.C. Penney Co., Inc.	5.750%	2/15/18	1,025	957
	J.C. Penney Co., Inc.	7.125%	11/15/23	1,000	1,001
	J.C. Penney Co., Inc.	6.375%	10/15/36	2,850	2,551
	J.C. Penney Co., Inc.	7.400%	4/1/37	750	744
	Johnson Controls, Inc.	6.000%	1/15/36	425	405
	Kohl’s Corp.	6.250%	12/15/17	1,500	1,504
	Kohl’s Corp.	6.000%	1/15/33	400	342
	Kohl’s Corp.	6.875%	12/15/37	1,000	953
	Limited Brands Inc.	6.950%	3/1/33	250	215
	Limited Brands Inc.	7.600%	7/15/37	750	687
	Lowe’s Cos., Inc.	6.875%	2/15/28	550	583
	Lowe’s Cos., Inc.	6.500%	3/15/29	1,800	1,832
	Lowe’s Cos., Inc.	5.500%	10/15/35	800	699
	Lowe’s Cos., Inc.	5.800%	10/15/36	1,300	1,194
	Lowe’s Cos., Inc.	6.650%	9/15/37	950	964
	Macy’s Retail Holdings Inc.	6.790%	7/15/27	800	746
	Macy’s Retail Holdings Inc.	7.000%	2/15/28	1,100	1,042
	May Department Stores Co.	6.650%	7/15/24	1,450	1,339
	McDonald’s Corp.	6.300%	10/15/37	1,750	1,801

	Nordstrom, Inc.	6.250%	1/15/18	1,800	1,839
	Nordstrom, Inc.	6.950%	3/15/28	300	303
	Nordstrom, Inc.	7.000%	1/15/38	1,200	1,252
	Target Corp.	7.000%	7/15/31	550	572
	Target Corp.	6.350%	11/1/32	3,000	2,921
	Target Corp.	6.500%	10/15/37	3,300	3,293
	The Walt Disney Co.	7.000%	3/1/32	2,500	2,864
	Time Warner, Inc.	9.150%	2/1/23	1,980	2,424
	Time Warner, Inc.	7.570%	2/1/24	500	541
	Time Warner, Inc.	6.950%	1/15/28	1,000	1,020
	Time Warner, Inc.	6.625%	5/15/29	6,975	6,974
	Time Warner, Inc.	7.625%	4/15/31	5,185	5,697
	Time Warner, Inc.	7.700%	5/1/32	1,040	1,158
	Time Warner, Inc.	6.500%	11/15/36	2,100	2,045
	VF Corp.	6.450%	11/1/37	1,500	1,447
	Viacom Inc.	6.875%	4/30/36	3,825	3,863
	Wal-Mart Stores, Inc.	5.875%	4/5/27	5,450	5,302
	Wal-Mart Stores, Inc.	7.550%	2/15/30	3,525	4,077
	Wal-Mart Stores, Inc.	5.250%	9/1/35	2,850	2,516
	Wal-Mart Stores, Inc.	6.500%	8/15/37	5,500	5,803
	Western Union Co.	6.200%	11/17/36	1,350	1,286
	Yum! Brands, Inc.	6.250%	3/15/18	1,350	1,361
	Yum! Brands, Inc.	6.875%	11/15/37	1,950	1,945
	Consumer Noncyclical (5.1%)
	Abbott Laboratories	6.150%	11/30/37	1,925	2,027
3	Amgen Inc.	6.375%	6/1/37	2,125	2,142
	Anheuser-Busch Cos., Inc.	5.500%	1/15/18	525	536
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	3,125	3,459
	Anheuser-Busch Cos., Inc.	5.950%	1/15/33	650	663
	Anheuser-Busch Cos., Inc.	5.750%	4/1/36	975	940
	Anheuser-Busch Cos., Inc.	6.450%	9/1/37	1,275	1,394
	Archer-Daniels-Midland Co.	7.500%	3/15/27	350	398
	Archer-Daniels-Midland Co.	6.625%	5/1/29	250	260
	Archer-Daniels-Midland Co.	7.000%	2/1/31	2,625	2,828
	Archer-Daniels-Midland Co.	5.935%	10/1/32	255	247
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,750	2,413
	Archer-Daniels-Midland Co.	6.450%	1/15/38	675	705
	AstraZeneca PLC	6.450%	9/15/37	7,700	8,410
	Baxter International, Inc.	6.250%	12/1/37	1,800	1,851
	Bristol-Myers Squibb Co.	7.150%	6/15/23	1,950	2,192
	Bristol-Myers Squibb Co.	6.800%	11/15/26	239	263
	Bristol-Myers Squibb Co.	5.875%	11/15/36	2,700	2,681
	Bristol-Myers Squibb Co.	6.875%	8/1/97	200	209
	C.R. Bard, Inc.	6.700%	12/1/26	500	518
	Cardinal Health, Inc.	5.850%	12/15/17	725	726
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	2,000	2,498
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	500	603
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	675	749
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	5,150	5,738
	ConAgra Foods, Inc.	9.750%	3/1/21	129	171
	ConAgra Foods, Inc.	7.125%	10/1/26	1,150	1,232
	ConAgra Foods, Inc.	7.000%	10/1/28	175	185
	ConAgra Foods, Inc.	8.250%	9/15/30	950	1,118
3	Covidien International	6.550%	10/15/37	2,325	2,398
	Diageo Capital PLC	5.875%	9/30/36	500	479
	Eli Lilly & Co.	7.125%	6/1/25	1,000	1,165
	Eli Lilly & Co.	5.500%	3/15/27	4,300	4,197
	Eli Lilly & Co.	5.550%	3/15/37	850	830
	Estee Lauder Ace Trust I	6.000%	5/15/37	1,025	1,021

	Fortune Brands Inc.	5.875%	1/15/36	925	844
	Genentech Inc.	5.250%	7/15/35	1,025	957
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,741
	Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,750	1,994
	H.J. Heinz Co.	6.375%	7/15/28	525	535
	H.J. Heinz Co.	6.750%	3/15/32	1,100	1,156
	Johnson & Johnson	6.950%	9/1/29	1,125	1,343
	Johnson & Johnson	4.950%	5/15/33	1,325	1,244
	Johnson & Johnson	5.950%	8/15/37	2,775	3,014
	Kellogg Co.	7.450%	4/1/31	2,600	2,967
	Kimberly-Clark Corp.	6.250%	7/15/18	675	716
	Kimberly-Clark Corp.	6.625%	8/1/37	2,150	2,381
	Kraft Foods, Inc.	6.125%	2/1/18	1,950	1,973
	Kraft Foods, Inc.	6.500%	11/1/31	2,150	2,115
	Kraft Foods, Inc.	7.000%	8/11/37	2,150	2,260
	Kraft Foods, Inc.	6.875%	2/1/38	2,750	2,879
	Kroger Co.	7.700%	6/1/29	375	421
	Kroger Co.	8.000%	9/15/29	1,925	2,229
	Kroger Co.	7.500%	4/1/31	1,250	1,398
	Merck & Co.	6.300%	1/1/26	500	530
	Merck & Co.	6.400%	3/1/28	2,200	2,384
	Merck & Co.	5.950%	12/1/28	1,050	1,082
	Merck & Co.	5.750%	11/15/36	825	835
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,925	3,328
	Pharmacia Corp.	6.500%	12/1/18	750	842
	Pharmacia Corp.	6.600%	12/1/28	2,925	3,277
	Philip Morris Cos., Inc.	7.750%	1/15/27	1,800	2,321
	Procter & Gamble Co.	6.450%	1/15/26	1,600	1,769
	Procter & Gamble Co.	5.800%	8/15/34	600	621
	Procter & Gamble Co.	5.550%	3/5/37	4,650	4,700
2	Procter & Gamble Co. ESOP	9.360%	1/1/21	2,265	2,895
	Quest Diagnostic, Inc.	6.950%	7/1/37	1,350	1,390
	Reynolds American Inc.	7.250%	6/15/37	2,100	2,210
	Safeway, Inc.	7.250%	2/1/31	1,756	1,896
	Schering-Plough Corp.	6.750%	12/1/33	2,825	3,045
	Schering-Plough Corp.	6.550%	9/15/37	1,900	2,020
	Sysco Corp.	5.375%	9/21/35	1,000	913
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	2,400	2,379
	Unilever Capital Corp.	5.900%	11/15/32	3,925	3,917
	Wyeth	6.450%	2/1/24	2,225	2,333
	Wyeth	6.500%	2/1/34	1,125	1,190
	Wyeth	6.000%	2/15/36	3,075	3,056
	Wyeth	5.950%	4/1/37	4,050	4,058
	Energy (3.9%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,106
	Amerada Hess Corp.	7.875%	10/1/29	3,850	4,570
	Amerada Hess Corp.	7.125%	3/15/33	925	1,014
	Anadarko Finance Co.	7.500%	5/1/31	1,500	1,676
	Anadarko Petroleum Corp.	6.450%	9/15/36	6,525	6,684
	Apache Corp.	6.000%	1/15/37	1,950	1,920
	Apache Finance Canada	7.750%	12/15/29	650	782
	Baker Hughes, Inc.	6.875%	1/15/29	1,000	1,081
	Burlington Resources, Inc.	7.200%	8/15/31	1,050	1,213
	Burlington Resources, Inc.	7.400%	12/1/31	1,675	2,001
	Canadian Natural Resources	7.200%	1/15/32	1,400	1,525
	Canadian Natural Resources	6.450%	6/30/33	850	848
	Canadian Natural Resources	6.500%	2/15/37	1,975	1,984
	Canadian Natural Resources	6.250%	3/15/38	2,750	2,682
	Conoco Funding Co.	7.250%	10/15/31	400	462

	ConocoPhillips	5.900%	10/15/32	1,050	1,077
	ConocoPhillips Canada	5.950%	10/15/36	1,950	2,023
	Devon Energy Corp.	7.950%	4/15/32	250	309
	Devon Financing Corp.	7.875%	9/30/31	4,400	5,268
	Encana Corp.	6.500%	8/15/34	3,800	3,870
	Encana Corp.	6.625%	8/15/37	1,400	1,458
	Encana Corp.	6.500%	2/1/38	2,025	2,091
	Global Marine, Inc.	7.000%	6/1/28	800	882
	Husky Energy Inc.	6.150%	6/15/19	510	521
	Husky Energy Inc.	6.800%	9/15/37	1,225	1,280
	Kerr McGee Corp.	6.950%	7/1/24	2,000	2,135
	Kerr McGee Corp.	7.875%	9/15/31	500	602
	Lasmo Inc.	7.300%	11/15/27	600	692
	Marathon Oil Corp.	6.600%	10/1/37	3,700	3,866
	Nexen, Inc.	7.875%	3/15/32	550	644
	Nexen, Inc.	5.875%	3/10/35	1,850	1,700
	Nexen, Inc.	6.400%	5/15/37	3,300	3,263
	Noble Energy Inc.	8.000%	4/1/27	775	910
	Norsk Hydro	7.250%	9/23/27	3,150	3,631
	Norsk Hydro	7.150%	1/15/29	1,000	1,134
	Petro-Canada	7.875%	6/15/26	150	179
	Petro-Canada	7.000%	11/15/28	250	274
	Petro-Canada	5.350%	7/15/33	1,650	1,478
	Petro-Canada	5.950%	5/15/35	2,500	2,410
	Suncor Energy, Inc.	7.150%	2/1/32	800	893
	Suncor Energy, Inc.	5.950%	12/1/34	875	853
	Suncor Energy, Inc.	6.500%	6/15/38	3,300	3,484
	Talisman Energy, Inc.	7.250%	10/15/27	450	489
	Talisman Energy, Inc.	5.850%	2/1/37	2,700	2,523
	Tosco Corp.	8.125%	2/15/30	7,500	9,551
	Transocean Inc.	6.000%	3/15/18	2,250	2,244
	Transocean Inc.	7.500%	4/15/31	1,525	1,680
	Transocean Inc.	6.800%	3/15/38	2,300	2,346
	Valero Energy Corp.	7.500%	4/15/32	2,450	2,707
	Valero Energy Corp.	6.625%	6/15/37	3,425	3,407
	Weatherford International Inc.	6.500%	8/1/36	1,500	1,491
3	Weatherford International Inc.	6.800%	6/15/37	700	731
	XTO Energy, Inc.	6.100%	4/1/36	1,125	1,103
	XTO Energy, Inc.	6.750%	8/1/37	3,225	3,503
	Technology (0.8%)
	Corning Inc.	7.250%	8/15/36	600	657
	Dell Inc.	7.100%	4/15/28	500	544
	Electronic Data Systems	7.450%	10/15/29	375	395
	Equifax Inc.	6.300%	7/1/17	650	662
	Equifax Inc.	7.000%	7/1/37	600	577
	Harris Corp.	5.950%	12/1/17	975	971
	International Business Machines Corp.	7.000%	10/30/25	1,050	1,164
	International Business Machines Corp.	6.220%	8/1/27	4,600	4,761
	International Business Machines Corp.	6.500%	1/15/28	3,725	3,979
	International Business Machines Corp.	5.875%	11/29/32	500	506
	International Business Machines Corp.	7.125%	12/1/96	400	441
	Motorola, Inc.	7.500%	5/15/25	225	241
	Motorola, Inc.	6.500%	9/1/25	1,300	1,261
	Motorola, Inc.	6.500%	11/15/28	975	931
	Motorola, Inc.	6.625%	11/15/37	2,225	2,157
	Pitney Bowes, Inc.	4.750%	5/15/18	2,000	1,840
	Pitney Bowes, Inc.	5.250%	1/15/37	450	435
	Science Applications International Corp.	5.500%	7/1/33	500	435
3	Tyco Electronics Group	7.125%	10/1/37	1,250	1,315

	Transportation (1.6%)
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	700	736
	Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,519
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	1,425	1,376
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	2,425	2,343
	Canadian National Railway Co.	6.800%	7/15/18	1,025	1,106
	Canadian National Railway Co.	6.250%	8/1/34	1,850	1,870
	Canadian National Railway Co.	6.200%	6/1/36	1,325	1,319
	Canadian National Railway Co.	6.375%	11/15/37	600	611
	Canadian Pacific Rail	7.125%	10/15/31	2,075	2,214
	Canadian Pacific Rail	5.950%	5/15/37	1,000	902
	CNF, Inc.	6.700%	5/1/34	700	631
2	Continental Airlines, Inc.	6.900%	1/2/18	1,286	1,290
2	Continental Airlines, Inc.	6.545%	2/2/19	990	992
2	Continental Airlines, Inc.	5.983%	4/19/22	3,500	3,264
	CSX Corp.	6.250%	3/15/18	600	604
	CSX Corp.	7.950%	5/1/27	675	764
	CSX Corp.	6.000%	10/1/36	1,175	1,059
	CSX Corp.	6.150%	5/1/37	1,000	928
2	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	979	1,002
3	Delta Air Lines, Inc.	6.821%	8/10/22	2,200	2,090
	Federal Express Corp.	7.600%	7/1/97	1,000	1,157
	Norfolk Southern Corp.	9.750%	6/15/20	411	556
	Norfolk Southern Corp.	5.590%	5/17/25	716	672
	Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,263
	Norfolk Southern Corp.	5.640%	5/17/29	1,898	1,740
	Norfolk Southern Corp.	7.050%	5/1/37	1,575	1,717
	Norfolk Southern Corp.	7.900%	5/15/97	450	521
2	Southwest Airlines Co.	6.150%	8/1/22	850	867
	Union Pacific Corp.	7.125%	2/1/28	600	644
	Union Pacific Corp.	6.625%	2/1/29	1,125	1,138
	Union Pacific Corp.	6.150%	5/1/37	1,000	946
	Union Pacific Railroad Co.	6.176%	1/2/31	950	967
2	United Air Lines Inc.	6.636%	7/2/22	1,600	1,566
	United Parcel Service of America	8.375%	4/1/20	500	646
	United Parcel Service of America	8.375%	4/1/30	500	661
	Other (0.1%)
	Danaher Corp.	5.625%	1/15/18	350	354
	Dover Corp.	5.375%	10/15/35	350	315
	Rockwell Automation	5.650%	12/1/17	950	954
	Rockwell Automation	6.700%	1/15/28	300	320
	Rockwell Automation	6.250%	12/1/37	1,100	1,123
					742,641
Utilities (6.2%)
	Electric (4.5%)
	AEP Texas Central Co.	6.650%	2/15/33	1,950	2,039
	AmerenEnergy Generating	7.950%	6/1/32	1,750	1,973
3	American Water Capital Corp.	6.593%	10/15/37	2,025	2,100
	Appalachian Power Co.	5.800%	10/1/35	350	318
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,075	1,059
	CenterPoint Energy Houston	6.950%	3/15/33	925	1,011
	Cleveland Electric Illumination Co.	7.880%	11/1/17	250	280
	Cleveland Electric Illumination Co.	5.950%	12/15/36	1,000	909
	Columbus Southern Power	5.850%	10/1/35	800	737
	Commonwealth Edison Co.	5.875%	2/1/33	250	235
	Commonwealth Edison Co.	5.900%	3/15/36	1,500	1,409
	Connecticut Light & Power Co.	6.350%	6/1/36	750	758
	Consolidated Edison Co. of New York	5.300%	3/1/35	1,125	1,011
	Consolidated Edison Co. of New York	5.850%	3/15/36	1,875	1,821

	Consolidated Edison Co. of New York	6.200%	6/15/36	550	560
	Consolidated Edison Co. of New York	6.300%	8/15/37	1,450	1,507
	Constellation Energy Group, Inc.	7.600%	4/1/32	1,800	2,012
	Consumers Energy Co.	5.650%	4/15/20	1,250	1,251
	Detroit Edison Co.	5.700%	10/1/37	500	478
	Dominion Resources, Inc.	6.300%	3/15/33	2,150	2,106
	Dominion Resources, Inc.	5.950%	6/15/35	1,150	1,081
	DTE Energy Co.	6.375%	4/15/33	800	795
	Duke Energy Carolinas	6.100%	6/1/37	825	820
	Duke Energy Corp.	6.000%	12/1/28	1,000	986
	Duke Energy Corp.	6.450%	10/15/32	1,050	1,101
	El Paso Electric Co.	6.000%	5/15/35	1,400	1,317
	Energy East Corp.	6.750%	7/15/36	1,425	1,477
	Exelon Corp.	5.625%	6/15/35	1,975	1,763
	FirstEnergy Corp.	7.375%	11/15/31	5,850	6,416
	Florida Power & Light Co.	5.950%	10/1/33	950	942
	Florida Power & Light Co.	5.625%	4/1/34	1,174	1,114
	Florida Power & Light Co.	4.950%	6/1/35	775	665
	Florida Power & Light Co.	5.400%	9/1/35	1,875	1,720
	Florida Power & Light Co.	6.200%	6/1/36	150	154
	Florida Power & Light Co.	5.650%	2/1/37	1,150	1,093
	Florida Power & Light Co.	5.850%	5/1/37	625	611
	Florida Power Corp.	6.350%	9/15/37	1,625	1,723
	Georgia Power Co.	5.650%	3/1/37	2,075	1,971
	Indiana Michigan Power Co.	6.050%	3/15/37	1,925	1,820
	Kansas City Power & Light	6.050%	11/15/35	500	489
	MidAmerican Energy Co.	6.750%	12/30/31	1,800	1,936
	MidAmerican Energy Co.	5.750%	11/1/35	850	805
	MidAmerican Energy Co.	5.800%	10/15/36	875	839
	MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	372
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	5,100	5,140
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,600	1,522
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	3,950	4,185
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,400	2,925
	Nevada Power Co.	6.750%	7/1/37	3,500	3,553
	NiSource Finance Corp.	6.400%	3/15/18	1,450	1,444
	NiSource Finance Corp.	5.450%	9/15/20	725	649
	Northern States Power Co.	5.250%	7/15/35	1,175	1,068
	Northern States Power Co.	6.250%	6/1/36	525	553
	Northern States Power Co.	6.200%	7/1/37	1,050	1,090
	Ohio Power Co.	6.600%	2/15/33	400	402
	Oncor Electric Delivery Co.	7.000%	9/1/22	1,675	1,708
	Oncor Electric Delivery Co.	7.000%	5/1/32	2,025	2,093
	Oncor Electric Delivery Co.	7.250%	1/15/33	325	346
	Pacific Gas & Electric Co.	6.050%	3/1/34	7,875	7,808
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,825	1,747
	PacifiCorp	7.700%	11/15/31	400	485
	PacifiCorp	5.250%	6/15/35	1,150	1,047
	PacifiCorp	5.750%	4/1/37	1,000	984
	PacifiCorp	6.250%	10/15/37	1,200	1,264
3	Pennsylvania Electric Co.	6.050%	9/1/17	350	349
	Pepco Holdings, Inc.	7.450%	8/15/32	300	336
	PPL Energy Supply LLC	6.000%	12/15/36	1,350	1,227
	Progress Energy, Inc.	7.750%	3/1/31	1,725	2,024
	Progress Energy, Inc.	7.000%	10/30/31	925	994
	PSE&G Power LLC	8.625%	4/15/31	400	500
	PSI Energy Inc.	6.120%	10/15/35	600	589
	Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,059
	Public Service Co. of Oklahoma	6.625%	11/15/37	300	301

Public Service Electric & Gas	5.250%	7/1/35	675	606
Public Service Electric & Gas	5.800%	5/1/37	2,325	2,288
Puget Sound Energy Inc.	5.483%	6/1/35	825	751
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,446
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	547
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,706
Southern California Edison Co.	6.650%	4/1/29	700	740
Southern California Edison Co.	6.000%	1/15/34	1,525	1,542
Southern California Edison Co.	5.750%	4/1/35	400	391
Southern California Edison Co.	5.350%	7/15/35	2,250	2,078
Southern California Edison Co.	5.625%	2/1/36	1,100	1,056
Southern California Edison Co.	5.550%	1/15/37	600	570
Tampa Electric Co.	6.550%	5/15/36	450	461
Toledo Edison Co.	6.150%	5/15/37	600	562
United Utilities PLC	5.375%	2/1/19	1,000	955
United Utilities PLC	6.875%	8/15/28	375	382
Virginia Electric & Power Co.	6.000%	1/15/36	1,725	1,647
Virginia Electric & Power Co.	6.000%	5/15/37	825	792
Virginia Electric & Power Co.	6.350%	11/30/37	1,000	1,039
Wisconsin Electric Power Co.	5.625%	5/15/33	450	427
Wisconsin Electric Power Co.	5.700%	12/1/36	1,675	1,603
Wisconsin Power & Light Co.	6.375%	8/15/37	950	986
Xcel Energy, Inc.	6.500%	7/1/36	650	655
Natural Gas (1.7%)
AGL Capital Corp.	6.000%	10/1/34	850	760
Duke Capital Corp.	8.000%	10/1/19	425	487
Duke Capital Corp.	6.750%	2/15/32	1,705	1,722
Duke Energy Field Services	8.125%	8/16/30	500	578
El Paso Natural Gas Co.	8.375%	6/15/32	1,350	1,554
Energy Transfer Partners LP	6.625%	10/15/36	1,125	1,051
Enterprise Products Operating LP	6.875%	3/1/33	875	912
Enterprise Products Operating LP	6.650%	10/15/34	900	905
KeySpan Corp.	8.000%	11/15/30	1,175	1,413
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	561
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,071
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,504
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,350	1,347
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,400	1,461
ONEOK Inc.	6.000%	6/15/35	975	905
ONEOK Partners, LP	6.650%	10/1/36	2,550	2,571
ONEOK Partners, LP	6.850%	10/15/37	1,200	1,252
Plains All American Pipeline LP	6.650%	1/15/37	1,175	1,159
San Diego Gas & Electric	5.350%	5/15/35	1,775	1,626
San Diego Gas & Electric	6.125%	9/15/37	625	643
Southern California Gas Co.	5.750%	11/15/35	75	73
Southern Natural Gas	7.350%	2/15/31	1,350	1,425
Southern Union Co.	7.600%	2/1/24	500	526
Southern Union Co.	8.250%	11/15/29	1,000	1,132
Tennessee Gas Pipeline	7.000%	10/15/28	2,650	2,689
Texas Eastern Transmission	7.000%	7/15/32	700	783
Trans-Canada Pipelines	5.600%	3/31/34	1,725	1,609
Trans-Canada Pipelines	5.850%	3/15/36	2,575	2,415
Trans-Canada Pipelines	6.200%	10/15/37	2,225	2,232
Williams Cos., Inc.	7.500%	1/15/31	6,950	7,419
Williams Cos., Inc.	7.750%	6/15/31	2,750	2,998
				172,989
Total Corporate Bonds (Cost $1,264,820)				1,247,432
Sovereign Bonds (U.S. Dollar-Denominated) (3.8%)
Asian Development Bank	5.593%	7/16/18	3,400	3,668

	European Investment Bank	4.875%	2/15/36	2,400	2,367
	Inter-American Development Bank	7.000%	6/15/25	750	922
	International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,411
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,453
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,225	2,154
	Korea Electric Power	7.000%	2/1/27	750	842
	Kreditanstalt fur Wiederaufbau	0.000%	4/18/36	6,200	1,506
	Kreditanstalt fur Wiederaufbau	0.000%	6/29/37	6,275	1,436
3	Pemex Project Funding Master Trust	6.625%	6/15/35	2,725	2,837
	Pemex Project Funding Master Trust	6.625%	6/15/35	4,900	5,102
	Petrobras International Finance	5.875%	3/1/18	2,200	2,240
	Petrobras International Finance	8.375%	12/10/18	1,500	1,785
	Province of British Columbia	6.500%	1/15/26	1,500	1,762
	Province of Manitoba	9.250%	4/1/20	1,500	2,051
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,818
	Province of Quebec	4.875%	5/5/14	500	520
	Province of Quebec	7.500%	7/15/23	600	751
	Province of Quebec	7.125%	2/9/24	3,800	4,556
	Province of Quebec	7.500%	9/15/29	2,950	3,819
	Province of Saskatchewan	7.375%	7/15/13	600	681
	Quebec Hydro Electric	9.400%	2/1/21	1,480	2,132
	Quebec Hydro Electric	8.400%	1/15/22	775	1,047
	Quebec Hydro Electric	8.050%	7/7/24	5,000	6,556
	Quebec Hydro Electric	8.500%	12/1/29	500	702
	Region of Lombardy, Italy	5.804%	10/25/32	2,375	2,568
	Republic of Finland	6.950%	2/15/26	195	241
	Republic of Italy	6.875%	9/27/23	6,600	7,965
	Republic of Italy	5.375%	6/15/33	5,750	5,920
	Republic of Korea	5.625%	11/3/25	900	906
	Republic of South Africa	5.875%	5/30/22	3,000	3,049
	United Mexican States	8.125%	12/30/19	6,750	8,237
	United Mexican States	8.300%	8/15/31	1,425	1,844
	United Mexican States	6.750%	9/27/34	16,425	18,129
Total Sovereign Bonds (Cost $100,311)					103,977
Taxable Municipal Bonds (1.2%)
	Illinois (Taxable Pension) GO	4.950%	6/1/23	1,700	1,686
	Illinois (Taxable Pension) GO	5.100%	6/1/33	20,850	20,080
	Kansas Dev. Finance Auth. Rev.
	(Public Employee Retirement System)	5.501%	5/1/34	500	509
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	1,250	1,528
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	30	29
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	570	550
	Oregon (Taxable Pension) GO	5.762%	6/1/23	600	639
	Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	1,947
	Oregon School Board Assn.	4.759%	6/30/28	1,850	1,714
	Oregon School Board Assn.	5.528%	6/30/28	1,500	1,525
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	3,900	3,642
	Wisconsin Public Service Rev.	5.700%	5/1/26	900	940
Total Taxable Municipal Bonds (Cost $34,298)					34,789

				Shares
Temporary Cash Investment (0.4%)
	Vanguard Market Liquidity Fund
4	(Cost $8,462)	4.664%		8,462,003	8,462
Total Investments (98.7%) (Cost $2,669,560)					2,738,949
Other Assets and Liabilities—Net (1.3%)					36,779
Net Assets (100%)					2,775,728

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $22,245,000, representing 0.8% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and the Shareholders of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (separate funds of Vanguard Bond Index Funds, the “Funds”) as of December 31, 2007, and for the year then ended and have issued our unqualified report thereon dated February 8, 2008. Our audits included audits of the Funds’ schedules of investments as of December 31, 2007. These schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the finan-cial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, PA

February 8, 2008

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© 2008 Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA840 022008

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2007: $186,000

Fiscal Year Ended December 31, 2006: $151,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2007: $2,835,320

Fiscal Year Ended December 31, 2006: $2,347,620

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2007: $630,400

Fiscal Year Ended December 31, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2007: $215,900

Fiscal Year Ended December 31, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2007: $0

Fiscal Year Ended November 30, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2007: $215,900

Fiscal Year Ended December 31, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: February 12, 2008

VANGUARD BOND INDEX FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS
TREASURER

Date: February 12, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.